UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2012

Item 1. Reports to Stockholders.

2012 Semiannual Report

TIAA-CREF
Real Estate Securities Fund
of the TIAA-CREF Funds

September 30, 2012

Understanding your fund report

This semiannual report contains information about the Real Estate Securities Fund and describes the fund’s results for the six months ended September 30, 2012. The report contains three main sections:

•	The fund performance section compares the fund’s investment returns with those of its benchmark index.

•	The portfolio of investments lists the issuers, industries and types of securities in which the Real Estate Securities Fund had investments as of September 30, 2012.

•	The financial statements provide detailed information about the operations and financial condition of the fund.

          The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Real Estate Securities Fund are noted in the fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement or Premier classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2012 Semiannual Report ▪ TIAA-CREF Real Estate Securities Fund

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The Real Estate Securities Fund also files complete portfolio listings with the SEC, and they are available to the public.

          You can obtain a complete list of the holdings of the Real Estate Securities Fund (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or

•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Real Estate Securities Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of March 31 or September 30; Form N-Q filings are as of December 31 or June 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

The Real Estate Securities Fund’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the fund voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The Real Estate Securities Fund is managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the fund.

TIAA-CREF Real Estate Securities Fund ▪ 2012 Semiannual Report	3

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

          The expense example that appears in the table on page 5 is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

          The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

          The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (April 1, 2012–September 30, 2012).

Actual expenses

The first line of the two lines listed for each share class in the table uses the class’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

          Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in each share class’s entry shows hypothetical account values and expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’s actual return.

          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

4	2012 Semiannual Report ▪ TIAA-CREF Real Estate Securities Fund

Important information about expenses

Expense example

Six months ended September 30, 2012

Real Estate Securities Fund	Beginning account value (4/1/12)	Ending account value (9/30/12)	Expenses paid during period* (4/1/12– 9/30/12)

Institutional Class
Actual return	$1,000.00	$1,047.01	$2.77
5% annual hypothetical return	1,000.00	1,022.36	2.74

Retirement Class
Actual return	$1,000.00	$1,045.08	$4.00
5% annual hypothetical return	1,000.00	1,021.16	3.95

Retail Class
Actual return	$1,000.00	$1,045.50	$4.56
5% annual hypothetical return	1,000.00	1,020.61	4.51

Premier Class
Actual return	$1,000.00	$1,046.23	$3.49
5% annual hypothetical return	1,000.00	1,021.66	3.45

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2012. The fund’s annualized six-month expense ratio for that period was 0.54% for the Institutional Class, 0.78% for the Retirement Class, 0.89% for the Retail Class and 0.68% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

About the fund’s benchmark

The FTSE NAREIT All Equity REITs Index measures the performance of publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

TIAA-CREF Real Estate Securities Fund ▪ 2012 Semiannual Report	5

Real Estate Securities Fund

Performance for the six months ended September 30, 2012

The Real Estate Securities Fund returned 4.70% for the Institutional Class, compared with the 5.07% return of its benchmark, the FTSE NAREIT All Equity REITs Index. For the one-year period ended September 30, 2012, the fund returned 35.19%, versus 33.81% for the index. The table on the following page shows returns for all share classes of the fund.

          During the six-month period, returns for real estate investment trusts (REITs) weakened from their double-digit advances during the fourth quarter of 2011 and the first quarter of 2012 but continued in positive territory, spurred by an improving outlook for the housing market and further stimulus efforts by the Federal Reserve.

          For the six months, REITs easily outpaced the 2.89% advance of the broad U.S. stock market, as measured by the Russell 3000® Index, and the 3.68% gain of the domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index.

          For the five years ended September 30, 2012, REITs registered an average annual return of 2.28%, topping the 1.30% average return of the Russell 3000 Index but lagging the 6.53% return of the Barclays aggregate index.

Stock selections trim relative performance

During the reporting period, ten of the benchmark’s 13 property sectors generated gains, and three produced double-digit earnings. The largest contributions to the benchmark’s rise came from timber, health care and regional malls, which returned 15.7%, 11.1% and 6.7%, respectively. Together, these three sectors made up about one-third of the benchmark’s total market capitalization at period-end. Gains were tempered by losses in the apartment, diversified and lodging sectors.

          The fund lagged its benchmark largely because of several overweight positions that failed to perform as anticipated. Chief among these were residential property owners Equity Residential and UDR, as well as ProLogis, a distribution facilities operator. Underweight holdings in Weyerhaeuser, a forest products manufacturer, and HCP, a health care REIT, also detracted from the fund’s relative performance.

          These negative effects were partly offset by positive contributions from several other holdings, including an out-of-benchmark position in Thomas Properties Group, an office, retail and multifamily property owner, and an underweight holding in Vornado Realty Trust, a commercial real estate owner. Excluding BRE Properties, a West Coast apartment manager, and Hospitality Properties Trust, a hotel property owner, also boosted relative results.

6	2012 Semiannual Report ▪ TIAA-CREF Real Estate Securities Fund

Real Estate Securities Fund

Performance as of September 30, 2012

	Inception date	Total return		Average annual total return

Real Estate Securities Fund		6 months	1 year	5 years		since fund inception

Institutional Class	10/1/2002	4.70%	35.19%	2.03%		11.23%
Retirement Class	10/1/2002	4.51	34.84	1.79		11.02
Retail Class	10/1/2002	4.55	34.68	1.80		11.03
Premier Class	9/30/2009	4.62	35.08	1.96	*	11.19	*

FTSE NAREIT All Equity REITs Index	—	5.07	33.81	2.28		11.51	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

†	Performance is calculated from the inception date of the Institutional Class.

Portfolio composition

Industry	% of net assets as of 9/30/2012

Specialized REITs	31.8
Retail REITs	24.5
Residential REITs	18.2
Office REITs	9.7
Diversified REITs	4.3
Industrial REITs	4.2
Real estate operating companies	1.9
Homebuilding	0.9
Mortgage REITs	0.7
Diversified capital markets	0.3
Other assets & liabilities, net	3.5

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 9/30/2012

More than $15 billion–$50 billion	46.5
More than $2 billion–$15 billion	44.3
$2 billion or less	9.2

Total	100.0

TIAA-CREF Real Estate Securities Fund ▪ 2012 Semiannual Report	7

Portfolio of investments (unaudited)

Real Estate Securities Fund ▪ September 30, 2012

Principal		Issuer		Value	% of net assets

BONDS

CORPORATE BONDS

HOMEBUILDING
		PDG Realty S.A. Empreendimentos e Participacoes
$1,698,479	j,m	0.000%, 09/19/16		$586,477	0.0%

				586,477	0.0

		TOTAL CORPORATE BONDS	(Cost $379,076)	586,477	0.0

		TOTAL BONDS	(Cost $379,076)	586,477	0.0

Shares		Company

COMMON STOCKS

DIVERSIFIED CAPITAL MARKETS
250,000	*	HFF, Inc (Class A)	3,725,000	0.3

			3,725,000	0.3

DIVERSIFIED REITS
275,000		iShares Dow Jones US Real Estate Index Fund	17,707,250	1.5
500,000		NRDC Acquisition Corp	6,435,000	0.5
340,000		Vornado Realty Trust	27,557,000	2.3

			51,699,250	4.3

HOMEBUILDING
5,798,479		PDG Realty S.A.	10,926,225	0.9

			10,926,225	0.9

INDUSTRIAL REITS
870,000		AMB Property Corp	30,476,100	2.6
210,000		EastGroup Properties, Inc	11,172,000	0.9
325,000	*	First Industrial Realty Trust, Inc	4,270,500	0.4
2,000,000		Global Logistic Properties	4,076,819	0.3

			49,995,419	4.2

MORTGAGE REITS
500,000		Annaly Capital Management, Inc	8,420,000	0.7

			8,420,000	0.7

OFFICE REITS
500,000		Boston Properties, Inc	55,305,000	4.6
240,000		Digital Realty Trust, Inc	16,764,000	1.4
696,000		Mission West Properties, Inc	6,055,200	0.5
470,000		SL Green Realty Corp	37,632,900	3.2

			115,757,100	9.7

OTHER DIVERSIFIED FINANCIAL SERVICES			0	0.0

211,200	*,b,g,m	People’s Choice Financial Corp	0	0.0

REAL ESTATE OPERATING COMPANIES
3,817,056	a	Thomas Properties Group, Inc	22,215,266	1.9

			22,215,266	1.9

8	2012 Semiannual Report ▪ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Portfolio of investments (unaudited)	continued

Real Estate Securities Fund ▪ September 30, 2012

Shares		Company		Value	% of net assets

RESIDENTIAL REITS
500,000		American Campus Communities, Inc		$21,940,000	1.8%
400,000		AvalonBay Communities, Inc		54,396,000	4.6
220,000		Equity Lifestyle Properties, Inc		14,986,400	1.3
1,175,000		Equity Residential		67,597,750	5.7
185,000		Home Properties, Inc		11,334,950	0.9
280,000		Post Properties, Inc		13,428,800	1.1
1,350,000		UDR, Inc		33,507,000	2.8

				217,190,900	18.2

RETAIL REITS
1,575,000		DDR Corp		24,192,000	2.0
350,000		Equity One, Inc		7,371,000	0.6
300,000		Federal Realty Investment Trust		31,590,000	2.6
1,100,000		General Growth Properties, Inc		21,428,000	1.8
450,000		Macerich Co		25,753,500	2.2
310,000		Regency Centers Corp		15,106,300	1.3
875,000		Simon Property Group, Inc		132,833,750	11.1
100,000		Tanger Factory Outlet Centers, Inc		3,233,000	0.3
400,000		Taubman Centers, Inc		30,692,000	2.6

				292,199,550	24.5

SPECIALIZED REITS
820,000		American Tower Corp		58,539,800	4.9
80,000		Ashford Hospitality Trust, Inc		672,000	0.1
700,000		CubeSmart		9,009,000	0.8
1,500,000		DiamondRock Hospitality Co		14,445,000	1.2
120,000		Entertainment Properties Trust		5,331,600	0.4
350,000		Extra Space Storage, Inc		11,637,500	1.0
675,000		HCP, Inc		30,024,000	2.5
930,000		Health Care REIT, Inc		53,707,500	4.5
2,100,000		Hersha Hospitality Trust		10,290,000	0.9
1,500,000		Host Marriott Corp		24,075,000	2.0
250,000		Plum Creek Timber Co, Inc		10,960,000	0.9
410,000		Public Storage, Inc		57,059,700	4.7
150,000		Rayonier, Inc		7,351,500	0.6
1,300,000	*	Strategic Hotels & Resorts, Inc		7,813,000	0.7
900,000	*	Sunstone Hotel Investors, Inc		9,900,000	0.8
750,000		Ventas, Inc		46,687,500	3.9
850,000		Weyerhaeuser Co		22,219,000	1.9

				379,722,100	31.8

		TOTAL COMMON STOCKS	(Cost $996,466,768)	1,151,850,810	96.5

		TOTAL PORTFOLIO	(Cost $996,845,844)	1,152,437,287	96.5
		OTHER ASSETS & LIABILITIES, NET		42,521,894	3.5

		NET ASSETS		$1,194,959,181	100.0%

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ▪ 2012 Semiannual Report	9

Portfolio of investments (unaudited)	concluded

Real Estate Securities Fund ▪ September 30, 2012

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing.
a	Affiliated holding.
b	In bankruptcy.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2012, the total value of these securities amounted to $0 or 0.0% of net assets.

j	Zero coupon.
m	Indicates a security that has been deemed illiquid.

10	2012 Semiannual Report ▪ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Statement of assets and liabilities (unaudited)

Real Estate Securities Fund ▪ September 30, 2012

ASSETS
Portfolio investments, at value†	$1,130,222,021
Affiliated investments, at value‡	22,215,266
Cash	41,226,429
Cash-foreign^	8,707
Receivable from securities transactions	8,504,477
Receivable from Fund shares sold	2,260,745
Dividends and interest receivable	2,920,432
Other	34,862

Total assets	1,207,392,939

LIABILITIES
Management fees payable	81,295
Service agreement fees payable	8,997
Distribution fees payable	124,756
Due to affiliates	8,766
Payable for securities transactions	10,512,529
Payable for Fund shares redeemed	1,523,816
Income distribution payable	33,896
Accrued expenses and other payables	139,703

Total liabilities	12,433,758

NET ASSETS	$1,194,959,181

NET ASSETS CONSIST OF:
Paid-in-capital	$1,044,082,373
Undistributed net investment income (loss)	3,487,940
Accumulated net realized gain (loss) on total investments	(8,202,575)
Net unrealized appreciation (depreciation) on total investments	155,591,443

NET ASSETS	$1,194,959,181

INSTITUTIONAL CLASS:
Net assets	$704,018,322
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	57,095,828

Net asset value per share	$12.33

RETIREMENT CLASS:
Net assets	$261,512,255
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	20,557,608

Net asset value per share	$12.72

RETAIL CLASS:
Net assets	$162,111,149
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	13,225,327

Net asset value per share	$12.26

PREMIER CLASS:
Net assets	$67,317,455
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	5,456,509

Net asset value per share	$12.34

† Portfolio investments, cost	$979,586,207
‡ Affiliated investments, cost	$17,259,637
^ Foreign cash, cost	$8,707

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ▪ 2012 Semiannual Report	11

Statement of operations (unaudited)

Real Estate Securities Fund ▪ For the period ended September 30, 2012

INVESTMENT INCOME
Dividends*	$12,713,256
Dividends from affiliated investments	115,006
Interest	6,753

Total income	12,835,015

EXPENSES
Management fees	2,845,600
Distribution fees — Retail Class	189,733
Distribution fees — Premier Class	45,654
Fund administration fees	35,027
Custody and accounting fees	10,065
Professional fees	37,593
Shareholder reports	49,615
Shareholder servicing — Institutional Class	4,945
Shareholder servicing — Retirement Class	315,269
Shareholder servicing — Retail Class	80,603
Shareholder servicing — Premier Class	146
Trustee fees and expenses	6,875
Compliance fees	17,925
Registration fees	30,439
Other expenses	19,242

Total expenses	3,688,731

Net investment income (loss)	9,146,284

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	6,525,807
Affiliated investments	(350,906)
Written options	449,358
Foreign currency transactions	(14,718)

Net realized gain (loss) on total investments	6,609,541

Change in unrealized appreciation (depreciation) on:
Portfolio investments	29,086,788
Affiliated investments	5,070,870
Written options	(200,003)

Net change in unrealized appreciation (depreciation) on total investments	33,957,655

Net realized and unrealized gain (loss) on total investments	40,567,196

Net increase (decrease) in net assets from operations	$49,713,480

* Net of foreign withholding taxes of	$9,716

12	2012 Semiannual Report ▪ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Statement of changes in net assets

Real Estate Securities Fund ▪ For the period or year ended

		Real Estate Securities Fund

		September 30, 2012	March 31, 2012

		(unaudited )
	OPERATIONS
	Net investment income (loss)	$9,146,284	$14,398,418
	Net realized gain (loss) on total investments	6,609,541	41,744,013
	Net change in unrealized appreciation (depreciation) on total investments	33,957,655	60,930,701

	Net increase (decrease) in net assets from operations	49,713,480	117,073,132

	DISTRIBUTIONS TO SHAREHOLDERS
	From net investment income:
	Institutional Class	(5,454,106)	(7,264,460)
	Retirement Class	(1,645,357)	(2,905,111)
	Retail Class	(978,438)	(1,555,568)
	Premier Class	(461,301)	(975,770)

	Total distributions	(8,539,202)	(12,700,909)

	SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	84,088,589	303,392,562
	Retirement Class	38,665,370	49,874,656
	Retail Class	25,369,900	25,834,275
	Premier Class	13,457,983	32,305,386
	Reinvestments of distributions:
	Institutional Class	5,432,464	7,216,682
	Retirement Class	1,644,448	2,905,111
	Retail Class	938,006	1,487,942
	Premier Class	461,301	975,770
Redemptions:	Institutional Class	(55,118,345)	(63,001,066)
	Retirement Class	(37,060,085)	(112,218,087)
	Retail Class	(10,970,742)	(22,723,172)
	Premier Class	(7,288,956)	(58,742,979)

	Net increase from shareholder transactions	59,619,933	167,307,080

	Net increase in net assets	100,794,211	271,679,303
	NET ASSETS
	Beginning of period	1,094,164,970	822,485,667

	End of period	$1,194,959,181	$1,094,164,970

	Undistributed net investment income (loss) included in net assets	$3,487,940	$2,880,858

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ▪ 2012 Semiannual Report	13

Statement of changes in net assets	concluded

Real Estate Securities Fund ▪ For the period or year ended

		Real Estate Securities Fund

		September 30, 2012	March 31, 2012

		(unaudited )
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	6,922,388	28,405,635
	Retirement Class	3,047,128	4,405,101
	Retail Class	2,081,167	2,380,577
	Premier Class	1,108,099	3,153,179
Shares reinvested:
	Institutional Class	441,726	680,459
	Retirement Class	129,595	269,296
	Retail Class	76,708	143,584
	Premier Class	37,475	94,280
Shares redeemed:
	Institutional Class	(4,580,324)	(5,864,991)
	Retirement Class	(2,987,141)	(10,404,642)
	Retail Class	(907,702)	(2,162,491)
	Premier Class	(615,635)	(5,300,708)

Net increase from shareholder transactions		4,753,484	15,799,279

14	2012 Semiannual Report ▪ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Financial highlights

Real Estate Securities Fund ▪ For the period or year ended

	Institutional Class

	9/30/12		3/31/12	3/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.87		$10.75	$9.35		$7.24	$10.51	$14.65	$15.34

Gain from investment operations:
Net investment income (loss) (a)	0.11		0.19	0.05		0.19	0.23	0.27	0.22
Net realized and unrealized gain (loss) on total investments	0.45		1.09	1.42		2.12	(3.31)	(2.24)	0.47

Total gain (loss) from investment operations	0.56		1.28	1.47		2.31	(3.08)	(1.97)	0.69

Less distributions from:
Net investment income	(0.10)		(0.16)	(0.07)		(0.18)	(0.19)	(0.39)	(0.48)
Net realized gains	—		—	—		—	—	(1.62)	(0.90)
Return of capital	—		—	—		(0.02)	—	(0.16)	—

Total distributions	(0.10)		(0.16)	(0.07)		(0.20)	(0.19)	(2.17)	(1.38)

Net asset value, end of period	$12.33		$11.87	$10.75		$9.35	$7.24	$10.51	$14.65

TOTAL RETURN	4.70	%(b)	12.16%	15.80	%(b)	32.16%	(28.84)%	(13.54)%	4.26%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$704,018		$644,849	$334,174		$265,753	$200,324	$242,867	$252,164
Ratio of expenses to average net assets before expense waiver and reimbursement	0.54	%(c)	0.54%	0.59	%(c)	0.56%	0.60%	0.56%	0.58%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.54	%(c)	0.54%	0.57	%(c)	0.56%	0.56%	0.56%	0.55%
Ratio of net investment income (loss) to average net assets	1.72	%(c)	1.73%	0.98	%(c)	2.29%	3.98%	2.38%	1.39%
Portfolio turnover rate	20	%(b)	75%	30	%(b)	66%	78%	94%	116%

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ▪ 2012 Semiannual Report	15

Financial highlights	continued

Real Estate Securities Fund ▪ For the period or year ended

	Retirement Class

	9/30/12		3/31/12	3/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.25		$11.08	$9.64		$7.46	$10.81	$15.00	$15.66

Gain from investment operations:
Net investment income (loss) (a)	0.09		0.17	0.04		0.17	0.21	0.24	0.19
Net realized and unrealized gain (loss) on total investments	0.46		1.14	1.46		2.19	(3.39)	(2.28)	0.49

Total gain (loss) from investment operations	0.55		1.31	1.50		2.36	(3.18)	(2.04)	0.68

Less distributions from:
Net investment income	(0.08)		(0.14)	(0.06)		(0.16)	(0.17)	(0.37)	(0.44)
Net realized gains	—		—	—		—	—	(1.62)	(0.90)
Return of capital	—		—	—		(0.02)	—	(0.16)	—

Total distributions	(0.08)		(0.14)	(0.06)		(0.18)	(0.17)	(2.15)	(1.34)

Net asset value, end of period	$12.72		$12.25	$11.08		$9.64	$7.46	$10.81	$15.00

TOTAL RETURN	4.51	%(b)	11.96%	15.60	%(b)	31.85%	(28.95)%	(13.76)%	4.11%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$261,512		$249,433	$289,161		$280,763	$159,554	$172,078	$191,671
Ratio of expenses to average net assets before expense waiver and reimbursement	0.78	%(c)	0.78%	0.83	%(c)	0.81%	0.85%	0.81%	0.84%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.78	%(c)	0.78%	0.82	%(c)	0.81%	0.81%	0.81%	0.80%
Ratio of net investment income (loss) to average net assets	1.45	%(c)	1.54%	0.77	%(c)	1.98%	3.53%	2.03%	1.18%
Portfolio turnover rate	20	%(b)	75%	30	%(b)	66%	78%	94%	116%

16	2012 Semiannual Report ▪ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Financial highlights	continued

Real Estate Securities Fund ▪ For the period or year ended

	Retail Class

	9/30/12		3/31/12	3/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.80		$10.69	$9.30		$7.20	$10.46	$14.59	$15.27

Gain from investment operations:
Net investment income (loss) (a)	0.08		0.15	0.04		0.17	0.23	0.31	0.21
Net realized and unrealized gain (loss) on total investments	0.46		1.09	1.41		2.11	(3.31)	(2.28)	0.47

Total gain (loss) from investment operations	0.54		1.24	1.45		2.28	(3.08)	(1.97)	0.68

Less distributions from:
Net investment income	(0.08)		(0.13)	(0.06)		(0.16)	(0.18)	(0.38)	(0.46)
Net realized gains	—		—	—		—	—	(1.60)	(0.90)
Return of capital	—		—	—		(0.02)	—	(0.18)	—

Total distributions	(0.08)		(0.13)	(0.06)		(0.18)	(0.18)	(2.16)	(1.36)

Net asset value, end of period	$12.26		$11.80	$10.69		$9.30	$7.20	$10.46	$14.59

TOTAL RETURN	4.55	%(b)	11.79%	15.64	%(b)	31.95%	(29.01)%	(13.66)%	4.26%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$162,111		$141,355	$124,104		$102,686	$77,475	$118,076	$174,936
Ratio of expenses to average net assets before expense waiver and reimbursement	0.89	%(c)	0.84%	0.84	%(c)	0.77%	1.06%	0.85%	0.83%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.89	%(c)	0.84%	0.83	%(c)	0.77%	0.75%	0.70%	0.65%
Ratio of net investment income (loss) to average net assets	1.35	%(c)	1.42%	0.75	%(c)	2.08%	3.89%	2.68%	1.32%
Portfolio turnover rate	20	%(b)	75%	30	%(b)	66%	78%	94%	116%

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ▪ 2012 Semiannual Report	17

Financial highlights	concluded

Real Estate Securities Fund ▪ For the period or year ended

	Premier Class

	9/30/12		3/31/12	3/31/11	†	9/30/10	9/30/09	*

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.88		$10.75	$9.36		$7.24	$7.24

Gain from investment operations:
Net investment income (loss)(a)	0.09		0.18	0.05		0.14	0.00	(d)
Net realized and unrealized gain on total investments	0.46		1.10	1.41		2.17	—

Total gain (loss) from investment operations	0.55		1.28	1.46		2.31	0.00	(d)

Less distributions from:
Net investment income	(0.09)		(0.15)	(0.07)		(0.17)	—
Net realized gains	—		—	—		(0.02)	—

Total distributions	(0.09)		(0.15)	(0.07)		(0.19)	—

Net asset value, end of period	$12.34		$11.88	$10.75		$9.36	$7.24

TOTAL RETURN	4.62	%(b)	12.06%	15.60	%(b)	32.12%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$67,317		$58,528	$75,047		$31,260	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.68	%(c)	0.68%	0.74	%(c)	0.71%	221.11	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.68	%(c)	0.68%	0.72	%(c)	0.71%	0.72	%(c)
Ratio of net investment income (loss) to average net assets	1.54	%(c)	1.67%	1.03	%(c)	1.56%	0.00	%(c)
Portfolio turnover rate	20	%(b)	75%	30	%(b)	66%	78%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.
*	The Premier Class commenced operations on September 30, 2009.

18	2012 Semiannual Report ▪ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Notes to financial statements (unaudited)

Real Estate Securities Fund

Note 1—organization and significant accounting policies

The TIAA-CREF Real Estate Securities Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Fund. The Fund offers four share classes: Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income and expenses of the Fund are allocated on a pro rata basis to each class of shares of the Fund, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

TIAA-CREF Real Estate Securities Fund ▪ 2012 Semiannual Report	19

Notes to financial statements (unaudited)

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that it distributes all taxable income each year and complies with various other Code requirements. Therefore, no federal income tax provision is required. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (2008-2012) and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.

Trustee compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.

New accounting pronouncements: In May 2011, FASB adopted ASU No. 2011-04, Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. The ASU converges the guidance of both entities on fair value measurements and disclosures. ASU 2011-04 requires additional disclosures around transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy. Effective April 1, 2012, the Fund adopted this guidance with no material impact to the Fund’s financial statements and notes disclosure.

20	2012 Semiannual Report ▪ TIAA-CREF Real Estate Securities Fund

continued

In December 2011, the FASB issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities (the “Update”). The Update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the Update’s adoption on the Fund’s financial statement disclosures.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Fund’s net assets are calculated, such securities will be valued at fair value

TIAA-CREF Real Estate Securities Fund ▪ 2012 Semiannual Report	21

Notes to financial statements (unaudited)

in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments with maturities of 60 days or less are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended September 30, 2012, there were no significant transfers between levels by the Fund.

22	2012 Semiannual Report ▪ TIAA-CREF Real Estate Securities Fund

continued

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012:

Investments	Level 1	Level 2	Level 3	Total

Diversified capital markets	$3,725,000	$—	$—	$3,725,000
Diversified REITs	51,699,250	—	—	51,699,250
Homebuilding	—	10,926,225	—	10,926,225
Industrial REITs	45,918,600	4,076,819	—	49,995,419
Mortgage REITs	8,420,000	—	—	8,420,000
Office REITs	115,757,100	—	—	115,757,100
Real estate operating companies	22,215,266	—	—	22,215,266
Residential REITs	217,190,900	—	—	217,190,900
Retail REITs	292,199,550	—	—	292,199,550
Specialized REITs	379,722,100	—	—	379,722,100
Corporate bonds	—	586,477	—	586,477

Total	$1,136,847,766	$15,589,521	$—	$1,152,437,287

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable. Derivatives require little or no initial investment and permit or require net settlement. The Fund values derivatives at fair value.

For the period ended September 30, 2012, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Derivative contracts	Location	Realized gain/(loss)	Change in unrealized appreciation (depreciation)

Equity contracts	Written options	$449,358	$(200,003)

Options: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund uses options contracts for hedging and cash management purposes and to seek to increase total return. Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Written options are separately reflected as a liability in the Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses from

TIAA-CREF Real Estate Securities Fund ▪ 2012 Semiannual Report	23

Notes to financial statements (unaudited)

writing options that can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. During the period ended September 30, 2012, the Real Estate Securities Fund had exposure to options, based on underlying nominal values, generally between 0% and 5% of net assets.

There were no written options outstanding as of September 30, 2012.

Transactions in written options and related premiums received during the period ended September 30, 2012, were as follows:

	Number of contracts	Premiums

Outstanding at beginning of period	1,840	$227,603
Written	4,600	221,755
Exercised	—	—
Expired	(6,440)	(449,358)
Closed	—	—

Outstanding at end of period	—	—

Note 4—investment adviser and affiliates

Under the terms of its Investment Management Agreement, the Fund pays Advisors a monthly fee based on the annual rate of between 0.44% and 0.50% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The fee range represents a breakpoint schedule that reduces investment management fees as the Fund’s net assets increase. The investment management fee effective rate is 0.50%. The Fund has entered into an Administrative Service Agreement with Advisors under which the Fund pays Advisors for its costs in providing certain administrative and operational oversight services to the Fund.

Under the terms of a Retirement Class Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operation are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of the Fund reimburses TPIS for amounts incurred up to 0.25% of the average daily net assets to distribute the Fund’s Retail Class shares. The Premier Class of the Fund is subject to a distribution Rule 12b-1 plan that compensates TPIS for providing distribution, promotional, and shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class shares.

Certain affiliated entities may pay Fund expenses on behalf of the Fund. The Fund reimburses the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as due to affiliates on the Statement of Assets and Liabilities.

24	2012 Semiannual Report ▪ TIAA-CREF Real Estate Securities Fund

continued

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.96% of the average daily net assets for the Retail Class shares; 0.82% of average daily net assets for the Retirement Class shares; 0.72% of average daily net assets for the Premier Class shares; and 0.57% of average daily net assets for the Institutional Class shares. The expense reimbursement arrangements will continue through at least July 31, 2013, unless changed with approval of the Board.

The Fund may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

At September 30, 2012, TIAA Access, a registered separate account of TIAA, owned less than 3% of the Fund’s shares.

Companies in which the Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

Issue	Value at March 31, 2012	Purchase cost	Sales proceeds	Realized gain/(loss)

Real Estate Securities Fund
Thomas Properties Group, Inc	$17,671,500	$—	$176,198	$(350,906)

Issue	Dividend income	Withholding expense	Shares at September 30, 2012	Value at September 30, 2012

Real Estate Securities Fund
Thomas Properties Group, Inc	$115,006	$—	3,817,056	$22,215,266

Note 5—investments

Restricted securities: Restricted securities held by the Fund, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At September 30, 2012, the cost of portfolio investments for federal income tax purposes was $1,006,626,045. Net unrealized appreciation (depreciation) of portfolio investments for federal income tax purposes was $145,811,242, consisting of gross unrealized appreciation of $167,686,934 and gross unrealized depreciation of $ (21,875,692).

TIAA-CREF Real Estate Securities Fund ▪ 2012 Semiannual Report	25

Notes to financial statements (unaudited)	concluded

Purchases and sales: Purchases and sales of portfolio securities (other than short-term instruments) for the period ended September 30, 2012 were $262,609,244 and $216,465,512, respectively.

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended March 31, 2012 was as follows:

	Ordinary income	Long-term capital gains	Return of capital	Total

March 31, 2012	$12,700,909	$—	$—	$12,700,909

The tax character of the fiscal year 2013 distributions will be determined at the end of the fiscal year.

Note 7—line of credit

The Fund participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the Fund at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended September 30, 2012 there were no borrowings under this credit facility by the Fund.

Note 8—indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Fund’s organizational documents, the trustees and officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

26	2012 Semiannual Report ▪ TIAA-CREF Real Estate Securities Fund

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You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement or Premier classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2012 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

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C6850	A12456 (11/12)

Understanding your report from TIAA-CREF Funds

For the purposes of this report “TIAA-CREF Funds” refers only to the TIAA-CREF Fixed-Income Funds on the cover of this report.

          This semiannual report contains information about the TIAA-CREF Funds and describes their results for the six months ended September 30, 2012. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its benchmark index.

•	The summary portfolios of investments list the issuers, industries and types of securities in which each fund had investments as of September 30, 2012.

•	The financial statements provide detailed information about the operations and financial condition of each fund.

          The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement or Premier classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2012 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

TIAA-CREF Market Monitor

Anxious times keep the bond rally going

During the six-month period that ended on September 30, 2012, all major sectors of the U.S. bond market produced solid returns against a backdrop of slow economic growth and political uncertainty. The broadest measure of the domestic bond market, the Barclays U.S. Aggregate Bond Index, gained 3.7%, outperforming the 2.9% return of U.S. stocks, as measured by the Russell 3000® Index.

          Returns from individual areas of the market ranged from 1.5% for short-term bonds, as measured by the Barclays U.S. 1–5 Year Government/Credit Bond Index to 6.5% for high-yield bonds, as measured by the BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index. Despite moderate inflation, inflation-linked bonds returned 5.3%, according to the Barclays U.S. Treasury Inflation Protected Securities Index (Series-L).

          Municipal bonds, like U.S. Treasury securities, were seen as a safe haven by many investors, and increased issuance was met by healthy demand. As measured by the Barclays 10-Year Municipal Bond Index, the tax-exempt sector returned 4.3%.

The Fed takes steps to keep rates low

Bond prices during the period were boosted by actions taken by the Federal Reserve, which kept short-term interest rates near zero and said it expected “exceptionally low levels” to continue until at least mid-2015.

          The Fed also announced that it would increase its holdings of longer-term bonds by about $85 billion each month through the end of 2012. These purchases were intended to push longer-term rates down, support the mortgage markets and boost broader financial conditions.

The market rewarded risk

Total return for the six months ended September 30, 2012

The high-yield sector outperformed all others during the six-month period.

Sources: High-yield: BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index; TIPS: Barclays U.S. Treasury Inflation Protected Securities Index (Series-L); Munis: Barclays 10-Year Municipal Bond Index; Investment-grade: Barclays U.S. Aggregate Bond Index; Short-term: Barclays U.S. 1–5 Year Government/Credit Bond Index.

          Demand from investors helped lift bond prices, too. Data from the Investment Company Institute showed that bond-based U.S. mutual funds recorded net inflows of more than $145 billion for the six months; at the same time, about $70 billion left equity-based funds. Strong buying, by the Fed and by investors, pushed 10-year Treasury yields (which decline as prices rise) much lower, from 2.23% at the end of March to 1.65% at the end of September.

A political stalemate threatens the recovery

The Federal Reserve and investors alike were reacting to weakening growth at home and abroad and political gridlock that threatened to make conditions much worse. The nation’s gross domestic product (GDP) grew by just 1.3% in the second quarter of 2012—a sharp drop from the 4.1% rise in the fourth quarter of 2011.

          There was certainly no shortage of capacity. Only about 78% of the country’s industrial capacity was in use in September, versus 85% in the boom years of the mid-nineties; what was missing was demand. More than two-thirds of all demand comes from consumers, while capital investment, exports and government contribute the rest. While consumer spending rose slightly during the six months covered by this report, new Census Bureau data suggested this might not continue. Median household income, adjusted for inflation, was 8.1% lower in 2011 than in 2007, the year before the downturn.

          For the six-month period, government spending on all levels—national, state and local—was down. Capital investment was muted, in response to weak domestic demand and excess existing capacity. The brightest spot in the GDP numbers was exports, which climbed 4.3% in September on a year-over-year basis, but slowing growth in Europe and Asia meant that export orders might be declining soon. The International Monetary Fund cut its 2013 growth forecast for advanced economies from 2.0% to 1.5%.

          Here at home, the problems of weak demand and slow growth were exacerbated by an approaching political crisis, as the nation seemed headed for a new stand-off on the budget. Without a compromise, automatic spending cuts and tax increases were scheduled to begin on January 1, 2013. Together, these two steps would drastically reduce government’s contribution to aggregate demand, cutting GDP by an estimated 4%.

          With such a possibility looming, it’s not surprising that investors would flock to bonds, even with yields at historically low levels.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Semiannual Report	3

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

          You can obtain a complete list of the TIAA-CREF Funds’ portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or

•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of March 31 or September 30; Form N-Q filings are as of December 31 or June 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

In certain market conditions, the investment portfolio of a fixed-income fund may include shares of common or preferred stock. If that should occur, TIAA-CREF Funds’ ownership of stock would give it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day investment management of the funds.

4	2012 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

About the funds’ benchmarks

The Barclays U.S. Aggregate Bond Index measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

The Barclays U.S. 1–5 Year Government/Credit Bond Index measures the performance primarily of U.S. Treasury and agency securities and corporate bonds with 1–5 year maturities.

The BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index measures the performance of bond securities that pay interest in cash and have a credit rating of BB or B. BofA Merrill Lynch uses a composite of Fitch Ratings, Moody’s and Standard & Poor’s credit ratings in selecting bonds for this index. These ratings measure the risk that the bond issuer will fail to pay interest or to repay principal in full. The index is market weighted, so that larger bond issues have a greater effect on the index’s return. However, the representation of any single bond issuer is restricted to a maximum of 2% of the total index.

The Barclays 10-Year Municipal Bond Index measures the performance of intermediate- and longer-term, tax-exempt bonds. Bonds in the index must be rated investment-grade (Baa3/BBB- or higher), have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.

The Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

          The expense examples that appear on the performance pages are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

          The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

          The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (April 1, 2012–September 30, 2012).

Actual expenses

The first section of each table uses the fund’s actual expenses and its actual rate of return. The Social Choice Bond Fund is excluded from the expense example. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

          Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each share class’s entry shows hypothetical account values and expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’s actual return.

          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Semiannual Report	5

Bond Fund

Portfolio composition

% of net assets
as of 9/30/2012

Corporate bonds	28.7
Mortgage-backed securities*	27.2
Foreign government & corporate bonds denominated in U.S. dollars	18.1
U.S. Treasury securities	11.9
Asset-backed securities	5.9
Commercial mortgage-backed securities	3.9
Municipal bonds	0.9
U.S. agency securities	0.1
Short-term investments	16.4
Other assets & liabilities, net	–13.1

Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 9/30/2012

Less than 1 year	4.5
1–3 years	36.9
3–5 years	19.6
5–10 years	27.6
Over 10 years	11.4

Total	100.0

Holdings by credit quality†

% of fixed-income investments
(excluding short-term investments)
as of 9/30/2012

Aaa/AAA	43.1
Aa/AA	5.7
A/A	19.0
Baa/BBB	23.7
Ba/BB	4.4
B/B	1.6
Below B/B	0.2
Non-rated	2.3

Total	100.0

†

Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the six months ended September 30, 2012

The Bond Fund returned 4.84% for the Institutional Class, compared with the 3.68% return of its benchmark, the Barclays U.S. Aggregate Bond Index. For the one-year period ended September 30, 2012, the fund returned 8.28%, versus 5.16% for the index. The table below shows returns for all share classes of the fund.

Amid market uncertainty, bonds turn in a solid performance

During the second quarter of 2012, a global economic slowdown triggered a stock sell-off and propelled many investors into U.S. Treasury securities and investment-grade corporate bonds. Investors were attracted to the lower volatility and relative safety of high-quality, fixed-income securities. As strong demand drove the prices of new bond issues higher (and yields lower), the values of many existing bonds rose, too. The Barclays U.S. Aggregate Bond Index, a measure of the broad domestic market, advanced 2.06% for the quarter.

          In August, improving job numbers, a reviving housing market and an uptick in consumer spending lifted investor sentiment. With the economic picture brightening and bond yields falling, investors once again turned to stocks and other riskier investments in search of higher returns.

          Redoubling its efforts to lower long-term interest rates and strengthen the economic recovery, the Federal Reserve signaled its intention in September to maintain its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) within a range of 0% to 0.25% through mid-2015. The Fed also initiated a program to purchase $40 billion of U.S. agency securities each month. The return of the Barclays aggregate index slipped to 1.58% in the third quarter.

Performance as of September 30, 2012

		Total return		Average annual total return

Bond Fund	Inception date	6 months	1 year	5 years		10 years

Institutional Class	7/1/1999	4.84%	8.28%	6.45%		5.24%
Retirement Class	3/31/2006	4.74	8.01	6.18		5.07	‡
Retail Class	3/31/2006	4.71	7.93	6.26		5.12	‡
Premier Class	9/30/2009	4.76	8.02	6.35	‡	5.19	‡

Barclays U.S. Aggregate Bond Index	—	3.68	5.16	6.53		5.32

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

‡

The performance shown for the Retirement, Retail and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement, Retail and Premier classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.

6	2012 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

Corporate securities power the index

For the six months, corporate bonds, which represented one-fifth of the benchmark’s total market capitalization at period-end, returned 6.5%, outperforming other major fixed-income sectors and surpassing the return of the Barclays aggregate index by nearly three percentage points. The small commercial mortgage-backed sector gained 4.7%, while U.S. mortgage-backed securities, comprising nearly one-third of the index, and agency securities lagged with returns of 2.2% and 2.5%, respectively.

          U.S. Treasury securities, the benchmark’s largest sector, returned 3.4%. The yield on 10-year Treasuries fell from 2.23% on March 31, 2012, to 1.65% six months later.

Successful strategies lift the fund above its benchmark

The Bond Fund outperformed the Barclays U.S. Aggregate Bond Index by more than one percentage point for the six months on the strength of advantageous sector positioning and individual security selection.

          With corporate bonds outpacing Treasuries for the period, the fund benefited substantially from its long-standing overweight holdings in investment-grade corporate securities and out-of-benchmark positions in high-yield bonds. Overweight investments and astute security selection among commercial mortgage-backed securities also boosted the fund’s performance, as did its holdings in government-related issues, including emerging market securities.

          The fund’s return, relative to that of its benchmark, was trimmed slightly in the second quarter, when the fund underperformed the Barclays aggregate index because of its underweight position in U.S. Treasury securities, which led the index during that quarter. This negative effect, however, was more than offset by the fund’s strong relative performance during the third quarter.

Expense example

Six months ended September 30, 2012

Bond Fund	Beginning account value (4/1/12)	Ending account value (9/30/12)	Expenses paid during period* (4/1/12– 9/30/12)

Actual return
Institutional Class	$1,000.00	$1,048.39	$1.64
Retirement Class	1,000.00	1,047.43	2.93
Retail Class	1,000.00	1,047.12	3.28
Premier Class	1,000.00	1,047.60	2.41

5% annual hypothetical return
Institutional Class	1,000.00	1,023.46	1.62
Retirement Class	1,000.00	1,022.21	2.89
Retail Class	1,000.00	1,021.86	3.24
Premier Class	1,000.00	1,022.71	2.38

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2012. The fund’s annualized six-month expense ratio for that period was 0.32% for the Institutional Class, 0.57% for the Retirement Class, 0.64% for the Retail Class and 0.47% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Semiannual Report	7

Bond Plus Fund

Portfolio composition

% of net assets as of 9/30/2012

Corporate bonds	29.1
Mortgage-backed securities*	23.2
Foreign government & corporate bonds denominated in U.S. dollars	17.5
U.S. Treasury securities	10.2
Commercial mortgage-backed securities	6.4
Asset-backed securities	4.2
Bank loan obligations	4.0
Municipal bonds	1.2
U.S. agency securities	0.3
Preferred stock	0.1
Short-term investments	16.5
Other assets & liabilities, net	–12.7

Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 9/30/2012

Less than 1 year	7.8
1–3 years	26.5
3–5 years	24.1
5–10 years	30.0
Over 10 years	11.6

Total	100.0

Holdings by credit quality†

% of fixed-income investments (excluding short-term investments) as of 9/30/2012

Aaa/AAA	41.5
Aa/AA	6.0
A/A	14.4
Baa/BBB	16.9
Ba/BB	10.9
B/B	6.8
Below B/B	2.0
Non-rated	1.5

Total	100.0

†

Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the six months ended September 30, 2012

The Bond Plus Fund returned 5.14% for the Institutional Class, compared with the 3.68% return of its benchmark, the Barclays U.S. Aggregate Bond Index. For the one-year period ended September 30, 2012, the fund returned 9.74%, versus 5.16% for the index. The table below shows returns for all share classes of the fund.

Amid market uncertainty, bonds turn in a solid performance

During the second quarter of 2012, a global economic slowdown triggered a stock sell-off and propelled many investors into U.S. Treasury securities and investment-grade corporate bonds. Investors were attracted to the lower volatility and relative safety of high-quality, fixed-income securities. As strong demand drove the prices of new bond issues higher (and yields lower), the values of many existing bonds rose, too. The Barclays U.S. Aggregate Bond Index, a measure of the broad domestic market, advanced 2.06% for the quarter.

          In August, improving job numbers, a reviving housing market and an uptick in consumer spending lifted investor sentiment. With the economic picture brightening and bond yields falling, investors once again turned to stocks and other riskier investments in search of higher returns.

          Redoubling its efforts to lower long-term interest rates and strengthen the economic recovery, the Federal Reserve signaled its intention in September to maintain its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) within a range of 0% to 0.25% through mid-2015. The Fed also initiated a program to purchase $40 billion of U.S. agency securities each month. The return of the Barclays aggregate index slipped to 1.58% in the third quarter.

Performance as of September 30, 2012

		Total return		Average annual total return

Bond Plus Fund	Inception date	6 months	1 year	5 years		since fund inception

Institutional Class	3/31/2006	5.14%	9.74%	6.40%		6.13%
Retirement Class	3/31/2006	5.01	9.46	6.12		5.87
Retail Class	3/31/2006	4.95	9.34	6.19		5.94
Premier Class	9/30/2009	5.06	9.69	6.31	‡	6.05	‡

Barclays U.S. Aggregate Bond Index	—	3.68	5.16	6.53		6.39	§

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

‡

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

§	Performance is calculated from the inception date of the Institutional Class.

8	2012 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

Corporate securities power the index

For the six months, corporate bonds, which represented one-fifth of the benchmark’s total market capitalization at period-end, returned 6.5%, outperforming other major fixed-income sectors and surpassing the return of the Barclays aggregate index by nearly three percentage points. The small commercial mortgage-backed sector gained 4.7%, while U.S. mortgage-backed securities, comprising nearly one-third of the index, and agency securities lagged with returns of 2.2% and 2.5%, respectively.

          U.S. Treasury securities, the benchmark’s largest sector, returned 3.4%. The yield on 10-year Treasuries fell from 2.23% on March 31, 2012, to 1.65% six months later.

A combination of strategies produces outperformance

The Bond Plus Fund outperformed the Barclays U.S. Aggregate Bond Index by almost one-and-a-half percentage points for the six months.

          With corporate bonds outpacing Treasuries for the period, the fund benefited from its long-standing overweight positions in corporate securities, including out-of-benchmark holdings in high-yield bonds. Overweight investments and astute security selection among asset-backed securities also boosted performance. Successful bond choices plus a slight underweight in U.S. mortgage-backed securities contributed as well.

          These positive results were partly offset by the effects of the fund’s underweight position in U.S. Treasury securities, which led the index in the second quarter. However, the fund’s holdings in Treasuries with longer maturities, which benefited from declining yields, somewhat mitigated the drag on performance from the Treasury underweight.

Expense example

Six months ended September 30, 2012

Bond Plus Fund	Beginning account value (4/1/12)	Ending account value (9/30/12)	Expenses paid during period* (4/1/12– 9/30/12)

Actual return
Institutional Class	$1,000.00	$1,051.40	$1.75
Retirement Class	1,000.00	1,050.06	3.03
Retail Class	1,000.00	1,049.53	3.55
Premier Class	1,000.00	1,050.60	2.52

5% annual hypothetical return
Institutional Class	1,000.00	1,023.36	1.72
Retirement Class	1,000.00	1,022.11	2.99
Retail Class	1,000.00	1,021.61	3.50
Premier Class	1,000.00	1,022.61	2.48

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2012. The fund’s annualized six-month expense ratio for that period was 0.34% for the Institutional Class, 0.59% for the Retirement Class, 0.69% for the Retail Class and 0.49% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Semiannual Report	9

Short-Term Bond Fund

Portfolio composition

% of net assets as of 9/30/2012

Corporate bonds	23.5
Foreign government & corporate bonds denominated in U.S. dollars	19.2
U.S. Treasury securities	15.5
Asset-backed securities	13.1
U.S. agency securities	12.1
Commercial mortgage-backed securities	5.2
Mortgage-backed securities*	2.3
Bank loan obligations	0.9
Municipal bonds	0.1
Short-term investments	5.0
Other assets & liabilities, net	3.1

Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 9/30/2012

Less than 1 year	20.0
1–3 years	38.5
3–5 years	35.7
5–10 years	4.9
Over 10 years	0.9

Total	100.0

Holdings by credit quality†

% of fixed-income investments (excluding short-term investments) as of 9/30/2012

Aaa/AAA	54.5
Aa/AA	13.9
A/A	13.4
Baa/BBB	12.7
Ba/BB	3.1
B/B	1.0
Below B/B	0.1
Non-rated	1.3

Total	100.0

†

Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the six months ended September 30, 2012

The Short-Term Bond Fund returned 2.00% for the Institutional Class, compared with the 1.48% return of its benchmark, the Barclays U.S. 1–5 Year Government/Credit Bond Index. For the one-year period ended September 30, 2012, the fund returned 3.71%, versus 2.47% for the index. The table below shows returns for all share classes of the fund.

Amid low interest rates, short-term bonds lag the broad market

During the second quarter of 2012, a global economic slowdown triggered a stock sell-off, and many investors sought safety in U.S. Treasury securities and investment-grade corporate bonds. As strong demand drove the prices of new bond issues higher (and yields lower), the values of many existing bonds rose, too.

          In August, the economic picture brightened. As bond yields continued to fall, some investors again turned to stocks and other riskier investments for their potentially higher returns.

          Redoubling its efforts to lower long-term interest rates and strengthen the economic recovery, the Federal Reserve signaled its intention during the period to maintain its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) within a range of 0% to 0.25% through mid-2015. The Fed also announced a sizable new bond buying initiative and extended through year-end its program of purchasing longer-term U.S. Treasury securities and selling its shorter-term holdings.

          For the six months, the benchmark’s return was less than half the 3.68% gain of the broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index. In the low interest rate environment, investors favored securities with longer maturities, boosting their prices and lifting the return of the broader index, which is predominately composed of intermediate- and longer-term bonds.

Performance as of September 30, 2012

		Total return		Average annual total return

Short-Term Bond Fund	Inception date	6 months	1 year	5 years		since fund inception

Institutional Class	3/31/2006	2.00%	3.71%	4.07%		4.32%
Retirement Class	3/31/2006	1.87	3.44	3.82		4.08
Retail Class	3/31/2006	1.83	3.35	3.88		4.16
Premier Class	9/30/2009	1.92	3.65	4.00	‡	4.26	‡

Barclays U.S. 1–5 Year Government/Credit Bond Index	—	1.48	2.47	4.31		4.66	§

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

‡

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

§	Performance is calculated from the inception date of the Institutional Class.

10	2012 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

          For the five years ended September 30, 2012, the benchmark returned an average annual 4.31%, versus 6.53% for the aggregate index.

Corporate securities drive the benchmark higher

For the six-month period, corporate bonds, representing one-fifth of the index’s total market capitalization on September 30, 2012, returned 2.9%. U.S. government-related securities returned 1.4%, while U.S. Treasuries, the benchmark’s largest sector, lagged with a 1.0% return.

          The yield on 2-year Treasury notes fell from 0.33% on March 31, 2012, to 0.23% at period-end. The 5-year yield dropped from 1.04% to 0.62%.

Successful strategies lift the fund above its benchmark

The Short-Term Bond Fund outperformed the Barclays U.S. 1–5 Year Government/Credit Bond Index by more than half a percentage point for the six months.

          With corporate bonds leading the index for the period, the fund benefited from its long-standing overweight positions in these securities and from out-of-benchmark holdings in high-yield corporate issues. Nonbenchmark stakes in asset-backed securities and Canadian covered bonds also boosted the fund’s relative return. Covered bonds are bonds issued by a bank and provide income from a pool of assets, usually mortgages; in case of default, the bond holder has a senior claim on the bond’s issuer and a priority claim on the asset pool.

          These positive effects were partly offset by detractions from relative performance from the fund’s underweight position in U.S. Treasuries, which outperformed in April and May. During the six-month period, the fund reduced its exposure to Treasuries as declining yields made them less attractive.

Expense example

Six months ended September 30, 2012

Short-Term Bond Fund	Beginning account value (4/1/12)	Ending account value (9/30/12)	Expenses paid during period* (4/1/12– 9/30/12)

Actual return
Institutional Class	$1,000.00	$1,019.98	$1.47
Retirement Class	1,000.00	1,018.70	2.73
Retail Class	1,000.00	1,018.33	3.14
Premier Class	1,000.00	1,019.20	2.23

5% annual hypothetical return
Institutional Class	1,000.00	1,023.61	1.47
Retirement Class	1,000.00	1,022.36	2.74
Retail Class	1,000.00	1,021.96	3.14
Premier Class	1,000.00	1,022.86	2.23

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2012. The fund’s annualized six-month expense ratio for that period was 0.29% for the Institutional Class, 0.54% for the Retirement Class, 0.62% for the Retail Class and 0.44% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Semiannual Report	11

High-Yield Fund

Portfolio composition

% of net assets as of 9/30/2012

Corporate bonds	77.5
Foreign government & corporate bonds denominated in U.S. dollars	9.3
Bank loan obligations	9.0
Preferred stock	0.2
Short-term investments	5.3
Other assets & liabilities, net	–1.3

Total	100.0

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 9/30/2012

Less than 1 year	0.1
1–3 years	3.3
3–5 years	13.5
5–10 years	72.7
Over 10 years	10.4

Total	100.0

Holdings by credit quality*

% of fixed-income investments (excluding short-term investments) as of 9/30/2012

Baa/BBB	2.3
Ba/BB	54.3
B/B	39.0
Below B/B	4.4

Total	100.0

*

Credit quality ratings are based on the BofA Merrill Lynch methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the six months ended September 30, 2012

The High-Yield Fund returned 6.21% for the Institutional Class, compared with the 6.47% return of its benchmark, the BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index. For the one-year period ended September 30, 2012, the fund returned 18.67%, versus 17.73% for the index. The table below shows returns for all share classes of the fund.

Returns are driven by changing appetites for risk

During the six-month period, the high-yield bond market, like the U.S. stock market, was governed by investor sentiment that operated in “risk-off/risk-on” mode. When U.S. manufacturing declined in the second quarter of 2012, investors favored high-quality, investment-grade bonds over riskier stocks and high-yield securities, and the return of the fund’s benchmark dropped to 1.94% from 4.42% for the previous quarter. In the third quarter, economic prospects brightened and were further improved by additional stimulus plans at the Federal Reserve. The high-yield sector jumped, returning 4.44%.

          For the period, high-yield bonds outperformed by more than two-and-a-half percentage points the 3.68% return of the broad domestic, investment-grade market, as measured by the Barclays U.S. Aggregate Bond Index. For the five years ended September 30, 2012, high-yield issues returned an average annual 8.38%, versus 6.53% for the broad market.

Declining yields bring a surge of new issues

Although overall returns for high-yield bonds were high, the yield on new issues dipped to historically low levels. Borrowers took advantage of these low yields, issuing a total of $150 billion in new bonds during the six-month period,

Performance as of September 30, 2012

		Total return		Average annual total return

High-Yield Fund†	Inception date	6 months	1 year	5 years		since fund inception

Institutional Class	3/31/2006	6.21%	18.67%	8.92%		8.47%
Retirement Class	3/31/2006	6.18	18.37	8.63		8.19
Retail Class	3/31/2006	6.04	18.24	8.72		8.32
Premier Class	9/30/2009	6.13	18.49	8.82	‡	8.40	‡

BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index	—	6.47	17.73	8.38		8.07	§

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

†	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.

‡

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

§	Performance is calculated from the inception date of the Institutional Class.

12	2012 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

compared with $240 billion for the twelve months ended March 31, 2012. This robust supply of new issues was met by strong inflows into those U.S. mutual funds that invest in high-yield debt.

          All but two of the benchmark’s 67 sectors posted gains, with returns ranging from –3.3% for food and drug retail to 13.4% for the electricity distribution sector. Energy exploration, the benchmark’s largest sector in terms of market capitalization at period-end, returned 5.6%.

          Falling yields during the period compressed the spreads between bonds of different credit quality. The BB and B bonds that make up the benchmark returned 6.7% and 5.9%, respectively, but lower quality bonds (CCC and lower) also returned 5.9%. Default rates rose from 2.9% at the end of March to 3.6% in September, according to Moody’s Investors Service; this was well below the long-term global average of 4.8%.

The fund trails its benchmark

By investing in more than three-quarters of the benchmark’s sectors, the fund was able to participate broadly in the advance of the high-yield market during the six-month period. However, it lagged the benchmark slightly as a result of the fund’s preference for higher-quality securities, its sector allocations and individual security selections.

          The largest drag on relative performance came from an overweight position in Minnesota-based food wholesaler and retailer Supervalu. An overweight in Ford and an underweight in electric generating company GenOn were among the other individual holdings that trimmed the fund’s return.

          These negative effects were partly offset by positive contributions from such holdings as AMC Entertainment; International Lease Finance Corporation, a lessor of commercial aircraft; and SPL Logistics LLC, a service parts logistics provider to the industrial and automotive aftermarket. The fund’s portfolio also benefited from an underweight position in Nextel International, which provides communication services in Latin America.

Expense example

Six months ended September 30, 2012

High-Yield Fund	Beginning account value (4/1/12)	Ending account value (9/30/12)	Expenses paid during period* (4/1/12– 9/30/12)

Actual return
Institutional Class	$1,000.00	$1,062.08	$1.96
Retirement Class	1,000.00	1,061.83	3.26
Retail Class	1,000.00	1,060.41	3.51
Premier Class	1,000.00	1,061.28	2.74

5% annual hypothetical return
Institutional Class	1,000.00	1,023.16	1.93
Retirement Class	1,000.00	1,021.91	3.19
Retail Class	1,000.00	1,021.66	3.45
Premier Class	1,000.00	1,022.41	2.69

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2012. The fund’s annualized six-month expense ratio for that period was 0.38% for the Institutional Class, 0.63% for the Retirement Class, 0.68% for the Retail Class and 0.53% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Semiannual Report	13

Tax-Exempt Bond Fund

Portfolio composition

% of net assets as of 9/30/2012

Municipal bonds	94.7
Other assets & liabilities, net	5.3

Total	100.0

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 9/30/2012

Less than 1 year	5.4
1–3 years	2.7
3–5 years	9.1
5–10 years	51.8
Over 10 years	31.0

Total	100.0

Holdings by credit quality*

% of fixed-income investments (excluding short-term investments) as of 9/30/2012

Aaa/AAA	10.1
Aa/AA	35.2
A/A	35.8
Baa/BBB	17.2
Non-rated	1.7

Total	100.0

*

Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the six months ended September 30, 2012

The Tax-Exempt Bond Fund returned 4.48% for the Institutional Class, compared with the 4.26% return of its benchmark, the Barclays 10-Year Municipal Bond Index. For the one-year period ended September 30, 2012, the fund returned 7.94%, versus 8.26% for the index. The table below shows returns for all share classes of the fund.

Municipal bonds advance in a rocky market

During the six-month period, municipal bonds benefited first from economic uncertainty and then received another boost when conditions improved. In the second quarter of 2012, concerns about slowing growth worldwide led to a sell-off in the global equity markets. In response, nervous investors turned to the relative safety of investment-grade, fixed-income securities, including municipal bonds. The Barclays 10-Year Municipal Bond Index returned 2.08% for the quarter.

          During the third quarter, the U.S. economy gained momentum on encouraging employment data, an improving outlook for the housing market and further stimulus from the Federal Reserve. Against a backdrop of rising consumer confidence, investors rotated from lower-yielding bonds into riskier securities in search of higher returns. Demand for municipal bonds remained fairly strong, however, and they returned a healthy 2.13% for the quarter. As the economic picture brightened, income-seeking investors continued to gravitate into municipal bonds with intermediate- and longer-term maturities because of the relatively attractive yields they provided compared with U.S. Treasury securities.

          For the six months, tax-exempt bonds outperformed the 3.68% return of the broad domestic bond market, as measured by the Barclays U.S. Aggregate Bond Index, by more than half a percentage point.

Performance as of September 30, 2012

		Total return		Average annual total return

Tax-Exempt Bond Fund	Inception date	6 months	1 year	5 years	since inception

Institutional Class	3/31/2006	4.48%	7.94%	5.91%	5.63%
Retail Class	3/31/2006	4.23	7.51	5.75	5.49

Barclays 10-Year Municipal Bond Index	—	4.26	8.26	6.82	6.37	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

†	Performance is calculated from the inception date of the Institutional Class.

14	2012 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

General obligation bonds lead a broad advance

All 14 sectors of the municipal bond market posted positive results for the six-month period. The largest contributions came from state and local general obligation bonds, which returned 4.4% and 4.2%, respectively. Together these two sectors made up almost one-third of the benchmark’s market capitalization at period-end. Additional contributions from the transportation, special tax and lease revenue sectors helped to solidify the benchmark’s return.

          On the last day of the reporting period, 10-year tax-exempt bonds earned 104% of the yield of comparable U.S. Treasury securities, versus 95% at the beginning of the period. This change partly reflected rising prices (and lower yields) for Treasuries. As those yields fell, the ratio between municipal and Treasury yields rose.

          During the six months, new municipal bond issuance topped $201 billion, versus $146 billion over the same period in 2011. Much of the increase came from refundings, which allowed issuers and municipalities to take advantage of lower interest rates in the marketplace.

Sector choices give the fund an edge

For the period, the Tax-Exempt Bond Fund outperformed its benchmark on the strength of numerous favorable sector allocations, including overweight positions within health care, leasing and education. The fund’s portfolio also benefited from maintaining a longer duration than that of its benchmark. Duration is a measure of a fund’s sensitivity to interest rate changes.

          These positive results were partly offset by the negative effects from underweight holdings in the power, special tax, transportation, and water and sewer sectors. The fund’s return was also trimmed by a number of higher-grade, lower-yielding state general obligation bonds that failed to keep pace in the third quarter, as income-seeking investors moved into lower-rated municipal bonds because of their higher yields.

Expense example

Six months ended September 30, 2012

Tax-Exempt Bond Fund	Beginning account value (4/1/12)	Ending account value (9/30/12)	Expenses paid during period* (4/1/12– 9/30/12)

Actual return
Institutional Class	$1,000.00	$1,044.75	$1.79
Retail Class	1,000.00	1,042.28	3.28

5% annual hypothetical return
Institutional Class	1,000.00	1,023.31	1.78
Retail Class	1,000.00	1,021.86	3.24

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2012. The fund’s annualized six-month expense ratio for that period was 0.35% for the Institutional Class and 0.64% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Semiannual Report	15

Inflation-Linked Bond Fund

Portfolio composition

% of net assets as of 9/30/2012

U.S. Treasury securities	98.7
Short-term investments	0.8
Other assets & liabilities, net	0.5

Total	100.0

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 9/30/2012

Less than 1 year	0.9
1–3 years	17.0
3–5 years	19.3
5–10 years	31.3
Over 10 years	31.5

Total	100.0

Performance for the six months ended September 30, 2012

The Inflation-Linked Bond Fund returned 5.19% for the Institutional Class, compared with the 5.34% return of its benchmark, the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L). For the one-year period ended September 30, 2012, the fund returned 8.63%, versus 9.10% for the index. The table below shows returns for all share classes of the fund.

Prices fall, then spike as the economy picks up steam

From April through July, a global economic slowdown helped keep domestic inflation in check. Oil, the main driver of prices, sank from $105 a barrel at the beginning of April to $78 at the end of June, a low for the reporting period. In August, when the economy showed signs of improvement, inflation jumped, led by a surge in oil prices, which ended the six months at $92 a barrel. On September 30, 2012, the Consumer Price Index was 2% higher than it had been one year earlier, compared with 2.7% in March.

          Projecting that inflation would remain tame for the foreseeable future, the Federal Reserve extended its efforts to stimulate the economy. In addition to continuing programs that were already in place, the Fed announced a new round of bond buying, with the goal of further lowering long-term interest rates. The Fed also forecast that its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) would most likely remain within a range of 0% to 0.25% through mid-2015.

Performance as of September 30, 2012

		Total return		Average annual total return

Inflation-Linked Bond Fund	Inception date	6 months	1 year	5 years		since fund inception

Institutional Class	10/1/2002	5.19%	8.63%	7.58%		6.40%
Retirement Class	3/31/2006	5.00	8.35	7.30		6.25	*
Retail Class	10/1/2002	4.98	8.29	7.39		6.23
Premier Class	9/30/2009	5.08	8.43	7.46	*	6.34	*

Barclays U.S. Treasury Inflation Protected Securities Index (Series-L)	—	5.34	9.10	7.93		6.69	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Retirement and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

†	Performance is calculated from the inception date of the Institutional Class.

16	2012 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

TIPS outperform the broad bond market

TIPS returned a robust 3.15% in the second quarter of 2012, as slowing growth triggered a stock sell-off and many investors turned to the relative safety of U.S. Treasury securities, including TIPS. In the third quarter, the benchmark earned 2.12% when the U.S. economy appeared to gain momentum and investors favored stocks, corporate bonds and other riskier securities.

          As the Fed continued its stimulus initiatives, investor expectations of high future inflation increased. The return of the TIPS index for the period was more than one-and-a-half percentage points greater than the 3.68% gain of the broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index. For the five years ended September 30, 2012, the average annual return of TIPS was 7.93%, versus 6.53% for the Barclays aggregate index.

The fund slightly trails its benchmark

For the six-month period, the fund narrowly trailed the TIPS index primarily because the fund’s return includes a deduction for expenses, while the benchmark’s does not. Because the fund’s portfolio is similar to the composition of its benchmark index, the above discussion of the benchmark’s performance also applies to the performance of the fund.

          During the period, the fund’s managers kept the fund’s duration—a measure of its sensitivity to interest rate changes—close to that of the TIPS index. This strategy helped the fund’s risk and reward characteristics resemble more closely those of its benchmark.

Expense example

Six months ended September 30, 2012

Inflation-Linked Bond Fund	Beginning account value (4/1/12)	Ending account value (9/30/12)	Expenses paid during period* (4/1/12– 9/30/12)

Actual return
Institutional Class	$1,000.00	$1,051.95	$1.39
Retirement Class	1,000.00	1,050.01	2.67
Retail Class	1,000.00	1,049.78	3.03
Premier Class	1,000.00	1,050.76	2.16

5% annual hypothetical return
Institutional Class	1,000.00	1,023.71	1.37
Retirement Class	1,000.00	1,022.46	2.64
Retail Class	1,000.00	1,022.11	2.99
Premier Class	1,000.00	1,022.96	2.13

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2012. The fund’s annualized six-month expense ratio for that period was 0.27% for the Institutional Class, 0.52% for the Retirement Class, 0.59% for the Retail Class and 0.42% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Semiannual Report	17

Bond Index Fund

Portfolio composition

% of net assets as of 9/30/2012

U.S. Treasury securities	35.9
Mortgage-backed securities*	29.9
Corporate bonds	17.4
Foreign government & corporate bonds denominated in U.S. dollars	8.1
U.S. agency securities	4.9
Commercial mortgage-backed securities	1.9
Municipal bonds	1.0
Asset-backed securities	0.3
Short-term investments	1.4
Other assets & liabilities, net	–0.8

Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 9/30/2012

Less than 1 year	1.4
1–3 years	39.4
3–5 years	28.8
5–10 years	18.0
Over 10 years	12.4

Total	100.0

Holdings by credit quality†

% of fixed-income investments (excluding short-term investments) as of 9/30/2012

Aaa/AAA	73.1
Aa/AA	4.6
A/A	11.6
Baa/BBB	10.2
Non-rated	0.5

Total	100.0

†

Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the six months ended September 30, 2012

The Bond Index Fund returned 3.54% for the Institutional Class, compared with the 3.68% return of its benchmark, the Barclays U.S. Aggregate Bond Index. For the one-year period ended September 30, 2012, the fund returned 5.02%, versus 5.16% for the index. The table below shows returns for all share classes of the fund.

Amid market uncertainty, bonds turn in a solid performance

During the second quarter of 2012, a global economic slowdown triggered a stock sell-off and propelled many investors into U.S. Treasury securities and investment-grade corporate bonds. Investors were attracted to the lower volatility and relative safety of high-quality, fixed-income securities. As strong demand drove the prices of new bond issues higher (and yields lower), the values of many existing bonds rose, too. The Barclays U.S. Aggregate Bond Index, a measure of the broad domestic market, advanced 2.06% for the quarter.

          In August, improving job numbers, a reviving housing market and an uptick in consumer spending lifted investor sentiment. With the economic picture brightening and bond yields falling, investors once again turned to stocks and other riskier investments in search of higher returns.

          Redoubling its efforts to lower long-term interest rates and strengthen the economic recovery, the Federal Reserve signaled its intention in September to maintain its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) within a range of 0% to 0.25% through mid-2015. The Fed also initiated a program to purchase $40 billion of U.S. agency securities each month. The return of the Barclays aggregate index slipped to 1.58% in the third quarter.

Performance as of September 30, 2012

		Total return		Average annual total return

Bond Index Fund	Inception date	6 months	1 year	since fund inception

Institutional Class	9/14/2009	3.54%	5.02%	6.03%
Retirement Class	9/14/2009	3.51	4.76	5.80
Retail Class	9/14/2009	3.45	4.66	5.70
Premier Class	9/30/2009	3.46	4.87	5.88	‡

Barclays U.S. Aggregate Bond Index	—	3.68	5.16	6.31	§

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

‡

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for this period has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for this period would have been lower.

§	Performance is calculated from the inception date of the Institutional Class.

18	2012 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

Corporate securities power the index

For the six months, corporate bonds, which represented one-fifth of the benchmark’s total market capitalization at period-end, returned 6.5%, outperforming other major fixed-income sectors and surpassing the return of the Barclays aggregate index by nearly three percentage points. The small commercial mortgage-backed sector gained 4.7%, while U.S. mortgage-backed securities, comprising nearly one-third of the index, and agency securities lagged with returns of 2.2% and 2.5%, respectively.

          U.S. Treasury securities, the benchmark’s largest sector, returned 3.4%. The yield on 10-year Treasuries fell from 2.23% on March 31, 2012, to 1.65% six months later.

The fund trails its benchmark slightly

The Bond Index Fund invests in a portfolio of fixed-income securities that is designed to produce a return corresponding with that of the U.S. investment-grade bond market, based on a broad market index. In seeking a favorable long-term return, mainly from current income, the fund attempts to track the performance of the Barclays U.S. Aggregate Bond Index.

          For the period, the fund’s return lagged that of the Barclays aggregate index, primarily because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not.

          Throughout the six months, the fund’s managers kept the fund’s duration—a measure of its sensitivity to interest rate changes—close to that of its benchmark. This strategy helped the fund’s risk and reward characteristics to more closely resemble those of its benchmark.

Expense example

Six months ended September 30, 2012

Bond Index Fund	Beginning account value (4/1/12)	Ending account value (9/30/12)	Expenses paid during period* (4/1/12– 9/30/12)

Actual return
Institutional Class	$1,000.00	$1,035.41	$0.66
Retirement Class	1,000.00	1,035.05	1.94
Retail Class	1,000.00	1,034.54	2.45
Premier Class	1,000.00	1,034.63	1.43

5% annual hypothetical return
Institutional Class	1,000.00	1,024.42	0.66
Retirement Class	1,000.00	1,023.16	1.93
Retail Class	1,000.00	1,022.66	2.43
Premier Class	1,000.00	1,023.66	1.42

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2012. The fund’s annualized six-month expense ratio for that period was 0.13% for the Institutional Class, 0.38% for the Retirement Class, 0.48% for the Retail Class and 0.28% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Semiannual Report	19

Money Market Fund

Portfolio composition

% of net assets as of 9/30/2012

Commercial paper	32.3
U.S. government & agency securities	26.3
U.S. Treasury securities	20.9
Floating rate securities, government	13.7
Repurchase agreements	5.0
Certificates of deposit	1.6
Other assets & liabilities, net	0.2

Total	100.0

Net annualized yield
(for the 7 days ended 9/25/2012)*

	Current yield	Effective yield

Money Market Fund
Institutional Class	0.06%	0.06%
Retirement Class†	0.00	0.00
Retail Class†	0.00	0.00
Premier Class†	0.00	0.00
iMoneyNet Money Fund Report Averages—All Taxable§	0.03	0.03

The current yield more closely reflects current earnings than does the total return.

*	iMoneyNet reports its 7-day yields as of Tuesday of each week.

Performance for the six months ended September 30, 2012

The Money Market Fund returned 0.03% for the Institutional Class, compared with the 0.01% return of the iMoneyNet Money Fund Report Averages™—All Taxable, a simple average of over 1,000 taxable money market funds. The iMoneyNet average is not an index, and its returns reflect the deduction of expenses charged by the funds included in the average. The table below shows returns for all share classes of the fund.

The Fed redoubles its stimulus efforts

Following a promising first quarter, when the U.S. economy appeared to gain momentum and Europe seemed to make progress in addressing its sovereign debt problems, growth slowed markedly in both the United States and abroad.

          In response, the Federal Reserve signaled its intention to maintain its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) within a range of 0% to 0.25% through mid-2015. Aiming to lower long-term interest rates, the Fed extended through year-end 2012 its program of buying longer-term U.S. Treasury securities and selling its shorter-term holdings. The Fed also announced a sizable new bond buying initiative.

Performance as of September 30, 2012

		Total return		Average annual total return

Money Market Fund	Inception date	6 months	1 year	5 years		10 years

Institutional Class	7/1/1999	0.03%	0.03%	0.94%		1.97%
Retirement Class†	3/31/2006	0.00	0.00	0.80		1.86	‡
Retail Class†	3/31/2006	0.00	0.00	0.86		1.91	‡
Premier Class†	9/30/2009	0.00	0.00	0.90	‡	1.95	‡

iMoneyNet Money Fund Report Averages—All Taxable§	—	0.01	0.03	0.67		1.57

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

An investment in the Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. For a detailed discussion of risk, please see the prospectus.

‡

The performance shown for the Retirement, Retail and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement, Retail and Premier classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.

§	The iMoneyNet Money Fund Report Averages—All Taxable category is a simple average of over 1,000 taxable money market funds. You cannot invest in it directly.

†

Beginning August 18, 2009, part or all of the 12b-1 distribution expenses of the Retail Class of the Money Market Fund are not being reimbursed to the fund’s distributor. The fund’s adviser is also reimbursing certain other fund expenses. Also, part or all of the service and investment management fees of the Retirement Class of the Money Market Fund are being voluntarily waived. Beginning October 1, 2009, part or all of the 12b-1 distribution expenses and investment management fees of the Premier Class of the Money Market Fund are being voluntarily waived. Without these changes, the 7-day current and effective net annualized yields and total returns for these share classes would have been lower. This suspension of reimbursement and the addition of waivers are voluntary and may be discontinued at any time without notice.

20	2012 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

Treasury and LIBOR yields move in opposite directions

During the period, the supply of short-term Treasuries increased, and their yields rose. The yield on Treasuries with three-month maturities went from 0.07% on March 31, 2012, to 0.10% six months later.

          As money market funds continued to abandon the European credit market, banks found alternative financing through the European Central Bank. Investigations by U.S. and British regulators midway through the period called into question the London Interbank Offered Rate, or LIBOR, as a reliable indicator of money market conditions. LIBOR, an indication of the interest rates that banks expect to pay to other banks for loans on the London market, has historically been the most widely used benchmark for short-term rates.

          LIBOR yields fell, as rates came to reflect more accurately actual activity within the credit market. The yield on three-month LIBOR declined from 0.47% at the beginning of the period to 0.36% on September 30.

Successful strategies help the fund outpace its peers

In the prevailing low interest rate environment, the six-month return of the Money Market Fund narrowly surpassed that of the average iMoneyNet fund. Taking advantage of current opportunities to increase relative value and in order to comply with SEC regulations, the fund maintained more than half of its portfolio in U.S. Treasury and agency securities. For additional yield, it continued to hold U.S. government floating-rate securities with two-year maturities and to participate in repurchase agreements. Avoiding Europe, the fund invested in the securities of top-tier Canadian and Australian banks.

          The fund’s weighted average maturity fell from 53 days on March 27, 2012, to 44 days on September 25, 2012, versus 48 days for the average iMoneyNet fund.

Expense example

Six months ended September 30, 2012

Money Market Fund	Beginning account value (4/1/12)	Ending account value (9/30/12)	Expenses paid during period* (4/1/12– 9/30/12)

Actual return
Institutional Class	$1,000.00	$1,000.26	$0.65
Retirement Class	1,000.00	1,000.00	0.90
Retail Class	1,000.00	1,000.00	0.90
Premier Class	1,000.00	1,000.00	0.95

5% annual hypothetical return
Institutional Class	1,000.00	1,024.42	0.66
Retirement Class	1,000.00	1,024.17	0.91
Retail Class	1,000.00	1,024.17	0.91
Premier Class	1,000.00	1,024.12	0.96

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2012. The fund’s annualized six-month expense ratio for that period was 0.13% for the Institutional Class, 0.18% for the Retirement Class, 0.18% for the Retail Class and 0.19% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Semiannual Report	21

Summary portfolio of investments (unaudited)

Bond Fund ▪ September 30, 2012

Principal	Issuer	Value	% of net assets

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS		$3,395,324	0.1%

BANKS
	Bank of America Corp
$9,250,000	5.700%, 01/24/22	10,864,689	0.5
	Citigroup, Inc
9,425,000	4.450%, 01/10/17	10,352,213	0.5
	Other	107,465,802	4.7

		128,682,704	5.7

CAPITAL GOODS		21,901,676	1.0

COMMERCIAL & PROFESSIONAL SERVICES		14,259,396	0.6

CONSUMER DURABLES & APPAREL		5,001,050	0.2

CONSUMER SERVICES		12,084,858	0.5

DIVERSIFIED FINANCIALS
	General Electric Capital Corp
7,775,000	4.650%, 10/17/21	8,714,018	0.4
	Royal Bank of Canada
8,000,000	1.200%, 09/19/17	8,050,400	0.4
	Toyota Motor Credit Corp
10,625,000	0.875%, 07/17/15	10,676,829	0.5
	Other	146,367,085	6.4

		173,808,332	7.7

ENERGY		111,654,368	4.9

FOOD & STAPLES RETAILING		8,992,476	0.4

FOOD, BEVERAGE & TOBACCO		29,388,159	1.3

HEALTH CARE EQUIPMENT & SERVICES		18,545,891	0.8

HOUSEHOLD & PERSONAL PRODUCTS		3,900,084	0.2

INSURANCE		43,483,226	1.9

MATERIALS		44,531,487	2.0

MEDIA		59,949,868	2.6

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		22,613,825	1.0

REAL ESTATE		23,353,186	1.0

RETAILING		20,189,853	0.9

SOFTWARE & SERVICES		11,095,275	0.5

TECHNOLOGY HARDWARE & EQUIPMENT		16,171,647	0.7

TELECOMMUNICATION SERVICES		47,143,378	2.1

TRANSPORTATION		26,119,988	1.1

UTILITIES		89,281,626	4.0

	TOTAL CORPORATE BONDS
	(Cost $873,735,028)	935,547,677	41.2

GOVERNMENT BONDS

AGENCY SECURITIES		8,027,592	0.4

FOREIGN GOVERNMENT BONDS		81,881,053	3.6

Principal		Issuer	Value	% of net assets

MORTGAGE BACKED
		Federal Home Loan Mortgage Corp Gold (FGLMC)
$53,425,100		3.500%–8.000%, 01/01/16–10/15/42	$58,714,201	2.6%
		Federal National Mortgage Association (FNMA)
64,709,197		4.000%, 12/01/39	69,743,460	3.1
8,596,243		4.500%, 09/01/40	9,334,119	0.4
32,177,764		4.500%, 04/01/41	35,000,143	1.5
14,000,000	h	3.000%, 10/25/42	14,778,750	0.7
77,000,000	h	3.500%, 10/25/42	82,582,500	3.6
20,000,000	h	5.000%, 10/25/42	21,815,624	1.0
61,000,000	h	5.500%, 10/25/42	66,871,250	2.9
41,000,000	h	6.000%, 10/25/42	45,266,563	2.0
10,000,000	h	6.500%, 10/25/42	11,240,625	0.5
74,318,136		2.500%–8.000%, 06/01/13–10/25/42	80,760,513	3.6
		Government National Mortgage Association (GNMA)
24,731,724		4.000%, 01/20/42	27,250,164	1.2
29,000,000	h	3.500%, 10/15/42	31,777,655	1.4
17,000,000	h	4.500%, 10/20/42	18,755,780	0.8
13,000,000	h	5.000%, 10/20/42	14,358,906	0.6
		Other	29,351,817	1.3

			617,602,070	27.2

MUNICIPAL BONDS
		City of New York, NY
9,920,000		5.817%, 10/01/31	11,293,126	0.5
		Other	10,176,920	0.4

			21,470,046	0.9

U.S. TREASURY SECURITIES
		United States Treasury Bond
5,800,000	l	5.375%, 02/15/31	8,389,155	0.4
14,501,000		3.000%, 05/15/42	15,035,724	0.7
9,400,000		2.750%, 08/15/42	9,244,317	0.4
		United States Treasury Note
9,000,000		0.250%, 02/28/14	9,004,221	0.4
10,950,000		0.250%, 05/31/14	10,953,416	0.5
51,852,000		0.250%, 06/30/14	51,862,111	2.3
13,175,000		0.250%, 08/31/14	13,177,569	0.6
39,392,000		0.250%, 08/15/15	39,330,470	1.7
50,000,000		0.250%, 09/15/15	49,914,050	2.2
26,578,000		0.625%, 08/31/17	26,594,611	1.2
30,000,000		1.000%, 08/31/19	29,925,000	1.3
		Other	6,566,024	0.2

			269,996,668	11.9

		TOTAL GOVERNMENT BONDS
		(Cost $970,004,442)	998,977,429	44.0

STRUCTURED ASSETS

ASSET BACKED
		Avis Budget Rental Car Funding AESOP LLC
		Series 2011-3A (Class B)
9,300,000	g	4.740%, 11/20/17	10,077,871	0.4
		Series 2012-3A (Class B)
9,800,000	g	3.040%, 03/20/19	9,814,671	0.4
		BlueMountain CLO Ltd
		Series 2012-1A (Class B)
11,450,000	g,i	3.364%, 07/20/23	11,510,685	0.5

22	2012 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Bond Fund ▪ September 30, 2012

Principal		Issuer	Value	% of net assets

ASSET BACKED—continued
		Capital Automotive REIT
		Series 2012-1A (Class A)
$13,967,830	g	4.700%, 07/15/42	$14,082,170	0.6%
		Carlyle Global Market Strategies
		Series 2012-2A (Class B2)
14,800,000	g	4.370%, 07/20/23	14,916,920	0.7
		Commercial Industrial Finance Corp
		Series 2012-1A (Class A1F)
7,800,000	g	2.661%, 08/14/24	7,819,500	0.4
		Dominos Pizza Master Issuer LLC
		Series 2012-1A (Class A2)
12,128,350	g	5.216%, 01/25/42	13,520,697	0.6
		Ford Credit Auto Owner Trust
		Series 2012-B (Class D)
11,440,000		2.930%, 10/15/18	11,624,161	0.5
		Series 2012-C (Class D)
7,800,000		2.430%, 01/15/19	7,839,913	0.4
		Hertz Vehicle Financing LLC
		Series 0-2A (Class B2)
9,285,000	g	5.930%, 03/25/16	10,013,835	0.4
		Other	62,964,058	2.7

			174,184,481	7.6

OTHER MORTGAGE BACKED
		Wachovia Bank Commercial Mortgage Trust
		Series 2007-C30 (Class A5)
18,800,000		5.342%, 12/15/43	21,279,814	0.9
		Other	66,742,408	3.0

			88,022,222	3.9

		TOTAL STRUCTURED ASSETS
		(Cost $253,749,354)	262,206,703	11.5

		TOTAL BONDS
		(Cost $2,097,488,824)	2,196,731,809	96.7

SHORT-TERM INVESTMENTS

TREASURY DEBT
		United States Treasury Bill
14,400,000	d	0.048%, 10/04/12	14,399,943	0.6
41,800,000	d	0.088%, 10/11/12	41,798,978	1.8
63,400,000		0.060%–0.073%, 10/18/12	63,398,077	2.8
66,280,000	d	0.089%, 11/01/12	66,274,920	2.9
30,400,000	d	0.050%–0.104%, 11/08/12	30,397,949	1.3
19,000,000		0.047%–0.050%, 11/15/12	18,998,869	0.8
67,300,000	d	0.082%–0.095%, 11/29/12	67,293,136	3.0
20,000,000		0.090%, 12/06/12	19,997,160	0.9
50,000,000	d	0.090%, 12/13/12	49,991,650	2.3

			372,550,682	16.4

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $372,545,898)	372,550,682	16.4

		TOTAL PORTFOLIO
		(Cost $2,470,034,722)	2,569,282,491	113.1
		OTHER ASSETS & LIABILITIES, NET	(297,252,339)	(13.1)

		NET ASSETS	$2,272,030,152	100.0%

Abbreviation(s):
REIT – Real Estate Investment Trust

d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2012, the aggregate value of these securities amounted to $413,902,646 or 18.2% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Semiannual Report	23

Summary portfolio of investments (unaudited)

Bond Plus Fund ▪ September 30, 2012

Principal		Issuer	Value	% of net assets

BANK LOAN OBLIGATIONS

AUTOMOBILES & COMPONENTS			$4,269,287	0.4%

CAPITAL GOODS			3,484,998	0.3

CONSUMER SERVICES			2,683,383	0.2

DIVERSIFIED FINANCIALS			7,232,334	0.6

ENERGY			3,012,699	0.3

FOOD, BEVERAGE & TOBACCO
		Del Monte Foods Co
$3,355,657	i	4.500%, 03/08/18	3,349,651	0.3

			3,349,651	0.3

HEALTH CARE EQUIPMENT & SERVICES			12,717,245	1.1

MATERIALS			2,233,364	0.2

MEDIA			3,672,113	0.3

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,737,229	0.1

RETAILING			994,981	0.1

SOFTWARE & SERVICES			1,502,609	0.1

UTILITIES			251,562	0.0

		TOTAL BANK LOAN OBLIGATIONS
		(Cost $46,806,083)	47,141,455	4.0

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS			3,295,975	0.3

BANKS
		Bank of America Corp
3,475,000		3.750%, 07/12/16	3,686,902	0.3
		Bank of Montreal
6,450,000	g	2.625%, 01/25/16	6,874,410	0.6
		Bank of Nova Scotia
4,800,000	g	2.150%, 08/03/16	5,056,800	0.4
		Citigroup, Inc
4,585,000		3.953%, 06/15/16	4,905,767	0.4
5,650,000		4.450%, 01/10/17	6,205,836	0.5
		Other	59,381,073	5.0

			86,110,788	7.2

CAPITAL GOODS			19,316,468	1.5

COMMERCIAL & PROFESSIONAL SERVICES			3,570,738	0.3

CONSUMER DURABLES & APPAREL			4,051,712	0.3

CONSUMER SERVICES			7,341,842	0.6

DIVERSIFIED FINANCIALS
		General Electric Capital Corp
5,815,000		4.650%, 10/17/21	6,517,301	0.6
		Temasek Financial I Ltd
4,375,000	g	2.375%, 01/23/23	4,370,157	0.4
		Other	57,610,491	4.9

			68,497,949	5.9

ENERGY			52,881,364	4.5

Principal		Issuer	Value	% of net assets

FOOD & STAPLES RETAILING			$2,995,479	0.3%

FOOD, BEVERAGE & TOBACCO			13,748,864	1.2

HEALTH CARE EQUIPMENT & SERVICES			11,790,894	1.0

HOUSEHOLD & PERSONAL PRODUCTS			2,472,200	0.2

INSURANCE			14,993,592	1.3

MATERIALS			35,679,526	3.0

MEDIA			30,665,783	2.6

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			11,074,144	0.9

REAL ESTATE			12,958,381	1.1

RETAILING			12,838,669	1.1

SOFTWARE & SERVICES
		International Business Machines Corp
$7,000,000		0.750%, 05/11/15	7,045,605	0.6
		Other	10,261,193	0.9

			17,306,798	1.5

TECHNOLOGY HARDWARE & EQUIPMENT			9,170,921	0.8

TELECOMMUNICATION SERVICES			18,478,961	1.6

TRANSPORTATION			13,575,756	1.2

UTILITIES			40,923,148	3.5

		TOTAL CORPORATE BONDS
		(Cost $463,891,337)	493,739,952	41.9

GOVERNMENT BONDS

AGENCY SECURITIES			3,258,632	0.3

FOREIGN GOVERNMENT BONDS
		Province of British Columbia Canada
5,000,000		1.200%, 04/25/17	5,106,950	0.4
		Province of Ontario Canada
5,000,000		2.300%, 05/10/16	5,280,000	0.4
		Other	45,775,117	3.9

			56,162,067	4.7

MORTGAGE BACKED
		Federal Home Loan Mortgage Corp Gold (FGLMC)
3,178,355		4.000%, 12/01/40	3,533,401	0.3
5,376,693		4.000%, 01/01/41	5,863,056	0.5
9,000,000	h	4.500%, 10/15/42	9,679,219	0.8
25,624,474		3.500%–8.000%, 12/01/16–10/15/42	28,091,754	2.4
		Federal National Mortgage Association (FNMA)
4,840,868		3.000%, 05/01/27	5,207,823	0.4
11,000,000	h	3.000%, 10/25/27	11,660,000	1.0
6,451,853		6.000%, 04/01/39	7,140,962	0.6
4,306,736		4.500%, 10/01/40	4,754,473	0.4
18,000,000	h	3.500%, 10/25/42	19,305,000	1.6
32,000,000	h	4.000%, 10/25/42	34,475,002	2.9
10,000,000	h	4.500%, 10/25/42	10,823,438	0.9
13,000,000	h	5.000%, 10/25/42	14,180,156	1.2
5,000,000	h	6.000%, 10/25/42	5,520,313	0.5
54,555,594		2.500%–9.000%, 06/01/13–10/25/42	59,612,021	5.1

24	2012 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Bond Plus Fund ▪ September 30, 2012

Principal		Issuer	Value	% of net assets

MORTGAGE BACKED—continued
		Government National Mortgage Association (GNMA)
$7,142,442		4.500%, 01/20/41	$7,927,472	0.7%
6,000,000	h	3.500%, 10/15/42	6,574,687	0.6
13,000,000	h	4.000%, 10/15/42	14,332,500	1.2
3,000,000	h	5.000%, 10/15/42	3,307,500	0.3
5,000,000	h	4.500%, 10/20/42	5,516,406	0.5
3,000,000	h	5.000%, 10/20/42	3,313,594	0.3
		Other	12,319,254	1.0

			273,138,031	23.2

MUNICIPAL BONDS
		California State Department of Water Resources
4,000,000		3.237%, 12/01/27	4,042,400	0.3
		Other	10,576,351	0.9

			14,618,751	1.2

U.S. TREASURY SECURITIES
		United States Treasury Bond
4,302,000	l	8.000%, 11/15/21	6,738,343	0.6
3,902,500		5.250%, 02/15/29	5,473,256	0.5
3,735,000		5.375%, 02/15/31	5,402,326	0.5
14,130,000		4.375%, 05/15/41	18,722,250	1.6
12,295,000		3.000%, 05/15/42	12,748,378	1.1
		United States Treasury Note
5,415,000		0.250%, 09/15/15	5,405,692	0.5
9,502,000		1.250%, 09/30/15	9,765,529	0.8
14,858,000		0.625%, 08/31/17	14,867,286	1.3
17,930,000		2.375%, 05/31/18	19,522,686	1.6
10,571,000		1.625%, 08/15/22	10,559,458	0.9
		Other	10,820,954	0.8

			120,026,158	10.2

		TOTAL GOVERNMENT BONDS
		(Cost $443,405,365)	467,203,639	39.6

STRUCTURED ASSETS

ASSET BACKED
		ABSC Manufactured Housing Contract
		Series 2004-OK1 (Class A3)
3,502,477	g	5.019%, 04/16/30	3,563,770	0.3
		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI1 (Class M2)
3,500,000		6.060%, 02/25/36	3,482,479	0.3
		Other	42,605,676	3.6

			49,651,925	4.2

OTHER MORTGAGE BACKED
		Banc of America Commercial Mortgage, Inc
		Series 2006-4 (Class AM)
3,300,000		5.675%, 07/10/46	3,680,111	0.3
		Countrywide Alternative Loan Trust
		Series 2005-6CB (Class 2A1)
3,536,733		5.000%, 04/25/20	3,587,111	0.3
		Series 2005-38 (Class A1)
4,799,624	i	1.648%, 09/25/35	3,568,909	0.3
		JP Morgan Mortgage Trust
		Series 2006-A2 (Class 5A3)
3,547,594	i	2.765%, 11/25/33	3,582,928	0.3
		Other	61,244,112	5.2

Principal		Issuer	Value	% of net assets

			75,663,171	6.4

		TOTAL STRUCTURED ASSETS
		(Cost $122,399,224)	$125,315,096	10.6%

		TOTAL BONDS
		(Cost $1,029,695,926)	1,086,258,687	92.1

Shares		Company

PREFERRED STOCKS

DIVERSIFIED FINANCIALS			1,351,340	0.1

		TOTAL PREFERRED STOCKS
		(Cost $1,361,150)	1,351,340	0.1

Principal		Issuer

SHORT-TERM INVESTMENTS

TREASURY DEBT
		United States Treasury Bill
$107,400,000		0.060%–0.073%, 10/18/12	107,396,662	9.1
20,645,000	d	0.050%–0.104%, 11/08/12	20,643,592	1.8
10,400,000		0.095%, 11/29/12	10,398,939	0.9
55,100,000		0.090%–0.098%, 12/06/12	55,092,176	4.7
		Other	429,928	0.0

			193,961,297	16.5

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $193,959,442)	193,961,297	16.5

		TOTAL PORTFOLIO
		(Cost $1,271,822,601)	1,328,712,779	112.7
		OTHER ASSETS & LIABILITIES, NET	(149,382,387)	(12.7)

		NET ASSETS	$1,179,330,392	100.0%

d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2012, the aggregate value of these securities amounted to $187,811,028 or 15.9% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Semiannual Report	25

Summary portfolio of investments (unaudited)

Short-Term Bond Fund ▪ September 30, 2012

Principal		Issuer	Value	% of net assets

BANK LOAN OBLIGATIONS

CAPITAL GOODS			$493,367	0.1%

CONSUMER SERVICES			1,477,640	0.1

DIVERSIFIED FINANCIALS			1,991,335	0.2

FOOD, BEVERAGE & TOBACCO			1,914,086	0.2

HEALTH CARE EQUIPMENT & SERVICES			2,863,085	0.3

		TOTAL BANK LOAN OBLIGATIONS
		(Cost $8,704,923)	8,739,513	0.9

BONDS

CORPORATE BONDS

BANKS
		Australia & New Zealand Banking Group Ltd
$7,000,000	g	2.400%, 11/23/16	7,333,900	0.7
		Bank of Nova Scotia
4,800,000	g	2.150%, 08/03/16	5,056,800	0.5
		Caisse Centrale Desjardins du Quebec
8,000,000	g	1.600%, 03/06/17	8,248,000	0.8
		Citigroup, Inc
4,565,000		5.000%, 09/15/14	4,814,797	0.5
		NIBC Bank NV
7,500,000	g	2.800%, 12/02/14	7,824,480	0.8
		State Bank of India
4,280,000	g	4.125%, 08/01/17	4,378,205	0.4
		Toronto-Dominion Bank
10,000,000	g	1.625%, 09/14/16	10,338,000	1.0
		Westpac Banking Corp
6,000,000	g	2.450%, 11/28/16	6,299,400	0.6
		Other	52,745,131	5.5

			107,038,713	10.8

CAPITAL GOODS			5,161,102	0.5

COMMERCIAL & PROFESSIONAL SERVICES			5,617,777	0.6

CONSUMER DURABLES & APPAREL			1,905,701	0.2

CONSUMER SERVICES			6,613,084	0.7

DIVERSIFIED FINANCIALS
		Royal Bank of Canada
7,000,000		1.200%, 09/19/17	7,044,100	0.7
		UBS AG.
5,000,000	g	1.875%, 01/23/15	5,102,895	0.5
		Other	65,994,636	6.6

			78,141,631	7.8

ENERGY			20,715,483	2.1

FOOD & STAPLES RETAILING			3,370,902	0.3

FOOD, BEVERAGE & TOBACCO			14,505,956	1.4

HEALTH CARE EQUIPMENT & SERVICES			8,268,539	0.9

HOUSEHOLD & PERSONAL PRODUCTS			1,075,205	0.1

Principal		Issuer	Value	% of net assets

INSURANCE
		Hospital for Special Surgery
$7,010,004	g	3.500%, 01/01/23	$7,827,370	0.8%
		Other	6,709,890	0.7

			14,537,260	1.5

MATERIALS			7,536,252	0.8

MEDIA			16,530,161	1.7

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			6,842,469	0.7

REAL ESTATE			1,426,745	0.1

RETAILING			10,812,696	1.1

SOFTWARE & SERVICES
		International Business Machines Corp
5,000,000		0.750%, 05/11/15	5,032,575	0.5
		Microsoft Corp
5,000,000		0.875%, 09/27/13	5,032,965	0.5
		Other	5,631,265	0.6

			15,696,805	1.6

TECHNOLOGY HARDWARE & EQUIPMENT			4,628,487	0.5

TELECOMMUNICATION SERVICES			10,635,603	1.1

TRANSPORTATION			7,639,709	0.7

UTILITIES			21,619,026	2.2

		TOTAL CORPORATE BONDS
		(Cost $359,706,382)	370,319,306	37.4

GOVERNMENT BONDS

AGENCY SECURITIES
		Federal Home Loan Mortgage Corp (FHLMC)
5,000,000		0.750%, 03/28/13	5,014,025	0.5
20,000,000		1.000%, 09/27/17	19,993,280	2.0
5,000,000		1.000%, 09/29/17	5,051,225	0.5
		Federal National Mortgage Association (FNMA)
6,500,000		1.250%, 08/20/13	6,558,071	0.7
25,000,000		1.125%, 06/27/14	25,375,125	2.6
20,000,000		0.500%, 07/02/15	20,059,860	2.0
		Private Export Funding Corp (PEFCO)
10,000,000		1.375%, 02/15/17	10,204,900	1.0
		Other	28,106,454	2.8

			120,362,940	12.1

FOREIGN GOVERNMENT BONDS
		Hydro Quebec
8,000,000		1.375%, 06/19/17	8,117,600	0.8
		Province of Alberta Canada
6,200,000	g	1.000%, 06/21/17	6,277,500	0.6
		Other	38,613,666	3.9

			53,008,766	5.3

MORTGAGE BACKED
		Federal Home Loan Mortgage Corp (FHLMC)
4,634,863		3.000%, 03/15/26	4,843,737	0.5
4,722,857		3.000%, 01/15/27	4,992,059	0.5
		Other	13,244,557	1.3

			23,080,353	2.3

26	2012 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Short-Term Bond Fund ▪ September 30, 2012

Principal		Issuer	Value	% of net assets

MUNICIPAL BONDS			$538,455	0.1%

U.S. TREASURY SECURITIES
		United States Treasury Inflation Indexed Bonds
$24,316,520	k	0.500%, 04/15/15	25,547,544	2.6
10,380,000	k	0.125%, 04/15/16	11,000,371	1.1
7,061,180	k	0.125%, 04/15/17	7,606,769	0.8
		United States Treasury Note
22,720,000		1.125%, 06/15/13	22,870,884	2.3
7,395,000		3.125%, 09/30/13	7,610,786	0.8
29,700,000		1.250%, 04/15/14	30,162,904	3.0
19,558,000	l	0.250%, 09/15/15	19,524,380	2.0
12,455,600		0.625%, 08/31/17	12,463,385	1.2
16,545,200		0.125%–2.625%, 08/31/13–06/30/17	16,702,389	1.7

			153,489,412	15.5

		TOTAL GOVERNMENT BONDS
		(Cost $346,591,962)	350,479,926	35.3

STRUCTURED ASSETS

ASSET BACKED
		Ally Master Owner Trust
		Series 2010-2 (Class A)
8,000,000	g	4.250%, 04/15/17	8,617,952	0.9
		AmeriCredit Automobile Receivables Trust
11,250,000		1.310%–2.450%, 09/8/15–11/8/17	11,396,959	1.1
		Avis Budget Rental Car Funding AESOP LLC
		Series 2010-4A (Class A)
4,500,000	g	2.090%, 04/20/15	4,581,801	0.5
		Cabela’s Master Credit Card Trust
		Series 2011-2A (Class A1)
4,965,000	g	2.390%, 06/17/19	5,235,950	0.5
		CarMax Auto Owner Trust
		Series 2012-2 (Class B)
5,870,000		1.730%, 02/15/18	5,932,727	0.6
		CNH Equipment Trust
		Series 2011-C (Class A4)
6,000,000		1.550%, 11/15/17	6,128,790	0.6
		Entergy Louisiana Investment Recovery Funding I LLC
		Series 2011-A (Class A1)
6,945,518		2.040%, 09/01/23	7,205,913	0.7
		Ford Credit Floorplan Master Owner Trust
		Series 2010-3 (Class A1)
6,485,000	g	4.200%, 02/15/17	6,984,624	0.7
		Series 2012-2 (Class A)
5,050,000		1.920%, 01/15/19	5,199,601	0.5
		Hertz Vehicle Financing LLC
		Series 2009-2A (Class A2)
5,230,000	g	5.290%, 03/25/16	5,738,047	0.6
		Santander Drive Auto Receivables Trust
		Series 2012-2 (Class B)
5,000,000		2.090%, 08/15/16	5,049,060	0.5
		Other	57,965,850	5.9

			130,037,274	13.1

Principal		Issuer	Value	% of net assets

OTHER MORTGAGE BACKED
		Citigroup Commercial Mortgage Trust
		Series 2012-GC8 (Class A2)
$5,000,000		1.813%, 09/10/45	$5,124,898	0.5%
		Commercial Mortgage Pass Through Certificates
		Series 2012-9W57 (Class A)
5,000,000	g	2.365%, 02/10/29	5,247,250	0.5
		Credit Suisse Mortgage Capital Certificates
		Series 2006-C4 (Class A3)
5,000,000		5.467%, 09/15/39	5,641,045	0.6
		JP Morgan Chase Commercial Mortgage Securities Corp
		Series 2012-C8 (Class A2)
5,000,000	h	1.797%, 10/15/45	5,124,995	0.5
		SLM Student Loan Trust
		Series 2012-A (Class A2)
8,000,000	g	3.830%, 01/17/45	8,552,632	0.9
		UBS Barclays Commercial Mortgage
		Series 2012-C2 (Class A1)
6,823,957		1.006%, 05/10/63	6,898,871	0.7
		WF-RBS Commercial Mortgage Trust
		Series 2012-C7 (Class A1)
4,924,010	m	2.288%, 06/15/45	5,176,228	0.5
		Other	9,594,481	1.0

			51,360,400	5.2

		TOTAL STRUCTURED ASSETS
		(Cost $178,914,443)	181,397,674	18.3

		TOTAL BONDS
		(Cost $885,212,787)	902,196,906	91.0

SHORT-TERM INVESTMENTS

TREASURY DEBT
		United States Treasury Bill
50,000,000		0.088%, 10/11/12	49,998,785	5.0

			49,998,785	5.0

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $49,998,785)	49,998,785	5.0

		TOTAL PORTFOLIO
		(Cost $943,916,495)	960,935,204	96.9
		OTHER ASSETS & LIABILITIES, NET	30,535,586	3.1

		NET ASSETS	$991,470,790	100.0%

g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2012, the aggregate value of these securities amounted to $207,565,742 or 20.9% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.
m	Indicates a security that has been deemed illiquid.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Semiannual Report	27

Summary portfolio of investments (unaudited)

High-Yield Fund ▪ September 30, 2012

Principal		Issuer	Value	% of net assets

BANK LOAN OBLIGATIONS

AUTOMOBILES & COMPONENTS
		Allison Transmission Holdings, Inc
$11,697,125	h	4.250%, 08/23/19	$11,716,659	0.6%
		Chrysler Group LLC
8,912,063	i	6.000%, 05/24/17	9,088,255	0.5

			20,804,914	1.1

CAPITAL GOODS
		Generac Power Systems, Inc
9,000,000	i	6.250%, 05/30/18	9,039,420	0.5

			9,039,420	0.5

COMMERCIAL & PROFESSIONAL SERVICES
		Pilot Corp
15,000,000		4.250%, 08/07/19	15,093,750	0.8

			15,093,750	0.8

CONSUMER SERVICES
		Peninsula Gaming LLC
12,500,000	h,i	5.750%, 05/16/17	12,679,750	0.7
		Other	2,169,826	0.1

			14,849,576	0.8

ENERGY
		Arch Coal, Inc
16,957,500	i	5.750%, 05/16/18	17,071,963	0.9

			17,071,963	0.9

FOOD, BEVERAGE & TOBACCO			4,991,050	0.3

HEALTH CARE EQUIPMENT & SERVICES
		Bausch & Lomb, Inc
10,972,500	i	5.250%, 05/17/19	11,084,529	0.6
		Capsugel Holdings US, Inc
13,425,000	h	4.750%, 08/01/18	13,465,275	0.7
		Other	17,653,553	1.0

			42,203,357	2.3

MEDIA			10,413,733	0.6

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			10,019,000	0.5

RETAILING
		Academy Ltd
9,987,437	h,i	6.000%, 08/03/18	10,012,406	0.5

			10,012,406	0.5

SOFTWARE & SERVICES			5,012,500	0.3

TELECOMMUNICATION SERVICES			3,977,117	0.2

UTILITIES			4,528,125	0.2

		TOTAL BANK LOAN OBLIGATIONS
		(Cost $166,416,853)	168,016,911	9.0

Principal		Issuer	Value	% of net assets

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS
		Delphi Corp
$9,000,000		5.875%, 05/15/19	$9,720,000	0.5%
		Ford Motor Co
9,250,000		7.450%, 07/16/31	11,504,687	0.6
		Other	8,356,700	0.5

			29,581,387	1.6

BANKS			15,399,358	0.8

CAPITAL GOODS
		Huntington Ingalls Industries, Inc
8,250,000		6.875%, 03/15/18	8,940,938	0.5
		Kinetic Concepts, Inc
9,200,000	g	10.500%, 11/01/18	9,729,000	0.5
		Schaeffler Finance BV
8,275,000	g	8.500%, 02/15/19	9,268,000	0.5
		Seagate HDD Cayman
9,975,000		7.000%, 11/01/21	10,673,250	0.6
		Tomkins LLC
7,574,000		9.000%, 10/01/18	8,445,010	0.5
		Other	70,726,247	3.7

			117,782,445	6.3

COMMERCIAL & PROFESSIONAL SERVICES
		Clean Harbors, Inc
8,150,000	g	5.250%, 08/01/20	8,394,500	0.4
		Other	31,593,160	1.7

			39,987,660	2.1

CONSUMER DURABLES & APPAREL			40,170,188	2.1

CONSUMER SERVICES
		Ameristar Casinos, Inc
8,970,000		7.500%, 04/15/21	9,642,750	0.5
		DineEquity, Inc
9,750,000		9.500%, 10/30/18	10,993,125	0.6
		Other	57,030,212	3.1

			77,666,087	4.2

DIVERSIFIED FINANCIALS
		CIT Group, Inc
30,800,000		4.250%-6.625%, 04/01/14 - 08/15/22	32,752,338	1.7
		International Lease Finance Corp
8,000,000		6.250%, 05/15/19	8,600,000	0.5
14,000,000		5.875%, 08/15/22	14,462,700	0.8
		Other	64,404,478	3.4

			120,219,516	6.4

ENERGY
		Concho Resources, Inc
14,450,000		5.500%, 04/01/23	15,100,250	0.8
		Continental Resources, Inc
9,250,000	g	5.000%, 09/15/22	9,666,250	0.5
		SESI LLC
8,850,000		7.125%, 12/15/21	9,779,250	0.5

28	2012 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

High-Yield Fund ▪ September 30, 2012

Principal		Issuer	Value	% of net assets

ENERGY—continued
		Tesoro Corp
$18,650,000		5.375%, 10/01/22	$19,209,500	1.0%
		Other	167,297,061	9.1

			221,052,311	11.9

FOOD & STAPLES RETAILING			39,121,062	2.0

FOOD, BEVERAGE & TOBACCO
		Post Holdings, Inc
10,025,000	g	7.375%, 02/15/22	10,651,562	0.6
		Other	23,950,729	1.2

			34,602,291	1.8

HEALTH CARE EQUIPMENT & SERVICES
		CHS
14,950,000		8.000%, 11/15/19	16,407,625	0.9
		HCA, Inc
13,600,000		7.500%, 02/15/22	15,402,000	0.8
24,298,000		5.875%–9.875%, 02/15/16–11/06/33	26,826,225	1.4
		Other	33,675,215	1.8

			92,311,065	4.9

HOUSEHOLD & PERSONAL PRODUCTS
		Reynolds Group Issuer, Inc
13,125,000	g	5.750%, 10/15/20	13,125,000	0.7
		Spectrum Brands Holdings, Inc
7,581,000		9.500%, 06/15/18	8,547,578	0.5
		Other	1,032,500	0.0

			22,705,078	1.2

INSURANCE			9,065,128	0.5

MATERIALS
		LyondellBasell Industries NV
9,000,000		5.000%, 04/15/19	9,562,500	0.5
		Tronox Finance LLC
8,340,000	g	6.375%, 08/15/20	8,423,400	0.5
		Other	107,466,208	5.8

			125,452,108	6.8

MEDIA
		AMC Entertainment, Inc
11,550,000		8.750%, 06/01/19	12,733,875	0.7
		CCO Holdings LLC
19,385,000		6.500%–8.125%, 01/15/19–01/31/22	21,191,050	1.1
		Clear Channel Worldwide Holdings, Inc
10,110,000		7.625%, 03/15/20	9,857,250	0.5
		DISH DBS Corp
20,200,000	g	4.625%, 07/15/17	20,654,500	1.1
		Lamar Media Corp
8,875,000		5.875%, 02/01/22	9,451,875	0.5
		Other	71,664,261	3.9

			145,552,811	7.8

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
		Endo Pharmaceuticals Holdings, Inc
7,768,000		7.000%, 07/15/19	8,370,020	0.5
		Other	19,434,365	1.0

			27,804,385	1.5

Principal		Issuer	Value	% of net assets

REAL ESTATE
		Host Hotels & Resorts LP
$7,500,000		5.875%, 06/15/19	$8,250,000	0.4%
		Other	8,268,062	0.5

			16,518,062	0.9

RETAILING
		Penske Automotive Group, Inc
10,800,000	g	5.750%, 10/01/22	11,070,000	0.6
		Other	71,113,515	3.7

			82,183,515	4.3

SOFTWARE & SERVICES
		SPL Logistics Escrow LLC
21,200,000	g	8.875%, 08/01/20	22,684,000	1.2
		Other	41,990,125	2.3

			64,674,125	3.5

TECHNOLOGY HARDWARE & EQUIPMENT
		Scientific Games Corp
9,861,000		9.250%, 06/15/19	10,945,710	0.6
		Other	11,375,000	0.6

			22,320,710	1.2

TELECOMMUNICATION SERVICES
		Intelsat Bermuda Ltd
11,750,000		11.250%, 02/04/17	12,425,625	0.7
		Sprint Capital Corp
9,724,000		6.900%, 05/01/19	10,088,650	0.5
		Wind Acquisition Finance S.A.
9,250,000	g	7.250%, 02/15/18	8,787,500	0.5
		Other	88,686,140	4.7

			119,987,915	6.4

TRANSPORTATION			51,693,456	2.7

UTILITIES
		Calpine Corp
8,535,000	g	7.875%, 01/15/23	9,431,175	0.5
		NRG Energy, Inc
9,320,000		7.875%, 05/15/21	10,135,500	0.5
		Sabine Pass LNG LP
12,070,000		7.500%, 11/30/16	13,035,600	0.7
		Other	78,219,543	4.2

			110,821,818	5.9

		TOTAL CORPORATE BONDS
		(Cost $1,541,727,013)	1,626,672,481	86.8

		TOTAL BONDS
		(Cost $1,541,727,013)	1,626,672,481	86.8

Shares	Company

PREFERRED STOCKS

DIVERSIFIED FINANCIALS		3,038,939	0.2

	TOTAL PREFERRED STOCKS
	(Cost $3,061,000)	3,038,939	0.2

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Semiannual Report	29

Summary portfolio of investments (unaudited)	concluded

High-Yield Fund ▪ September 30, 2012

Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
$25,000,000	0.001%, 10/01/12	$25,000,000	1.4%
39,500,000	0.050%, 10/03/12	39,499,891	2.1

		64,499,891	3.5

TREASURY DEBT
	United States Treasury Bill
34,000,000	0.085%, 10/11/12	33,999,197	1.8

		33,999,197	1.8

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $98,499,088)	98,499,088	5.3

	TOTAL PORTFOLIO
	(Cost $1,809,703,954)	1,896,227,419	101.3
	OTHER ASSETS & LIABILITIES, NET	(24,780,201)	(1.3)

	NET ASSETS	$1,871,447,218	100.0%

g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2012, the aggregate value of these securities amounted to $501,822,854 or 26.8% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

30	2012 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Tax-Exempt Bond Fund ▪ September 30, 2012

Principal		Issuer	Value	% of net assets

LONG-TERM MUNICIPAL BONDS

ALABAMA			$3,231,144	0.8%

ALASKA			640,069	0.2

ARIZONA
		City of Tucson AZ, GO
$2,000,000		5.000%, 07/01/20	2,446,100	0.6
		Phoenix Industrial Development Authority
3,525,000		5.250%, 06/01/34	3,940,950	1.0
		Other	6,374,575	1.7

			12,761,625	3.3

ARKANSAS			1,214,310	0.3

CALIFORNIA
		California Pollution Control Financing Authority
3,500,000		4.750%, 12/01/23	3,725,225	1.0
		California State Department of Water Resources
2,000,000		5.000%, 05/01/20	2,506,120	0.7
		County of San Bernardino CA, COP
2,000,000		5.250%, 08/01/19	2,324,100	0.6
		East Side Union High School District-Santa Clara County
2,500,000		5.250%, 02/01/23	3,001,200	0.8
		Los Angeles Unified School District, COP
2,250,000		5.000%, 10/01/17	2,593,598	0.7
		State of California
1,855,000		5.000%, 03/01/17	2,169,144	0.6
2,000,000		5.000%, 02/01/22	2,445,300	0.6
2,000,000		5.000%, 04/01/22	2,450,580	0.6
2,000,000		5.250%, 10/01/22	2,507,880	0.7
3,000,000		5.000%, 02/01/38	3,337,680	0.9
2,000,000		5.000%, 04/01/42	2,216,700	0.6
		West Contra Costa Unified School District, GO
1,710,000		5.700%, 02/01/21	2,117,578	0.5
1,810,000		5.700%, 02/01/22	2,268,618	0.6
		Other	22,630,676	5.9

			56,294,399	14.8

COLORADO
		Colorado Health Facilities Authority
2,045,000		5.000%, 02/01/25	2,391,955	0.6
2,000,000		5.000%, 12/01/33	2,175,580	0.6
		Other	5,358,943	1.4

			9,926,478	2.6

CONNECTICUT			2,882,166	0.8

DELAWARE			3,159,150	0.8

DISTRICT OF COLUMBIA			1,166,070	0.3

FLORIDA
		City of Tampa FL
2,000,000		4.000%, 11/15/33	2,038,360	0.5
		Florida Department of Transportation
2,200,000		5.000%, 07/01/18	2,545,444	0.7
		Other	13,687,029	3.6

			18,270,833	4.8

Principal		Issuer	Value	% of net assets

GEORGIA			$2,718,835	0.7%

HAWAII			1,264,300	0.3

ILLINOIS
		Chicago Board of Education, GO
$2,045,000		5.000%, 12/01/17	2,405,820	0.6
1,665,000		5.000%, 12/01/21	2,016,015	0.5
		City of Chicago IL O’Hare International Airport Revenue
3,000,000		5.000%, 01/01/22	3,454,980	0.9
		Regional Transportation Authority
1,650,000		6.000%, 06/01/23	2,100,186	0.6
		State of Illinois
2,045,000		5.000%, 01/01/20	2,248,252	0.6
1,835,000		5.000%, 01/01/20	2,135,867	0.6
		Other	20,939,204	5.5

			35,300,324	9.3

INDIANA
		Indiana Bond Bank
2,120,000		5.250%, 04/01/19	2,557,737	0.7
		Indianapolis Local Public Improvement Bond Bank
1,940,000		5.500%, 01/01/21	2,385,715	0.6
		Other	11,417,084	3.0

			16,360,536	4.3

KANSAS
		Kansas Development Finance Authority
2,000,000		5.000%, 11/15/34	2,295,920	0.6

			2,295,920	0.6

KENTUCKY			1,165,590	0.3

LOUISIANA
		Parish of St. Charles LA
2,000,000	i	4.000%, 12/01/40	2,171,840	0.6
		Other	1,160,820	0.3

			3,332,660	0.9

MAINE			1,256,449	0.3

MARYLAND			1,808,835	0.5

MASSACHUSETTS
		Commonwealth of Massachusetts
2,000,000		5.000%, 08/01/20	2,510,100	0.7
		Massachusetts Development Finance Agency
2,000,000		5.000%, 10/01/22	2,335,600	0.6
		Other	5,086,425	1.3

			9,932,125	2.6

MICHIGAN			6,447,453	1.7

MINNESOTA
		University of Minnesota
1,715,000		5.000%, 08/01/21	2,203,003	0.6
		Other	2,397,660	0.6

			4,600,663	1.2

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Semiannual Report	31

Summary portfolio of investments (unaudited)	concluded

Tax-Exempt Bond Fund ▪ September 30, 2012

Principal	Issuer	Value	% of net assets

MISSISSIPPI
	Mississippi Development Bank Special Obligation
$2,100,000	5.000%, 07/01/17	$2,398,053	0.6%
	Other	1,282,186	0.4

		3,680,239	1.0

MISSOURI		1,734,972	0.5

NEBRASKA		1,117,570	0.3

NEVADA		2,849,137	0.7

NEW HAMPSHIRE		1,067,020	0.3

NEW JERSEY
	New Jersey Transportation Trust Fund Authority
1,815,000	5.250%, 12/15/19	2,237,405	0.6
2,000,000	5.750%, 06/15/23	2,598,120	0.7
	State of New Jersey
2,000,000	5.250%, 08/01/22	2,560,840	0.7
	Other	7,196,684	1.8

		14,593,049	3.8

NEW YORK
	New York City Health & Hospital Corp
2,000,000	5.000%, 02/15/20	2,377,380	0.6
	New York State Urban Development Corp
2,000,000	5.000%, 03/15/20	2,493,260	0.7
	Tobacco Settlement Financing Corp
2,000,000	5.000%, 06/01/18	2,407,440	0.6
	Other	26,020,492	6.8

		33,298,572	8.7

NORTH CAROLINA		4,362,589	1.1

OHIO
	City of Cincinnati OH
2,000,000	5.000%, 12/01/21	2,546,000	0.7
	State of Ohio, AMT
4,000,000	4.950%, 09/01/20	4,003,880	1.1
	Other	14,327,934	3.7

		20,877,814	5.5

OKLAHOMA		1,210,030	0.3

OREGON		943,626	0.2

PENNSYLVANIA
	Commonwealth of Pennsylvania
1,925,000	5.000%, 02/15/19	2,380,032	0.6
	Other	5,136,023	1.4

		7,516,055	2.0

PUERTO RICO
	Commonwealth of Puerto Rico
2,000,000	5.500%, 07/01/20	2,185,440	0.6
	Puerto Rico Commonwealth Infrastructure
	Financing Authority
3,370,000	5.500%, 07/01/19	3,703,630	1.0
	Puerto Rico Public Buildings Authority
2,000,000	5.250%, 07/01/42	2,013,480	0.5
	Other	13,239,970	3.4

		21,142,520	5.5

Principal	Issuer	Value	% of net assets

RHODE ISLAND
	State of Rhode Island
$2,000,000	5.000%, 08/01/21	$2,470,520	0.6%
	Other	2,110,043	0.6

		4,580,563	1.2

SOUTH CAROLINA		4,233,250	1.1

SOUTH DAKOTA		573,535	0.2

TENNESSEE		3,909,375	1.0

TEXAS		9,438,679	2.5

UTAH		2,360,846	0.6

VIRGINIA
	Fairfax County Industrial Development Authority
2,000,000	5.000%, 05/15/37	2,258,800	0.6
	Other	2,604,972	0.7

		4,863,772	1.3

WASHINGTON
	Port of Seattle WA
3,150,000	5.500%, 09/01/17	3,690,572	1.0
	Washington Health Care Facilities Authority
2,025,000	5.000%, 12/01/32	2,112,581	0.5
	Other	3,161,616	0.9

		8,964,769	2.4

WEST VIRGINIA		3,263,950	0.9

WISCONSIN
	State of Wisconsin
2,000,000	5.000%, 05/01/21	2,519,240	0.7
	Other	5,788,406	1.5

		8,307,646	2.2

	TOTAL LONG-TERM MUNICIPAL BONDS
	(Cost $333,254,401)	360,919,512	94.7

	TOTAL PORTFOLIO
	(Cost $333,254,401)	360,919,512	94.7
	OTHER ASSETS & LIABILITIES, NET	20,082,033	5.3

	NET ASSETS	$381,001,545	100.0%

Abbreviation(s):
AMT – Alternative Minimum Tax (subject to)
COP – Certificate of Participation
GO – General Obligation

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

32	2012 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Portfolio of investments (unaudited)

Inflation-Linked Bond Fund ▪ September 30, 2012

Principal		Issuer	Value	% of net assets

GOVERNMENT BONDS

U.S. TREASURY SECURITIES

		United States Treasury Inflation Indexed Bonds
$53,960,210	k	2.000%, 01/15/14	$56,337,804	3.2%
35,405,677	k	1.250%, 04/15/14	36,810,858	2.1
56,591,999	k	2.000%, 07/15/14	60,358,876	3.5
43,884,308	k	1.625%, 01/15/15	47,035,070	2.7
47,249,113	k	0.500%, 04/15/15	49,641,099	2.8
41,660,675	k	1.875%, 07/15/15	45,823,493	2.6
43,323,506	k	2.000%, 01/15/16	48,562,964	2.8
69,434,934	k	0.125%, 04/15/16	73,584,782	4.2
41,231,497	k	2.500%, 07/15/16	47,870,428	2.7
37,865,281	k	2.375%, 01/15/17	44,411,848	2.5
75,655,500	k	0.125%, 04/15/17	81,501,098	4.7
33,338,764	k	2.625%, 07/15/17	40,285,196	2.3
32,337,043	k	1.625%, 01/15/18	37,836,863	2.2
31,158,875	k	1.375%, 07/15/18	36,524,059	2.1
31,371,009	k	2.125%, 01/15/19	38,495,647	2.2
34,242,099	k	1.875%, 07/15/19	42,064,295	2.4
40,525,580	k	1.375%, 01/15/20	48,488,209	2.8
62,607,214	k	1.250%, 07/15/20	74,849,867	4.3
69,211,918	k	1.125%, 01/15/21	81,935,006	4.7
68,040,394	k	0.625%, 07/15/21	77,890,330	4.5
66,823,287	k	0.125%, 01/15/22	72,941,761	4.2
30,885,920	k	0.125%, 07/15/22	33,750,095	1.9
58,773,803	k	2.375%, 01/15/25	79,776,269	4.6
39,313,225	k	2.000%, 01/15/26	51,653,882	3.0
33,524,924	k	2.375%, 01/15/27	46,274,855	2.6
33,931,585	k	1.750%, 01/15/28	43,933,462	2.5
38,338,050	k	3.625%, 04/15/28	60,852,684	3.5
34,351,559	k	2.500%, 01/15/29	49,136,160	2.8
46,254,447	k	3.875%, 04/15/29	76,785,991	4.4
12,558,193	k	3.375%, 04/15/32	20,850,519	1.2
19,613,920	k	2.125%, 02/15/40	28,627,124	1.6
37,420,866	k	2.125%, 02/15/41	54,970,654	3.1
32,954,025	k	0.750%, 02/15/42	35,804,021	2.0

			1,725,665,269	98.7

		TOTAL GOVERNMENT BONDS
		(Cost $1,511,661,355)	1,725,665,269	98.7

Principal		Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
		Federal Home Loan Mortgage Corp (FHLMC)
$11,000,000		0.100%, 10/22/12	$10,999,358	0.6%

			10,999,358	0.6

TREASURY DEBT
		United States Treasury Bill
2,800,000		0.050%, 10/11/12	2,799,961	0.2

			2,799,961	0.2

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $13,799,319)	13,799,319	0.8

		TOTAL PORTFOLIO
		(Cost $1,525,460,674)	1,739,464,588	99.5
		OTHER ASSETS & LIABILITIES, NET	9,002,188	0.5

		NET ASSETS	$1,748,466,776	100.0%

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Semiannual Report	33

Summary portfolio of investments (unaudited)

Bond Index Fund ▪ September 30, 2012

Principal	Issuer	Value	% of net assets

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS		$2,891,048	0.1%

BANKS		101,986,836	2.9

CAPITAL GOODS		25,721,942	0.7

COMMERCIAL & PROFESSIONAL SERVICES		14,064,989	0.4

CONSUMER DURABLES & APPAREL		3,611,566	0.1

CONSUMER SERVICES		10,311,336	0.3

DIVERSIFIED FINANCIALS		134,841,341	3.9

ENERGY		76,604,121	2.2

FOOD & STAPLES RETAILING		6,471,335	0.2

FOOD, BEVERAGE & TOBACCO		39,850,679	1.1

HEALTH CARE EQUIPMENT & SERVICES		13,605,255	0.4

HOUSEHOLD & PERSONAL PRODUCTS		5,504,792	0.2

INSURANCE		40,303,749	1.1

MATERIALS		35,493,014	1.0

MEDIA		33,267,910	1.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		35,000,562	1.0

REAL ESTATE		14,184,280	0.4

RETAILING		20,774,236	0.6

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		2,602,090	0.1

SOFTWARE & SERVICES		11,646,900	0.3

TECHNOLOGY HARDWARE & EQUIPMENT		20,354,256	0.6

TELECOMMUNICATION SERVICES		46,998,751	1.3

TRANSPORTATION		18,775,876	0.5

UTILITIES		70,590,210	2.0

	TOTAL CORPORATE BONDS
	(Cost $736,757,751)	785,457,074	22.4

GOVERNMENT BONDS

AGENCY SECURITIES
	Federal Home Loan Mortgage Corp (FHLMC)
$11,736,000	5.125%, 10/18/16	13,875,848	0.4
39,983,000	0.375%–6.250%, 09/27/13–07/15/32	43,474,466	1.2
	Federal National Mortgage Association (FNMA)
14,000,000	2.625%, 11/20/14	14,698,642	0.5
10,215,000	5.000%, 03/15/16	11,787,007	0.3
39,938,000	0.000%–5.625%, 07/12/13–07/15/37	42,683,331	1.2
	Other	46,068,978	1.3

		172,588,272	4.9

Principal	Issuer	Value	% of net assets

FOREIGN GOVERNMENT BONDS		$108,620,411	3.1%

MORTGAGE BACKED
	Federal Home Loan Mortgage Corp Gold (FGLMC)
$12,397,860	4.500%, 05/01/40	13,336,556	0.4
249,819,771	2.500%–8.000%, 05/01/13–08/01/42	271,030,848	7.7
	Federal National Mortgage Association (FNMA)
11,548,917	4.500%, 12/01/39	12,504,153	0.4
16,762,653	3.500%, 06/01/42	17,997,028	0.5
420,732,173	2.261%–8.000%, 06/01/13–09/01/42	458,283,888	13.1
	Government National Mortgage Association (GNMA)
13,106,782	4.500%, 06/15/40	14,531,266	0.4
11,049,157	4.000%, 01/20/41	12,203,646	0.3
215,924,098	2.000%–8.500%, 02/15/18–01/15/44	238,353,658	6.8
	Other	11,499,419	0.3

		1,049,740,462	29.9

MUNICIPAL BONDS		34,932,778	1.0

U.S. TREASURY SECURITIES
	United States Treasury Bond
13,379,100	8.000%, 11/15/21	20,956,059	0.6
26,060,000	5.250%, 02/15/29	36,549,150	1.0
24,429,000	5.375%, 02/15/31	35,334,252	1.0
12,585,000	3.875%, 08/15/40	15,375,334	0.4
11,185,000	4.250%, 11/15/40	14,523,029	0.4
26,350,000	4.375%, 05/15/41	34,913,750	1.0
10,000,000	3.750%, 08/15/41	11,956,250	0.3
44,420,600	2.750%–9.000%, 11/15/16–08/15/42	53,635,759	1.4
	United States Treasury Note
20,000,000	0.125%, 08/31/13	19,990,620	0.6
13,700,000	0.250%, 10/31/13	13,707,494	0.4
37,000,000	0.250%, 01/31/14	37,017,353	1.1
49,000,000	0.250%, 02/28/14	49,022,981	1.4
36,150,000	1.250%, 03/15/14	36,686,611	1.0
18,000,000	0.250%, 04/30/14	18,004,914	0.5
15,000,000	0.250%, 05/31/14	15,004,680	0.4
15,000,000	0.250%, 06/30/14	15,002,925	0.4
14,000,000	0.250%, 09/15/14	14,001,092	0.4
16,000,000	0.375%, 11/15/14	16,038,752	0.5
20,000,000	0.375%, 06/15/15	20,042,180	0.6
19,000,000	0.250%, 08/15/15	18,970,322	0.5
20,000,000	0.250%, 09/15/15	19,965,620	0.6
18,805,000	1.250%, 09/30/15	19,326,538	0.6
27,300,000	1.250%, 10/31/15	28,065,683	0.8
23,550,000	1.375%, 11/30/15	24,309,864	0.7
11,250,000	1.750%, 05/31/16	11,795,805	0.3
14,000,000	1.000%, 08/31/16	14,297,500	0.4
14,200,000	1.000%, 09/30/16	14,501,750	0.4
23,050,000	1.000%, 10/31/16	23,534,419	0.7
15,250,000	0.875%, 11/30/16	15,496,623	0.4
50,300,000	0.875%, 01/31/17	51,070,194	1.5
16,250,000	0.875%, 02/28/17	16,500,104	0.5
21,300,000	1.000%, 03/31/17	21,726,000	0.6
16,500,000	0.875%, 04/30/17	16,733,326	0.5
30,400,000	0.625%, 05/31/17	30,476,000	0.9
20,200,000	0.500%, 07/31/17	20,100,576	0.6
17,300,000	0.625%, 08/31/17	17,310,812	0.5

34	2012 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Bond Index Fund ▪ September 30, 2012

Principal	Issuer	Value	% of net assets

U.S. TREASURY SECURITIES—continued
$16,000,000	0.625%, 09/30/17	$15,997,504	0.5%
14,000,000	2.000%, 04/30/16	14,797,342	0.4
13,065,000	2.250%, 07/31/18	14,142,863	0.4
13,350,000	1.500%, 08/31/18	13,871,478	0.4
27,610,000	2.125%, 08/15/21	29,206,189	0.8
13,000,000	1.625%, 08/15/22	12,985,778	0.4
302,193,500	0.125%–5.125%, 09/15/13–05/15/22	318,259,277	9.1

		1,261,204,752	35.9

	TOTAL GOVERNMENT BONDS
	(Cost $2,543,682,746)	2,627,086,675	74.8

STRUCTURED ASSETS

ASSET BACKED		9,589,998	0.3

OTHER MORTGAGE BACKED		66,209,823	1.9

	TOTAL STRUCTURED ASSETS
	(Cost $72,369,537)	75,799,821	2.2

	TOTAL BONDS
	(Cost $3,352,810,034)	3,488,343,570	99.4

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
50,000,000	0.001%, 10/01/12	50,000,000	1.4

		50,000,000	1.4

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $50,000,000)	50,000,000	1.4

	TOTAL PORTFOLIO
	(Cost $3,402,810,034)	3,538,343,570	100.8
	OTHER ASSETS & LIABILITIES, NET	(27,028,992)	(0.8)

	NET ASSETS	$3,511,314,578	100.0%

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 9/30/2012, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 which may be resold in transactions exempt from registration to qualified institutional buyers amounted to $11,561,147 or 0.3% of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Semiannual Report	35

Summary portfolio of investments (unaudited)

Social Choice Bond Fund ▪ September 30, 2012

Principal		Issuer	Value	% of net assets

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS
		Johnson Controls, Inc
$250,000		2.600%, 12/01/16	$262,580	0.5%

			262,580	0.5

BANKS
		SVB Financial Group
250,000		5.375%, 09/15/20	284,381	0.5
		Other	499,154	1.0

			783,535	1.5

CAPITAL GOODS			250,148	0.5

DIVERSIFIED FINANCIALS
		Capital One Financial Corp
250,000		3.150%, 07/15/16	265,474	0.5
		Ford Motor Credit Co LLC
400,000		4.250%, 09/20/22	409,904	0.8
		Harley-Davidson Financial Services, Inc
300,000	g	1.150%, 09/15/15	300,364	0.6

			975,742	1.9

ENERGY
		Devon Energy Corp
250,000		1.875%, 05/15/17	254,844	0.5
		Other	252,694	0.5

			507,538	1.0

HOUSEHOLD & PERSONAL PRODUCTS			243,639	0.5

INSURANCE
		Prudential Financial, Inc
250,000		3.000%, 05/12/16	263,194	0.5

			263,194	0.5

MATERIALS			542,700	1.1

MEDIA			249,319	0.5

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			482,272	1.0

REAL ESTATE			489,025	1.0

TECHNOLOGY HARDWARE & EQUIPMENT			243,349	0.5

TRANSPORTATION
		Burlington Northern Santa Fe LLC
250,000		3.050%, 03/15/22	258,388	0.5
		Other	967,706	1.9

			1,226,094	2.4

UTILITIES
		Topaz Solar Farms LLC
250,000	g	5.750%, 09/30/39	258,393	0.5
		Other	497,272	1.0

			755,665	1.5

		TOTAL CORPORATE BONDS
		(Cost $7,227,246)	7,274,800	14.4

Principal		Issuer	Value	% of net assets

GOVERNMENT BONDS

AGENCY SECURITIES
		Federal Home Loan Mortgage Corp (FHLMC)
$1,000,000		1.000%, 09/29/17	$1,010,245	2.0%
		Federal National Mortgage Association (FNMA)
1,000,000		0.875%, 08/28/14	1,011,092	2.0
1,000,000		0.500%, 09/28/15	1,002,678	2.0
		United States Department of Housing and
		Urban Development
395,000		4.140%, 08/01/14	422,933	0.8

			3,446,948	6.8

FOREIGN GOVERNMENT BONDS			504,732	1.0

MORTGAGE BACKED
		Federal National Mortgage Association (FNMA)
266,365	h	4.500%, 10/01/19	288,192	0.5
507,154	h	5.000%, 09/01/25	553,001	1.1
507,792	h	3.500%, 11/01/25	553,221	1.1
979,350	h	3.000%, 05/01/27	1,053,588	2.1
492,706	h	5.000%, 11/01/33	541,482	1.1
487,639	h	5.500%, 04/01/34	541,154	1.1
500,987	h	5.500%, 08/01/37	555,967	1.1
1,698,772	h	4.500%, 08/01/39	1,913,071	3.8
930,353	h	4.500%, 04/01/40	1,047,717	2.1
985,416	h	4.000%, 10/01/40	1,098,761	2.2
997,991	h	3.500%, 08/01/42	1,085,983	2.1
		Government National Mortgage Association (GNMA)
375,881	h	5.000%, 10/20/39	417,354	0.8
491,861	h	4.000%, 06/15/40	543,348	1.1
976,883	h	4.000%, 05/20/42	1,074,210	2.1
495,758	h	3.500%, 06/20/42	543,032	1.1
491,242	h	5.000%, 06/20/42	545,139	1.1

			12,355,220	24.5

MUNICIPAL BONDS
		American Municipal Power-Ohio, Inc
250,000		6.270%, 02/15/50	291,407	0.6
		Metropolitan Council
500,000		1.900%, 09/01/21	495,840	1.0

			787,247	1.6

U.S. TREASURY SECURITIES
		United States Treasury Bond
4,695,000		3.000%, 05/15/42	4,868,128	9.6
		United States Treasury Note
1,000,000		0.625%, 08/31/17	1,000,625	2.0
6,000,000	h	0.625%, 09/30/17	5,999,064	11.9
3,370,000		1.625%, 08/15/22	3,366,313	6.6

			15,234,130	30.1

		TOTAL GOVERNMENT BONDS
		(Cost $32,082,760)	32,328,277	64.0

36	2012 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Social Choice Bond Fund ▪ September 30, 2012

Principal		Issuer	Value	% of net assets

STRUCTURED ASSETS

ASSET BACKED
		Avis Budget Rental Car Funding AESOP LLC
		Series 2012-3A (Class A)
$250,000	g	2.100%, 03/20/19	$255,010	0.5%
		DB/UBS Mortgage Trust
		Series 2011-LC1A (Class A1)
241,707	g	3.742%, 11/10/46	262,759	0.5
		Ford Credit Floorplan Master Owner Trust
		Series 2011-2 (Class C)
260,000		2.370%, 09/15/15	260,740	0.5
		UBS-Barclays Commercial Mortgage Trust
		Series 2012-C2 (Class A4)
250,000		3.525%, 05/10/63	270,376	0.6
		Other	252,235	0.5

			1,301,120	2.6

OTHER MORTGAGE BACKED
		7 WTC Depositor LLC Trust
		Series 2012-7WTC (Class A)
250,000	g	4.082%, 03/13/31	262,561	0.5
		Banc of America Commercial Mortgage, Inc
		Series 2007-2 (Class A4)
250,000	i	5.803%, 04/10/49	290,978	0.6
		Countrywide Home Loan Mortgage Pass Through Trust
		Series 2004-HYB6 (Class A2)
510,803	i	2.801%, 11/20/34	454,706	0.9
		GS Mortgage Securities Corp II
		Series 2012-ALOH (Class A)
250,000	g	3.551%, 04/10/34	270,026	0.5
		JP Morgan Chase Commercial Mortgage Securities Corp
		Series 2012-C6 (Class A3)
250,000		3.507%, 05/15/45	272,329	0.5
		Series 2006-LDP8 (Class AM)
250,000		5.440%, 05/15/45	277,725	0.6
		LB-UBS Commercial Mortgage Trust
		Series 2007-C1 (Class A4)
250,000		5.424%, 02/15/40	288,669	0.6
		OBP Depositor LLC Trust
		Series 2010-OBP (Class A)
250,000	g	4.646%, 07/15/45	294,578	0.6
		RFMSI Trust
		Series 2005-S2 (Class A6)
500,000		5.500%, 03/25/35	524,953	1.1
		UBS Commercial Mortgage Trust
		Series 2012-C1 (Class A3)
250,000		3.400%, 05/10/45	268,733	0.5

			3,205,258	6.4

		TOTAL STRUCTURED ASSETS
		(Cost $4,510,139)	4,506,378	9.0

		TOTAL BONDS
		(Cost $43,820,145)	44,109,455	87.4

Shares		Company	Value	% of net assets

PREFERRED STOCKS

BANKS
250		* M&T Bank Corp	$258,060	0.5%

			258,060	0.5

		TOTAL PREFERRED STOCKS
		(Cost $255,625)	258,060	0.5

		TOTAL PORTFOLIO
		(Cost $44,075,770)	44,367,515	87.9
		OTHER ASSETS & LIABILITIES, NET	6,132,934	12.1

		NET ASSETS	$50,500,449	100.0%

*	Non-income producing.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2012, the aggregate value of these securities amounted to $2,204,647 or 4.4% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Semiannual Report	37

Summary portfolio of investments (unaudited)

Money Market Fund ▪ September 30, 2012

Principal		Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

CERTIFICATE OF DEPOSIT
		Toronto-Dominion Bank
$8,220,000		0.170%, 10/16/12	$8,220,000	0.8%
		Other	8,000,044	0.8

			16,220,044	1.6

COMMERCIAL PAPER
		Bank of Nova Scotia
6,000,000		0.125%, 10/02/12	5,999,979	0.6
6,330,000		0.120%, 10/05/12	6,329,916	0.6
6,000,000		0.205%, 10/10/12	5,999,692	0.6
		Coca-Cola Co
7,025,000	y	0.215%, 10/23/12	7,024,077	0.7
22,038,000		0.150%–0.255%, 10/02/12–01/22/13	22,031,022	2.2
		Commonwealth Bank of Australia
15,763,000		0.180%–0.260%, 10/03/12–12/04/12	15,759,763	1.6
		Fairway Finance LLC
9,500,000	y	0.190%, 10/30/12	9,498,546	1.0
11,743,000		0.190%–0.230%, 10/25/12–12/18/12	11,739,959	1.2
		General Electric Capital Corp
10,000,000		0.160%, 01/25/13	9,994,844	1.0
		General Electric Co
9,250,000		0.080%, 10/10/12	9,249,815	0.9
		Old Line Funding LLC
19,500,000		0.190%–0.360%, 10/01/12–01/23/13	19,495,267	2.0
		Pfizer, Inc
10,000,000	y	0.105%, 10/09/12	9,999,767	1.0
		Private Export Funding Corp
12,000,000	y	0.250%, 12/20/12	11,993,333	1.2
17,810,000		0.160%–0.250%, 11/19/12–01/18/13	17,802,272	1.8
		Procter & Gamble Co
11,885,000		0.140%–0.150%, 10/29/12–12/10/12	11,882,986	1.2
		Province of Ontario Canada
10,000,000		0.140%, 10/11/12	9,999,611	1.0
9,792,000		0.130%–0.150%, 10/16/12	9,791,401	1.0
		Province of Quebec Canada
10,000,000		0.180%, 11/19/12	9,997,550	1.0
		Straight-A Funding LLC
6,000,000		0.180%, 12/10/12	5,997,900	0.6
16,000,000		0.180%–0.180%, 10/10/12–12/18/12	15,996,980	1.6
		Toronto Dominion Holding
10,815,000	y	0.170%, 11/06/12	10,813,161	1.1
		Wal-Mart Stores, Inc
20,000,000	y	0.100%, 10/04/12	19,999,833	2.0
		Other	62,866,246	6.4

			320,263,920	32.3

GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
19,235,000		0.100%–0.135%, 10/10/12	19,234,483	1.9
10,300,000		0.130%, 10/17/12	10,299,405	1.0
8,000,000		0.130%–0.140%, 11/28/12	7,998,244	0.8
9,425,000		0.132%, 12/05/12	9,422,754	0.9
10,375,000		0.110%–0.120%, 10/19/12	10,374,389	1.0
17,660,000		0.050%–0.122%, 10/26/12	17,659,254	1.8
35,776,000		0.070%–0.175%, 10/02/12–02/27/13	35,766,549	3.7

Principal		Issuer	Value	% of net assets

GOVERNMENT AGENCY DEBT—continued
		Federal Home Loan Mortgage Corp (FHLMC)
$10,400,000		0.020%, 10/02/12	$10,399,994	1.0%
30,765,000		0.075%–0.130%, 10/09/12	30,764,391	3.1
6,100,000		0.140%, 10/22/12	6,099,502	0.5
7,600,000		0.137%, 12/10/12	7,597,975	0.8
8,400,000		0.130%–0.145%, 01/03/13	8,396,976	0.9
5,903,000		0.160%, 01/08/13	5,900,403	0.6
12,000,000		0.145%–0.150%, 01/22/13	11,994,476	1.2
28,398,000		0.130%–0.195%, 11/13/12–02/11/13	28,388,488	2.9
		Federal National Mortgage Association (FNMA)
6,665,000		0.090%–0.135%, 10/03/12	6,664,956	0.7
8,000,000		0.140%–0.142%, 10/15/12	7,999,562	0.8
26,872,000		0.130%–0.175%, 10/01/12–02/20/13	26,863,953	2.7

			261,825,754	26.3

REPURCHASE AGREEMENT
		Credit Suisse First Boston
50,000,000		0.200%, 10/01/12	50,000,000	5.0

			50,000,000	5.0

TREASURY DEBT
		United States Treasury Bill
6,990,000		0.123%–0.130%, 10/11/12	6,989,752	0.7
42,000,000		0.074%–0.143%, 10/18/12	41,998,168	4.3
6,480,000		0.133%, 11/01/12	6,479,258	0.7
7,000,000		0.078%–0.090%, 12/06/12	6,998,967	0.7
26,970,000		0.090%–0.145%, 10/04/12–02/14/13	26,964,252	2.7
		United States Treasury Note
12,150,000		1.375%, 10/15/12	12,155,667	1.2
11,820,000		0.375%, 10/31/12	11,822,093	1.2
13,850,000		0.500%, 11/30/12	13,857,770	1.4
7,695,000		1.125%, 12/15/12	7,710,130	0.8
6,000,000		1.375%, 01/15/13	6,020,962	0.6
10,300,000		0.625%, 01/31/13	10,315,032	1.0
7,220,000		1.375%, 02/15/13	7,252,486	0.7
11,535,000		0.625%, 02/28/13	11,556,407	1.2
8,690,000		1.375%, 03/15/13	8,737,498	0.9
8,265,000		0.625%, 04/30/13	8,286,439	0.8
20,120,000		0.500%–1.750%, 11/15/12–07/15/13	20,188,824	2.0

			207,333,705	20.9

VARIABLE RATE SECURITIES
		Federal Farm Credit Bank (FFCB)
10,000,000	i	0.360%, 09/23/13	9,999,605	1.0
9,000,000	i	0.250%, 02/10/14	8,997,524	0.9
46,780,000	i	0.191%–0.578%, 02/01/13–05/19/14	46,773,123	4.7
		Federal Home Loan Bank (FHLB)
7,900,000	i	0.332%, 03/06/13	7,900,332	0.8
9,500,000	i	0.330%, 08/16/13	9,500,000	1.0
		Federal Home Loan Mortgage Corp (FHLMC)
10,900,000	i	0.178%–0.181%, 02/04/13–06/03/13	10,898,572	1.1
		Federal National Mortgage Association (FNMA)
15,000,000	i	0.199%–0.380%, 03/14/13–06/20/14	14,997,893	1.5
		Royal Bank of Canada
10,600,000	i	0.440%–0.540%, 06/07/13–07/15/13	10,600,000	1.1
		Other	16,504,614	1.6

			136,171,663	13.7

38	2012 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Money Market Fund ▪ September 30, 2012

	Value	% of net assets

TOTAL SHORT-TERM INVESTMENTS
(Cost $991,815,086)	$991,815,086	99.8%

TOTAL PORTFOLIO
(Cost $991,815,086)	991,815,086	99.8
OTHER ASSETS & LIABILITIES, NET	2,056,611	0.2

NET ASSETS	$993,871,697	100.0%

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y

Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 9/30/2012, the aggregate value of these securities was $198,553,144 or 20.0% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Semiannual Report	39

Statements of assets and liabilities (unaudited)

TIAA-CREF Funds ▪ September 30, 2012

	Bond Fund	Bond Plus Fund	Short-Term Bond Fund	High-Yield Fund	Tax-Exempt Bond Fund	Inflation-Linked Bond Fund	Bond Index Fund	Social Choice Bond Fund	Money Market Fund

ASSETS
Portfolio investments, at value†	$2,569,282,491	$1,328,712,779	$960,935,204	$1,896,227,419	$360,919,512	$1,739,464,588	$3,538,343,570	$44,367,515	$991,815,086
Cash	15,904,402	6,908,808	31,426,077	21,725,907	21,345,650	1,436,051	7,578,055	23,921,025	2,158,866
Receivable from securities transactions	9,972,869	3,332,245	549,297	4,315,361	—	—	28,592,269	1,002,739	—
Receivable for delayed delivery securities	13,812,066	6,378,142	—	—	—	—	—	—	—
Receivable from Fund shares sold	21,272,677	4,167,412	2,421,015	7,161,740	249,138	2,271,694	7,554,434	—	531,960
Dividends and interest receivable	13,964,213	8,269,597	4,256,179	29,581,936	4,011,367	5,795,973	19,361,389	133,790	377,397
Due from affiliates	—	—	—	—	643	—	518	7,713	396,964
Swap premiums paid	—	287,979	—	—	—	—	—	—	—
Unrealized appreciation on swap agreements	57,493	16,427	27,713	—	—	—	—	—	—
Other	61,894	25,991	15,951	36,625	21,706	44,839	34,228	—	36,590

Total assets	2,644,328,105	1,358,099,380	999,631,436	1,959,048,988	386,548,016	1,749,013,145	3,601,464,463	69,432,782	995,316,863

LIABILITIES
Management fees payable	90,626	47,916	33,815	87,774	15,578	58,839	47,917	2,421	13,624
Service agreement fees payable	11,562	4,030	8,985	8,544	—	7,447	1,797	36	2,527
Distribution fees payable	66,648	216,385	131,848	176,069	271,394	167,228	4,858	99	353,662
Due to affiliates	18,487	9,224	6,733	10,950	2,929	13,612	24,860	118	8,734
Swap premiums received	207,925	59,407	37,626	—	—	—	—	—	—
Payable for securities transactions	9,000,854	3,588,651	1,729,273	4,028,486	—	—	58,729,771	1,593,736	—
Payable for delayed delivery securities	359,381,915	172,491,606	5,129,355	77,551,688	4,981,810	—	29,704,236	17,321,507	—
Payable for Fund shares redeemed	131,413	44,855	701,234	1,555,570	73,189	165,126	939,755	—	958,539
Income distribution payable	3,194,347	1,758,691	251,637	4,011,359	101,297	—	500,942	—	1,785
Unrealized depreciation on swap agreements	—	404,667	—	—	—	—	—	—	—
Accrued expenses and other payables	194,176	143,556	130,140	171,330	100,274	134,117	195,749	14,416	106,295

Total liabilities	372,297,953	178,768,988	8,160,646	87,601,770	5,546,471	546,369	90,149,885	18,932,333	1,445,166

NET ASSETS	$2,272,030,152	$1,179,330,392	$991,470,790	$1,871,447,218	$381,001,545	$1,748,466,776	$3,511,314,578	$50,500,449	$993,871,697

NET ASSETS CONSIST OF:
Paid-in-capital	$2,117,125,210	$1,108,264,690	$973,833,473	$1,783,722,753	$351,658,618	$1,530,726,216	$3,374,100,101	$50,065,370	$993,874,468
Undistributed net investment income (loss)	(490,593)	(57,030)	(9,738)	(295,279)	11,267	(3,903,037)	1,857	—	(4,544)
Accumulated net realized gain (loss) on total investments	56,089,398	14,620,358	600,633	1,496,279	1,666,549	7,639,683	1,679,084	143,334	1,773
Net unrealized appreciation (depreciation) on total investments	99,306,137	56,502,374	17,046,422	86,523,465	27,665,111	214,003,914	135,533,536	291,745	—

NET ASSETS	$2,272,030,152	$1,179,330,392	$991,470,790	$1,871,447,218	$381,001,545	$1,748,466,776	$3,511,314,578	$50,500,449	$993,871,697

INSTITUTIONAL CLASS:
Net assets	$1,816,687,720	$757,789,130	$528,830,702	$1,260,241,052	$9,342,540	$1,286,158,894	$3,427,336,255	$47,413,044	$469,198,175
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	165,784,328	69,338,086	50,253,119	122,752,836	835,873	102,742,800	310,377,923	4,700,422	469,195,094

Net asset value per share	$10.96	$10.93	$10.52	$10.27	$11.18	$12.52	$11.04	$10.09	$1.00

RETIREMENT CLASS:
Net assets	$339,220,174	$119,056,137	$263,693,485	$250,586,281	$—	$217,346,014	$52,743,973	$1,063,942	$73,288,253
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	30,429,024	10,880,674	25,032,830	24,408,504	—	17,218,805	4,774,598	105,478	73,286,930

Net asset value per share	$11.15	$10.94	$10.53	$10.27	$—	$12.62	$11.05	$10.09	$1.00

RETAIL CLASS:
Net assets	$86,001,987	$288,120,779	$177,860,201	$327,993,245	$371,659,005	$226,879,291	$13,939,737	$1,014,712	$444,321,908
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	7,722,692	26,313,882	16,886,363	31,812,472	33,206,083	18,512,056	1,261,774	100,596	444,310,872

Net asset value per share	$11.14	$10.95	$10.53	$10.31	$11.19	$12.26	$11.05	$10.09	$1.00

PREMIER CLASS:
Net assets	$30,120,271	$14,364,346	$21,086,402	$32,626,640	$—	$18,082,577	$17,294,613	$1,008,751	$7,063,361
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,747,386	1,314,658	2,002,042	3,176,724	—	1,446,209	1,565,956	100,005	7,063,284

Net asset value per share	$10.96	$10.93	$10.53	$10.27	$—	$12.50	$11.04	$10.09	$1.00

† Portfolio investments, cost	$2,470,034,722	$1,271,822,601	$943,916,495	$1,809,703,954	$333,254,401	$1,525,460,674	$3,402,810,034	$44,075,770	$991,815,086

40	2012 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Semiannual Report	41

Statements of operations (unaudited)

TIAA-CREF Funds ▪ For the period ended September 30, 2012

	Bond Fund	Bond Plus Fund	Short-Term Bond Fund	High-Yield Fund	Tax-Exempt Bond Fund	Inflation-Linked Bond Fund	Bond Index Fund	Social Choice Bond Fund*	Money Market Fund

INVESTMENT INCOME
Dividends	$—	$55,600	$—	$125,036	$—	$—	$—	$—	$—
Interest	32,840,125	20,016,307	8,519,165	50,158,129	6,030,243	22,013,194	34,523,881	9,501	946,202

Total income	32,840,125	20,071,907	8,519,165	50,283,165	6,030,243	22,013,194	34,523,881	9,501	946,202

EXPENSES
Management fees	3,320,403	1,713,757	1,094,569	2,677,520	547,178	2,067,032	1,616,056	4,342	511,299
Distribution fees – Retail Class	101,446	352,598	214,644	353,306	444,378	269,535	16,046	62	577,311
Distribution fees – Premier Class	22,709	9,427	15,147	18,649	—	13,684	10,324	37	5,295
Fund administration fees	69,365	35,090	26,103	45,893	11,075	50,772	99,605	78	30,934
Custody and accounting fees	65,831	65,828	32,909	30,754	19,550	12,214	168,628	1,664	32,458
Professional fees	47,948	47,077	45,417	48,038	41,892	43,790	62,472	6,692	40,515
Shareholder reports	43,488	28,499	24,526	30,203	12,791	29,093	54,092	1,848	5,291
Shareholder servicing – Institutional Class	2,176	1,173	1,507	2,837	121	6,223	7,384	126	2,045
Shareholder servicing – Retirement Class	413,395	127,129	270,156	287,361	—	257,003	61,544	78	92,177
Shareholder servicing – Retail Class	28,253	135,216	63,443	65,449	66,673	71,578	7,901	108	293,415
Shareholder servicing – Premier Class	120	109	115	215	—	112	90	14	183
Trustee fees and expenses	12,985	6,998	5,306	9,067	2,212	10,650	21,038	12	5,891
Compliance fees	35,263	17,976	13,367	23,693	5,690	26,106	50,701	39	16,005
Interest expense	978	222	4	7	—	13	756	—	87
Registration fees	19,962	13,251	13,767	17,057	6,696	25,135	30,099	3,052	32,064
Other expenses	29,113	19,497	28,766	65,813	7,247	30,213	94,544	886	4,343

Total expenses	4,213,435	2,573,847	1,849,746	3,675,862	1,165,503	2,913,153	2,301,280	19,038	1,649,313
Less: Expenses reimbursed by the investment adviser	—	—	—	—	(15,563)	—	(108,580)	(13,886)	(22,473)
Fee waiver by investment adviser and TPIS	—	—	—	—	—	—	—	—	(804,482)

Net expenses	4,213,435	2,573,847	1,849,746	3,675,862	1,149,940	2,913,153	2,192,700	5,152	822,358

Net investment income (loss)	28,626,690	17,498,060	6,669,419	46,607,303	4,880,303	19,100,041	32,331,181	4,349	123,844

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	41,808,233	13,907,565	1,131,021	3,791,510	1,479,908	2,871,456	2,206,860	143,334	1,773
Swap transactions	1,361	(60,195)	1,166	—	—	—	—	—	—
Foreign currency transactions	(39,424)	(19,712)	—	—	—	—	—	—	—

Net realized gain (loss) on total investments	41,770,170	13,827,658	1,132,187	3,791,510	1,479,908	2,871,456	2,206,860	143,334	1,773

Change in unrealized appreciation (depreciation) on:
Portfolio investments	34,691,321	25,492,579	9,642,888	43,316,182	8,844,919	60,438,462	78,353,715	291,745	—
Swap transactions	57,493	(388,240)	27,713	—	—	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	875	436	—	—	—	—	—	—	—

Net change in unrealized appreciation (depreciation) on total investments	34,749,689	25,104,775	9,670,601	43,316,182	8,844,919	60,438,462	78,353,715	291,745	—

Net realized and unrealized gain (loss) on total investments	76,519,859	38,932,433	10,802,788	47,107,692	10,324,827	63,309,918	80,560,575	435,079	1,773

Net increase (decrease) in net assets from operations	$105,146,549	$56,430,493	$17,472,207	$93,714,995	$15,205,130	$82,409,959	$112,891,756	$439,428	$125,617

*	The Social Choice Bond Fund commenced operations on September 21, 2012.

42	2012 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Semiannual Report	43

Statements of changes in net assets

TIAA-CREF Funds ▪ For the year or period ended

		Bond Fund		Bond Plus Fund		Short-Term Bond Fund		High-Yield Fund		Tax-Exempt Bond Fund

		September 30, 2012	March 31, 2012	September 30, 2012	March 31, 2012	September 30, 2012	March 31, 2012	September 30, 2012	March 31, 2012	September 30, 2012	March 31, 2012

		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$28,626,690	$56,406,971	$17,498,060	$34,325,058	$6,669,419	$12,235,037	$46,607,303	$70,893,549	$4,880,303	$9,511,165
Net realized gain (loss) on total investments		41,770,170	64,279,808	13,827,658	13,583,384	1,132,187	3,258,251	3,791,510	8,144,783	1,479,908	1,930,701
Net change in unrealized appreciation (depreciation) on total investments		34,749,689	32,189,029	25,104,775	24,394,527	9,670,601	6,365,633	43,316,182	(2,955,968)	8,844,919	21,579,931

Net increase (decrease) in net assets from operations		105,146,549	152,875,808	56,430,493	72,302,969	17,472,207	21,858,921	93,714,995	76,082,364	15,205,130	33,021,797

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(23,468,537)	(46,288,718)	(11,802,716)	(22,099,978)	(3,870,235)	(6,626,202)	(30,893,325)	(45,022,856)	(136,996)	(308,364)
	Retirement Class	(3,860,609)	(7,487,308)	(1,468,533)	(2,816,852)	(1,501,986)	(2,572,236)	(6,740,274)	(11,744,615)	—	—
	Retail Class	(920,825)	(1,623,598)	(3,945,256)	(8,989,633)	(1,146,408)	(2,627,329)	(8,232,152)	(12,016,310)	(4,743,307)	(9,202,801)
	Premier Class	(368,476)	(1,009,004)	(188,246)	(425,379)	(152,873)	(413,358)	(741,552)	(2,109,768)	—	—
From realized gains:	Institutional Class	—	(38,955,497)	—	(852,672)	—	(2,193,413)	—	—	—	—
	Retirement Class	—	(7,558,514)	—	(116,101)	—	(966,026)	—	—	—	—
	Retail Class	—	(1,706,224)	—	(373,273)	—	(929,557)	—	—	—	—
	Premier Class	—	(966,139)	—	(17,930)	—	(154,769)	—	—	—	—

Total distributions		(28,618,447)	(105,595,002)	(17,404,751)	(35,691,818)	(6,671,502)	(16,482,890)	(46,607,303)	(70,893,549)	(4,880,303)	(9,511,165)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	244,993,800	577,051,242	113,952,994	291,918,206	131,678,231	245,790,579	375,756,561	478,125,845	452,224	2,171,201
	Retirement Class	43,715,290	91,264,367	29,449,962	37,796,067	89,031,887	106,659,482	62,225,714	77,131,912	—	—
	Retail Class	14,115,425	29,145,726	12,704,598	24,781,170	23,063,657	39,060,274	94,473,065	105,317,837	37,574,199	73,236,741
	Premier Class	6,263,827	19,719,846	4,090,641	14,243,028	4,036,018	22,289,784	12,908,169	20,688,442	—	—
Reinvestments of distributions:	Institutional Class	4,000,700	51,171,533	1,292,076	2,283,118	2,206,478	5,838,213	10,740,170	12,777,250	7,050	27,766
	Retirement Class	3,860,609	15,045,822	1,468,533	2,932,953	1,501,986	3,538,262	6,740,274	11,744,615	—	—
	Retail Class	862,364	3,189,446	3,585,052	8,503,908	1,101,155	3,397,034	7,490,249	10,471,254	4,258,638	8,119,250
	Premier Class	368,476	1,975,143	188,246	443,309	152,873	568,127	741,552	2,109,768	—	—
Redemptions:	Institutional Class	(253,815,651)	(588,609,139)	(101,554,024)	(94,381,113)	(42,807,464)	(78,040,225)	(46,443,538)	(133,470,336)	(894,652)	(3,420,266)
	Retirement Class	(47,382,880)	(45,873,918)	(10,803,786)	(21,025,144)	(18,125,092)	(56,967,811)	(27,927,279)	(62,161,190)	—	—
	Retail Class	(7,870,878)	(13,597,920)	(13,490,091)	(33,762,315)	(15,125,997)	(32,763,717)	(31,841,109)	(36,574,337)	(21,745,858)	(44,603,620)
	Premier Class	(10,967,053)	(24,846,289)	(2,675,569)	(13,935,578)	(4,555,191)	(21,701,509)	(2,636,969)	(32,539,868)	—	—

Net increase (decrease) from shareholder transactions		(1,855,971)	115,635,859	38,208,632	219,797,609	172,158,541	237,668,493	462,226,859	453,621,192	19,651,601	35,531,072

Net increase in net assets		74,672,131	162,916,665	77,234,374	256,408,760	182,959,246	243,044,524	509,334,551	458,810,007	29,976,428	59,041,704

NET ASSETS
Beginning of period		2,197,358,021	2,034,441,356	1,102,096,018	845,687,258	808,511,544	565,467,020	1,362,112,667	903,302,660	351,025,117	291,983,413

End of period		$2,272,030,152	$2,197,358,021	$1,179,330,392	$1,102,096,018	$991,470,790	$808,511,544	$1,871,447,218	$1,362,112,667	$381,001,545	$351,025,117

Undistributed net investment income (loss) included in net assets		$(490,593)	$(498,836)	$(57,030)	$(150,339)	$(9,738)	$(7,655)	$(295,279)	$(295,279)	$11,267	$11,267

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	22,745,389	54,436,351	10,616,495	28,102,815	12,599,542	23,659,916	37,054,658	48,883,984	40,918	201,411
	Retirement Class	3,986,971	8,471,229	2,727,807	3,632,755	8,503,022	10,252,190	6,180,166	7,827,751	—	—
	Retail Class	1,289,162	2,704,915	1,180,256	2,378,595	2,205,250	3,757,911	9,337,204	10,668,253	3,390,584	6,844,591
	Premier Class	582,641	1,852,927	379,959	1,373,594	385,744	2,142,745	1,278,354	2,124,781	—	—
Shares reinvested:	Institutional Class	370,649	4,882,630	119,829	219,375	211,174	563,342	1,065,072	1,300,927	636	2,604
	Retirement Class	351,330	1,405,823	136,053	281,381	143,447	340,855	668,127	1,196,730	—	—
	Retail Class	78,565	298,371	332,126	815,953	105,285	327,227	739,468	1,062,073	383,352	761,472
	Premier Class	34,057	187,607	17,410	42,573	14,583	54,742	73,298	215,014	—	—
Shares redeemed:	Institutional Class	(23,548,546)	(55,365,676)	(9,449,425)	(9,097,098)	(4,098,987)	(7,510,130)	(4,663,893)	(13,662,636)	(81,058)	(323,233)
	Retirement Class	(4,343,443)	(4,246,419)	(1,014,088)	(2,025,670)	(1,735,252)	(5,475,076)	(2,739,735)	(6,399,316)	—	—
	Retail Class	(718,642)	(1,265,759)	(1,253,921)	(3,247,761)	(1,447,490)	(3,151,755)	(3,158,243)	(3,723,005)	(1,966,080)	(4,206,139)
	Premier Class	(1,024,541)	(2,329,903)	(250,949)	(1,333,205)	(436,565)	(2,087,132)	(265,686)	(3,300,053)	—	—

Net increase (decrease) from shareholder transactions		(196,408)	11,032,096	3,541,552	21,143,307	16,449,753	22,874,835	45,568,790	46,194,503	1,768,352	3,280,706

44	2012 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Semiannual Report	45

Statements of changes in net assets	Concluded
TIAA-CREF Funds ▪ For the year or period ended

		Inflation-Linked Bond Fund		Bond Index Fund		Social Choice Bond Fund*	Money Market Fund

		September 30, 2012	March 31, 2012	September 30, 2012	March 31, 2012	September 30, 2012	September 30, 2012	March 31, 2012

		(unaudited)		(unaudited)		(unaudited)	(unaudited)
OPERATIONS
Net investment income (loss)		$19,100,041	$41,428,974	$32,331,181	$48,099,857	$4,349	$123,844	$119,340
Net realized gain (loss) on total investments		2,871,456	8,579,123	2,206,860	1,761,806	143,334	1,773	2,971
Net change in unrealized appreciation (depreciation) on total investments		60,438,462	89,389,157	78,353,715	74,500,044	291,745	—	—

Net increase (decrease) in net assets from operations		82,409,959	139,397,254	112,891,756	124,361,707	439,428	125,617	122,311

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(17,160,184)	(29,443,968)	(31,686,463)	(47,347,922)	(4,259)	(123,836)	(119,340)
	Retirement Class	(2,697,838)	(6,164,646)	(409,784)	(437,594)	(33)	—	—
	Retail Class	(2,930,207)	(5,144,657)	(106,470)	(187,245)	(4)	—	—
	Premier Class	(246,717)	(655,732)	(127,945)	(127,096)	(53)	—	—
From realized gains:	Institutional Class	—	(1,304,494)	—	—	—	—	—
	Retirement Class	—	(280,598)	—	—	—	—	—
	Retail Class	—	(223,629)	—	—	—	—	—
	Premier Class	—	(25,815)	—	—	—	—	—

Total distributions		(23,034,946)	(43,243,539)	(32,330,662)	(48,099,857)	(4,349)	(123,836)	(119,340)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	134,268,213	448,102,126	599,464,144	1,658,034,153	47,000,010	166,560,172	181,215,283
	Retirement Class	31,413,076	86,999,141	15,105,536	40,926,507	1,055,061	27,909,101	196,097,762
	Retail Class	33,194,003	71,335,314	3,272,112	9,153,247	1,006,000	82,837,019	220,902,291
	Premier Class	3,746,601	17,495,516	7,612,169	11,979,400	1,000,020	5,439,479	19,378,251
Reinvestments of distributions:	Institutional Class	14,302,166	24,715,991	28,752,098	42,093,571	4,259	123,836	119,340
	Retirement Class	2,697,838	6,445,244	409,784	437,594	33	—	—
	Retail Class	2,798,492	5,161,676	97,035	172,798	4	—	—
	Premier Class	246,717	681,547	127,945	127,096	53	—	—
Redemptions:	Institutional Class	(81,185,698)	(135,342,314)	(188,598,976)	(249,057,226)	(10)	(167,075,143)	(138,977,286)
	Retirement Class	(14,890,828)	(94,551,982)	(4,786,608)	(4,150,591)	(40)	(35,310,598)	(180,168,501)
	Retail Class	(17,640,278)	(34,809,335)	(2,486,495)	(3,168,767)	—	(124,885,986)	(316,627,054)
	Premier Class	(4,877,768)	(17,253,654)	(2,349,681)	(3,455,581)	(20)	(5,082,404)	(28,350,145)

Net increase (decrease) from shareholder transactions		104,072,534	378,979,270	456,619,063	1,503,092,201	50,065,370	(49,484,524)	(46,410,059)

Net increase (decrease) in net assets		163,447,547	475,132,985	537,180,157	1,579,354,051	50,500,449	(49,482,743)	(46,407,088)

NET ASSETS
Beginning of period		1,585,019,229	1,109,886,244	2,974,134,421	1,394,780,370	—	1,043,354,440	1,089,761,528

End of period		$1,748,466,776	$1,585,019,229	$3,511,314,578	$2,974,134,421	$50,500,449	$993,871,697	$1,043,354,440

Undistributed net investment income (loss) included in net assets		$(3,903,037)	$31,868	$1,857	$1,338	$—	$(4,544)	$(4,552)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	10,842,077	37,372,775	54,792,620	154,712,274	4,700,001	166,560,231	181,215,278
	Retirement Class	2,505,841	7,293,353	1,380,091	3,832,262	105,479	27,909,101	196,097,762
	Retail Class	2,732,054	6,127,171	298,928	854,365	100,596	82,837,019	220,902,291
	Premier Class	301,959	1,482,594	695,428	1,114,970	100,002	5,439,479	19,378,251
Shares reinvested:	Institutional Class	1,166,643	2,124,625	2,619,065	3,939,619	422	123,777	119,345
	Retirement Class	218,025	551,184	37,168	40,739	3	—	—
	Retail Class	232,820	454,080	8,835	16,169	—	—	—
	Premier Class	20,140	58,851	11,499	11,860	5	—	—
Shares redeemed:	Institutional Class	(6,538,926)	(11,325,610)	(17,239,619)	(23,268,118)	(1)	(167,075,143)	(138,977,286)
	Retirement Class	(1,192,947)	(7,803,684)	(437,904)	(385,467)	(4)	(35,310,598)	(180,168,501)
	Retail Class	(1,455,450)	(2,999,930)	(228,506)	(296,464)	—	(124,885,986)	(316,627,054)
	Premier Class	(393,082)	(1,443,886)	(216,201)	(323,059)	(2)	(5,082,404)	(28,350,145)

Net increase (decrease) from shareholder transactions		8,439,154	31,891,523	41,721,404	140,249,150	5,006,501	(49,484,524)	(46,410,059)

*	The Social Choice Bond Fund commenced operations on September 21, 2012.

46	2012 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Semiannual Report	47

Financial highlights

Bond Fund ▪ For the period or year ended

	Institutional Class

	9/30/12		3/31/12		3/31/11	†	9/30/10		9/30/09		9/30/08	9/30/07

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.59		$10.36		$10.70		$10.20		$9.68		$9.94	$9.97

Gain from investment operations:
Net investment income (loss) (a)	0.14		0.29		0.15		0.35		0.41		0.48	0.49
Net realized and unrealized gain (loss) on total investments	0.37		0.50		(0.22)		0.50		0.52		(0.26)	(0.03)

Total gain (loss) from investment operations	0.51		0.79		(0.07)		0.85		0.93		0.22	0.46

Less distributions from:
Net investment income	(0.14)		(0.29)		(0.15)		(0.35)		(0.41)		(0.48)	(0.49)
Net realized gains	—		(0.27)		(0.12)		—		—		—	—

Total distributions	(0.14)		(0.56)		(0.27)		(0.35)		(0.41)		(0.48)	(0.49)

Net asset value, end of period	$10.96		$10.59		$10.36		$10.70		$10.20		$9.68	$9.94

TOTAL RETURN	4.84	%(b)	7.81%		(0.67	)%(b)	8.47%		10.00%		2.06%	4.74%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,816,688		$1,759,983		$1,681,237		$2,474,347		$2,151,009		$1,883,323	$1,615,363
Ratio of expenses to average net assets before expense waiver and reimbursement	0.32	%(c)	0.33%		0.33	%(c)	0.33%		0.36%		0.32%	0.32%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.32	%(c)	0.33%		0.33	%(c)	0.33%		0.34%		0.32%	0.32%
Ratio of net investment income (loss) to average net assets	2.59	%(c)	2.78%		2.80	%(c)	3.35%		4.20%		4.79%	4.91%
Portfolio turnover rate	193	%(b)(g)	402	%(g)	161	%(b)(f)(g)	216	%(f)(g)	173	%(g)	113%	189%

	Retirement Class

	9/30/12		3/31/12		3/31/11	†	9/30/10		9/30/09		9/30/08	9/30/07

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.77		$10.54		$10.88		$10.37		$9.84		$10.10	$10.13

Gain from investment operations:
Net investment income (loss) (a)	0.13		0.27		0.14		0.32		0.39		0.46	0.47
Net realized and unrealized gain (loss) on total investments	0.38		0.50		(0.22)		0.52		0.54		(0.27)	(0.03)

Total gain (loss) from investment operations	0.51		0.77		(0.08)		0.84		0.93		0.19	0.44

Less distributions from:
Net investment income	(0.13)		(0.27)		(0.14)		(0.33)		(0.40)		(0.45)	(0.47)
Net realized gains	—		(0.27)		(0.12)		—		—		—	—

Total distributions	(0.13)		(0.54)		(0.26)		(0.33)		(0.40)		(0.45)	(0.47)

Net asset value, end of period	$11.15		$10.77		$10.54		$10.88		$10.37		$9.84	$10.10

TOTAL RETURN	4.74	%(b)	7.45%		(0.76	)%(b)	8.22%		9.64%		1.87%	4.43%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$339,220		$327,833		$261,330		$239,160		$121,753		$28,760	$8,302
Ratio of expenses to average net assets before expense waiver and reimbursement	0.57	%(c)	0.58%		0.58	%(c)	0.58%		0.62%		0.57%	0.59%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.57	%(c)	0.58%		0.58	%(c)	0.58%		0.59%		0.57%	0.59%
Ratio of net investment income (loss) to average net assets	2.34	%(c)	2.53%		2.56	%(c)	3.06%		3.86%		4.56%	4.69%
Portfolio turnover rate	193	%(b)(g)	402	%(g)	161	%(b)(f)(g)	216	%(f)(g)	173	%(g)	113%	189%

48	2012 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income	See notes to financial statements

Financial highlights	concluded

Bond Fund ▪ For the period or year ended

	Retail Class

	9/30/12		3/31/12		3/31/11	†	9/30/10		9/30/09		9/30/08	9/30/07

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.76		$10.53		$10.87		$10.36		$9.83		$10.09	$10.11

Gain from investment operations:
Net investment income (loss) (a)	0.12		0.27		0.14		0.33		0.41		0.48	0.49
Net realized and unrealized gain (loss) on total investments	0.38		0.50		(0.22)		0.52		0.53		(0.27)	(0.03)

Total gain (loss) from investment operations	0.50		0.77		(0.08)		0.85		0.94		0.21	0.46

Less distributions from:
Net investment income	(0.12)		(0.27)		(0.14)		(0.34)		(0.41)		(0.47)	(0.48)
Net realized gains	—		(0.27)		(0.12)		—		—		—	—

Total distributions	(0.12)		(0.54)		(0.26)		(0.34)		(0.41)		(0.47)	(0.48)

Net asset value, end of period	$11.14		$10.76		$10.53		$10.87		$10.36		$9.83	$10.09

TOTAL RETURN	4.71	%(b)	7.44%		(0.74	)%(b)	8.31%		9.75%		2.08%	4.68%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$86,002		$76,117		$56,163		$58,330		$35,143		$21,166	$7,078
Ratio of expenses to average net assets before expense waiver and reimbursement	0.64	%(c)	0.60%		0.52	%(c)	0.50%		0.68%		0.56%	0.60%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.64	%(c)	0.60%		0.52	%(c)	0.50%		0.50%		0.39%	0.42%
Ratio of net investment income (loss) to average net assets	2.27	%(c)	2.50%		2.61	%(c)	3.16%		4.04%		4.73%	4.87%
Portfolio turnover rate	193	%(b)(g)	402	%(g)	161	%(b)(f)(g)	216	%(f)(g)	173	%(g)	113%	189%

	Premier Class

	9/30/12		3/31/12		3/31/11	†	9/30/10		9/30/09	*

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.59		$10.37		$10.71		$10.20		$10.20

Gain from investment operations:
Net investment income (loss) (a)	0.13		0.28		0.14		0.31		0.00	(e)
Net realized and unrealized gain (loss) on total investments	0.37		0.49		(0.22)		0.53		—

Total gain (loss) from investment operations	0.50		0.77		(0.08)		0.84		0.00	(e)

Less distributions from:
Net investment income	(0.13)		(0.28)		(0.14)		(0.33)		—
Net realized gains	—		(0.27)		(0.12)		—		—

Total distributions	(0.13)		(0.55)		(0.26)		(0.33)		—

Net asset value, end of period	$10.96		$10.59		$10.37		$10.71		$10.20

TOTAL RETURN	4.76	%(b)	7.54%		(0.75	)%(b)	8.40%		0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$30,120		$33,425		$35,712		$22,196		$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.47	%(c)	0.48%		0.48	%(c)	0.48%		220.90	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.47	%(c)	0.48%		0.48	%(c)	0.48%		0.50	%(c)
Ratio of net investment income (loss) to average net assets	2.43	%(c)	2.63%		2.65	%(c)	2.94%		0.00	%(c)
Portfolio turnover rate	193	%(b)(g)	402	%(g)	161	%(b)(f)(g)	216	%(f)(g)	173	%(g)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)	Amount represents less than $0.01 per share.
(f)	Does not include in-kind transactions.
(g)

The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ending September 30, 2012, March 31, 2012, March 31, 2011, September 30, 2010 and September 30, 2009 were 98%, 140%, 49%, 67% and 113%, respectively.

*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Semiannual Report	49

Financial highlights

Bond Plus Fund ▪ For the period or year ended

	Institutional Class

	9/30/12		3/31/12		3/31/11	†	9/30/10		9/30/09		9/30/08	9/30/07

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.56		$10.16		$10.36		$9.78		$9.38		$10.00	$10.10

Gain from investment operations:
Net investment income (loss) (a)	0.17		0.38		0.20		0.47		0.47		0.51	0.51
Net realized and unrealized gain (loss) on total investments	0.37		0.41		(0.20)		0.58		0.40		(0.62)	(0.10)

Total gain (loss) from investment operations	0.54		0.79		0.00	(e)	1.05		0.87		(0.11)	0.41

Less distributions from:
Net investment income	(0.17)		(0.38)		(0.20)		(0.47)		(0.47)		(0.51)	(0.51)
Net realized gains	—		(0.01)		—		—		—		—	(0.00	)(e)

Total distributions	(0.17)		(0.39)		(0.20)		(0.47)		(0.47)		(0.51)	(0.51)

Net asset value, end of period	$10.93		$10.56		$10.16		$10.36		$9.78		$9.38	$10.00

TOTAL RETURN	5.14	%(b)	7.91%		(0.03	)%(b)	10.98%		9.67%		(1.18)%	4.16%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$757,789		$718,619		$496,173		$238,020		$206,893		$245,035	$282,159
Ratio of expenses to average net assets before expense waiver and reimbursement	0.34	%(c)	0.35%		0.37	%(c)	0.37%		0.40%		0.38%	0.42%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.34	%(c)	0.35%		0.35	%(c)	0.35%		0.35%		0.35%	0.35%
Ratio of net investment income (loss) to average net assets	3.16	%(c)	3.62%		3.90	%(c)	4.68%		5.07%		5.17%	5.12%
Portfolio turnover rate	131	%(b)(g)	221	%(g)	99	%(b)(g)	158	%(g)	143	%(g)	92%	137%

	Retirement Class

	9/30/12		3/31/12		3/31/11	†	9/30/10		9/30/09		9/30/08	9/30/07

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.57		$10.17		$10.37		$9.79		$9.39		$10.02	$10.12

Gain from investment operations:
Net investment income (loss) (a)	0.16		0.35		0.18		0.43		0.45		0.49	0.49
Net realized and unrealized gain (loss) on total investments	0.37		0.41		(0.20)		0.59		0.40		(0.63)	(0.09)

Total gain (loss) from investment operations	0.53		0.76		(0.02)		1.02		0.85		(0.14)	0.40

Less distributions from:
Net investment income	(0.16)		(0.35)		(0.18)		(0.44)		(0.45)		(0.49)	(0.50)
Net realized gains	—		(0.01)		—		—		—		—	(0.00	)(e)

Total distributions	(0.16)		(0.36)		(0.18)		(0.44)		(0.45)		(0.49)	(0.50)

Net asset value, end of period	$10.94		$10.57		$10.17		$10.37		$9.79		$9.39	$10.02

TOTAL RETURN	5.01	%(b)	7.64%		(0.16	)%(b)	10.70%		9.39%		(1.49)%	4.01%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$119,056		$95,480		$72,668		$92,179		$58,533		$9,913	$8,830
Ratio of expenses to average net assets before expense waiver and reimbursement	0.59	%(c)	0.60%		0.62	%(c)	0.62%		0.65%		0.63%	0.72%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.59	%(c)	0.60%		0.60	%(c)	0.60%		0.60%		0.61%	0.55%
Ratio of net investment income (loss) to average net assets	2.91	%(c)	3.36%		3.58	%(c)	4.34%		4.80%		4.95%	4.92%
Portfolio turnover rate	131	%(b)(g)	221	%(g)	99	%(b)(g)	158	%(g)	143	%(g)	92%	137%

50	2012 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income	See notes to financial statements

Financial highlights	concluded

Bond Plus Fund ▪ For the period or year ended

	Retail Class

	9/30/12		3/31/12		3/31/11	†	9/30/10		9/30/09		9/30/08	9/30/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.58		$10.18		$10.38		$9.80		$9.40		$10.02	$10.12

Gain from investment operations:
Net investment income (loss) (a)	0.15		0.35		0.18		0.45		0.46		0.50	0.50
Net realized and unrealized gain (loss) on total investments	0.37		0.41		(0.20)		0.58		0.40		(0.61)	(0.10)

Total gain (loss) from investment operations	0.52		0.76		(0.02)		1.03		0.86		(0.11)	0.40

Less distributions from:
Net investment income	(0.15)		(0.35)		(0.18)		(0.45)		(0.46)		(0.51)	(0.50)
Net realized gains	—		(0.01)		—		—		—		—	(0.00	)(e)

Total distributions	(0.15)		(0.36)		(0.18)		(0.45)		(0.46)		(0.51)	(0.50)

Net asset value, end of period	$10.95		$10.58		$10.18		$10.38		$9.80		$9.40	$10.02

TOTAL RETURN	4.95	%(b)	7.59%		(0.14	)%(b)	10.78%		9.50%		(1.26)%	4.09%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$288,121		$275,663		$265,818		$277,069		$247,928		$241,183	$264,897
Ratio of expenses to average net assets before expense waiver and reimbursement	0.69	%(c)	0.64%		0.59	%(c)	0.54%		0.74%		0.74%	0.77%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.69	%(c)	0.64%		0.58	%(c)	0.52%		0.49%		0.44%	0.41%
Ratio of net investment income (loss) to average net assets	2.81	%(c)	3.33%		3.62	%(c)	4.50%		4.93%		5.09%	5.07%
Portfolio turnover rate	131	%(b)(g)	221	%(g)	99	%(b)(g)	158	%(g)	143	%(g)	92%	137%

	Premier Class

	9/30/12		3/31/12		3/31/11	†	9/30/10		9/30/09	*

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.56		$10.16		$10.36		$9.78		$9.78

Gain from investment operations:
Net investment income (loss) (a)	0.16		0.36		0.19		0.40		0.00	(e)
Net realized and unrealized gain (loss) on total investments	0.37		0.41		(0.20)		0.63		—

Total gain (loss) from investment operations	0.53		0.77		(0.01)		1.03		0.00	(e)

Less distributions from:
Net investment income	(0.16)		(0.36)		(0.19)		(0.45)		—
Net realized gains	—		(0.01)		—		—		—

Total distributions	(0.16)		(0.37)		(0.19)		(0.45)		—

Net asset value, end of period	$10.93		$10.56		$10.16		$10.36		$9.78

TOTAL RETURN	5.06	%(b)	7.75%		(0.11	)%(b)	10.82%		0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$14,364		$12,334		$11,028		$10,857		$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.49	%(c)	0.50%		0.52	%(c)	0.52%		220.91	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.49	%(c)	0.50%		0.50	%(c)	0.50%		0.50	%(c)
Ratio of net investment income (loss) to average net assets	3.01	%(c)	3.45%		3.69	%(c)	3.89%		0.00	%(c)
Portfolio turnover rate	131	%(b)(g)	221	%(g)	99	%(b)(g)	158	%(g)	143	%(g)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)	Amount represents less than $0.01 per share.
(g)

The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ending September 30, 2012, March 31, 2012, March 31, 2011, September 30, 2010 and September 30, 2009 were 50%, 105%, 63%, 90% and 108%, respectively.

*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Semiannual Report	51

Financial highlights

Short-Term Bond Fund ▪ For the period or year ended

	Institutional Class

	9/30/12		3/31/12	3/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.40		$10.30	$10.43		$10.11	$9.78	$10.04	$10.04

Gain from investment operations:
Net investment income (loss) (a)	0.09		0.20	0.11		0.28	0.36	0.45	0.48
Net realized and unrealized gain (loss) on total investments	0.12		0.16	(0.13)		0.32	0.33	(0.26)	(0.00	)(e)

Total gain (loss) from investment operations	0.21		0.36	(0.02)		0.60	0.69	0.19	0.48

Less distributions from:
Net investment income	(0.09)		(0.20)	(0.11)		(0.28)	(0.36)	(0.45)	(0.48)
Net realized gains	—		(0.06)	—		—	—	—	(0.00	)(e)

Total distributions	(0.09)		(0.26)	(0.11)		(0.28)	(0.36)	(0.45)	(0.48)

Net asset value, end of period	$10.52		$10.40	$10.30		$10.43	$10.11	$9.78	$10.04

TOTAL RETURN	2.00	%(b)	3.53%	(0.20	)%(b)	6.05%	7.23%	1.88%	4.87%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$528,831		$431,936	$255,835		$176,043	$101,583	$135,936	$163,035
Ratio of expenses to average net assets before expense waiver and reimbursement	0.29	%(c)	0.31%	0.32	%(c)	0.33%	0.38%	0.37%	0.40%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.29	%(c)	0.30%	0.30	%(c)	0.30%	0.29%	0.31%	0.30%
Ratio of net investment income (loss) to average net assets	1.65	%(c)	1.90%	2.11	%(c)	2.74%	3.66%	4.46%	4.76%
Portfolio turnover rate	35	%(b)	146%	93	%(b)	95%	173%	102%	82%

	Retirement Class

	9/30/12		3/31/12	3/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.41		$10.31	$10.44		$10.12	$9.78	$10.05	$10.06

Gain from investment operations:
Net investment income (loss) (a)	0.07		0.17	0.10		0.25	0.34	0.42	0.46
Net realized and unrealized gain (loss) on total investments	0.12		0.16	(0.13)		0.33	0.34	(0.26)	(0.00	)(e)

Total gain (loss) from investment operations	0.19		0.33	(0.03)		0.58	0.68	0.16	0.46

Less distributions from:
Net investment income	(0.07)		(0.17)	(0.10)		(0.26)	(0.34)	(0.43)	(0.47)
Net realized gains	—		(0.06)	—		—	—	—	(0.00	)(e)

Total distributions	(0.07)		(0.23)	(0.10)		(0.26)	(0.34)	(0.43)	(0.47)

Net asset value, end of period	$10.53		$10.41	$10.31		$10.44	$10.12	$9.78	$10.05

TOTAL RETURN	1.87	%(b)	3.27%	(0.32	)%(b)	5.79%	7.07%	1.56%	4.63%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$263,693		$188,614	$134,128		$121,535	$56,366	$19,752	$12,785
Ratio of expenses to average net assets before expense waiver and reimbursement	0.54	%(c)	0.55%	0.57	%(c)	0.58%	0.64%	0.63%	0.67%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.54	%(c)	0.55%	0.55	%(c)	0.55%	0.54%	0.56%	0.50%
Ratio of net investment income (loss) to average net assets	1.39	%(c)	1.65%	1.86	%(c)	2.42%	3.40%	4.23%	4.58%
Portfolio turnover rate	35	%(b)	146%	93	%(b)	95%	173%	102%	82%

52	2012 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Financial highlights	concluded

Short-Term Bond Fund ▪ For the period or year ended

	Retail Class

	9/30/12		3/31/12	3/31/11	†	9/30/10	9/30/09		9/30/08	9/30/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.41		$10.31	$10.44		$10.12	$9.78		$10.05	$10.05

Gain from investment operations:
Net investment income (loss) (a)	0.07		0.17	0.10		0.26	0.35		0.44	0.47
Net realized and unrealized gain (loss) on total investments	0.12		0.16	(0.13)		0.33	0.34		(0.27)	0.01

Total gain (loss) from investment operations	0.19		0.33	(0.03)		0.59	0.69		0.17	0.48

Less distributions from:
Net investment income	(0.07)		(0.17)	(0.10)		(0.27)	(0.35)		(0.44)	(0.48)
Net realized gains	—		(0.06)	—		—	—		—	(0.00	)(e)

Total distributions	(0.07)		(0.23)	(0.10)		(0.27)	(0.35)		(0.44)	(0.48)

Net asset value, end of period	$10.53		$10.41	$10.31		$10.44	$10.12		$9.78	$10.05

TOTAL RETURN	1.83	%(b)	3.24%	(0.30	)%(b)	5.87%	7.19%		1.71%	4.86%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$177,860		$166,750	$155,623		$149,768	$111,912		$104,084	$101,059
Ratio of expenses to average net assets before expense waiver and reimbursement	0.62	%(c)	0.58%	0.52	%(c)	0.50%	0.71%		0.67%	0.76%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.62	%(c)	0.57%	0.50	%(c)	0.47%	0.43%		0.38%	0.34%
Ratio of net investment income (loss) to average net assets	1.33	%(c)	1.64%	1.91	%(c)	2.58%	3.53%		4.40%	4.69%
Portfolio turnover rate	35	%(b)	146%	93	%(b)	95%	173%		102%	82%

	Premier Class

	9/30/12		3/31/12	3/31/11	†	9/30/10	9/30/09	*

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.41		$10.31	$10.43		$10.11	$10.11

Gain from investment operations:
Net investment income (loss) (a)	0.08		0.18	0.10		0.25	0.00	(e)
Net realized and unrealized gain (loss) on total investments	0.12		0.16	(0.12)		0.34	—

Total gain (loss) from investment operations	0.20		0.34	(0.02)		0.59	0.00	(e)

Less distributions from:
Net investment income	(0.08)		(0.18)	(0.10)		(0.27)	—
Net realized gains	—		(0.06)	—		—	—

Total distributions	(0.08)		(0.24)	(0.10)		(0.27)	—

Net asset value, end of period	$10.53		$10.41	$10.31		$10.43	$10.11

TOTAL RETURN	1.92	%(b)	3.37%	(0.18	)%(b)	5.89%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$21,086		$21,211	$19,881		$19,884	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.44	%(c)	0.45%	0.47	%(c)	0.48%	220.86	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.44	%(c)	0.45%	0.45	%(c)	0.45%	0.45	%(c)
Ratio of net investment income (loss) to average net assets	1.51	%(c)	1.75%	1.95	%(c)	2.39%	0.00	%(c)
Portfolio turnover rate	35	%(b)	146%	93	%(b)	95%	173%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)	Amount represents less than $0.01 per share.
*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Semiannual Report	53

Financial highlights

High-Yield Fund ▪ For the period or year ended

	Institutional Class

	9/30/12		3/31/12	3/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.97		$9.99	$9.74		$9.04	$8.41	$9.94	$9.92

Gain from investment operations:
Net investment income (loss) (a)	0.31		0.68	0.35		0.72	0.78	0.76	0.72
Net realized and unrealized gain (loss) on total investments	0.30		(0.02)	0.25		0.70	0.63	(1.52)	0.02

Total gain (loss) from investment operations	0.61		0.66	0.60		1.42	1.41	(0.76)	0.74

Less distributions from:
Net investment income	(0.31)		(0.68)	(0.35)		(0.72)	(0.78)	(0.76)	(0.72)
Net realized gains	—		—	—		—	—	(0.01)	—

Total distributions	(0.31)		(0.68)	(0.35)		(0.72)	(0.78)	(0.77)	(0.72)

Net asset value, end of period	$10.27		$9.97	$9.99		$9.74	$9.04	$8.41	$9.94

TOTAL RETURN	6.21	%(b)	6.91%	6.22	%(b)	16.41%	18.83%	(8.15)%	7.66%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,260,241		$889,869	$527,004		$398,933	$245,983	$228,048	$228,834
Ratio of expenses to average net assets before expense waiver and reimbursement	0.38	%(c)	0.39%	0.40	%(c)	0.41%	0.45%	0.43%	0.49%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.38	%(c)	0.39%	0.40	%(c)	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income (loss) to average net assets	6.13	%(c)	6.90%	7.04	%(c)	7.76%	10.07%	8.05%	7.30%
Portfolio turnover rate	27	%(b)	62%	43	%(b)	109%	79%	59%	43%

	Retirement Class

	9/30/12		3/31/12	3/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.96		$9.99	$9.74		$9.04	$8.41	$9.95	$9.92

Gain from investment operations:
Net investment income (loss) (a)	0.30		0.65	0.34		0.70	0.76	0.74	0.71
Net realized and unrealized gain (loss) on total investments	0.31		(0.03)	0.25		0.70	0.63	(1.53)	0.03

Total gain (loss) from investment operations	0.61		0.62	0.59		1.40	1.39	(0.79)	0.74

Less distributions from:
Net investment income	(0.30)		(0.65)	(0.34)		(0.70)	(0.76)	(0.74)	(0.71)
Net realized gains	—		—	—		—	—	(0.01)	—

Total distributions	(0.30)		(0.65)	(0.34)		(0.70)	(0.76)	(0.75)	(0.71)

Net asset value, end of period	$10.27		$9.96	$9.99		$9.74	$9.04	$8.41	$9.95

TOTAL RETURN	6.18	%(b)	6.54%	6.09	%(b)	16.12%	18.54%	(8.45)%	7.61%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$250,586		$202,282	$176,489		$166,383	$125,322	$28,694	$15,869
Ratio of expenses to average net assets before expense waiver and reimbursement	0.63	%(c)	0.64%	0.65	%(c)	0.66%	0.71%	0.69%	0.73%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.63	%(c)	0.64%	0.65	%(c)	0.65%	0.65%	0.65%	0.60%
Ratio of net investment income (loss) to average net assets	5.87	%(c)	6.65%	6.78	%(c)	7.49%	9.38%	7.91%	7.10%
Portfolio turnover rate	27	%(b)	62%	43	%(b)	109%	79%	59%	43%

54	2012 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Financial highlights	concluded

High-Yield Fund ▪ For the period or year ended

	Retail Class

	9/30/12		3/31/12	3/31/11	†	9/30/10	9/30/09		9/30/08	9/30/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.01		$10.03	$9.78		$9.08	$8.44		$9.98	$9.94

Gain from investment operations:
Net investment income (loss) (a)	0.30		0.65	0.34		0.71	0.77		0.75	0.72
Net realized and unrealized gain (loss) on total investments	0.30		(0.02)	0.25		0.70	0.64		(1.53)	0.03

Total gain (loss) from investment operations	0.60		0.63	0.59		1.41	1.41		(0.78)	0.75

Less distributions from:
Net investment income	(0.30)		(0.65)	(0.34)		(0.71)	(0.77)		(0.75)	(0.71)
Net realized gains	—		—	—		—	—		(0.01)	—

Total distributions	(0.30)		(0.65)	(0.34)		(0.71)	(0.77)		(0.76)	(0.71)

Net asset value, end of period	$10.31		$10.01	$10.03		$9.78	$9.08		$8.44	$9.98

TOTAL RETURN	6.04	%(b)	6.63%	6.11	%(b)	16.18%	18.78%		(8.28)%	7.76%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$327,993		$249,119	$169,337		$156,374	$126,323		$101,026	$143,329
Ratio of expenses to average net assets before expense waiver and reimbursement	0.68	%(c)	0.66%	0.59	%(c)	0.58%	0.79%		0.71%	0.76%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.68	%(c)	0.66%	0.59	%(c)	0.57%	0.54%		0.48%	0.47%
Ratio of net investment income (loss) to average net assets	5.83	%(c)	6.62%	6.85	%(c)	7.60%	9.86%		7.94%	7.25%
Portfolio turnover rate	27	%(b)	62%	43	%(b)	109%	79%		59%	43%

	Premier Class

	9/30/12		3/31/12	3/31/11	†	9/30/10	9/30/09	*

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.97		$9.99	$9.74		$9.04	$9.04

Gain from investment operations:
Net investment income (loss) (a)	0.30		0.66	0.34		0.71	0.00	(e)
Net realized and unrealized gain (loss) on total investments	0.30		(0.02)	0.25		0.70	—

Total gain (loss) from investment operations	0.60		0.64	0.59		1.41	0.00	(e)

Less distributions from:
Net investment income	(0.30)		(0.66)	(0.34)		(0.71)	—
Net realized gains	—		—	—		—	—

Total distributions	(0.30)		(0.66)	(0.34)		(0.71)	—

Net asset value, end of period	$10.27		$9.97	$9.99		$9.74	$9.04

TOTAL RETURN	6.13	%(b)	6.75%	6.14	%(b)	16.23%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$32,627		$20,842	$30,472		$16,836	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.53	%(c)	0.54%	0.55	%(c)	0.56%	220.96	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.53	%(c)	0.54%	0.55	%(c)	0.55%	0.55	%(c)
Ratio of net investment income (loss) to average net assets	5.96	%(c)	6.74%	6.87	%(c)	7.52%	0.00	%(c)
Portfolio turnover rate	27	%(b)	62%	43	%(b)	109%	79%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)	Amount represents less than $0.01 per share.
*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations.
The Fund changed its fiscal year end from September 30 to March 31.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Semiannual Report	55

Financial highlights

Tax-Exempt Bond Fund ▪ For the period or year ended

	Institutional Class

	9/30/12		3/31/12	3/31/11	†	9/30/10	9/30/09		9/30/08		9/30/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.86		$10.06	$10.80		$10.51	$9.69		$10.13		$10.19

Gain from investment operations:
Net investment income (loss) (a)	0.16		0.34	0.19		0.38	0.38		0.36		0.38
Net realized and unrealized gain (loss) on total investments	0.32		0.80	(0.63)		0.31	0.82		(0.44)		(0.06)

Total gain (loss) from investment operations	0.48		1.14	(0.44)		0.69	1.20		(0.08)		0.32

Less distributions from:
Net investment income	(0.16)		(0.34)	(0.19)		(0.38)	(0.38)		(0.36)		(0.38)
Net realized gains	—		—	(0.11)		(0.02)	(0.00	)(e)	(0.00	)(e)	—

Total distributions	(0.16)		(0.34)	(0.30)		(0.40)	(0.38)		(0.36)		(0.38)

Net asset value, end of period	$11.18		$10.86	$10.06		$10.80	$10.51		$9.69		$10.13

TOTAL RETURN	4.48	%(b)	11.46%	(4.07	)%(b)	6.75%	12.70%		(0.87)%		3.21%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$9,343		$9,508	$10,003		$14,845	$23,263		$66,144		$75,790
Ratio of expenses to average net assets before expense waiver and reimbursement	0.36	%(c)	0.38%	0.40	%(c)	0.38%	0.42%		0.41%		0.46%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.35	%(c)	0.35%	0.35	%(c)	0.35%	0.35%		0.36%		0.35%
Ratio of net investment income (loss) to average net assets	2.95	%(c)	3.21%	3.70	%(c)	3.66%	3.83%		3.51%		3.76%
Portfolio turnover rate	25	%(b)	59%	11	%(b)	29%	28%		50%		48%

	Retail Class

	9/30/12		3/31/12	3/31/11	†	9/30/10	9/30/09		9/30/08		9/30/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.88		$10.07	$10.81		$10.52	$9.70		$10.14		$10.20

Gain from investment operations:
Net investment income (loss) (a)	0.15		0.32	0.18		0.37	0.36		0.35		0.38
Net realized and unrealized gain (loss) on total investments	0.31		0.81	(0.63)		0.31	0.83		(0.44)		(0.06)

Total gain (loss) from investment operations	0.46		1.13	(0.45)		0.68	1.19		(0.09)		0.32

Less distributions from:
Net investment income	(0.15)		(0.32)	(0.18)		(0.37)	(0.37)		(0.35)		(0.38)
Net realized gains	—		—	(0.11)		(0.02)	(0.00	)(e)	(0.00	)(e)	—

Total distributions	(0.15)		(0.32)	(0.29)		(0.39)	(0.37)		(0.35)		(0.38)

Net asset value, end of period	$11.19		$10.88	$10.07		$10.81	$10.52		$9.70		$10.14

TOTAL RETURN	4.23	%(b)	11.30%	(4.14	)%(b)	6.61%	12.55%		(0.90)%		3.16%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$371,659		$341,517	$281,980		$318,965	$236,065		$179,559		$179,606
Ratio of expenses to average net assets before expense waiver and reimbursement	0.65	%(c)	0.62%	0.55	%(c)	0.52%	0.70%		0.65%		0.72%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.64	%(c)	0.59%	0.51	%(c)	0.49%	0.47%		0.39%		0.39%
Ratio of net investment income (loss) to average net assets	2.67	%(c)	2.96%	3.56	%(c)	3.52%	3.67%		3.49%		3.76%
Portfolio turnover rate	25	%(b)	59%	11	%(b)	29%	28%		50%		48%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)	Amount represents less than $0.01 per share.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations.
The Fund changed its fiscal year end from September 30 to March 31.

56	2012 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Financial highlights

Inflation-Linked Bond Fund ▪ For the period or year ended

	Institutional Class

	9/30/12		3/31/12	3/31/11	†	9/30/10	9/30/09		9/30/08	9/30/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.07		$11.16	$11.21		$10.53	$10.07		$10.12	$10.08

Gain from investment operations:
Net investment income (loss) (a)	0.14		0.36	0.17		0.27	(0.02)		0.71	0.41
Net realized and unrealized gain (loss) on total investments	0.48		0.95	(0.05)		0.67	0.48		(0.07)	0.03

Total gain (loss) from investment operations	0.62		1.31	0.12		0.94	0.46		0.64	0.44

Less distributions from:
Net investment income	(0.17)		(0.39)	(0.17)		(0.26)	(0.00	)(e)	(0.69)	(0.40)
Net realized gains	—		(0.01)	—		—	—		—	—

Total distributions	(0.17)		(0.40)	(0.17)		(0.26)	(0.00	)(e)	(0.69)	(0.40)

Net asset value, end of period	$12.52		$12.07	$11.16		$11.21	$10.53		$10.07	$10.12

TOTAL RETURN	5.19	%(b)	11.92%	1.05	%(b)	9.04%	4.57%		6.20%	4.51%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,286,159		$1,174,406	$771,048		$737,043	$524,468		$440,993	$438,862
Ratio of expenses to average net assets before expense waiver and reimbursement	0.27	%(c)	0.28%	0.29	%(c)	0.32%	0.39%		0.34%	0.36%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.27	%(c)	0.28%	0.29	%(c)	0.32%	0.35%		0.34%	0.35%
Ratio of net investment income (loss) to average net assets	2.35	%(c)	3.07%	3.01	%(c)	2.47%	(0.18)%		6.67%	4.07%
Portfolio turnover rate	7	%(b)	13%	7	%(b)	12%	17%		16%	26%

	Retirement Class

	9/30/12		3/31/12	3/31/11	†	9/30/10	9/30/09		9/30/08	9/30/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.18		$11.25	$11.31		$10.62	$10.18		$10.23	$10.19

Gain from investment operations:
Net investment income (loss) (a)	0.13		0.36	0.15		0.24	(0.02)		0.82	0.45
Net realized and unrealized gain (loss) on total investments	0.48		0.94	(0.06)		0.68	0.46		(0.20)	(0.02)

Total gain (loss) from investment operations	0.61		1.30	0.09		0.92	0.44		0.62	0.43

Less distributions from:
Net investment income	(0.17)		(0.36)	(0.15)		(0.23)	(0.00	)(e)	(0.67)	(0.39)
Net realized gains	—		(0.01)	—		—	—		—	—

Total distributions	(0.17)		(0.37)	(0.15)		(0.23)	(0.00	)(e)	(0.67)	(0.39)

Net asset value, end of period	$12.62		$12.18	$11.25		$11.31	$10.62		$10.18	$10.23

TOTAL RETURN	5.00	%(b)	11.73%	0.83	%(b)	8.80%	4.33%		5.95%	4.29%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$217,346		$191,083	$176,090		$175,037	$112,192		$88,127	$17,840
Ratio of expenses to average net assets before expense waiver and reimbursement	0.52	%(c)	0.53%	0.54	%(c)	0.57%	0.64%		0.59%	0.61%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.52	%(c)	0.53%	0.54	%(c)	0.57%	0.60%		0.59%	0.55%
Ratio of net investment income (loss) to average net assets	2.07	%(c)	3.01%	2.77	%(c)	2.20%	(0.20)%		7.57%	4.47%
Portfolio turnover rate	7	%(b)	13%	7	%(b)	12%	17%		16%	26%

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Semiannual Report	57

Financial highlights	concluded

Inflation-Linked Bond Fund ▪ For the period or year ended

	Retail Class

	9/30/12		3/31/12	3/31/11	†	9/30/10	9/30/09		9/30/08	9/30/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.84		$10.95	$11.00		$10.34	$9.90		$9.96	$9.93

Gain from investment operations:
Net investment income (loss) (a)	0.12		0.34	0.16		0.24	(0.06)		0.77	0.38
Net realized and unrealized gain (loss) on total investments	0.47		0.92	(0.05)		0.66	0.50		(0.15)	0.04

Total gain (loss) from investment operations	0.59		1.26	0.11		0.90	0.44		0.62	0.42

Less distributions from:
Net investment income	(0.17)		(0.36)	(0.16)		(0.24)	(0.00	)(e)	(0.68)	(0.39)
Net realized gains	—		(0.01)	—		—	—		—	—

Total distributions	(0.17)		(0.37)	(0.16)		(0.24)	(0.00	)(e)	(0.68)	(0.39)

Net asset value, end of period	$12.26		$11.84	$10.95		$11.00	$10.34		$9.90	$9.96

TOTAL RETURN	4.98	%(b)	11.68%	0.98	%(b)	8.84%	4.45%		6.11%	4.35%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$226,879		$201,227	$146,917		$147,427	$127,272		$131,575	$56,824
Ratio of expenses to average net assets before expense waiver and reimbursement	0.59	%(c)	0.55%	0.47	%(c)	0.49%	0.66%		0.58%	0.63%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.59	%(c)	0.55%	0.47	%(c)	0.49%	0.49%		0.44%	0.48%
Ratio of net investment income (loss) to average net assets	2.00	%(c)	2.91%	2.80	%(c)	2.30%	(0.59)%		7.28%	3.85%
Portfolio turnover rate	7	%(b)	13%	7	%(b)	12%	17%		16%	26%

	Premier Class

	9/30/12		3/31/12	3/31/11	†	9/30/10	9/30/09	*

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.06		$11.15	$11.21		$10.53	$10.53

Gain from investment operations:
Net investment income (loss) (a)	0.14		0.37	0.16		0.13	0.00	(e)
Net realized and unrealized gain (loss) on total investments	0.47		0.92	(0.06)		0.80	—

Total gain (loss) from investment operations	0.61		1.29	0.10		0.93	0.00	(e)

Less distributions from:
Net investment income	(0.17)		(0.37)	(0.16)		(0.25)	—
Net realized gains	—		(0.01)	—		—	—

Total distributions	(0.17)		(0.38)	(0.16)		(0.25)	—

Net asset value, end of period	$12.50		$12.06	$11.15		$11.21	$10.53

TOTAL RETURN	5.08	%(b)	11.77%	0.89	%(b)	8.89%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$18,083		$18,303	$15,832		$14,474	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.42	%(c)	0.43%	0.44	%(c)	0.47%	220.91	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.42	%(c)	0.43%	0.44	%(c)	0.47%	0.50	%(c)
Ratio of net investment income (loss) to average net assets	2.29	%(c)	3.13%	2.88	%(c)	1.19%	0.00	%(c)
Portfolio turnover rate	7	%(b)	13%	7	%(b)	12%	17	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)	Amount represents less than $0.01 per share.
*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

58	2012 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Financial highlights

Bond Index Fund ▪ For the period or year ended

	Institutional Class

	9/30/12		3/31/12	3/31/11	†	9/30/10		9/30/09	(d)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.77		$10.25	$10.50		$10.04		$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.11		0.26	0.13		0.31		0.01
Net realized and unrealized gain (loss) on total investments	0.27		0.52	(0.24)		0.46		0.04

Total gain (loss) from investment operations	0.38		0.78	(0.11)		0.77		0.05

Less distributions from:
Net investment income	(0.11)		(0.26)	(0.13)		(0.31)		(0.01)
Net realized gains	—		—	(0.01)		(0.00	)(e)	—

Total distributions	(0.11)		(0.26)	(0.14)		(0.31)		(0.01)

Net asset value, end of period	$11.04		$10.77	$10.25		$10.50		$10.04

TOTAL RETURN	3.54	%(b)	7.69%	(1.11	)%(b)	7.87%		0.48	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$3,427,336		$2,908,947	$1,382,598		$411,709		$99,497
Ratio of expenses to average net assets before expense waiver and reimbursement	0.14	%(c)	0.15%	0.17	%(c)	0.31%		3.37	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.13	%(c)	0.13%	0.13	%(c)	0.13%		0.12	%(c)
Ratio of net investment income (loss) to average net assets	2.01	%(c)	2.42%	2.44	%(c)	3.08%		1.65	%(c)
Portfolio turnover rate	13	%(b)	23%	87	%(b)(f)	66	%(f)	279	%(b)

	Retirement Class

	9/30/12		3/31/12	3/31/11	†	9/30/10		9/30/09	(d)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.77		$10.26	$10.50		$10.04		$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.10		0.23	0.11		0.29		0.01
Net realized and unrealized gain (loss) on total investments	0.28		0.52	(0.23)		0.46		0.04

Total gain (loss) from investment operations	0.38		0.75	(0.12)		0.75		0.05

Less distributions from:
Net investment income	(0.10)		(0.24)	(0.11)		(0.29)		(0.01)
Net realized gains	—		—	(0.01)		(0.00	)(e)	—

Total distributions	(0.10)		(0.24)	(0.12)		(0.29)		(0.01)

Net asset value, end of period	$11.05		$10.77	$10.26		$10.50		$10.04

TOTAL RETURN	3.51	%(b)	7.32%	(1.14	)%(b)	7.61%		0.47	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$52,744		$40,874	$3,157		$2,887		$1,005
Ratio of expenses to average net assets before expense waiver and reimbursement	0.40	%(c)	0.40%	0.43	%(c)	0.57%		6.81	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.38	%(c)	0.38%	0.38	%(c)	0.38%		0.36	%(c)
Ratio of net investment income (loss) to average net assets	1.76	%(c)	2.11%	2.19	%(c)	2.82%		1.41	%(c)
Portfolio turnover rate	13	%(b)	23%	87	%(b)(f)	66	%(f)	279	%(b)

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Semiannual Report	59

Financial highlights	concluded

Bond Index Fund ▪ For the period or year ended

	Retail Class

	9/30/12		3/31/12	3/31/11	†	9/30/10		9/30/09	(d)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.77		$10.26	$10.50		$10.04		$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.09		0.22	0.11		0.28		0.01
Net realized and unrealized gain (loss) on total investments	0.28		0.52	(0.23)		0.46		0.04

Total gain (loss) from investment operations	0.37		0.74	(0.12)		0.74		0.05

Less distributions from:
Net investment income	(0.09)		(0.23)	(0.11)		(0.28)		(0.01)
Net realized gains	—		—	(0.01)		(0.00	)(e)	—

Total distributions	(0.09)		(0.23)	(0.12)		(0.28)		(0.01)

Net asset value, end of period	$11.05		$10.77	$10.26		$10.50		$10.04

TOTAL RETURN	3.45	%(b)	7.22%	(1.19	)%(b)	7.51%		0.46	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$13,940		$12,737	$6,242		$4,215		$1,005
Ratio of expenses to average net assets before expense waiver and reimbursement	0.51	%(c)	0.49%	0.54	%(c)	0.66%		6.81	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.48	%(c)	0.48%	0.48	%(c)	0.48%		0.45	%(c)
Ratio of net investment income (loss) to average net assets	1.66	%(c)	2.08%	2.10	%(c)	2.74%		1.32	%(c)
Portfolio turnover rate	13	%(b)	23%	87	%(b)(f)	66	%(f)	279	%(b)

	Premier Class

	9/30/12		3/31/12	3/31/11	†	9/30/10		9/30/09	*

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.77		$10.25	$10.49		$10.04		$10.04

Gain from investment operations:
Net investment income (loss) (a)	0.10		0.24	0.12		0.30		—
Net realized and unrealized gain (loss) on total investments	0.27		0.53	(0.23)		0.45		—

Total gain (loss) from investment operations	0.37		0.77	(0.11)		0.75		—

Less distributions from:
Net investment income	(0.10)		(0.25)	(0.12)		(0.30)		—
Net realized gains	—		—	(0.01)		(0.00	)(e)	—

Total distributions	(0.10)		(0.25)	(0.13)		(0.30)		—

Net asset value, end of period	$11.04		$10.77	$10.25		$10.49		$10.04

TOTAL RETURN	3.46	%(b)	7.53%	(1.09	)%(b)	7.61%		0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$17,295		$11,577	$2,784		$1,451		$1,000
Ratio of expenses to average net assets before expense waiver and reimbursement	0.29	%(c)	0.30%	0.33	%(c)	0.47%		55.37	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.28	%(c)	0.28%	0.28	%(c)	0.28%		0.28	%(c)
Ratio of net investment income (loss) to average net assets	1.86	%(c)	2.22%	2.31	%(c)	2.94%		0.00	%(c)
Portfolio turnover rate	13	%(b)	23%	87	%(b)(f)	66	%(f)	279	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	The Fund commenced operations on September 14, 2009.
(e)	Amount represents less than $0.01 per share.
(f)	Does not include in-kind transactions.
*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

60	2012 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Financial highlights

Social Choice Bond Fund ▪ For the period ended

	Institutional
	Class

	9/30/12	(d)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.00	(e)
Net realized and unrealized gain on total investments	0.09

Total gain (loss) from investment operations	0.09

Less distributions from:
Net investment income	0.00	(e)
Net realized gains	—

Total distributions	0.00	(e)

Net asset value, end of period	$10.09

TOTAL RETURN	0.91	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$47,413
Ratio of expenses to average net assets before expense waiver and reimbursement	1.51	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.40	%(c)
Ratio of net investment income (loss) to average net assets	0.37	%(c)
Portfolio turnover rate	27	%(b)

	Retirement
	Class

	9/30/12	(d)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.00	(e)
Net realized and unrealized gain on total investments	0.09

Total gain (loss) from investment operations	0.09

Less distributions from:
Net investment income	0.00	(e)
Net realized gains	—

Total distributions	0.00	(e)

Net asset value, end of period	$10.09

TOTAL RETURN	0.90	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,064
Ratio of expenses to average net assets before expense waiver and reimbursement	1.79	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.65	%(c)
Ratio of net investment income (loss) to average net assets	0.13	%(c)
Portfolio turnover rate	27	%(b)

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Semiannual Report	61

Financial highlights	concluded

Social Choice Bond Fund ▪ For the period ended

	Retail
	Class

	9/30/12	(d)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.00	(e)
Net realized and unrealized gain on total investments	0.09

Total gain (loss) from investment operations	0.09

Less distributions from:
Net investment income	0.00	(e)
Net realized gains	—

Total distributions	0.00	(e)

Net asset value, end of period	$10.09

TOTAL RETURN	0.90	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,015
Ratio of expenses to average net assets before expense waiver and reimbursement	2.18	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.75	%(c)
Ratio of net investment income (loss) to average net assets	0.02	%(c)
Portfolio turnover rate	27	%(b)

	Premier
	Class

	9/30/12	(d)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.00	(e)
Net realized and unrealized gain on total investments	0.09

Total gain (loss) from investment operations	0.09

Less distributions from:
Net investment income	0.00	(e)
Net realized gains	—

Total distributions	0.00	(e)

Net asset value, end of period	$10.09

TOTAL RETURN	0.91	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,009
Ratio of expenses to average net assets before expense waiver and reimbursement	1.70	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.55	%(c)
Ratio of net investment income (loss) to average net assets	0.22	%(c)
Portfolio turnover rate	27	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	The Fund commenced operations on September 21, 2012.
(e)	Amount represents less than $0.01 per share.

62	2012 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Financial highlights

Money Market Fund ▪ For the period or year ended

	Institutional Class

	9/30/12		3/31/12		3/31/11	†	9/30/10		9/30/09	9/30/08	9/30/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Gain from investment operations:
Net investment income (loss) (a)	0.00	(e)	0.00	(e)	0.00	(e)	0.00	(e)	0.01	0.03	0.05
Net realized and unrealized gain on total investments	—		—		—		—		—	—	—

Total gain (loss) from investment operations	0.00	(e)	0.00	(e)	0.00	(e)	0.00	(e)	0.01	0.03	0.05

Less distributions from:
Net investment income	(0.00	)(e)	(0.00	)(e)	(0.00	)(e)	(0.00	)(e)	(0.01)	(0.03)	(0.05)
Net realized gains	—		—		—		—		—	—	—

Total distributions	(0.00	)(e)	(0.00	)(e)	(0.00	)(e)	(0.00	)(e)	(0.01)	(0.03)	(0.05)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

TOTAL RETURN	0.03	%(b)	0.03%		0.04	%(b)	0.13%		1.03%	3.51%	5.37%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$469,198		$469,588		$427,230		$433,888		$336,137	$293,537	$235,421
Ratio of expenses to average net assets before expense waiver and reimbursement	0.13	%(c)	0.13%		0.15	%(c)	0.15%		0.22%	0.14%	0.14%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.13	%(c)	0.13%		0.15	%(c)	0.15%		0.17%	0.14%	0.14%
Ratio of net investment income (loss) to average net assets	0.05	%(c)	0.03%		0.09	%(c)	0.13%		1.00%	3.39%	5.21%

	Retirement Class

	9/30/12		3/31/12		3/31/11	†	9/30/10		9/30/09	9/30/08	9/30/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Gain from investment operations:
Net investment income (loss) (a)	—		—		—		0.00	(e)	0.01	0.03	0.05
Net realized and unrealized gain on total investments	—		—		—		—		—	—	—

Total gain (loss) from investment operations	—		—		—		0.00	(e)	0.01	0.03	0.05

Less distributions from:
Net investment income	—		—		—		(0.00	)(e)	(0.01)	(0.03)	(0.05)
Net realized gains	—		—		—		—		—	—	—

Total distributions	—		—		—		(0.00	)(e)	(0.01)	(0.03)	(0.05)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

TOTAL RETURN	0.00	%(b)	0.00%		0.00	%(b)	0.00%		0.78%	3.25%	5.12%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$73,288		$80,690		$64,760		$79,434		$133,415	$97,832	$98,903
Ratio of expenses to average net assets before expense waiver and reimbursement	0.39	%(c)	0.39%		0.40	%(c)	0.40%		0.47%	0.39%	0.39%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.18	%(c)	0.16%		0.23	%(c)	0.27%		0.41%	0.39%	0.35%
Ratio of net investment income (loss) to average net assets	0.00	%(c)	0.00%		0.00	%(c)	0.00%		0.75%	3.26%	5.01%

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Semiannual Report	63

Financial highlights	concluded

Money Market Fund ▪ For the period or year ended

	Retail Class

	9/30/12		3/31/12	3/31/11	†	9/30/10		9/30/09		9/30/08	9/30/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00	$1.00

Gain from investment operations:
Net investment income (loss) (a)	—		—	—		0.00	(e)	0.01		0.03	0.05
Net realized and unrealized gain on total investments	—		—	—		—		—		—	—

Total gain (loss) from investment operations	—		—	—		0.00	(e)	0.01		0.03	0.05

Less distributions from:
Net investment income	—		—	—		(0.00	)(e)	(0.01)		(0.03)	(0.05)
Net realized gains	—		—	—		—		—		—	—

Total distributions	—		—	—		(0.00	)(e)	(0.01)		(0.03)	(0.05)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00	$1.00

TOTAL RETURN	0.00	%(b)	0.00%	0.00	%(b)	0.00%		0.91%		3.43%	5.25%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$444,322		$486,370	$582,093		$650,426		$887,149		$1,093,363	$1,034,417
Ratio of expenses to average net assets before expense waiver and reimbursement	0.51	%(c)	0.44%	0.39	%(c)	0.33%		0.54%		0.40%	0.43%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.18	%(c)	0.16%	0.23	%(c)	0.27%		0.28%		0.22%	0.25%
Ratio of net investment income (loss) to average net assets	0.00	%(c)	0.00%	0.00	%(c)	0.00%		0.95%		3.34%	5.11%

	Premier Class

	9/30/12		3/31/12	3/31/11	†	9/30/10		9/30/09	*

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00

Gain from investment operations:
Net investment income (loss) (a)	—		—	—		0.00	(e)	—
Net realized and unrealized gain on total investments	—		—	—		—		—

Total gain (loss) from investment operations	—		—	—		0.00	(e)	—

Less distributions from:
Net investment income	—		—	—		(0.00	)(e)	—
Net realized gains	—		—	—		—		—

Total distributions	—		—	—		(0.00	)(e)	—

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00

TOTAL RETURN	0.00	%(b)	0.00%	0.00	%(b)	0.00%		0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$7,063		$6,706	$15,678		$12,431		$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.29	%(c)	0.28%	0.30	%(c)	0.29%		220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.19	%(c)	0.16%	0.23	%(c)	0.27%		0.00	%(c)
Ratio of net investment income (loss) to average net assets	0.00	%(c)	0.00%	0.00	%(c)	0.00%		0.00	%(c)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)	Amount represents less than $0.01 per share.
*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

64	2012 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Notes to financial statements (unaudited)

TIAA-CREF Funds

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Bond Fund, Bond Plus Fund, Short-Term Bond Fund, High-Yield Fund, Tax-Exempt Bond Fund, Inflation-Linked Bond Fund, Bond Index Fund, Social Choice Bond Fund and the Money Market Fund (collectively the “Funds” or individually, the “Fund”). The Social Choice Bond Fund commenced operations on September 21, 2012.

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income and expenses of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (2008-2012) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables

TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Semiannual Report	65

Notes to financial statements (unaudited)

in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New accounting pronouncements: In April 2011, the Financial Accounting Standards Board (“FASB”) adopted Accounting Standards Update (“ASU”) 2011-03, Reconsideration of Effective Control for Repurchase Agreements. ASU 2011-03 amends ASC 860, Transfers and Servicing in relation to the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem the financial assets before their maturity. ASU 2011-03 eliminates the collateral maintenance provision that an entity may use to determine whether a transfer of securities in a repurchase agreement or other agreement is accounted for as a sale or a secured borrowing. Effective April 1, 2012, the Funds adopted this guidance with no material impact to the Funds’ financial statements and notes disclosure.

In May 2011, FASB adopted ASU No. 2011-04, Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. The ASU converges the guidance of both entities on fair value measurements and disclosures. ASU 2011-04 requires additional disclosures around transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy. Effective April 1, 2012, the Funds adopted this guidance with no material impact to the Funds’ financial statements and notes disclosure.

In December 2011, the FASB issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities (the “Update”). The Update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statements of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the Update’s adoption on the Funds’ financial statement disclosures.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Fund) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in the Money Market Fund are all valued at amortized cost. Money Market Fund investments are categorized as Level 2 in the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

66	2012 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

continued

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended September 30, 2012, there were no transfers between levels by the Funds.

As of September 30, 2012, 100% of the value of investments in the Bond Fund, Short-Term Bond Fund, Tax-Exempt Bond Fund, Inflation-Linked Bond Fund, Bond Index Fund and Money Market Fund were valued based on Level 2 inputs.

The following is a summary of the inputs used to value the remaining Funds’ investments as of September 30, 2012:

Fund	Level 1	Level 2	Level 3	Total

Bond Plus
Bank loan obligations	$—	$47,141,455	$—	$47,141,455
Corporate bonds	—	493,739,952	—	493,739,952
Government bonds	—	467,203,639	—	467,203,639
Structured assets	—	125,315,096	—	125,315,096
Preferred stocks	1,351,340	—	—	1,351,340
Short-term investments	—	193,961,297	—	193,961,297
Swaps*		(159,668)		(159,668)

Total	$1,351,340	$1,327,201,771	$—	$1,328,553,111

High-Yield
Bank loan obligations	$—	$168,016,911	$—	$168,016,911
Corporate bonds	—	1,626,672,481	—	1,626,672,481
Preferred stocks	3,038,939	—	—	3,038,939
Short-term investments	—	98,499,088	—	98,499,088

Total	$3,038,939	$1,893,188,480	$—	$1,896,227,419

Social Choice Bond
Corporate bonds	—	7,274,800	—	7,274,800
Government bonds	—	32,328,277	—	32,328,277
Structured assets	—	4,506,378	—	4,506,378
Preferred stocks	258,060	—	—	258,060

Total	$258,060	$44,109,455	$—	$44,367,515

*	Derivatives instruments are not reflected in the summary portfolio of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable.

Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

At September 30, 2012, the following Funds have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities:

	Asset derivatives		Liabilities derivatives

Derivative contracts	Location	Fair value amount	Location	Fair value amount

Bond Fund Credit contracts	Unrealized appreciation on swap agreements	$57,493	Swap premiums received	$207,925

Bond Plus Fund Credit contracts	Swap premiums paid	287,979	Unrealized appreciation on swap agreements	404,667
Credit contracts	Unrealized appreciation on swap agreements	16,427	Swap premiums received	59,407

Short-Term Bond Fund Credit contracts	Unrealized appreciation on swap agreements	27,713	Swap premiums received	37,626

TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Semiannual Report	67

Notes to financial statements (unaudited)

For the period ended September 30, 2012, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

Derivative contracts	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)

Bond Fund
Credit contracts	Swap transactions	$1,361	$57,493
Bond Plus Fund Credit contracts	Swap transactions	(60,195)	(388,240)
Short-Term Bond Fund Credit contracts	Swap transactions	1,166	27,713

Credit default swap contracts: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Fund is required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Fund. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Fund could be required to make under the contract. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. When the Fund sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund.

The Fund may also buy credit default swap contracts, in which case the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event.

The value of a swap included in net assets is the unrealized gain or loss on the contract plus or minus any unamortized premiums paid or received, respectively. Appreciated swaps and premiums paid are reflected as assets and depreciated swaps and premiums received are reflected as liabilities in the Statements of Assets and Liabilities.

Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statements of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

The Funds (other than the Money Market Fund) invest in credit default swaps to hedge or manage the risks associated with assets held in the Fund and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. During the period ended September 30, 2012, the Bond Fund, Bond Plus Fund and Short-Term Bond Fund had exposure to credit default swap contracts, based on underlying notional values, generally between 0% and 1% of net assets.

At September 30, 2012, open credit default swap contracts purchased by the Funds were as follows:

Fund	Reference entity	Counterparty	Maturity date	Fixed payments paid by fund per annum	Implied credit spread at 9/30/2012	(1)	Notional amount	(2)	Upfront Premium Paid (Received)	Unrealized appreciation (depreciation)

Bond Plus	H18 5yr Index	UBS AG	6/20/17	5.47%	4.84%		$15,000,000		$287,979	$(404,667)

(1)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement.

At September 30, 2012, open credit default swap contracts sold by the Funds were as follows:

Fund	Reference entity	Counterparty	Maturity date	Fixed payments received by fund per annum	Implied credit spread at 9/30/2012	(1)	Notional amount	(2)	Upfront Premium Paid (Received )	Unrealized appreciation (depreciation)

Bond	Federative Republic of Brazil	UBS AG	9/20/22	1.00%	1.49%		$3,500,000		$(207,925)	$57,493
Bond Plus	Federative Republic of Brazil	UBS AG	9/20/22	1.00	1.49		1,000,000		(59,407)	16,427
Short-Term Bond	Federative Republic of Brazil	Bank of America	9/20/17	1.00	1.07		3,000,000		(37,626)	27,713

(1)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement.

68	2012 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

continued

Note 4—investment adviser and affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and operational oversight services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Retirement Class Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund (except Bond Index Fund and Social Choice Bond Fund) reimburses TPIS for amounts incurred up to 0.25% of the average daily net assets to distribute the Funds’ Retail Class. The Premier Class of each Fund and the Retail Class of the Bond Index Fund are subject to a distribution Rule 12b-1 plan that compensates TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund and the Retail Class of the Bond Index Fund and Social Choice Bond Fund at the annual rate of 0.15% and 0.25% of the average daily net assets attributable to the Fund’s Premier Class and the Retail Class of the Bond Index Fund and Social Choice Bond Fund, respectively.

For the Money Market Fund, TPIS is not seeking reimbursement on a portion of distribution Rule 12b-1 plan expenses on the Retail Class, and Advisors is reimbursing certain other Retail Class expenses. In addition, TPIS waived a portion of the distribution Rule 12b-1 plan expenses on the Premier Class, and Advisors waived a portion of service agreement fees on the Retirement Class. These waivers and reimbursements are voluntary in nature and can be discontinued at any time.

Certain affiliated entities may pay Fund expenses on behalf of the Funds. The Funds reimburse the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as due to affiliates on the Statements of Assets and Liabilities.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of September 30, 2012, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

	Investment management fee range	Investment management fee-effective rate	Service agreement fee	Maximum distribution fee		Maximum expense amounts‡

Fund			Retirement Class	Retail Class	Premier Class	Institutional Class	Retirement Class	Retail Class	Premier Class

Bond*	0.27%–0.30%	0.29%	0.25%	0.25%	0.15%	0.35%	0.60%	0.70%	0.50%
Bond Plus*	0.27–0.30	0.30	0.25	0.25	0.15	0.35	0.60	0.70	0.50
Short-Term Bond*	0.22–0.25	0.25	0.25	0.25	0.15	0.30	0.55	0.65	0.45
High-Yield*	0.32–0.35	0.35	0.25	0.25	0.15	0.40	0.65	0.75	0.55
Tax-Exempt Bond*	0.27–0.30	0.30	—	0.25	—	0.35	—	0.70	—
Inflation-Linked Bond*	0.22–0.25	0.25	0.25	0.25	0.15	0.35	0.60	0.70	0.50
Bond Index	0.10	0.10	0.25	0.25	0.15	0.13	0.38	0.48	0.28
Social Choice Bond*	0.32–0.35	0.35	0.25	0.25	0.15	0.40	0.65	0.75	0.55
Money Market	0.10	0.10	0.25	0.25	0.15	0.15	0.40	0.50	0.30

*	These Funds are subject to a breakpoint schedule on their investment management fees, which reduces these fees as the Fund’s net assets increase.

‡

Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements for all Funds, excluding the Social Choice Bond Fund, will continue through at least July 31, 2013. The expense reimbursement arrangement for the Social Choice Bond Fund will continue throughout at least October 31, 2013. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

At the commencement of operations of the Social Choice Bond Fund, TIAA, an affiliate, invested in the Fund. In addition, a registered separate account of TIAA has various sub-accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds.

The following is the percentage of the Funds’ shares owned by TIAA, its registered separate account (collectively “TIAA Access”), and other funds within the Trust as of September 30, 2012.

Underlying Fund	TIAA	TIAA-CREF Lifecycle Funds	TIAA-CREF Lifecycle Index Funds	TIAA-CREF Lifestyle Funds	TIAA-CREF Managed Allocation Fund	TIAA Access	Total

Bond Fund	—	66%	—	—	—	1%	67%
Bond Plus	—	36	—	1%	19%	3	59
Short-Term Bond	—	19	—	1	—	1	21
High-Yield	—	25	—	—	—	—	25
Inflation-Linked Bond	—	11	1%	—	—	—	12
Bond Index	—	—	9	—	—	—	9
Social Choice Bond	100%	—	—	—	—	—	100

TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Semiannual Report	69

Notes to financial statements (unaudited)

Note 5—investments

Repurchase agreements: Each Fund may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statements of Operations.

Dollar rolls transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At September 30, 2012, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)

Bond	$2,470,585,809	$100,327,311	$(1,630,629)	$98,696,682
Bond Plus	1,272,148,251	60,101,323	(3,536,795)	56,564,528
Short-Term Bond	943,941,495	18,033,515	(1,039,806)	16,993,709
High-Yield	1,809,725,665	96,966,566	(10,464,812)	86,501,754
Tax-Exempt Bond	333,406,334	27,525,517	(12,339)	27,513,178
Inflation-Linked Bond	1,526,134,275	213,330,313	—	213,330,313
Bond Index	3,404,507,107	135,019,971	(1,183,508)	133,836,463
Social Choice Bond	44,075,770	315,613	(23,868)	291,745

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended September 30, 2012 were as follows:

Fund	Non-U.S. government purchases	U.S. government purchases	Non-U.S. government sales	U.S. government sales

Bond	$770,054,688	$3,511,398,546	$617,836,524	$3,583,504,623
Bond Plus	353,001,914	1,181,660,175	248,964,059	1,185,805,631
Short-Term Bond	257,168,170	215,041,690	93,320,004	185,747,410
High-Yield	838,068,162	—	407,835,020	—
Tax-Exempt Bond	109,304,337	—	87,477,228	—
Inflation-Linked Bond	—	200,575,577	—	112,013,481
Bond Index	226,465,227	806,097,861	60,613,983	351,903,191
Social Choice Bond	13,709,781	42,241,064	—	12,017,264

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended March 31, 2012 was as follows:

	March 31, 2012

Fund	Ordinary income	Long-term capital gains	Total

Bond	$83,985,826	$21,609,176	$105,595,002
Bond Plus	34,331,842	1,359,976	35,691,818
Short-Term Bond	13,827,727	2,655,163	16,482,890
High-Yield	70,893,549	—	70,893,549
Tax-Exempt Bond *	9,511,165	—	9,511,165
Inflation-Linked Bond	41,409,003	1,834,536	43,243,539
Bond Index	48,099,857	—	48,099,857
Money Market	119,340	—	119,340

*	Includes ordinary income which will not be taxable for federal income tax purposes in 2012 of $9,502,594.

The tax character of the fiscal 2013 distributions will be determined at the end of the fiscal year.

Note 7—line of credit

Each of the Funds, except the Money Market Fund, participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by

70	2012 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

concluded

other affiliated accounts or mutual funds. For the period ended September 30, 2012, there were no borrowings under this credit facility by the Funds.

Note 8—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Semiannual Report	71

Approval of investment management agreement (unaudited)

Board approval of the investment management agreement for the TIAA-CREF Social Choice Bond Fund

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and, after the initial term, annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of its series, TIAA-CREF Social Choice Bond Fund (the “Fund”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Fund.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for the Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

Overview of the approval process

The Board held meetings on May 15, June 12 and July 17, 2012, at which it considered the initial approval of the Agreement with respect to the Fund using its previously established process. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with TAI and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Committee and to the Board in connection with the proposed contract approval, and then helped to evaluate the information provided in response to those guidelines. The Operations Committee reviewed such guidelines and requests in consultation with TAI representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TAI and the Trust, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports on the Fund to be provided to the Board by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, extensive expense comparison data regarding the Fund, including data relating to the Fund’s proposed management fee rate and projected total expense ratios. Lipper also compared much of this data for the Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Lipper.

Among other matters, the Operations Committee also requested and reviewed various information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of the projected profits, if any, to be earned by TAI with respect to its services to the Fund pursuant to the Agreement.

In advance of the Board meeting held on July 17, 2012, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, extensive information that was designed to assist the Board in its consideration of whether to approve the Agreement for the Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) a description of any proposed fee waiver or expense reimbursement arrangements; (2) a comparison of the Fund’s proposed management fee rate under the Agreement to the fee rates of any other comparable accounts managed by TAI or its affiliates; (3) recent investment performance of the fixed-income portion of the College Retirement Equities Fund (“CREF”) Social Choice Account and another separate account with investment strategies similar to those of the Fund; (4) any “fall-out” benefits that were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Fund aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with its proposed rendering of services to the Fund; (6) information as to the potential profits to be earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and other related service agreements with TAI or its affiliates; and (8) proposed narrative explanations of reasons why the Board should approve the Agreement.

In considering whether to approve the Agreement, the Board, with assistance from its Operations Committee, reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services to be provided by TAI to the Fund; (2) the costs of the services provided to the Fund and the potential profits to be realized by TAI and its affiliates from their relationship with the Fund; (3) the fees charged by other advisers for managing funds with similar strategies; (4) the extent to which economies of scale are anticipated to be realized as the Fund grows; (5) whether the proposed fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (6) comparisons of services and fee rates with any contracts entered into by TAI or its affiliates with other clients to whom TAI or its affiliates provide comparable services; (7) comparative performance of other products managed by TAI or its affiliates with similar investment strategies; and (8) any other benefits anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to approve the Agreement.

In reaching its decision regarding the approval of the Agreement, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Trust and the Fund. In addition, the Board received and considered information from its legal counsel as to certain relevant

72	2012 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

guidelines that relate to the approval process under Section 15(c) of the 1940 Act and certain other legal authorities.

In deciding whether to approve the Agreement for the Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to approve the Agreement. At its meeting on July 17, 2012, the Board voted unanimously to approve the Agreement for the Fund. Set forth below are certain general factors the Board considered, followed by a summary of certain specific factors the Board considered with respect to the Fund.

The nature, extent and quality of services

The Board considered that TAI is an experienced investment adviser that has managed the existing series of the Trust since their operations commenced. Investment professionals at TAI or its affiliates also manage various accounts or funds of CREF, TIAA-CREF Life Funds and TIAA Separate Account VA-1. Under the Agreement, TAI will be responsible for, among other duties: managing the assets of the Fund, including conducting research, recommending investments and placing orders to buy and sell securities for the Fund’s investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Fund to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Fund. The Board considered that TAI had carried out these responsibilities in a competent and professional manner with respect to the pre-existing series of the Trust.

In addition, the Board considered the nature and quality of non-portfolio management services to be provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

Cost and profitability

The Board considered pro forma financial and profitability data relating to TAI with respect to the Fund. The Board considered TAI’s projected profit/loss calculations with respect to its proposed services to the Fund both before and after taking into account the costs to be incurred directly or indirectly by TAI in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates that permit TAI to maintain and improve the quality of services provided to the Fund. The Board concluded that TAI’s potential profits with respect to its provision of services to the Fund would not be excessive in light of various relevant factors.

During its review of TAI’s potential profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management functions so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the proposed management fee rate to be charged to the Fund under the Agreement was lower than the management fee rates charged by many or most comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between the Fund and it comparable mutual funds. Based on all factors considered, the Board concluded that the Fund’s proposed management fee rate under the Agreement was within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether TAI is anticipated to experience economies of scale in connection with the operation of the Fund. The Board also considered the extent to which the proposed fee “breakpoints” (that is, the Fund asset levels at which additional assets would be assessed lower management fee rates) on the Fund would have a material effect on its fees. The Board considered TAI’s representation that, although the proposed breakpoint discounts may be low compared to those of some competitors, the initial proposed maximum management fee rate in the Agreement is already at a low level compared to its peer group of mutual funds. Based on all factors considered, the Board concluded that the Fund’s proposed management fee schedule was within an acceptable range in light of potential economies of scale considerations and asset levels.

Fee comparison with other TAI clients

The Board considered that TAI manages one institutional client account with similar investment strategies and investment staff as proposed for the Fund. The Board considered the management fee rate actually charged to this separate account. The Board also considered TAI’s representation that, while the management fee rate proposed to be charged to the Fund is higher than the management fee rate charged to this separate account, this is due in part to the fact that this separate account: is provided with different types or levels of services by TAI, including a different level of active social screening overlays; is subject to less extensive regulatory restrictions and oversight; was the first account managed by TAI using this strategy; is offered in a different market to a different type of investor; and is managed for a client that has additional business relationships with TAI or its affiliates; and that these factors, among others, justify different management fee rate schedules.

Other benefits

The Board also considered additional potential benefits to the Fund and to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the Fund and other series of the Trust to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan

TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Semiannual Report	73

Approval of investment management agreement (unaudited)	concluded

provider in the academic and nonprofit markets and as a single source for all their financial service needs. Additionally, both TAI and the Fund may benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements.

Synopsis of factors

The Board considered the following specific factors (among others) in connection with its determination to approve the Agreement. If the Fund is described in the following discussion as being in the “1st” quintile, it is in the best of five groups (that is, the group has the lowest expenses). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. The specific projected management fee and expense factors outlined below are based on the Retirement Class shares of the Fund. Because the Retirement Class generally is expected to have different non-management expenses from the Institutional, Premier and Retail Classes of the Fund, the expenses of these other Classes are expected to differ from the expenses for the Retirement Class.

•	The Fund’s proposed annual contractual management fee is 0.35% of average daily net assets.
•

The Fund’s proposed management fee rate and projected total expenses are in the 1st quintile of the group of comparable funds selected by Lipper for expense comparison purposes, and the Fund’s projected total expenses are in the 3rd quintile of the universe of comparable funds identified by Lipper for expense comparison purposes.

Based primarily on the foregoing factors and considerations, the Board approved the Agreement for the Fund.

74	2012 Semiannual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

How to reach us

TIAA-CREF website
tiaa-cref.org
24 hours a day, 7 days a week

Automated telephone service
800 842-2252
24 hours a day, 7 days a week

For the hearing- or speech-impaired
800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement or Premier classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2012 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

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Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF FUNDS - Real Estate Securities Fund

TIAA-CREF FUNDS
REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

CORPORATE BONDS - 0.00%

HOMEBUILDING - 0.00%
$1,698,479	j,m	PDG Realty S.A. Empreendimentos e Participacoes	0.000%	09/19/16	$586,477

		TOTAL HOMEBUILDING			586,477

		TOTAL CORPORATE BONDS			586,477

		(Cost $379,076)

SHARES		COMPANY

COMMON STOCKS - 96.5%

DIVERSIFIED CAPITAL MARKETS - 0.3%
250,000	*	HFF, Inc (Class A)			3,725,000

		TOTAL DIVERSIFIED CAPITAL MARKETS			3,725,000

DIVERSIFIED REITS - 4.3%
275,000		iShares Dow Jones US Real Estate Index Fund			17,707,250
500,000		NRDC Acquisition Corp			6,435,000
340,000		Vornado Realty Trust			27,557,000

		TOTAL DIVERSIFIED REIT’S			51,699,250

HOMEBUILDING - 0.9%
5,798,479		PDG Realty S.A.			10,926,225

		TOTAL HOMEBUILDING			10,926,225

INDUSTRIAL REITS - 4.2%
870,000		AMB Property Corp			30,476,100
210,000		EastGroup Properties, Inc			11,172,000
325,000	*	First Industrial Realty Trust, Inc			4,270,500
2,000,000		Global Logistic Properties			4,076,819

		TOTAL INDUSTRIAL REIT’S			49,995,419

MORTGAGE REITS - 0.7%
500,000		Annaly Capital Management, Inc			8,420,000

		TOTAL MORTGAGE REIT’S			8,420,000

OFFICE REITS - 9.7%
500,000		Boston Properties, Inc			55,305,000

TIAA-CREF FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE

240,000		Digital Realty Trust, Inc	$16,764,000
696,000		Mission West Properties, Inc	6,055,200
470,000		SL Green Realty Corp	37,632,900

		TOTAL OFFICE REITS	115,757,100

OTHER DIVERSIFIED FINANCIAL SERVICES - 0.0%
211,200	*,b,g,m	People’s Choice Financial Corp	0

		TOTAL OTHER DIVERSIFIED FINANCIAL SERVICES	0

REAL ESTATE OPERATING COMPANIES - 1.9%
3,817,056	a	Thomas Properties Group, Inc	22,215,266

		TOTAL REAL ESTATE OPERATING COMPANIES	22,215,266

RESIDENTIAL REITS - 18.2%
500,000		American Campus Communities, Inc	21,940,000
400,000		AvalonBay Communities, Inc	54,396,000
220,000		Equity Lifestyle Properties, Inc	14,986,400
1,175,000		Equity Residential	67,597,750
185,000		Home Properties, Inc	11,334,950
280,000		Post Properties, Inc	13,428,800
1,350,000		UDR, Inc	33,507,000

		TOTAL RESIDENTIAL REITS	217,190,900

RETAIL REITS - 24.5%
1,575,000		DDR Corp	24,192,000
350,000		Equity One, Inc	7,371,000
300,000		Federal Realty Investment Trust	31,590,000
1,100,000		General Growth Properties, Inc	21,428,000
450,000		Macerich Co	25,753,500
310,000		Regency Centers Corp	15,106,300
875,000		Simon Property Group, Inc	132,833,750
100,000		Tanger Factory Outlet Centers, Inc	3,233,000
400,000		Taubman Centers, Inc	30,692,000

		TOTAL RETAIL REIT’S	292,199,550

SPECIALIZED REITS - 31.8%
820,000		American Tower Corp	58,539,800
80,000		Ashford Hospitality Trust, Inc	672,000
700,000		CubeSmart	9,009,000
1,500,000		DiamondRock Hospitality Co	14,445,000
120,000		Entertainment Properties Trust	5,331,600
350,000		Extra Space Storage, Inc	11,637,500
675,000		HCP, Inc	30,024,000
930,000		Health Care REIT, Inc	53,707,500
2,100,000		Hersha Hospitality Trust	10,290,000
1,500,000		Host Marriott Corp	24,075,000
250,000		Plum Creek Timber Co, Inc	10,960,000
410,000		Public Storage, Inc	57,059,700
150,000		Rayonier, Inc	7,351,500
1,300,000	*	Strategic Hotels & Resorts, Inc	7,813,000
900,000	*	Sunstone Hotel Investors, Inc	9,900,000

TIAA-CREF FUNDS - Real Estate Securities Fund

SHARES	COMPANY	VALUE

750,000	Ventas, Inc	$46,687,500
850,000	Weyerhaeuser Co	22,219,000

	TOTAL SPECIALIZED REITS	379,722,100

	TOTAL COMMON STOCKS	1,151,850,810

	(Cost $996,466,768)

	TOTAL INVESTMENTS - 96.5%	1,152,437,287
	(Cost $996,845,844)
	OTHER ASSETS & LIABILITIES, NET - 3.5%	42,521,894

	NET ASSETS - 100.0%	$1,194,959,181

	Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing.
a	Affiliated holding.
b	In bankruptcy.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2012, the aggregate value of these securities amounted to $0 or 0.0% of net assets.

j	Zero coupon.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Bond Fund

TIAA-CREF FUNDS
BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 96.7%

CORPORATE BONDS - 41.2%

AUTOMOBILES & COMPONENTS - 0.1%
$1,868,000		Delphi Corp	5.875%	05/15/19	$2,017,440
468,000		Ford Motor Co	7.450	07/16/31	582,075
745,000	g	Hyundai Motor Manufacturer	4.500	04/15/15	795,809

		TOTAL AUTOMOBILES & COMPONENTS			3,395,324

BANKS - 5.7%
1,190,000	g	Abbey National Treasury Services plc	3.875	11/10/14	1,214,514
750,000		Abbey National Treasury Services plc	4.000	04/27/16	780,025
250,000	g	Banco Bradesco S.A.	4.500	01/12/17	266,250
845,000	g	Banco de Bogota S.A.	5.000	01/15/17	893,588
2,840,000	g	Banco de Credito del Peru	5.375	09/16/20	3,053,000
600,000	g	Banco del Estado de Chile	3.875	02/08/22	635,614
1,055,000		Banco do Brasil S.A.	3.875	01/23/17	1,097,200
1,500,000	g	Banco do Brasil S.A.	5.875	01/26/22	1,605,000
1,600,000		Bancolombia S.A.	5.125	09/11/22	1,616,000
1,635,000		Bancolombia S.A.	5.950	06/03/21	1,839,375
2,350,000	g	Bank Nederlandse Gemeenten	1.375	09/27/17	2,361,651
2,710,000		Bank of America Corp	4.875	01/15/13	2,740,959
1,690,000		Bank of America Corp	5.300	03/15/17	1,876,650
1,125,000		Bank of America Corp	6.000	09/01/17	1,301,265
1,160,000		Bank of America Corp	5.750	12/01/17	1,334,645
9,250,000		Bank of America Corp	5.700	01/24/22	10,864,689
2,150,000		Bank of America Corp	5.875	02/07/42	2,513,156
2,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	2,076,950
1,320,000	g	BBVA Banco Continental S.A.	5.000	08/26/22	1,356,300
890,000		Capital One Bank USA NA	8.800	07/15/19	1,174,639
730,000		Capital One Capital V	8.875	05/15/40	742,236
1,500,000		Citigroup, Inc	2.250	08/07/15	1,522,882
1,000,000		Citigroup, Inc	6.000	12/13/13	1,060,564
1,615,000		Citigroup, Inc	5.000	09/15/14	1,703,373
1,575,000		Citigroup, Inc	3.953	06/15/16	1,685,187
9,425,000		Citigroup, Inc	4.450	01/10/17	10,352,213
225,000		Citigroup, Inc	6.125	05/15/18	266,359
370,000		Citigroup, Inc	5.375	08/09/20	427,764
3,300,000		Citigroup, Inc	4.500	01/14/22	3,623,341
1,950,000		Citigroup, Inc	5.875	01/30/42	2,349,350
1,050,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	01/19/17	1,114,480
1,750,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	1,857,258
5,335,000	g	Depfa ACS Bank	5.125	03/16/37	3,974,975
600,000		Deutsche Bank AG	3.875	08/18/14	630,350
935,000		Discover Bank	7.000	04/15/20	1,126,202
185,000		Golden West Financial Corp	4.750	10/01/12	185,000

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,325,000	g	HSBC Bank plc	3.100%	05/24/16	$2,450,055
1,320,000	g	HSBC Bank plc	4.125	08/12/20	1,453,626
225,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	223,426
1,700,000		HSBC Holdings plc	4.000	03/30/22	1,823,959
675,000		HSBC Holdings plc	6.500	09/15/37	798,327
2,000,000	g	Hutchison Whampoa International 11 Ltd	4.625	01/13/22	2,187,288
1,335,000	g	ICICI Bank Ltd	5.500	03/25/15	1,406,660
1,500,000	g	ICICI Bank Ltd	4.750	11/25/16	1,553,402
895,000		JPMorgan Chase & Co	5.125	09/15/14	960,340
1,625,000		JPMorgan Chase & Co	3.250	09/23/22	1,647,578
925,000		JPMorgan Chase & Co	5.500	10/15/40	1,093,649
4,500,000		JPMorgan Chase & Co	5.400	01/06/42	5,231,232
3,150,000	g	Korea Exchange Bank	3.125	06/26/17	3,274,419
470,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	468,019
1,500,000	g	Nordea Bank AB	4.250	09/21/22	1,490,707
2,950,000	g	PKO Finance AB	4.630	09/26/22	2,958,850
1,255,000		PNC Funding Corp	5.125	02/08/20	1,487,129
700,000		PNC Funding Corp	3.300	03/08/22	750,224
835,000	g,i	Rabobank Nederland NV	11.000	12/30/49	1,096,981
2,570,000	g	State Bank of India	4.125	08/01/17	2,628,969
560,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	589,081
310,000		Toronto-Dominion Bank	2.500	07/14/16	327,776
1,750,000		Union Bank NA	2.125	06/16/17	1,790,484
945,000		Union Bank of California NA	5.950	05/11/16	1,079,447
1,550,000		UnionBanCal Corp	3.500	06/18/22	1,639,330
2,500,000		US Bancorp	1.650	05/15/17	2,559,298
950,000		US Bancorp	2.950	07/15/22	959,038
1,490,000		Wachovia Bank NA	5.850	02/01/37	1,873,961
4,650,000		Wells Fargo & Co	1.500	07/01/15	4,728,236
2,575,000		Wells Fargo & Co	2.100	05/08/17	2,664,056
2,145,000		Westpac Banking Corp	3.000	08/04/15	2,264,153

		TOTAL BANKS			128,682,704

CAPITAL GOODS - 1.0%
3,125,000		Caterpillar, Inc	1.500	06/26/17	3,190,881
1,250,000		Deere & Co	2.600	06/08/22	1,283,018
415,000		General Electric Co	5.250	12/06/17	491,021
375,000		Harsco Corp	5.125	09/15/13	387,085
468,000		Huntington Ingalls Industries, Inc	6.875	03/15/18	507,195
1,291,000	g	Myriad International Holding BV	6.375	07/28/17	1,462,057
1,800,000	g	Schneider Electric S.A.	2.950	09/27/22	1,817,574
3,500,000		Seagate HDD Cayman	7.750	12/15/18	3,867,500
1,468,000	g	Sealed Air Corp	8.125	09/15/19	1,633,150
1,468,000	g	Sealed Air Corp	8.375	09/15/21	1,644,160
2,146,000		Tomkins LLC	9.000	10/01/18	2,392,790
1,975,000		United Technologies Corp	1.800	06/01/17	2,048,421
1,050,000		United Technologies Corp	4.500	06/01/42	1,176,824

		TOTAL CAPITAL GOODS			21,901,676

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
925,000	g	ADT Corp	3.500	07/15/22	960,976
1,450,000		eBay, Inc	0.700	07/15/15	1,456,880

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,200,000		eBay, Inc	1.350%	07/15/17	$2,226,376
745,000	g	National Agricultural Cooperative Federation	4.250	01/28/16	799,503
1,495,000		Republic Services, Inc	3.800	05/15/18	1,662,310
2,400,000		Republic Services, Inc	3.550	06/01/22	2,522,890
845,000		Republic Services, Inc	6.200	03/01/40	1,059,625
1,500,000		Waste Management, Inc	2.600	09/01/16	1,574,586
1,585,000		Waste Management, Inc	6.125	11/30/39	1,996,250

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			14,259,396

CONSUMER DURABLES & APPAREL - 0.2%
2,870,000		Hanesbrands, Inc	6.375	12/15/20	3,113,950
1,670,000		Phillips-Van Heusen Corp	7.375	05/15/20	1,887,100

		TOTAL CONSUMER DURABLES & APPAREL			5,001,050

CONSUMER SERVICES - 0.5%
900,000		Ameristar Casinos, Inc	7.500	04/15/21	967,500
1,350,000		DineEquity, Inc	9.500	10/30/18	1,522,125
2,000,000		GlaxoSmithKline Capital plc	1.500	05/08/17	2,034,678
1,775,000	g	SABMiller Holdings, Inc	3.750	01/15/22	1,927,538
1,250,000	g	SABMiller Holdings, Inc	4.950	01/15/42	1,454,668
1,325,000	g	Transnet SOC Ltd	4.000	07/26/22	1,346,863
2,800,000		Walt Disney Co	1.125	02/15/17	2,831,486

		TOTAL CONSUMER SERVICES			12,084,858

DIVERSIFIED FINANCIALS - 7.7%
2,350,000	g	Ajecorp BV	6.500	05/14/22	2,473,375
1,500,000		American Express Centurion Bank	6.000	09/13/17	1,819,544
1,370,000		American Express Co	8.125	05/20/19	1,853,385
2,975,000		American Express Credit Corp	1.750	06/12/15	3,043,044
1,000,000		American Express Credit Corp	2.800	09/19/16	1,063,230
1,425,000	g	Banco Mercantil del Norte S.A.	4.375	07/19/15	1,503,375
2,325,000	g	Bangkok Bank PCL	2.750	03/27/18	2,329,466
1,490,000	g	Bangkok Bank PCL	4.800	10/18/20	1,615,267
1,250,000		Bank of New York Mellon Corp	1.200	02/20/15	1,266,855
2,950,000		Bank of New York Mellon Corp	2.300	07/28/16	3,091,984
1,200,000		Bank of New York Mellon Corp	1.969	06/20/17	1,242,149
580,000		Bank of New York Mellon Corp	5.450	05/15/19	689,296
1,950,000	g	BBVA Bancomer S.A.	4.500	03/10/16	2,057,250
2,300,000	g	BBVA Bancomer S.A.	6.750	09/30/22	2,512,750
1,925,000		Berkshire Hathaway, Inc	1.900	01/31/17	1,993,162
1,125,000		BlackRock, Inc	3.500	12/10/14	1,197,774
1,400,000		BlackRock, Inc	4.250	05/24/21	1,567,709
1,175,000		BlackRock, Inc	3.375	06/01/22	1,244,380
600,000		Capital One Financial Corp	3.150	07/15/16	637,137
4,600,000		Capital One Financial Corp	4.750	07/15/21	5,222,279
1,500,000		Credit Suisse	5.000	05/15/13	1,540,083
1,420,000		Credit Suisse	5.500	05/01/14	1,516,523
1,600,000		Ford Motor Credit Co LLC	4.250	02/03/17	1,700,472
2,500,000		Ford Motor Credit Co LLC	3.000	06/12/17	2,544,730
800,000		Ford Motor Credit Co LLC	6.625	08/15/17	927,933
1,175,000		Ford Motor Credit Co LLC	4.250	09/20/22	1,204,092
465,000		General Electric Capital Corp	2.800	01/08/13	467,947

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,865,000		General Electric Capital Corp	1.875%	09/16/13	$3,919,771
1,450,000		General Electric Capital Corp	2.300	04/27/17	1,490,513
7,775,000		General Electric Capital Corp	4.650	10/17/21	8,714,018
810,000		General Electric Capital Corp	6.875	01/10/39	1,082,245
990,000		Goldman Sachs Group, Inc	5.450	11/01/12	993,885
3,960,000		Goldman Sachs Group, Inc	3.300	05/03/15	4,120,661
1,025,000		Goldman Sachs Group, Inc	7.500	02/15/19	1,271,196
2,900,000		Goldman Sachs Group, Inc	5.750	01/24/22	3,340,440
135,000		Goldman Sachs Group, Inc	6.450	05/01/36	141,449
335,000		Goldman Sachs Group, Inc	6.750	10/01/37	358,879
1,500,000		Goldman Sachs Group, Inc	6.250	02/01/41	1,735,452
1,800,000	g	Grupo Aval Ltd	4.750	09/26/22	1,773,000
3,875,000		HSBC Finance Corp	4.750	07/15/13	3,987,716
448,000	g	Hyundai Capital America, Inc	3.750	04/06/16	476,597
600,000	g	Hyundai Capital Services, Inc	4.375	07/27/16	646,776
400,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	418,264
575,000	g	International Lease Finance Corp	6.500	09/01/14	618,125
4,850,000		International Lease Finance Corp	5.875	08/15/22	5,010,292
1,400,000	g	Inversiones CMPC S.A.	4.750	01/19/18	1,499,074
1,100,000	g	Inversiones CMPC S.A.	4.500	04/25/22	1,142,696
400,000		Jefferies Group, Inc	6.250	01/15/36	396,000
3,725,000		John Deere Capital Corp	0.875	04/17/15	3,750,960
1,250,000		John Deere Capital Corp	0.950	06/29/15	1,261,251
3,550,000		John Deere Capital Corp	0.700	09/04/15	3,556,355
2,000,000		John Deere Capital Corp	1.400	03/15/17	2,043,278
7,550,000		John Deere Capital Corp	2.750	03/15/22	7,774,122
2,075,000		Korea Development Bank	3.000	09/14/22	2,077,285
1,975,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	2,331,685
1,000,000	g	Lukoil International Finance BV	6.125	11/09/20	1,129,000
1,500,000	g	Majapahit Holding BV	7.750	01/20/20	1,886,250
802,000		MBNA Corp	6.125	03/01/13	819,568
1,235,000		Merrill Lynch & Co, Inc	5.450	02/05/13	1,253,871
1,565,000		Merrill Lynch & Co, Inc	6.400	08/28/17	1,820,663
1,175,000		Merrill Lynch & Co, Inc	6.875	04/25/18	1,407,784
3,000,000		Morgan Stanley	2.875	01/24/14	3,039,912
655,000		Morgan Stanley	6.000	04/28/15	709,856
1,250,000		Morgan Stanley	5.375	10/15/15	1,346,442
2,000,000		Morgan Stanley	6.375	07/24/42	2,202,728
445,000		NASDAQ OMX Group, Inc	5.550	01/15/20	478,746
1,065,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	1,105,482
565,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	836,069
3,550,000	g	NongHyup Bank	2.250	09/19/17	3,547,994
1,850,000		Northern Trust Corp	4.625	05/01/14	1,967,958
1,385,000	g	Odebrecht Finance Ltd	5.125	06/26/22	1,475,025
900,000	g	Odebrecht Finance Ltd	7.125	06/26/42	1,000,350
2,830,000	g	Reliance Holdings USA	4.500	10/19/20	2,900,453
8,000,000		Royal Bank of Canada	1.200	09/19/17	8,050,400
2,050,000	g	Sberbank of Russia Via SB Capital S.A.	6.125	02/07/22	2,265,250
925,000		State Street Corp	4.300	05/30/14	981,543
4,700,000	g	Temasek Financial I Ltd	2.375	01/23/23	4,694,797
10,625,000		Toyota Motor Credit Corp	0.875	07/17/15	10,676,829
1,250,000		Toyota Motor Credit Corp	2.050	01/12/17	1,299,875

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,400,000	g	UBS AG.	1.875%	01/23/15	$1,428,811
400,000		Waha Aerospace BV	3.925	07/28/20	430,000
740,000	g	Waha Aerospace BV	3.925	07/28/20	795,500

		TOTAL DIVERSIFIED FINANCIALS			173,808,332

ENERGY - 4.9%
1,275,000		Anadarko Petroleum Corp	5.950	09/15/16	1,477,340
365,000		Anadarko Petroleum Corp	6.950	06/15/19	457,261
625,000		Anadarko Petroleum Corp	6.450	09/15/36	774,339
625,000		Apache Corp	1.750	04/15/17	645,386
1,320,000		Apache Corp	4.750	04/15/43	1,508,294
400,000		Baker Hughes, Inc	3.200	08/15/21	434,944
1,715,000		Bill Barrett Corp	7.625	10/01/19	1,817,900
5,400,000		BP Capital Markets plc	3.200	03/11/16	5,796,414
3,500,000		BP Capital Markets plc	1.846	05/05/17	3,575,092
3,500,000		BP Capital Markets plc	3.245	05/06/22	3,703,623
1,540,000		Cimarex Energy Co	5.875	05/01/22	1,624,700
1,500,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	1,631,250
1,050,000	g	CNOOC Finance 2012 Ltd	3.875	05/02/22	1,113,673
450,000	g	CNOOC Finance 2012 Ltd	5.000	05/02/42	516,908
1,400,000		ConocoPhillips	4.600	01/15/15	1,528,201
1,140,000		ConocoPhillips	6.500	02/01/39	1,640,478
2,875,000		Devon Energy Corp	1.875	05/15/17	2,930,706
1,400,000		Devon Energy Corp	3.250	05/15/22	1,456,636
500,000		Devon Energy Corp	5.600	07/15/41	593,230
725,000		Devon Energy Corp	4.750	05/15/42	776,843
1,204,602		Dolphin Energy Ltd	5.888	06/15/19	1,367,223
550,000	g	Dolphin Energy Ltd	5.500	12/15/21	636,075
990,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	1,141,889
855,000	g	Empresa Nacional del Petroleo	4.750	12/06/21	914,851
480,000		Enbridge Energy Partners LP	5.200	03/15/20	548,750
335,000		Enterprise Products Operating LLC	5.600	10/15/14	366,011
170,000		Enterprise Products Operating LLC	5.000	03/01/15	186,167
575,000		Enterprise Products Operating LLC	4.050	02/15/22	628,537
615,000		Enterprise Products Operating LLC	6.125	10/15/39	739,140
705,000		Enterprise Products Operating LLC	5.950	02/01/41	833,961
300,000		Enterprise Products Operating LLC	5.700	02/15/42	346,652
1,500,000		Enterprise Products Operating LLC	4.450	02/15/43	1,483,647
810,000		EOG Resources, Inc	4.100	02/01/21	920,760
1,600,000	g	Gazprom Neft OAO	4.375	09/19/22	1,592,000
1,450,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	05/23/16	1,535,217
465,000		Hess Corp	8.125	02/15/19	615,247
1,295,000		Hess Corp	5.600	02/15/41	1,502,135
1,200,000		Marathon Petroleum Corp	3.500	03/01/16	1,272,426
1,200,000		Newfield Exploration Co	5.750	01/30/22	1,341,000
400,000		Newfield Exploration Co	5.625	07/01/24	444,000
500,000		Noble Holding International Ltd	3.450	08/01/15	528,915
1,320,000		Noble Holding International Ltd	4.900	08/01/20	1,474,532
1,800,000		Noble Holding International Ltd	3.950	03/15/22	1,888,776
1,580,000	g	Novatek Finance Ltd	6.604	02/03/21	1,846,704
365,000		Pemex Project Funding Master Trust	5.750	03/01/18	427,506
400,000		Pemex Project Funding Master Trust	6.625	06/15/35	502,000

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$250,000		Pemex Project Funding Master Trust	6.625%	06/15/38	$313,750
1,775,000	g	Pertamina Persero PT	4.875	05/03/22	1,910,344
1,800,000	g	Pertamina Persero PT	6.000	05/03/42	1,953,000
1,500,000	g	Pertamina PT	5.250	05/23/21	1,655,625
1,640,000		Petrobras International Finance Co	3.875	01/27/16	1,734,808
1,210,000		Petrobras International Finance Co	7.875	03/15/19	1,519,856
1,048,000		Petrobras International Finance Co	6.875	01/20/40	1,312,035
1,800,000		Petrobras International Finance Co-Pifco	3.500	02/06/17	1,882,499
925,000		Petroleos Mexicanos	4.875	03/15/15	992,063
170,000		Petroleos Mexicanos	8.000	05/03/19	222,445
925,000		Petroleos Mexicanos	6.000	03/05/20	1,105,375
735,000		Petroleos Mexicanos	5.500	01/21/21	861,788
1,000,000		Petroleos Mexicanos	4.875	01/24/22	1,130,000
1,175,000		Petroleos Mexicanos	5.500	06/27/44	1,292,500
1,315,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	1,689,775
1,425,000	g	Petronas Capital Ltd	5.250	08/12/19	1,686,597
1,400,000	g	Phillips 66	1.950	03/05/15	1,432,491
1,200,000	g	Phillips 66	4.300	04/01/22	1,313,827
2,525,000		Plains All American Pipeline LP	3.650	06/01/22	2,680,548
625,000		Precision Drilling Corp	6.500	12/15/21	667,187
675,000	g	PTTEP Canada International Finance Ltd	5.692	04/05/21	778,365
1,007,760		Ras Laffan Liquefied Natural Gas Co Ltd	5.298	09/30/20	1,133,730
1,870,000	g	SandRidge Energy, Inc	8.000	06/01/18	1,963,500
1,325,000	g	Schlumberger Investment S.A.	2.400	08/01/22	1,311,554
4,500,000		Southwestern Energy Co	7.500	02/01/18	5,425,465
415,000		Statoil ASA	2.900	10/15/14	435,459
2,000,000		Total Capital International S.A.	1.500	02/17/17	2,035,598
150,000		TransCanada Pipelines Ltd	4.000	06/15/13	153,780
1,915,000		TransCanada Pipelines Ltd	7.690	06/30/16	2,309,546
660,000		TransCanada Pipelines Ltd	5.850	03/15/36	866,793
235,000		Vale Overseas Ltd	5.625	09/15/19	264,379
4,450,000		Vale Overseas Ltd	4.375	01/11/22	4,677,666
480,000		Vale Overseas Ltd	6.875	11/21/36	555,781
970,000		Vale Overseas Ltd	6.875	11/10/39	1,131,373
515,000		Valero Energy Corp	4.500	02/01/15	555,027
1,500,000		WPX Energy, Inc	6.000	01/15/22	1,612,500

		TOTAL ENERGY			111,654,368

FOOD & STAPLES RETAILING - 0.4%
500,000		CVS Caremark Corp	3.250	05/18/15	531,648
1,750,000		CVS Caremark Corp	5.750	06/01/17	2,110,577
120,000		CVS Caremark Corp	6.600	03/15/19	153,354
4,750,000		CVS Caremark Corp	4.125	05/15/21	5,393,388
580,000		Delhaize Group S.A.	5.875	02/01/14	609,364
190,000		Kroger Co	5.000	04/15/13	194,145

		TOTAL FOOD & STAPLES RETAILING			8,992,476

FOOD, BEVERAGE & TOBACCO - 1.3%
2,500,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	2,663,188
2,500,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	2,530,535
5,090,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	5,162,095
1,400,000		Anheuser-Busch InBev Worldwide, Inc	3.750	07/15/42	1,403,445

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,025,000	g	BRF-Brasil Foods S.A.	5.875%	06/06/22	$1,119,813
1,000,000		Coca-Cola Co	0.750	03/13/15	1,008,749
1,500,000		Diageo Capital plc	1.500	05/11/17	1,526,054
650,000		General Mills, Inc	5.200	03/17/15	720,951
2,380,000	g	Grupo Bimbo SAB de C.V.	4.500	01/25/22	2,570,176
1,250,000		HJ Heinz Co	1.500	03/01/17	1,268,652
505,000		Kraft Foods, Inc	6.125	02/01/18	616,563
1,450,000		Kraft Foods, Inc	5.375	02/10/20	1,749,231
1,060,000		Kraft Foods, Inc	6.500	02/09/40	1,435,803
105,000		PepsiAmericas, Inc	4.375	02/15/14	110,401
78,000		PepsiCo, Inc	7.900	11/01/18	105,746
468,000	g	Pernod-Ricard S.A.	5.750	04/07/21	556,798
1,125,000	g	Pernod-Ricard S.A.	4.450	01/15/22	1,240,261
565,000		Philip Morris International, Inc	4.875	05/16/13	580,481
1,110,000		Philip Morris International, Inc	6.875	03/17/14	1,212,664
200,000		Philip Morris International, Inc	6.375	05/16/38	277,053
1,400,000		TreeHouse Foods, Inc	7.750	03/01/18	1,529,500

		TOTAL FOOD, BEVERAGE & TOBACCO			29,388,159

HEALTH CARE EQUIPMENT & SERVICES - 0.8%
600,000		Becton Dickinson and Co	1.750	11/08/16	620,911
630,000		Boston Scientific Corp	4.500	01/15/15	673,608
1,500,000		Covidien International Finance S.A.	1.350	05/29/15	1,519,331
750,000		Covidien International Finance S.A.	3.200	06/15/22	792,496
3,821,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	4,088,470
1,000,000	g	Fresenius Medical Care II	5.625	07/31/19	1,065,000
1,130,000	g	Fresenius Medical Care US Finance, Inc	6.500	09/15/18	1,274,075
3,600,000		HCA, Inc	6.500	02/15/20	4,005,000
1,403,000		HCA, Inc	7.875	02/15/20	1,576,621
572,000		McKesson Corp	3.250	03/01/16	615,477
395,000		Medtronic, Inc	4.750	09/15/15	442,144
765,000		Quest Diagnostics, Inc	6.400	07/01/17	910,034
960,000		Thermo Fisher Scientific, Inc	2.150	12/28/12	962,724

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			18,545,891

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
1,000,000		Clorox Co	3.800	11/15/21	1,073,530
1,950,000		Colgate-Palmolive Co	2.300	05/03/22	1,975,701
750,000		Ecolab, Inc	4.350	12/08/21	850,853

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			3,900,084

INSURANCE - 1.9%
565,000		ACE INA Holdings, Inc	5.875	06/15/14	614,520
310,000		Aetna, Inc	6.500	09/15/18	386,464
285,000		Aetna, Inc	6.625	06/15/36	371,388
775,000		Allstate Corp	7.450	05/16/19	1,014,464
875,000		American Financial Group, Inc	9.875	06/15/19	1,100,591
2,850,000		American International Group, Inc	3.650	01/15/14	2,934,183
500,000		Chubb Corp	6.000	05/11/37	677,160
235,000		CIGNA Corp	5.125	06/15/20	271,244
2,000,000		CIGNA Corp	4.500	03/15/21	2,221,324
1,125,000		Hartford Financial Services Group, Inc	4.000	03/30/15	1,186,225

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,300,000		Hartford Financial Services Group, Inc	4.000%	10/15/17	$1,397,287
1,275,000		Lincoln National Corp	7.000	06/15/40	1,588,664
170,000		Metlife, Inc	5.000	06/15/15	188,751
1,125,000		Metlife, Inc	6.750	06/01/16	1,346,532
1,655,000		Metlife, Inc	5.700	06/15/35	2,033,614
7,500,000		Metlife, Inc	4.125	08/13/42	7,384,365
1,125,000	g	Principal Life Global Funding I	5.125	10/15/13	1,174,629
1,500,000		Progressive Corp	3.750	08/23/21	1,666,658
750,000		Prudential Financial, Inc	3.875	01/14/15	796,597
630,000		Prudential Financial, Inc	7.375	06/15/19	796,697
950,000		Prudential Financial, Inc	6.200	11/15/40	1,134,729
1,050,000	i	Prudential Financial, Inc	5.875	09/15/42	1,076,250
1,190,000	g	Prudential Funding LLC	6.750	09/15/23	1,447,467
615,000		Travelers Cos, Inc	5.800	05/15/18	756,480
270,000		Unum Group	5.625	09/15/20	301,823
500,000		WellPoint, Inc	5.875	06/15/17	594,845
3,000,000		WellPoint, Inc	3.125	05/15/22	2,994,486
435,000		WellPoint, Inc	5.850	01/15/36	504,229
1,500,000		WellPoint, Inc	4.625	05/15/42	1,514,214
3,350,000		Willis Group Holdings plc	4.125	03/15/16	3,555,975
410,000		WR Berkley Corp	5.375	09/15/20	451,371

		TOTAL INSURANCE			43,483,226

MATERIALS - 2.0%
170,000		Airgas, Inc	4.500	09/15/14	180,984
1,410,000	g	Anglo American Capital plc	2.150	09/27/13	1,419,024
1,050,000	g	Anglo American Capital plc	2.625	04/03/17	1,062,180
1,800,000	g	Anglo American Capital plc	2.625	09/27/17	1,806,120
310,000		ArcelorMittal	4.000	08/05/15	308,041
750,000		ArcelorMittal	4.750	02/25/17	735,644
875,000		ArcelorMittal	6.500	02/25/22	861,850
468,000		Ball Corp	6.750	09/15/20	514,800
1,750,000		Barrick Gold Corp	3.850	04/01/22	1,837,083
1,850,000		Barrick North America Finance LLC	4.400	05/30/21	2,012,719
3,375,000	g	Braskem Finance Ltd	5.375	05/02/22	3,501,562
2,000,000		CF Industries, Inc	6.875	05/01/18	2,432,500
650,000	g	Corp Nacional del Cobre de Chile	3.000	07/17/22	655,101
225,000	g	Corp Nacional del Cobre de Chile	4.250	07/17/42	222,511
1,475,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	1,593,822
1,650,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	1,793,156
468,000		Crown Americas LLC	6.250	02/01/21	521,820
1,094,000		Dow Chemical Co	4.125	11/15/21	1,190,354
335,000		Eastman Chemical Co	5.500	11/15/19	392,820
2,500,000		Freeport-McMoRan Copper & Gold, Inc	1.400	02/13/15	2,518,007
468,000		Graphic Packaging International, Inc	9.500	06/15/17	512,460
2,700,000		International Paper Co	4.750	02/15/22	3,065,909
530,000		International Paper Co	7.300	11/15/39	701,570
1,000,000		LyondellBasell Industries NV	5.000	04/15/19	1,062,500
1,750,000		LyondellBasell Industries NV	6.000	11/15/21	1,995,000
1,500,000		Newmont Mining Corp	3.500	03/15/22	1,521,631
750,000		Newmont Mining Corp	4.875	03/15/42	768,708
2,000,000		Praxair, Inc	2.450	02/15/22	2,011,904

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		Rio Tinto Finance USA Ltd	2.250%	09/20/16	$518,250
1,305,000	g	Sociedad Quimica y Minera de Chile S.A.	5.500	04/21/20	1,473,414
875,000		Teck Resources Ltd	2.500	02/01/18	878,817
1,925,000		Teck Resources Ltd	3.750	02/01/23	1,904,295
275,000		Teck Resources Ltd	6.000	08/15/40	289,764
1,500,000		Teck Resources Ltd	5.400	02/01/43	1,463,631
750,000	g	Xstrata Canada Financial Corp	4.950	11/15/21	803,536

		TOTAL MATERIALS			44,531,487

MEDIA - 2.6%
2,000,000		AMC Entertainment, Inc	8.750	06/01/19	2,205,000
1,125,000		CBS Corp	1.950	07/01/17	1,153,190
3,960,000		CCO Holdings LLC	6.625	01/31/22	4,326,300
44,000		Comcast Cable Communications Holdings, Inc	8.375	03/15/13	45,563
2,500,000		Comcast Corp	4.650	07/15/42	2,674,022
1,150,000		DIRECTV Holdings LLC	2.400	03/15/17	1,180,767
4,750,000		DIRECTV Holdings LLC	3.800	03/15/22	4,888,054
1,633,000		DIRECTV Holdings LLC	5.150	03/15/42	1,661,375
1,200,000		Discovery Communications LLC	3.300	05/15/22	1,246,451
1,000,000		Discovery Communications LLC	4.950	05/15/42	1,089,459
3,270,000	g	DISH DBS Corp	4.625	07/15/17	3,343,575
1,000,000		Echostar DBS Corp	6.625	10/01/14	1,085,000
4,650,000		Lamar Media Corp	9.750	04/01/14	5,208,000
2,000,000		Lamar Media Corp	7.875	04/15/18	2,210,000
4,750,000		NBC Universal Media LLC	4.375	04/01/21	5,386,196
1,450,000		NBC Universal Media LLC	2.875	01/15/23	1,447,347
695,000		News America, Inc	7.250	05/18/18	880,055
110,000		News America, Inc	7.625	11/30/28	141,508
85,000		News America, Inc	6.550	03/15/33	99,744
730,000		News America, Inc	6.650	11/15/37	926,328
600,000		News America, Inc	6.900	08/15/39	778,579
965,000		Nielsen Finance LLC	7.750	10/15/18	1,088,037
990,000		Time Warner Cable, Inc	8.750	02/14/19	1,347,926
2,075,000		Time Warner Cable, Inc	8.250	04/01/19	2,785,111
1,700,000		Time Warner Cable, Inc	4.500	09/15/42	1,695,371
960,000		Time Warner, Inc	3.150	07/15/15	1,024,492
4,000,000		Time Warner, Inc	4.700	01/15/21	4,594,252
565,000		Time Warner, Inc	6.500	11/15/36	716,913
525,000		Time Warner, Inc	4.900	06/15/42	576,018
2,450,000		Viacom, Inc	1.250	02/27/15	2,475,566
1,585,000		Viacom, Inc	2.500	12/15/16	1,669,669

		TOTAL MEDIA			59,949,868

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.0%
680,000		Abbott Laboratories	5.300	05/27/40	879,081
6,405,000	g	Aristotle Holding, Inc	2.100	02/12/15	6,570,588
1,775,000	g	Aristotle Holding, Inc	3.900	02/15/22	1,933,776
1,904,000		Endo Pharmaceuticals Holdings, Inc	7.000	07/15/19	2,051,560
480,000		Life Technologies Corp	3.500	01/15/16	505,234
1,450,000		Mead Johnson Nutrition Co	5.900	11/01/39	1,787,893
875,000		Merck & Co, Inc	3.600	09/15/42	878,790
1,828,000	g	Mylan, Inc	7.875	07/15/20	2,051,930

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,350,000		NBTY, Inc	9.000%	10/01/18	$1,501,875
2,180,000		Novartis Capital Corp	2.900	04/24/15	2,315,160
575,000		Novartis Capital Corp	3.700	09/21/42	594,497
650,000		Watson Pharmaceuticals, Inc	1.875	10/01/17	657,234
875,000		Watson Pharmaceuticals, Inc	3.250	10/01/22	886,207

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			22,613,825

REAL ESTATE - 1.0%
220,000		AMB Property LP	7.625	08/15/14	241,404
345,000		AMB Property LP	4.500	08/15/17	371,305
235,000		Brandywine Operating Partnership LP	7.500	05/15/15	265,864
2,500,000		Brandywine Operating Partnership LP	4.950	04/15/18	2,685,837
630,000		Camden Property Trust	4.625	06/15/21	707,192
2,000,000		Developers Diversified Realty Corp	4.750	04/15/18	2,218,956
775,000		Duke Realty LP	3.875	10/15/22	788,144
40,000		Federal Realty Investment Trust	5.650	06/01/16	45,186
75,000		Federal Realty Investment Trust	5.900	04/01/20	89,296
450,000		Federal Realty Investment Trust	3.000	08/01/22	447,821
2,175,000		Health Care REIT, Inc	3.625	03/15/16	2,295,769
250,000		Health Care REIT, Inc	4.125	04/01/19	266,157
500,000		Healthcare Realty Trust, Inc	5.750	01/15/21	550,515
2,250,000		Highwoods Properties, Inc	5.850	03/15/17	2,469,787
2,068,000		Host Hotels & Resorts LP	5.875	06/15/19	2,274,800
290,000		Kilroy Realty Corp	5.000	11/03/15	314,905
650,000		National Retail Properties, Inc	5.500	07/15/21	738,145
55,000		Nationwide Health Properties, Inc	6.250	02/01/13	56,009
350,000		Regency Centers LP	5.250	08/01/15	381,536
40,000		Regency Centers LP	5.875	06/15/17	46,215
105,000		Simon Property Group LP	5.250	12/01/16	120,292
2,075,000		Simon Property Group LP	2.800	01/30/17	2,184,446
470,000		Simon Property Group LP	10.350	04/01/19	676,366
1,000,000		Simon Property Group LP	3.375	03/15/22	1,049,929
650,000	g,i	USB Realty Corp	1.602	12/30/49	539,552
340,000		Ventas Realty LP	3.125	11/30/15	354,299
750,000		Ventas Realty LP	4.000	04/30/19	801,256
350,000		Ventas Realty LP	4.250	03/01/22	372,203

		TOTAL REAL ESTATE			23,353,186

RETAILING - 0.9%
1,870,000		AmeriGas Partners LP	6.250	08/20/19	1,944,800
1,667,000		AutoNation, Inc	5.500	02/01/20	1,779,523
350,000		Home Depot, Inc	4.400	04/01/21	413,913
1,868,000		Limited Brands, Inc	6.625	04/01/21	2,120,180
1,000,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	1,167,487
2,725,000		Macy’s Retail Holdings, Inc	3.875	01/15/22	2,937,716
660,000		O’Reilly Automotive, Inc	4.625	09/15/21	719,580
200,000		O’Reilly Automotive, Inc	3.800	09/01/22	207,257
4,490,000	g	QVC Inc	7.375	10/15/20	4,991,748
2,400,000	g	QVC, Inc	7.500	10/01/19	2,655,614
375,000	g	QVC, Inc	5.125	07/02/22	397,131
705,000		Wal-Mart Stores, Inc	5.000	10/25/40	854,904

		TOTAL RETAILING			20,189,853

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SOFTWARE & SERVICES - 0.5%
$1,800,000		Fidelity National Information Services, Inc	5.000%	03/15/22	$1,858,500
4,000,000		International Business Machines Corp	0.550	02/06/15	4,010,424
2,375,000		International Business Machines Corp	1.250	02/06/17	2,414,180
630,000		Oracle Corp	3.750	07/08/14	667,171
2,000,000		SunGard Data Systems, Inc	7.375	11/15/18	2,145,000

		TOTAL SOFTWARE & SERVICES			11,095,275

TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
1,125,000		Amphenol Corp	4.750	11/15/14	1,207,228
1,870,000		Brocade Communications Systems, Inc	6.875	01/15/20	2,019,600
650,000		Hewlett-Packard Co	2.350	03/15/15	662,325
3,300,000		International Business Machines Corp	1.875	08/01/22	3,212,214
1,868,000		Jabil Circuit, Inc	5.625	12/15/20	1,998,760
1,185,000		L-3 Communications Corp	4.950	02/15/21	1,320,743
1,900,000		Scientific Games Corp	8.125	09/15/18	2,075,750
468,000		Scientific Games Corp	9.250	06/15/19	519,480
450,000		Xerox Corp	8.250	05/15/14	499,170
2,500,000		Xerox Corp	4.500	05/15/21	2,656,377

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			16,171,647

TELECOMMUNICATION SERVICES - 2.1%
1,920,000		America Movil SAB de C.V.	5.000	03/30/20	2,247,938
1,040,000		America Movil SAB de C.V.	3.125	07/16/22	1,071,701
1,225,000		America Movil SAB de C.V.	4.375	07/16/42	1,270,526
900,000		American Tower Corp	4.700	03/15/22	987,234
2,635,000		AT&T, Inc	2.500	08/15/15	2,768,753
6,000,000		AT&T, Inc	2.950	05/15/16	6,447,354
620,000		AT&T, Inc	6.150	09/15/34	788,492
1,700,000		AT&T, Inc	6.300	01/15/38	2,231,617
1,500,000		Axiata SPV1 (Labuan) Ltd	5.375	04/28/20	1,681,182
1,235,000		BellSouth Corp	5.200	09/15/14	1,341,436
120,000		BellSouth Corp	6.875	10/15/31	149,699
275,000		BellSouth Corp	6.550	06/15/34	332,435
2,260,000		Cellco Partnership	8.500	11/15/18	3,166,418
250,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	255,707
630,000		Deutsche Telekom International Finance BV	8.750	06/15/30	947,589
875,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	940,764
2,760,000	g	Oi S.A.	5.750	02/10/22	2,891,100
240,000		Sprint Nextel Corp	6.000	12/01/16	247,200
680,000		Telecom Italia Capital S.A.	6.175	06/18/14	715,700
660,000		Telecom Italia Capital S.A.	6.999	06/04/18	727,650
1,945,000		Telecom Italia Capital S.A.	7.175	06/18/19	2,144,363
2,500,000		Telefonica Emisiones SAU	3.992	02/16/16	2,487,500
650,000		Telefonica Emisiones SAU	5.462	02/16/21	637,000
925,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	1,095,789
760,000		Verizon Communications, Inc	5.250	04/15/13	779,717
1,110,000		Verizon Communications, Inc	6.100	04/15/18	1,387,375
425,000		Verizon Communications, Inc	8.750	11/01/18	593,368
430,000		Verizon Communications, Inc	8.950	03/01/39	749,306
445,000		Verizon New England, Inc	4.750	10/01/13	463,328

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$335,000		Verizon Virginia, Inc	4.625%	03/15/13	$341,163
1,300,000	g	Vimpelcom Holdings	6.255	03/01/17	1,341,184
1,500,000	g	Vimpelcom Holdings	7.504	03/01/22	1,573,125
828,000		Virgin Media Finance plc	9.500	08/15/16	917,010
250,000		Virgin Media Finance plc	5.250	02/15/22	262,500
1,000,000		Virgin Media Secured Finance plc	5.250	01/15/21	1,160,155

		TOTAL TELECOMMUNICATION SERVICES			47,143,378

TRANSPORTATION - 1.1%
1,635,000	g	Asciano Finance	5.000	04/07/18	1,755,934
1,500,000		Burlington Northern Santa Fe LLC	3.450	09/15/21	1,605,120
1,500,000		Burlington Northern Santa Fe LLC	3.050	03/15/22	1,550,331
1,400,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	1,617,798
325,000		Burlington Northern Santa Fe LLC	4.400	03/15/42	343,366
1,750,000	g	DP World Ltd	6.850	07/02/37	1,885,625
335,000		Embraer Overseas Ltd	6.375	01/15/20	383,575
3,675,000		Embraer S.A.	5.150	06/15/22	3,944,377
1,000,000		Hertz Corp	7.500	10/15/18	1,080,000
1,390,000	g	Kazakhstan Temir Zholy Finance BV	6.375	10/06/20	1,666,068
1,050,000	g	Kazakhstan Temir Zholy Finance BV	6.950	07/10/42	1,274,438
415,000		Norfolk Southern Corp	5.750	04/01/18	499,380
1,100,000		Norfolk Southern Corp	3.000	04/01/22	1,141,754
746,000	g	Norfolk Southern Corp	2.903	02/15/23	756,886
160,000		Norfolk Southern Corp	5.590	05/17/25	198,186
1,275,000	g	TAM Capital 3, Inc	8.375	06/03/21	1,373,812
1,900,000	g	Transnet Ltd	4.500	02/10/16	2,018,155
148,000		Union Pacific Corp	4.163	07/15/22	168,667
1,525,000		Union Pacific Corp	4.750	09/15/41	1,719,360
1,125,000		United Parcel Service, Inc	3.625	10/01/42	1,137,156

		TOTAL TRANSPORTATION			26,119,988

UTILITIES - 4.0%
1,000,000	g	Abu Dhabi National Energy Co	6.250	09/16/19	1,166,250
726,000	g	Abu Dhabi National Energy Co	5.875	12/13/21	839,437
1,385,000		AES Corp	7.375	07/01/21	1,578,900
730,000		AGL Capital Corp	5.250	08/15/19	859,335
1,285,000		Alliant Energy Corp	4.000	10/15/14	1,346,715
775,000		Atmos Energy Corp	8.500	03/15/19	1,034,713
2,805,000	g	Calpine Corp	7.500	02/15/21	3,029,400
1,515,000		Carolina Power & Light Co	5.300	01/15/19	1,829,949
225,000		Carolina Power & Light Co	5.700	04/01/35	278,857
159,000		CenterPoint Energy Resources Corp	4.500	01/15/21	180,274
660,000		CenterPoint Energy Resources Corp	6.250	02/01/37	851,040
1,350,000	g	Centrais Eletricas Brasileiras S.A.	5.750	10/27/21	1,501,875
2,000,000	g	CEZ AS.	4.250	04/03/22	2,129,560
820,000	g	CEZ AS.	5.625	04/03/42	913,365
550,000	g	China Resources Gas Group Ltd	4.500	04/05/22	596,398
1,300,000	g	Colbun S.A.	6.000	01/21/20	1,459,871
3,550,000	g	Comision Federal de Electricidad	4.875	05/26/21	3,967,125
675,000	g	Comision Federal de Electricidad	5.750	02/14/42	750,938
1,850,000		Commonwealth Edison Co	4.000	08/01/20	2,098,601
395,000		Commonwealth Edison Co	5.900	03/15/36	518,141

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$415,000		Connecticut Light & Power Co	5.500%	02/01/19	$498,540
275,000		Consolidated Edison Co of New York, Inc	4.450	06/15/20	323,132
640,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	851,698
225,000		Consolidated Natural Gas Co	5.000	12/01/14	243,484
750,000		Detroit Edison Co	3.950	06/15/42	782,759
650,000		Dominion Resources, Inc	4.050	09/15/42	668,755
1,160,000		Duke Energy Carolinas LLC	5.750	11/15/13	1,227,185
260,000		Duke Energy Carolinas LLC	4.300	06/15/20	299,726
2,000,000		Duke Energy Corp	3.950	09/15/14	2,120,044
335,000		Florida Power Corp	6.400	06/15/38	460,926
1,410,000		FPL Group Capital, Inc	2.600	09/01/15	1,461,860
630,000		Indiana Michigan Power Co	7.000	03/15/19	785,688
350,000	g	Instituto Costarricense de Electricidad	6.950	11/10/21	388,500
555,000		Integrys Energy Group, Inc	4.170	11/01/20	605,968
1,150,000	g	Israel Electric Corp Ltd	6.700	02/10/17	1,242,000
195,000	g	Kansas Gas & Electric	6.700	06/15/19	248,862
1,000,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	1,072,055
775,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	1,027,600
1,955,000	g	Korea Hydro & Nuclear Power Co Ltd	3.125	09/16/15	2,044,103
1,710,000	g	Korea Hydro & Nuclear Power Co Ltd	4.750	07/13/21	1,941,197
2,085,000	g	Korea Hydro & Nuclear Power Co Ltd	3.000	09/19/22	2,069,529
4,030,000		LG&E and KU Energy LLC	3.750	11/15/20	4,191,039
1,160,000		Midamerican Energy Holdings Co	5.950	05/15/37	1,453,790
185,000		National Fuel Gas Co	5.250	03/01/13	188,312
630,000		Nevada Power Co	6.500	08/01/18	802,631
1,335,000		NiSource Finance Corp	5.400	07/15/14	1,431,151
1,975,000		Northern States Power Co	5.350	11/01/39	2,522,932
150,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	187,892
1,000,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	973,784
950,000		ONEOK Partners LP	3.375	10/01/22	954,628
695,000		Pacific Gas & Electric Co	8.250	10/15/18	954,406
900,000		Pacific Gas & Electric Co	4.450	04/15/42	983,674
500,000		PacifiCorp	6.000	01/15/39	675,077
885,000		Pepco Holdings, Inc	2.700	10/01/15	920,000
2,700,000	g	Perusahaan Listrik Negara PT	5.500	11/22/21	3,020,625
1,450,000		PG&E Corp	5.750	04/01/14	1,553,259
135,000		Potomac Electric Power Co	7.900	12/15/38	221,040
3,875,000		PPL Capital Funding, Inc	4.200	06/15/22	4,130,146
1,000,000		PPL Electric Utilities Corp	3.000	09/15/21	1,059,900
565,000		Progress Energy, Inc	7.050	03/15/19	715,824
1,780,000		Public Service Co of Oklahoma	5.150	12/01/19	2,070,099
440,000		Public Service Electric & Gas Co	5.300	05/01/18	532,495
1,190,000		Public Service Electric & Gas Co	5.375	11/01/39	1,525,198
1,500,000		QEP Resources, Inc	5.375	10/01/22	1,552,500
468,000		Questar Market Resources, Inc	6.875	03/01/21	528,840
970,000		San Diego Gas & Electric Co	3.950	11/15/41	1,031,631
630,000		Sempra Energy	6.000	10/15/39	816,355
450,000		Tampa Electric Co	4.100	06/15/42	468,477
430,000		Veolia Environnement	5.250	06/03/13	440,630
850,000		Virginia Electric and Power Co	4.750	03/01/13	865,256
845,000		Virginia Electric and Power Co	2.950	01/15/22	895,236
480,000		Williams Partners LP	3.800	02/15/15	508,937

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$850,000		Williams Partners LP	4.000%	11/15/21	$914,736
950,000		Williams Partners LP	3.350	08/15/22	971,087
940,000		Williams Partners LP	6.300	04/15/40	1,176,711
650,000		Xcel Energy, Inc	4.800	09/15/41	748,973

		TOTAL UTILITIES			89,281,626

		TOTAL CORPORATE BONDS			935,547,677

		(Cost $873,735,028)

GOVERNMENT BONDS - 44.0%

AGENCY SECURITIES - 0.4%
5,350,433		AMAL Ltd	3.465	08/21/21	5,822,555
940,308		Cal Dive I- Title XI, Inc	4.930	02/01/27	1,096,484
550,389		Overseas Private Investment Corp	3.420	01/15/15	563,279
501,563		Totem Ocean Trailer Express, Inc	4.514	12/18/19	545,274

		TOTAL AGENCY SECURITIES			8,027,592

FOREIGN GOVERNMENT BONDS - 3.6%
1,500,000	g	Barbados Government International Bond	7.000	08/04/22	1,518,750
475,000		Brazilian Government International Bond	5.875	01/15/19	591,375
1,844,000		Brazilian Government International Bond	4.875	01/22/21	2,203,580
170,000		Brazilian Government International Bond	7.125	01/20/37	256,275
1,970,000		Brazilian Government International Bond	5.625	01/07/41	2,521,600
805,000		Chile Government International Bond	3.875	08/05/20	911,663
240,000		Colombia Government International Bond	4.375	07/12/21	276,360
1,350,000,000		Colombia Government International Bond	4.375	03/21/23	736,967
800,000		Colombia Government International Bond	6.125	01/18/41	1,084,000
950,000	g	Croatia Government International Bond	6.250	04/27/17	1,028,375
1,000,000	g	Croatia Government International Bond	6.375	03/24/21	1,109,150
1,135,000		Eksportfinans ASA	2.000	09/15/15	1,061,225
1,164,000	g	Eskom Holdings Ltd	5.750	01/26/21	1,326,960
395,000		European Investment Bank	4.875	02/15/36	468,844
580,000		Export-Import Bank of Korea	3.750	10/20/16	627,208
1,425,000		Export-Import Bank of Korea	5.125	06/29/20	1,666,231
1,965,000		Export-Import Bank of Korea	4.375	09/15/21	2,202,372
300,000		Federative Republic of Brazil	6.000	01/17/17	358,125
1,220,000	g	Iceland Government International Bond	5.875	05/11/22	1,329,800
1,000,000	g	Indonesia Government International Bond	3.750	04/25/22	1,057,500
2,010,000		Israel Government International Bond	4.000	06/30/22	2,134,620
845,000		Italy Government International Bond	5.375	06/12/17	885,307
355,000		Italy Government International Bond	6.875	09/27/23	391,792
1,210,000	g	Korea Housing Finance Corp	3.500	12/15/16	1,284,652
1,000,000	g	Lithuania Government International Bond	5.125	09/14/17	1,115,000
615,000	g	Lithuania Government International Bond	6.625	02/01/22	762,600
20,900,000		Mexican Bonos	7.750	12/14/17	1,827,266
3,000,000		Mexico Government International Bond	3.625	03/15/22	3,271,500
500,000		Mexico Government International Bond	6.750	09/27/34	712,000
1,000,000		Mexico Government International Bond	6.050	01/11/40	1,332,500
900,000		Mexico Government International Bond	4.750	03/08/44	1,001,250
800,000	g	Namibia International Bonds	5.500	11/03/21	894,000
2,000,000	g	Nederlandse Waterschapsbank NV	2.125	02/09/17	2,067,848

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,500,000		Panama Government International Bond	5.200%	01/30/20	$1,802,250
100,000		Peruvian Government International Bond	7.125	03/30/19	132,500
450,000		Peruvian Government International Bond	7.350	07/21/25	659,250
500,000		Philippine Government International Bond	5.000	01/13/37	593,750
1,500,000		Poland Government International Bond	3.875	07/16/15	1,601,250
1,250,000		Poland Government International Bond	6.375	07/15/19	1,543,750
2,833,000		Poland Government International Bond	5.125	04/21/21	3,300,445
250,000		Poland Government International Bond	5.000	03/23/22	290,000
3,220,000		Poland Government International Bond	3.000	03/17/23	3,164,294
620,000		Province of Quebec Canada	7.500	09/15/29	959,539
1,390,000	g	Qatar Government International Bond	4.500	01/20/22	1,570,700
620,000	g	Qatar Government International Bond	6.400	01/20/40	846,300
880,000	g	Republic of Ghana	8.500	10/04/17	1,034,000
1,050,000	g	Republic of Indonesia	5.250	01/17/42	1,195,687
925,000		Republic of Korea	5.750	04/16/14	992,692
200,000		Republic of Philippines	4.000	01/15/21	223,500
860,000	g	Republic of Serbia	7.250	09/28/21	909,450
900,000		Republic of Turkey	6.000	01/14/41	1,038,375
2,050,000	g	Republic of Zambia	5.375	09/20/22	2,060,250
900,000	g	Romanian Government International Bond	6.750	02/07/22	1,012,500
750,000	g	Russian Foreign Bond - Eurobond	3.625	04/29/15	789,375
750,000	g	Russian Foreign Bond - Eurobond	3.250	04/04/17	789,210
800,000	g	Russian Foreign Bond - Eurobond	5.000	04/29/20	918,000
900,000	g	Russian Foreign Bond - Eurobond	4.500	04/04/22	1,004,670
1,470,000	g	Russian Foreign Bond - Eurobond	5.625	04/04/42	1,764,147
1,500,000	g	Slovakia Government International Bond	4.375	05/21/22	1,578,150
240,000		South Africa Government International Bond	6.875	05/27/19	302,112
1,175,000		South Africa Government International Bond	5.500	03/09/20	1,395,313
1,000,000		South Africa Government International Bond	4.665	01/17/24	1,122,500
500,000		South Africa Government International Bond	6.250	03/08/41	660,300
540,000	g	Sri Lanka Government International Bond	6.250	07/27/21	587,146
875,000	g	Sri Lanka Government International Bond	5.875	07/25/22	942,813
1,220,000		Svensk Exportkredit AB	5.125	03/01/17	1,423,405
1,310,000		Turkey Government International Bond	5.125	03/25/22	1,442,637
100,000		Turkey Government International Bond	6.250	09/26/22	119,670
227,000		United Mexican States	5.875	02/17/14	241,188
500,000		United Mexican States	5.950	03/19/19	620,000
1,032,000		United Mexican States	5.125	01/15/20	1,233,240

		TOTAL FOREIGN GOVERNMENT BONDS			81,881,053

MORTGAGE BACKED - 27.2%
451,473	i	Federal Home Loan Mortgage Corp (FHLMC)	2.380	02/01/36	476,575
175,858	i	FHLMC	2.853	07/01/36	189,214
431,487	i	FHLMC	2.620	09/01/36	458,370
586,274	i	FHLMC	2.653	09/01/36	633,344
392,319	i	FHLMC	2.794	09/01/36	416,614
1,056,695	i	FHLMC	2.848	03/01/37	1,135,197
742,277	i	FHLMC	5.937	04/01/37	810,448
303,987	i	FHLMC	5.856	05/01/37	330,046
121,051	i	FHLMC	2.759	06/01/37	129,981
509,617	i	FHLMC	3.405	08/01/37	548,025
515,294	i	FHLMC	2.239	09/01/37	549,048

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$9,278,671	i	FHLMC (Interest Only)	6.339%	09/15/41	$2,255,825
13,135		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.500	01/01/16	13,367
918		FGLMC	7.500	05/01/16	992
1,047		FGLMC	7.500	06/01/16	1,124
573,092		FGLMC	4.500	09/01/18	627,740
652,099		FGLMC	4.500	01/01/19	716,726
791,757		FGLMC	4.500	05/01/19	850,926
240,485		FGLMC	4.500	01/01/20	258,457
391,441		FGLMC	5.000	05/01/20	425,771
98,981		FGLMC	4.500	07/01/20	108,419
14,171		FGLMC	7.000	10/01/20	16,557
1,226,026		FGLMC	4.500	06/01/21	1,319,565
2,187,986		FGLMC	4.500	06/01/21	2,354,917
933,373		FGLMC	4.000	07/01/24	993,667
303,838		FGLMC	4.500	09/01/24	325,975
3,000,000	h	FGLMC	5.000	10/15/27	3,232,031
927		FGLMC	6.500	10/01/28	1,060
16,282		FGLMC	6.500	01/01/29	18,597
4,270		FGLMC	6.500	03/01/29	5,039
35,591		FGLMC	6.500	07/01/29	41,820
2,882		FGLMC	8.000	01/01/31	3,551
28,652		FGLMC	6.500	09/01/31	33,333
49,857		FGLMC	8.000	09/01/31	62,084
275,942		FGLMC	7.000	12/01/31	328,114
479,645		FGLMC	6.000	03/01/33	537,470
473,429		FGLMC	4.500	07/01/33	510,384
1,208,882		FGLMC	5.000	09/01/33	1,356,053
481,765		FGLMC	5.500	09/01/33	540,221
362,966		FGLMC	5.500	09/01/33	405,454
526,322		FGLMC	5.500	09/01/33	589,528
715,561		FGLMC	5.500	10/01/33	801,492
1,426,050		FGLMC	5.500	12/01/33	1,568,336
2,123,983		FGLMC	7.000	12/01/33	2,525,561
705,694		FGLMC	5.000	01/01/34	772,199
842,193		FGLMC	5.000	05/01/34	915,246
486,808		FGLMC	6.000	09/01/34	540,172
2,233,142		FGLMC	5.000	12/01/34	2,426,847
184,596		FGLMC	5.500	12/01/34	203,707
1,160,190		FGLMC	4.500	04/01/35	1,250,752
819,580		FGLMC	6.000	05/01/35	910,704
864,539		FGLMC	7.000	05/01/35	1,027,996
159,665		FGLMC	6.000	07/01/35	176,219
115,732		FGLMC	5.500	08/01/35	126,905
139,123		FGLMC	5.000	10/01/35	151,451
243,152		FGLMC	5.000	02/01/36	264,699
52,886		FGLMC	6.500	05/01/36	60,260
404,085		FGLMC	6.500	10/01/36	460,429
1,122,578		FGLMC	5.500	04/01/37	1,224,412
801,479		FGLMC	6.000	08/01/37	890,590
337,409		FGLMC	6.000	09/01/37	374,923
65,835		FGLMC	6.500	11/01/37	75,063
997,679		FGLMC	5.000	04/01/38	1,101,647

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,248,298		FGLMC	4.500%	05/01/39	$2,418,526
428,852		FGLMC	4.000	06/01/39	461,212
733,501		FGLMC	5.000	07/01/39	795,292
4,543,653		FGLMC	4.500	11/01/40	5,097,816
5,093,078		FGLMC	4.500	12/01/40	5,677,646
5,000,000	h	FGLMC	3.500	10/15/42	5,360,938
5,000,000	h	FGLMC	4.000	10/15/42	5,374,219
2,391		Federal National Mortgage Association (FNMA)	5.000	06/01/13	2,478
1,169,437		FNMA	4.440	07/01/13	1,183,849
1,272		FNMA	6.000	09/01/13	1,284
964,577		FNMA	4.757	10/01/13	990,183
1,126		FNMA	6.500	12/01/13	1,156
822,637		FNMA	4.791	02/01/14	847,845
3,444,851		FNMA	4.640	11/01/14	3,658,715
674,732		FNMA	4.870	03/01/16	681,532
10,183		FNMA	6.500	10/01/16	10,936
81,311		FNMA	6.500	11/01/16	87,321
53,305		FNMA	6.500	04/01/17	57,989
172,712		FNMA	5.000	12/01/17	188,325
786,949		FNMA	5.500	04/01/18	860,427
74,024		FNMA	5.500	04/01/18	80,959
46,573		FNMA	5.500	05/01/18	50,936
310,735		FNMA	4.500	10/01/18	336,197
809,269		FNMA	5.000	11/01/18	882,428
42,096		FNMA	6.000	01/01/19	46,487
98,362		FNMA	4.500	05/01/19	106,453
250,265		FNMA	4.500	06/01/19	270,850
174,102		FNMA	5.000	03/01/20	189,841
125,187		FNMA	4.500	11/01/20	135,484
323,673		FNMA	5.000	12/01/20	352,984
280,311		FNMA	5.000	03/01/21	305,652
218,686		FNMA	5.500	08/01/21	238,694
215,651		FNMA	4.500	06/01/23	232,850
506,994		FNMA	5.000	07/01/23	550,846
376,730		FNMA	5.000	07/01/23	409,315
159,692		FNMA	5.000	11/01/23	176,973
141,478		FNMA	5.500	02/01/24	156,562
262,815		FNMA	4.000	05/01/24	281,270
78,723		FNMA	5.500	07/01/24	87,117
1,306		FNMA	8.000	07/01/24	1,567
210,640		FNMA	4.500	08/01/24	227,439
1,871,059		FNMA	4.000	09/01/24	2,002,451
937,218		FNMA	5.000	03/01/25	1,036,295
2,017,146		FNMA	5.000	10/01/25	2,222,823
968,174		FNMA	3.000	05/01/27	1,041,565
7,000,000	h	FNMA	2.500	10/25/27	7,356,563
2,000,000	h	FNMA	3.000	10/25/27	2,120,000
1,000,000	h	FNMA	4.000	10/25/27	1,069,375
4,000,000	h	FNMA	4.500	10/25/27	4,315,625
1,199		FNMA	7.500	01/01/29	1,445
3,285		FNMA	6.500	04/01/29	3,858
913		FNMA	7.500	07/01/29	915

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$11,968		FNMA	7.500%	07/01/29	$12,484
590		FNMA	7.500	02/01/31	628
4,868		FNMA	7.500	03/01/31	5,970
2,679		FNMA	7.500	05/01/31	2,939
2,799		FNMA	6.500	09/01/31	3,254
26,868		FNMA	6.500	11/01/31	31,238
53,425		FNMA	6.000	01/01/32	60,445
461,075		FNMA	6.500	07/01/32	533,207
202,307		FNMA	5.500	01/01/33	224,508
81,771		FNMA	5.000	02/01/33	89,866
679,571		FNMA	4.500	03/25/33	710,269
293,625		FNMA	5.000	08/01/33	322,693
227,371		FNMA	5.000	10/01/33	249,880
325,557		FNMA	5.000	10/01/33	357,786
96,835		FNMA	5.000	03/01/34	106,421
128,369		FNMA	5.000	03/01/34	141,077
80,829		FNMA	5.000	03/01/34	88,831
269,741		FNMA	5.000	03/01/34	296,444
802,213		FNMA	5.000	04/01/34	876,741
2,266,341		FNMA	5.000	08/01/34	2,479,805
344,134		FNMA	6.000	11/01/34	385,932
112,697		FNMA	6.000	12/01/34	127,111
758,799		FNMA	6.000	05/01/35	852,886
16,638		FNMA	7.500	06/01/35	18,522
79,929		FNMA	5.500	10/01/35	90,687
112,242		FNMA	5.000	11/01/35	121,933
717,260	i	FNMA	2.703	02/01/36	769,374
158,342		FNMA	5.000	02/01/36	170,924
93,963		FNMA	5.000	02/01/36	101,430
466,655		FNMA	6.500	02/01/36	531,036
396,427	i	FNMA	2.760	07/01/36	425,362
393,339		FNMA	6.500	09/01/36	446,352
120,119		FNMA	7.000	02/01/37	143,440
301,911		FNMA	6.500	03/01/37	342,971
710,195		FNMA	7.000	04/01/37	848,078
249,401		FNMA	6.500	08/01/37	282,929
929,149		FNMA	6.500	08/01/37	1,053,274
610,086		FNMA	6.000	09/01/37	691,453
455,275		FNMA	6.000	09/01/37	514,672
783,787		FNMA	6.500	09/01/37	885,259
1,237,186	i	FNMA	4.589	10/01/37	1,330,652
239,282		FNMA	7.000	11/01/37	285,737
106,337		FNMA	6.500	01/01/38	121,171
19,060		FNMA	6.500	03/01/38	21,731
309,936	i	FNMA	4.916	10/01/38	333,607
2,385,052		FNMA	5.500	08/01/39	2,687,043
64,709,197		FNMA	4.000	12/01/39	69,743,460
5,000,000		FNMA	4.000	02/25/40	5,469,355
4,609,918		FNMA	4.500	03/01/40	5,128,071
8,596,243		FNMA	4.500	09/01/40	9,334,119
4,831,115		FNMA	4.500	09/01/40	5,245,804
765,793		FNMA	4.000	11/01/40	826,116

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$4,293,518		FNMA	4.500%	11/01/40	$4,739,881
32,177,764		FNMA	4.500	04/01/41	35,000,143
14,000,000	h	FNMA	3.000	10/25/42	14,778,750
77,000,000	h	FNMA	3.500	10/25/42	82,582,500
4,000,000	h	FNMA	4.000	10/25/42	4,309,375
20,000,000	h	FNMA	5.000	10/25/42	21,815,624
61,000,000	h	FNMA	5.500	10/25/42	66,871,250
41,000,000	h	FNMA	6.000	10/25/42	45,266,563
10,000,000	h	FNMA	6.500	10/25/42	11,240,625
197		Government National Mortgage Association (GNMA)	7.000	01/15/28	236
1,880		GNMA	7.000	02/15/28	2,258
1,869		GNMA	7.000	06/15/28	2,245
660		GNMA	7.000	06/15/28	793
4,143		GNMA	6.500	09/15/28	4,897
21,080		GNMA	6.500	09/15/28	24,849
10,233		GNMA	6.500	11/15/28	12,076
3,404		GNMA	7.500	11/15/28	3,963
609		GNMA	8.500	07/15/30	622
19,075		GNMA	8.500	10/15/30	20,828
13,440		GNMA	8.500	10/20/30	16,905
1,885		GNMA	8.500	12/15/30	2,365
3,066		GNMA	7.000	06/20/31	3,719
2,110		GNMA	6.500	07/15/31	2,512
11,229		GNMA	7.000	07/15/31	13,432
7,558		GNMA	7.000	07/15/31	9,041
10,006		GNMA	7.500	02/15/32	10,328
1,584		GNMA	6.500	03/15/33	1,895
314,188		GNMA	5.500	07/15/33	351,744
846,313		GNMA	5.500	09/15/33	949,859
253,619		GNMA	5.500	02/20/35	284,604
1,686,996		GNMA	5.500	05/20/35	1,889,934
581,779		GNMA	5.500	02/20/36	651,764
98,974		GNMA	6.000	10/20/36	112,137
102,698		GNMA	6.000	01/20/37	116,356
341,375		GNMA	6.000	02/20/37	386,775
195,996		GNMA	5.500	07/15/38	218,078
836,562		GNMA	5.500	07/20/38	933,014
14,020		GNMA	6.000	08/15/38	15,849
310,240		GNMA	6.000	08/20/38	350,723
305,306		GNMA	6.500	11/20/38	351,927
1,548,911		GNMA	5.000	06/15/39	1,718,150
1,648,951		GNMA	4.500	07/20/39	1,824,227
634,907		GNMA	4.000	08/15/39	701,615
777,148		GNMA	4.000	10/15/40	867,786
24,731,724		GNMA	4.000	01/20/42	27,250,164
29,000,000	h	GNMA	3.500	10/15/42	31,777,655
6,000,000	h	GNMA	6.000	10/15/42	6,779,063
17,000,000	h	GNMA	4.500	10/20/42	18,755,780
13,000,000	h	GNMA	5.000	10/20/42	14,358,906
2,556,082		GNMA	6.500	01/15/44	2,782,561

		TOTAL MORTGAGE BACKED			617,602,070

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

MUNICIPAL BONDS - 0.9%
$445,000		Charlotte-Mecklenburg Hospital Authority	5.000%	08/01/15	$483,680
9,920,000		City of New York, NY	5.817	10/01/31	11,293,126
1,655,000		Grant County Public Utility District No 2	5.630	01/01/27	2,062,958
1,900,000		State of California	5.450	04/01/15	2,096,859
1,900,000		State of California	5.950	04/01/16	2,172,840
2,470,000		State of California	7.625	03/01/40	3,360,583

		TOTAL MUNICIPAL BONDS			21,470,046

U.S. TREASURY SECURITIES - 11.9%
5,800,000	l	United States Treasury Bond	5.375	02/15/31	8,389,155
76,000		United States Treasury Bond	4.500	02/15/36	101,389
14,501,000		United States Treasury Bond	3.000	05/15/42	15,035,724
9,400,000		United States Treasury Bond	2.750	08/15/42	9,244,317
125,000		United States Treasury Note	0.125	08/31/13	124,941
40,000		United States Treasury Note	0.250	10/31/13	40,022
9,000,000		United States Treasury Note	0.250	02/28/14	9,004,221
10,950,000		United States Treasury Note	0.250	05/31/14	10,953,416
51,852,000		United States Treasury Note	0.250	06/30/14	51,862,111
4,755,000		United States Treasury Note	2.625	06/30/14	4,952,442
13,175,000		United States Treasury Note	0.250	08/31/14	13,177,569
39,392,000		United States Treasury Note	0.250	08/15/15	39,330,470
50,000,000		United States Treasury Note	0.250	09/15/15	49,914,050
26,578,000		United States Treasury Note	0.625	08/31/17	26,594,611
30,000,000		United States Treasury Note	1.000	08/31/19	29,925,000
44,000		United States Treasury Note	2.625	11/15/20	48,579
1,300,000		United States Treasury Note	1.625	08/15/22	1,298,651

		TOTAL U.S. TREASURY SECURITIES			269,996,668

		TOTAL GOVERNMENT BONDS			998,977,429

		(Cost $970,004,442)

STRUCTURED ASSETS - 11.5%

ASSET BACKED - 7.6%
75,000	g,i,m	ARTS Ltd	0.639	06/15/13	72,750
		Series - 2005 BA (Class B)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	0
		Series - 2006 WMC1 (Class N1)
550,000	g	Avis Budget Rental Car Funding AESOP LLC	2.980	11/20/14	553,793
		Series - 2011 1A (Class B)
9,300,000	g	Avis Budget Rental Car Funding AESOP LLC	4.740	11/20/17	10,077,871
		Series - 2011 3A (Class B)
9,800,000	g	Avis Budget Rental Car Funding AESOP LLC	3.040	03/20/19	9,814,671
		Series - 2012 3A (Class B)
623,202	i	Bear Stearns Asset Backed Securities Trust	0.587	11/25/39	586,809
		Series - 2005 SD3 (Class 2A1)
11,450,000	g,i	BlueMountain CLO Ltd	3.364	07/20/23	11,510,685
		Series - 2012 1A (Class B)
13,967,830	g	Capital Automotive REIT	4.700	07/15/42	14,082,170
		Series - 2012 1A (Class A)
14,800,000	g	Carlyle Global Market Strategies	4.370	07/20/23	14,916,920
		Series - 2012 2A (Class B2)

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$424,449		CIT Group Home Equity Loan Trust	6.200%	02/25/30	$423,219
		Series - 2002 1 (Class AF6)
43,341		Citicorp Mortgage Securities, Inc	5.706	07/25/36	43,314
		Series - 2006 1 (Class A3)
7,800,000	g	Commercial Industrial Finance Corp	2.661	08/14/24	7,819,500
		Series - 2012 1A (Class A1F)
357,424	i	Countrywide Asset-Backed Certificates	5.683	10/25/46	357,521
		Series - 2006 15 (Class A2)
442,810	g	Credit-Based Asset Servicing and Securitization LLC	6.159	12/25/36	427,011
		Series - 2007 MX1 (Class A1)
6,410,000	g,i	DB/UBS Mortgage Trust	5.728	11/10/46	7,294,561
		Series - 2011 LC1A (Class C)
12,128,350	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	13,520,697
		Series - 2012 1A (Class A2)
5,000,000	g	Dryden XXIII Senior Loan Fund	4.070	07/17/23	4,970,000
		Series - 2012 23A (Class A2B)
1,707,545	g	Flagstar Home Equity Loan Trust	5.781	01/25/35	1,639,093
		Series - 2007 1A (Class AF3)
11,440,000		Ford Credit Auto Owner Trust	2.930	10/15/18	11,624,161
		Series - 2012 B (Class D)
7,800,000		Ford Credit Auto Owner Trust	2.430	01/15/19	7,839,913
		Series - 2012 C (Class D)
5,900,000	g	Hertz Vehicle Financing LLC	4.170	03/25/16	6,157,517
		Series - 2011 1A (Class B1)
9,285,000	g	Hertz Vehicle Financing LLC	5.930	03/25/16	10,013,835
		Series - 0 2A (Class B2)
3,223,390		Lehman XS Trust	6.500	06/25/46	1,969,408
		Series - 2006 13 (Class 2A1)
382,330	i	Long Beach Mortgage Loan Trust	0.967	02/25/35	377,761
		Series - 2005 1 (Class M1)
450,947	i	Park Place Securities, Inc	1.162	09/25/34	430,201
		Series - 2004 WHQ1 (Class M1)
1,000,000	g	Rental Car Finance Corp	4.380	02/25/16	1,040,780
		Series - 2011 1A (Class B1)
105,222	i	Residential Asset Securities Corp	6.489	10/25/30	99,809
		Series - 2001 KS2 (Class AI6)
379,026	i	Residential Asset Securities Corp	0.647	04/25/35	370,274
		Series - 2005 KS3 (Class M3)
1,383,316		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	1,377,328
		Series - 2006 HI5 (Class A3)
826,414		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	854,803
		Series - 2006 HI3 (Class A3)
185,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	184,074
		Series - 2006 HI1 (Class M2)
715,856	i	Securitized Asset Backed Receivables LLC	0.517	10/25/35	687,659
		Series - 2006 OP1 (Class A2C)
2,313,712	g	Sierra Receivables Funding Co LLC	3.350	04/20/26	2,383,431
		Series - 2011 1A (Class A)
1,930,581	g	Sierra Receivables Funding Co LLC	4.230	04/20/26	1,977,673
		Series - 2011 1A (Class B)
1,773,863	g	Sierra Receivables Funding Co LLC	4.250	05/20/28	1,806,628
		Series - 2011 2A (Class B)

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,208,177	g,m	Sierra Receivables Funding Co LLC	4.360%	07/20/28	$1,214,761
		Series - 2011 3A (Class B)
7,297,646	g,m	Sierra Receivables Funding Co LLC	3.580	11/20/28	7,412,394
		Series - 2012 1A (Class B)
4,335,371	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	4,350,527
		Series - 2012 2A (Class B)
3,100,000	g	SLM Student Loan Trust	4.370	04/17/28	3,401,822
		Series - 2011 A (Class A2)
1,480,000	g	SLM Student Loan Trust	3.740	02/15/29	1,581,501
		Series - 2011 B (Class A2)
5,213,000	g	SLM Student Loan Trust	4.540	10/17/44	5,722,565
		Series - 2011 C (Class A2B)
926,796	i	Soundview Home Equity Loan Trust	0.517	11/25/35	896,717
		Series - 2005 OPT3 (Class A4)
39,074	i	Soundview Home Equity Loan Trust	0.327	10/25/36	39,007
		Series - 2006 EQ1 (Class A2)
345,097	i	Structured Asset Investment Loan Trust	0.617	05/25/35	342,076
		Series - 2005 4 (Class M1)
638,961	i	Structured Asset Investment Loan Trust	0.497	12/25/35	633,856
		Series - 2005 10 (Class A5)
313,954	g,i	Wachovia Loan Trust	0.577	05/25/35	258,372
		Series - 2005 SD1 (Class A)
400,883	i	Wells Fargo Home Equity Trust	0.357	07/25/36	395,671
		Series - 2006 2 (Class A3)
565,000		World Financial Network Credit Card Master Trust	6.750	04/15/19	629,372
		Series - 2010 A (Class B)

		TOTAL ASSET BACKED			174,184,481

OTHER MORTGAGE BACKED - 3.9%
6,500,000	g	7 WTC Depositor LLC Trust	4.082	03/13/31	6,826,592
		Series - 2012 7WTC (Class A)
5,637,000		Banc of America Commercial Mortgage, Inc	5.675	07/10/46	6,286,298
		Series - 2006 4 (Class AM)
4,590,000	i	Bear Stearns Commercial Mortgage Securities	5.582	09/11/41	5,103,217
		Series - 2006 PW13 (Class AM)
5,025,000	i	Bear Stearns Commercial Mortgage Securities	5.568	10/12/41	5,629,327
		Series - 2006 T24 (Class AM)
183,656		Citicorp Mortgage Securities, Inc	5.750	11/25/36	185,956
		Series - 2006 6 (Class A2)
23,059	g,i	Citigroup Commercial Mortgage Trust	0.361	04/15/22	22,653
		Series - 2007 FL3A (Class A2)
2,260,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	2,480,829
		Series - 2007 C9 (Class AM)
751,189		Countrywide Alternative Loan Trust	5.500	08/25/16	797,452
		Series - 2004 30CB (Class 1A15)
684,129		Countrywide Home Loan Mortgage Pass Through Trust	5.250	02/25/16	697,676
		Series - 2005 6 (Class 1A10)
269,954		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	271,504
		Series - 2005 12 (Class 1A5)
79,921		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	79,958
		Series - 2005 J3 (Class 1A1)

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$412,784	g,i	Credit Suisse Mortgage Capital Certificates	0.401%	04/15/22	$390,229
		Series - 2007 TF2A (Class A1)
1,600,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	1,831,016
		Series - 2006 OMA (Class D)
1,050,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	1,060,280
		Series - 2009 RR1 (Class A3C)
580,000		CS First Boston Mortgage Securities Corp	4.052	05/15/38	587,998
		Series - 2003 C3 (Class B)
415,000	g	GS Mortgage Securities Corp II	1.000	06/05/31	436,642
		Series - 0 SHOP (Class A)
1,460,000	g	GS Mortgage Securities Corp II	3.551	04/10/34	1,576,952
		Series - 2012 ALOH (Class A)
1,375,000	g,i,m	GS Mortgage Securities Corp II	4.276	04/10/34	1,410,179
		Series - 2012 GSMS (Class C)
795,000	g,i	GS Mortgage Securities Corp II	5.402	12/10/43	871,418
		Series - 2010 C2 (Class C)
1,170,000	g,i	GS Mortgage Securities Corp II	5.402	12/10/43	1,348,237
		Series - 2010 C2 (Class B)
180,000	g,i	HVB Mortgage Capital Corp	2.278	09/10/22	180,042
		Series - 2003 FL1A (Class J)
1,577,767	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.596	07/15/19	1,529,662
		Series - 2007 FL1A (Class A1)
1,010,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.431	07/15/46	1,077,023
		Series - 2011 C4 (Class C)
2,060,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.336	05/15/47	2,351,962
		Series - 2006 LDP9 (Class A3)
2,795,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.003	06/15/49	3,235,145
		Series - 2007 LD11 (Class A4)
131,354	i	JP Morgan Mortgage Trust	4.281	04/25/35	133,883
		Series - 2005 A2 (Class 5A1)
244,866		MASTER Asset Securitization Trust	5.000	05/25/35	245,640
		Series - 2005 1 (Class 2A5)
571,063	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	627,769
		Series - 2005 CIP1 (Class AM)
550,000	g,i	Morgan Stanley Capital I	5.421	09/15/47	578,462
		Series - 2011 C1 (Class D)
2,675,000	g,i	Morgan Stanley Capital I	5.421	09/15/47	2,957,980
		Series - 2011 C1 (Class C)
415,000	i	Morgan Stanley Capital I	5.544	11/12/49	444,759
		Series - 2007 T25 (Class AM)
635,787	i	Nomura Asset Securities Corp	7.328	03/15/30	640,290
		Series - 1998 D6 (Class A2)
1,586,782		Residential Accredit Loans, Inc	4.350	03/25/34	1,632,132
		Series - 2004 QS4 (Class A1)
2,677,398	i	Residential Accredit Loans, Inc	0.407	05/25/46	1,748,092
		Series - 2006 QO5 (Class 2A1)
2,134,991	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	2,150,397
		Series - 2012 1A (Class A)
963,799	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	968,015
		Series - 0 2A (Class A)
98,427	i	Structured Adjustable Rate Mortgage Loan Trust	0.977	03/25/35	98,522
		Series - 2005 6XS (Class A3)

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$222,717		Wachovia Bank Commercial Mortgage Trust	5.246%	12/15/43	$225,312
		Series - 2007 C30 (Class A3)
18,800,000		Wachovia Bank Commercial Mortgage Trust	5.342	12/15/43	21,279,814
		Series - 2007 C30 (Class A5)
3,460,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	3,438,728
		Series - 2007 C30 (Class AM)
1,200,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	1,339,993
		Series - 2007 C31 (Class A5)
1,765,000		Wachovia Bank Commercial Mortgage Trust	5.339	11/15/48	1,906,135
		Series - 2006 C29 (Class AM)
1,025,000	i	Wachovia Bank Commercial Mortgage Trust	6.122	02/15/51	1,208,239
		Series - 2007 C33 (Class A4)
129,603		Wells Fargo Mortgage Backed Securities Trust	5.500	04/25/35	129,813
		Series - 2005 2 (Class 1A1)

		TOTAL OTHER MORTGAGE BACKED			88,022,222

		TOTAL STRUCTURED ASSETS			262,206,703

		(Cost $253,749,354)

		TOTAL BONDS			2,196,731,809

		(Cost $2,097,488,824)

SHORT-TERM INVESTMENTS - 16.4%
TREASURY DEBT - 16.4%
14,400,000	d	United States Treasury Bill	0.048	10/04/12	14,399,943
41,800,000	d	United States Treasury Bill	0.088	10/11/12	41,798,978
63,400,000		United States Treasury Bill	0.060-0.073	10/18/12	63,398,077
66,280,000	d	United States Treasury Bill	0.089	11/01/12	66,274,920
30,400,000	d	United States Treasury Bill	0.050-0.104	11/08/12	30,397,949
19,000,000		United States Treasury Bill	0.047-0.050	11/15/12	18,998,869
67,300,000	d	United States Treasury Bill	0.082-0.095	11/29/12	67,293,136
20,000,000		United States Treasury Bill	0.090	12/06/12	19,997,160
50,000,000	d	United States Treasury Bill	0.090	12/13/12	49,991,650

		TOTAL TREASURY DEBT			372,550,682

		TOTAL SHORT-TERM INVESTMENTS			372,550,682

		(Cost $372,545,898)
		TOTAL INVESTMENTS - 113.1%			2,569,282,491
		(Cost $2,470,034,722)
		OTHER ASSETS & LIABILITIES, NET - (13.1)%			(297,252,339)

		NET ASSETS - 100.0%			$2,272,030,152

		Abbreviation(s):
REIT		Real Estate Investment Trust

d		All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2012, the aggregate value of these securities amounted to $413,902,646 or 18.2% of net assets.

h		All or a portion of these securities were purchased on a delayed delivery basis.
i		Floating or variable rate security. Coupon reflects the rate at period end.
l		All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.
m		Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Bond Plus Fund

TIAA-CREF FUNDS
BOND PLUS FUND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 4.0%

AUTOMOBILES & COMPONENTS - 0.4%
$2,359,400	h	Allison Transmission Holdings, Inc	4.250%	08/23/19	$2,363,340
1,902,769	i	Delphi Automotive LLP	3.500	03/31/17	1,905,947

		TOTAL AUTOMOBILES & COMPONENTS			4,269,287

CAPITAL GOODS - 0.3%
1,500,000	i	Generac Power Systems, Inc	6.250	05/30/18	1,506,570
1,969,937	i	TransDigm, Inc	4.000	02/14/17	1,978,428

		TOTAL CAPITAL GOODS			3,484,998

CONSUMER SERVICES - 0.2%
1,372,752	i	DineEquity, Inc	4.250	10/19/17	1,380,480
1,294,000	i	Wendy’s International, Inc	4.750	05/15/19	1,302,903

		TOTAL CONSUMER SERVICES			2,683,383

DIVERSIFIED FINANCIALS - 0.6%
2,208,267	i	Pinafore LLC	4.250	09/29/16	2,212,860
3,000,000	i	Schaeffler Finance BV	6.000	01/27/17	3,028,140
1,970,000	i	TransUnion LLC	5.500	02/10/18	1,991,334

		TOTAL DIVERSIFIED FINANCIALS			7,232,334

ENERGY - 0.3%
2,992,500	i	Arch Coal, Inc	5.750	05/16/18	3,012,699

		TOTAL ENERGY			3,012,699

FOOD, BEVERAGE & TOBACCO - 0.3%
3,355,657	i	Del Monte Foods Co	4.500	03/08/18	3,349,651

		TOTAL FOOD, BEVERAGE & TOBACCO			3,349,651

HEALTH CARE EQUIPMENT & SERVICES - 1.1%
2,992,500	i	Bausch & Lomb, Inc	5.250	05/17/19	3,023,053
2,760,321	h	Capsugel Holdings US, Inc	4.750	08/01/18	2,768,602
2,165,875	i	Fresenius US Finance I, Inc, Term Loan D1	3.500	09/10/14	2,165,875
778,741	i	Fresenius US Finance I, Inc, Term Loan D2	3.500	09/10/14	778,741
3,000,000	i	HCA, Inc	3.482	05/01/18	3,001,890
975,018	i,m	IMS Health, Inc	4.500	08/26/17	979,084

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			12,717,245

MATERIALS - 0.2%
2,220,000	i	Ashland, Inc	3.750	08/23/18	2,233,364

		TOTAL MATERIALS			2,233,364

MEDIA - 0.3%
2,160,794	i	CSC Holdings LLC	1.995	03/29/16	2,159,778

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,496,250	i	MTL Publishing LLC	5.500%	06/29/18	$1,512,335

		TOTAL MEDIA			3,672,113

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
1,731,515	i	NBTY, Inc	4.250	10/01/17	1,737,229

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,737,229

RETAILING - 0.1%
992,500	i	Academy Ltd	6.000	08/03/18	994,981

		TOTAL RETAILING			994,981

SOFTWARE & SERVICES - 0.1%
1,496,250	i	Lawson Software, Inc	6.250	04/05/18	1,502,609

		TOTAL SOFTWARE & SERVICES			1,502,609

UTILITIES - 0.0%
250,000	h	Calpine Corp	4.500	09/27/19	251,562

		TOTAL UTILITIES			251,562

		TOTAL BANK LOAN OBLIGATIONS			47,141,455

		(Cost $46,806,083)

BONDS - 92.1%

CORPORATE BONDS - 41.9%

AUTOMOBILES & COMPONENTS - 0.3%
1,000,000		DaimlerChrysler Group LLC	8.000	06/15/19	1,060,000
1,000,000		Delphi Corp	5.875	05/15/19	1,080,000
500,000		Ford Motor Co	7.450	07/16/31	621,875
500,000	g	Hyundai Motor Manufacturer	4.500	04/15/15	534,100

		TOTAL AUTOMOBILES & COMPONENTS			3,295,975

BANKS - 7.2%
545,000	g	Abbey National Treasury Services plc	3.875	11/10/14	556,227
335,000		Abbey National Treasury Services plc	4.000	04/27/16	348,411
750,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.750	04/28/21	794,100
2,000,000	g	Australia & New Zealand Banking Group Ltd	2.400	11/23/16	2,095,400
575,000	g	Banco Davivienda S.A.	5.875	07/09/22	593,113
750,000	g	Banco de Bogota S.A.	5.000	01/15/17	793,125
750,000	g	Banco de Credito e Inversiones	3.000	09/13/17	748,898
725,000		Bancolombia S.A.	5.125	09/11/22	732,250
865,000		Bancolombia S.A.	5.950	06/03/21	973,125
590,000	g	Bank Nederlandse Gemeenten	1.375	09/27/17	592,925
235,000		Bank of America Corp	4.875	01/15/13	237,685
25,000		Bank of America Corp	4.900	05/01/13	25,581
3,475,000		Bank of America Corp	3.750	07/12/16	3,686,902
650,000		Bank of America Corp	5.300	03/15/17	721,789
25,000		Bank of America Corp	6.000	09/01/17	28,917
350,000		Bank of America Corp	5.750	12/01/17	402,695
1,000,000		Bank of America Corp	5.700	01/24/22	1,174,561

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,100,000		Bank of America Corp	5.875%	02/07/42	$1,285,801
6,450,000	g	Bank of Montreal	2.625	01/25/16	6,874,410
1,450,000	g	Bank of Nova Scotia	1.450	07/26/13	1,463,340
1,500,000	g	Bank of Nova Scotia	1.650	10/29/15	1,549,050
4,800,000	g	Bank of Nova Scotia	2.150	08/03/16	5,056,800
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	1,038,475
480,000	g	BBVA Banco Continental S.A.	5.000	08/26/22	493,200
2,000,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	2,126,600
3,000,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	3,093,000
3,000,000	g	Canadian Imperial Bank of Commerce	2.000	02/04/13	3,018,141
1,750,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	1,873,200
250,000		Capital One Bank USA NA	8.800	07/15/19	329,955
350,000		Capital One Capital V	8.875	05/15/40	355,867
1,000,000		Citigroup, Inc	2.250	08/07/15	1,015,255
625,000		Citigroup, Inc	6.000	12/13/13	662,852
285,000		Citigroup, Inc	5.000	09/15/14	300,595
4,585,000		Citigroup, Inc	3.953	06/15/16	4,905,767
5,650,000		Citigroup, Inc	4.450	01/10/17	6,205,836
93,000		Citigroup, Inc	6.125	05/15/18	110,095
100,000		Citigroup, Inc	4.500	01/14/22	109,798
300,000		Citigroup, Inc	5.875	01/30/42	361,438
225,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	238,790
2,700,000	g	Depfa ACS Bank	5.125	03/16/37	2,011,703
250,000		Deutsche Bank AG	3.875	08/18/14	262,646
345,000		Discover Bank	7.000	04/15/20	415,550
250,000		Golden West Financial Corp	4.750	10/01/12	250,000
1,000,000	g	HSBC Bank plc	3.100	05/24/16	1,053,787
500,000	g	HSBC Bank plc	4.125	08/12/20	550,616
275,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	273,076
1,150,000		HSBC USA, Inc	2.375	02/13/15	1,183,856
1,025,000	g	ICICI Bank Ltd	4.750	11/25/16	1,061,491
335,000		JPMorgan Chase & Co	5.125	09/15/14	359,457
2,948,000		JPMorgan Chase & Co	3.150	07/05/16	3,118,067
3,250,000		JPMorgan Chase & Co	3.250	09/23/22	3,295,155
475,000		JPMorgan Chase & Co	5.500	10/15/40	561,603
750,000		JPMorgan Chase & Co	5.400	01/06/42	871,872
250,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	248,946
500,000	g	Nordea Bank AB	4.250	09/21/22	496,902
1,150,000	g	PKO Finance AB	4.630	09/26/22	1,153,450
700,000	g,i	Rabobank Nederland NV	11.000	12/30/49	919,625
1,275,000	g	State Bank of India	4.125	08/01/17	1,304,255
125,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	131,491
425,000		Toronto-Dominion Bank	2.500	07/14/16	449,370
2,000,000	g	Toronto-Dominion Bank	1.625	09/14/16	2,067,600
675,000	g	Turkiye Garanti Bankasi AS.	4.000	09/13/17	675,405
1,000,000	g	Turkiye Halk Bankasi AS.	4.875	07/19/17	1,021,300
500,000		Union Bank NA	2.125	06/16/17	511,567
100,000		Union Bank of California NA	5.950	05/11/16	114,227
400,000		UnionBanCal Corp	3.500	06/18/22	423,053
1,000,000		US Bancorp	1.650	05/15/17	1,023,719
475,000		US Bancorp	2.950	07/15/22	479,519
350,000		Wachovia Bank NA	5.850	02/01/37	440,192

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		Wells Fargo & Co	1.500%	07/01/15	$508,413
650,000		Wells Fargo & Co	2.100	05/08/17	672,480
1,150,000		Wells Fargo & Co	3.500	03/08/22	1,226,426

		TOTAL BANKS			86,110,788

CAPITAL GOODS - 1.5%
250,000		Alliant Techsystems, Inc	6.875	09/15/20	272,500
225,000		Anixter, Inc	5.625	05/01/19	235,125
1,200,000		Caterpillar, Inc	1.375	05/27/14	1,217,628
950,000		Caterpillar, Inc	1.500	06/26/17	970,028
500,000		Chesapeake Midstream Partners LP	6.125	07/15/22	528,750
1,600,000		Danaher Corp	1.300	06/23/14	1,624,965
650,000		Deere & Co	2.600	06/08/22	667,169
1,000,000	g	Empresas ICA SAB de C.V.	8.900	02/04/21	1,045,000
75,000		General Electric Co	5.250	12/06/17	88,739
500,000		Harsco Corp	5.125	09/15/13	516,113
837,500		Huntington Ingalls Industries, Inc	6.875	03/15/18	907,641
750,000	g	Hyva Global BV	8.625	03/24/16	671,250
900,000	g	Kinetic Concepts, Inc	10.500	11/01/18	951,750
660,000	g	Rexel S.A.	6.125	12/15/19	679,800
100,000	g	Schaeffler Finance BV	7.750	02/15/17	110,500
600,000	g	Schaeffler Finance BV	8.500	02/15/19	672,000
500,000		Seagate HDD Cayman	7.750	12/15/18	552,500
500,000		Seagate HDD Cayman	6.875	05/01/20	533,125
1,420,000		Seagate HDD Cayman	7.000	11/01/21	1,519,400
947,000	g	Sealed Air Corp	8.125	09/15/19	1,053,537
947,000	g	Sealed Air Corp	8.375	09/15/21	1,060,640
1,000,000		SPX Corp	6.875	09/01/17	1,117,500
772,000		Tomkins LLC	9.000	10/01/18	860,780
500,000		TransDigm, Inc	7.750	12/15/18	552,500
875,000		United Technologies Corp	1.800	06/01/17	907,528

		TOTAL CAPITAL GOODS			19,316,468

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
475,000	g	ADT Corp	2.250	07/15/17	488,891
225,000	g	ADT Corp	3.500	07/15/22	233,751
475,000		eBay, Inc	0.700	07/15/15	477,254
725,000		eBay, Inc	1.350	07/15/17	733,692
670,000		Republic Services, Inc	3.800	05/15/18	744,982
375,000		Republic Services, Inc	6.200	03/01/40	470,248
335,000		Waste Management, Inc	6.125	11/30/39	421,920

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			3,570,738

CONSUMER DURABLES & APPAREL - 0.3%
275,000		DR Horton, Inc	4.750	05/15/17	292,875
1,000,000		Hanesbrands, Inc	8.000	12/15/16	1,105,010
500,000		Hanesbrands, Inc	6.375	12/15/20	542,500
500,000		Phillips-Van Heusen Corp	7.375	05/15/20	565,000
325,000		Rio Tinto Finance USA plc	2.875	08/21/22	323,553
1,100,000		Whirlpool Corp	8.600	05/01/14	1,222,774

		TOTAL CONSUMER DURABLES & APPAREL			4,051,712

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

CONSUMER SERVICES - 0.6%
$795,000		Ameristar Casinos, Inc	7.500%	04/15/21	$854,625
500,000		DineEquity, Inc	9.500	10/30/18	563,750
1,000,000		Marina District Finance Co, Inc	9.500	10/15/15	1,008,750
500,000	g	MGM Resorts International	6.750	10/01/20	500,000
1,000,000		Penn National Gaming, Inc	8.750	08/15/19	1,120,000
1,000,000		Speedway Motorsports, Inc	6.750	02/01/19	1,062,500
665,000	g	Transnet SOC Ltd	4.000	07/26/22	675,972
1,000,000		Walt Disney Co	1.125	02/15/17	1,011,245
500,000		Wynn Las Vegas LLC	7.875	11/01/17	545,000

		TOTAL CONSUMER SERVICES			7,341,842

DIVERSIFIED FINANCIALS - 5.9%
500,000	g	Ajecorp BV	6.500	05/14/22	526,250
875,000		American Express Centurion Bank	6.000	09/13/17	1,061,400
1,000,000		American Express Credit Corp	5.875	05/02/13	1,031,391
1,375,000		American Express Credit Corp	1.750	06/12/15	1,406,449
250,000		American Express Credit Corp	2.800	09/19/16	265,808
1,000,000	g	Bangkok Bank PCL	2.750	03/27/18	1,001,921
500,000		Bank of New York Mellon Corp	1.200	02/20/15	506,742
200,000		Bank of New York Mellon Corp	2.300	07/28/16	209,626
1,350,000		Bank of New York Mellon Corp	1.969	06/20/17	1,397,417
275,000		Bank of New York Mellon Corp	5.450	05/15/19	326,821
1,000,000	g	BBVA Bancomer S.A.	6.750	09/30/22	1,092,500
925,000		Berkshire Hathaway, Inc	1.900	01/31/17	957,753
500,000		BlackRock, Inc	3.500	12/10/14	532,344
825,000		BlackRock, Inc	1.375	06/01/15	840,577
1,350,000		BlackRock, Inc	4.250	05/24/21	1,511,719
500,000		BlackRock, Inc	3.375	06/01/22	529,524
1,575,000		Capital One Financial Corp	3.150	07/15/16	1,672,485
300,000		Countrywide Financial Corp	6.250	05/15/16	327,124
1,000,000		Credit Suisse	5.500	05/01/14	1,067,974
1,500,000		Ford Motor Credit Co LLC	3.000	06/12/17	1,526,838
1,000,000		Ford Motor Credit Co LLC	5.750	02/01/21	1,120,069
650,000		Ford Motor Credit Co LLC	4.250	09/20/22	666,093
225,000		General Electric Capital Corp	2.800	01/08/13	226,426
850,000		General Electric Capital Corp	1.875	09/16/13	862,045
950,000		General Electric Capital Corp	2.300	04/27/17	976,543
5,815,000		General Electric Capital Corp	4.650	10/17/21	6,517,301
400,000		General Electric Capital Corp	6.875	01/10/39	534,442
500,000	i	Goldman Sachs Capital II	4.000	06/01/43	376,580
600,000		Goldman Sachs Group, Inc	5.450	11/01/12	602,354
275,000		Goldman Sachs Group, Inc	3.300	05/03/15	286,157
175,000		Goldman Sachs Group, Inc	7.500	02/15/19	217,034
2,450,000		Goldman Sachs Group, Inc	5.750	01/24/22	2,822,096
150,000		Goldman Sachs Group, Inc	6.450	05/01/36	157,165
375,000		Goldman Sachs Group, Inc	6.750	10/01/37	401,731
500,000		Goldman Sachs Group, Inc	6.250	02/01/41	578,484
825,000	g	Grupo Aval Ltd	4.750	09/26/22	812,625
1,165,000		HSBC Finance Corp	4.750	07/15/13	1,198,888
200,000	g	International Lease Finance Corp	6.500	09/01/14	215,000
150,000		International Lease Finance Corp	8.625	09/15/15	170,813

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,070,000		International Lease Finance Corp	5.750%	05/15/16	$2,194,701
1,000,000		International Lease Finance Corp	5.875	08/15/22	1,033,050
625,000	g	Inversiones CMPC S.A.	4.500	04/25/22	649,259
100,000		Jefferies Group, Inc	6.250	01/15/36	99,000
1,750,000		John Deere Capital Corp	0.875	04/17/15	1,762,196
1,250,000		John Deere Capital Corp	0.950	06/29/15	1,261,251
1,705,000		John Deere Capital Corp	2.250	06/07/16	1,785,418
500,000		John Deere Capital Corp	1.400	03/15/17	510,820
375,000		John Deere Capital Corp	2.750	03/15/22	386,132
3,000,000		KFW	2.625	01/25/22	3,159,204
625,000		Korea Development Bank	3.000	09/14/22	625,688
300,000		Kreditanstalt fuer Wiederaufbau	4.875	01/17/17	351,930
750,000	g	Lukoil International Finance BV	6.125	11/09/20	846,750
500,000	g	Majapahit Holding BV	7.875	06/29/37	648,750
275,000		MBNA Corp	6.125	03/01/13	281,024
1,650,000		Merrill Lynch & Co, Inc	5.450	02/05/13	1,675,212
800,000		Merrill Lynch & Co, Inc	6.400	08/28/17	930,690
1,000,000		Morgan Stanley	2.875	01/24/14	1,013,304
500,000		Morgan Stanley	5.375	10/15/15	538,577
1,000,000		Morgan Stanley	5.500	07/28/21	1,094,387
500,000		Morgan Stanley	6.375	07/24/42	550,682
175,000		NASDAQ OMX Group, Inc	5.550	01/15/20	188,271
400,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	415,204
250,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	369,942
750,000	g	NongHyup Bank	2.250	09/19/17	749,576
720,000	g	Odebrecht Finance Ltd	6.000	04/05/23	799,200
730,000	g	Reliance Holdings USA	4.500	10/19/20	748,173
825,000	g	Sberbank of Russia Via SB Capital S.A.	6.125	02/07/22	911,625
450,000		State Street Corp	4.300	05/30/14	477,508
4,375,000	g	Temasek Financial I Ltd	2.375	01/23/23	4,370,157
500,000		Toyota Motor Credit Corp	2.050	01/12/17	519,950
1,000,000		UBS AG.	2.250	01/28/14	1,015,809

		TOTAL DIVERSIFIED FINANCIALS			68,497,949

ENERGY - 4.5%
160,000		Anadarko Petroleum Corp	6.950	06/15/19	200,443
260,000		Anadarko Petroleum Corp	6.450	09/15/36	322,125
325,000		Apache Corp	1.750	04/15/17	335,601
855,000		Apache Corp	4.750	04/15/43	976,963
500,000		Arch Coal, Inc	8.750	08/01/16	490,000
833,000		Arch Coal, Inc	7.000	06/15/19	699,720
215,000	g	Ashland, Inc	4.750	08/15/22	219,837
350,000		Baker Hughes, Inc	3.200	08/15/21	380,576
1,000,000		BP Capital Markets plc	5.250	11/07/13	1,051,775
2,045,000		BP Capital Markets plc	3.200	03/11/16	2,195,123
1,250,000		BP Capital Markets plc	1.846	05/05/17	1,276,819
1,250,000		BP Capital Markets plc	3.245	05/06/22	1,322,722
400,000	g	Chaparral Energy, Inc	7.625	11/15/22	420,000
770,000		Cimarex Energy Co	5.875	05/01/22	812,350
500,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	543,750
950,000		Concho Resources, Inc	5.500	04/01/23	992,750
575,000		ConocoPhillips	6.500	02/01/39	827,434

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		Consol Energy Inc	8.250%	04/01/20	$523,750
925,000	g	Continental Resources, Inc	5.000	09/15/22	966,625
415,000		Continental Resources, Inc	5.000	09/15/22	432,638
580,000	g	Crosstex Energy LP	7.125	06/01/22	577,100
575,000		Crosstex Energy, Inc	8.875	02/15/18	615,250
625,000		Devon Energy Corp	1.875	05/15/17	637,110
700,000		Devon Energy Corp	3.250	05/15/22	728,318
500,000		Devon Energy Corp	5.600	07/15/41	593,230
300,000		Devon Energy Corp	4.750	05/15/42	321,452
875,000	g	Dolphin Energy Ltd	5.500	12/15/21	1,011,937
300,000	g	Drill Rigs Holdings, Inc	6.500	10/01/17	298,125
500,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	576,712
470,000	g	Empresa Nacional del Petroleo	4.750	12/06/21	502,901
250,000		Encore Acquisition Co	9.500	05/01/16	271,250
275,000		Enterprise Products Operating LLC	5.600	10/15/14	300,456
75,000		Enterprise Products Operating LLC	5.000	03/01/15	82,132
115,000		Enterprise Products Operating LLC	6.125	10/15/39	138,213
135,000		Enterprise Products Operating LLC	5.950	02/01/41	159,695
425,000		Enterprise Products Operating LLC	5.700	02/15/42	491,090
750,000		Enterprise Products Operating LLC	4.450	02/15/43	741,824
350,000		EOG Resources, Inc	4.100	02/01/21	397,859
500,000		Gaz Capital S.A.	6.212	11/22/16	555,650
500,000	g	Gazprom Neft OAO	4.375	09/19/22	497,500
350,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	05/23/16	370,569
175,000		Hess Corp	8.125	02/15/19	231,544
285,000		Hess Corp	6.000	01/15/40	345,824
750,000		Marathon Petroleum Corp	3.500	03/01/16	795,266
275,000		MarkWest Energy Partners LP	6.750	11/01/20	297,687
425,000		MarkWest Energy Partners LP	5.500	02/15/23	445,188
300,000		Newfield Exploration Co	5.750	01/30/22	335,250
900,000		Newfield Exploration Co	5.625	07/01/24	999,000
125,000		Noble Holding International Ltd	3.450	08/01/15	132,229
350,000		Noble Holding International Ltd	4.900	08/01/20	390,974
1,225,000		Occidental Petroleum Corp	1.500	02/15/18	1,246,777
350,000		Occidental Petroleum Corp	4.100	02/01/21	403,594
500,000		Peabody Energy Corp	7.375	11/01/16	566,250
100,000		Pemex Project Funding Master Trust	5.750	03/01/18	117,125
150,000		Pemex Project Funding Master Trust	6.625	06/15/35	188,250
125,000		Pemex Project Funding Master Trust	6.625	06/15/38	156,875
875,000	g	Pertamina Persero PT	4.875	05/03/22	941,719
900,000	g	Pertamina Persero PT	6.000	05/03/42	976,500
675,000	g	Pertamina PT	5.250	05/23/21	745,031
500,000	g	Pertamina PT	6.500	05/27/41	572,500
750,000		Petrobras International Finance Co	3.875	01/27/16	793,358
500,000		Petrobras International Finance Co	7.875	03/15/19	628,040
494,000		Petrobras International Finance Co	6.875	01/20/40	618,459
100,000		Petroleos Mexicanos	8.000	05/03/19	130,850
325,000		Petroleos Mexicanos	5.500	01/21/21	381,063
475,000		Petroleos Mexicanos	4.875	01/24/22	536,750
540,000		Petroleos Mexicanos	6.500	06/02/41	673,110
575,000		Petroleos Mexicanos	5.500	06/27/44	632,500
430,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	552,550

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$700,000	g	Phillips 66	1.950%	03/05/15	$716,246
625,000	g	Phillips 66	4.300	04/01/22	684,285
800,000		Precision Drilling Trust	6.625	11/15/20	852,000
500,000	g	PTTEP Canada International Finance Ltd	5.692	04/05/21	576,567
100,000		Range Resources Corp	7.250	05/01/18	105,750
500,000		Range Resources Corp	5.750	06/01/21	537,500
600,000		Regency Energy Partners LP	6.500	07/15/21	642,000
200,000		Regency Energy Partners LP	5.500	04/15/23	202,250
500,000	g	SandRidge Energy, Inc	8.000	06/01/18	525,000
600,000	g	Schlumberger Investment S.A.	2.400	08/01/22	593,911
675,000		SESI LLC	7.125	12/15/21	745,875
250,000		Shell International Finance BV	3.100	06/28/15	267,231
525,000		Shell International Finance BV	4.300	09/22/19	613,339
125,000		Shell International Finance BV	6.375	12/15/38	180,025
300,000	g	SM Energy Co	6.500	01/01/23	315,000
1,495,000		Southwestern Energy Co	7.500	02/01/18	1,802,460
200,000		Statoil ASA	2.900	10/15/14	209,860
1,000,000		Total Capital International S.A.	1.500	02/17/17	1,017,799
500,000		TransCanada Pipelines Ltd	5.850	03/15/36	656,661
250,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	267,332
125,000		Vale Overseas Ltd	5.625	09/15/19	140,627
215,000		Vale Overseas Ltd	4.375	01/11/22	226,000
125,000		Vale Overseas Ltd	6.875	11/21/36	144,735
205,000		Vale Overseas Ltd	6.875	11/10/39	239,105
600,000		XTO Energy, Inc	6.250	04/15/13	617,792
300,000		XTO Energy, Inc	4.625	06/15/13	308,377

		TOTAL ENERGY			52,881,364

FOOD & STAPLES RETAILING - 0.3%
185,000		CVS Caremark Corp	3.250	05/18/15	196,709
1,000,000		CVS Caremark Corp	5.750	06/01/17	1,206,044
50,000		CVS Caremark Corp	6.600	03/15/19	63,898
275,000		Delhaize Group S.A.	5.875	02/01/14	288,923
500,000		Ingles Markets, Inc	8.875	05/15/17	538,750
75,000		Kroger Co	5.000	04/15/13	76,636
295,000		Stater Bros Holdings, Inc	7.750	04/15/15	301,269
300,000		Stater Bros Holdings, Inc	7.375	11/15/18	323,250

		TOTAL FOOD & STAPLES RETAILING			2,995,479

FOOD, BEVERAGE & TOBACCO - 1.2%
500,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	532,638
1,250,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	1,265,267
2,725,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	2,763,597
575,000		Anheuser-Busch InBev Worldwide, Inc	3.750	07/15/42	576,415
750,000	g	BRF-Brasil Foods S.A.	5.875	06/06/22	819,375
750,000		Coca-Cola Co	0.750	03/13/15	756,562
350,000		Constellation Brands, Inc	4.625	03/01/23	357,000
750,000		Diageo Capital plc	1.500	05/11/17	763,027
650,000		HJ Heinz Co	1.500	03/01/17	659,700
620,000		Kraft Foods, Inc	6.500	02/09/40	839,809
25,000		PepsiAmericas, Inc	4.375	02/15/14	26,286
38,000		PepsiCo, Inc	7.900	11/01/18	51,517

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000	g	Pernod-Ricard S.A.	2.950%	01/15/17	$1,043,300
550,000	g	Pernod-Ricard S.A.	4.450	01/15/22	606,350
550,000		Philip Morris International, Inc	6.875	03/17/14	600,869
100,000		Philip Morris International, Inc	6.375	05/16/38	138,527
900,000	g	Post Holdings, Inc	7.375	02/15/22	956,250
430,000		Smithfield Foods, Inc	6.625	08/15/22	446,125
500,000		TreeHouse Foods, Inc	7.750	03/01/18	546,250

		TOTAL FOOD, BEVERAGE & TOBACCO			13,748,864

HEALTH CARE EQUIPMENT & SERVICES - 1.0%
250,000		Becton Dickinson and Co	1.750	11/08/16	258,713
1,000,000		CHS	8.000	11/15/19	1,097,500
750,000		Covidien International Finance S.A.	1.350	05/29/15	759,665
375,000		Covidien International Finance S.A.	3.200	06/15/22	396,248
1,722,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	1,842,540
400,000	g	Fresenius US Finance II, Inc	9.000	07/15/15	461,000
500,000		HCA, Inc	8.500	04/15/19	563,750
165,000		HCA, Inc	6.500	02/15/20	183,563
500,000		HCA, Inc	7.875	02/15/20	561,875
975,000		HCA, Inc	5.875	03/15/22	1,056,656
500,000		Healthsouth Corp	7.250	10/01/18	541,250
1,500,000		LifePoint Hospitals, Inc	6.625	10/01/20	1,627,500
228,000		McKesson Corp	3.250	03/01/16	245,330
275,000		Medtronic, Inc	4.750	09/15/15	307,822
500,000		Quest Diagnostics, Inc	6.400	07/01/17	594,794
750,000		Thermo Fisher Scientific, Inc	3.200	03/01/16	799,670
475,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	493,018

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			11,790,894

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
500,000		Clorox Co	3.800	11/15/21	536,765
380,000		Colgate-Palmolive Co	2.300	05/03/22	385,008
375,000		Ecolab, Inc	4.350	12/08/21	425,427
1,125,000	g	Reynolds Group Issuer, Inc	5.750	10/15/20	1,125,000

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			2,472,200

INSURANCE - 1.3%
275,000		ACE INA Holdings, Inc	5.875	06/15/14	299,103
240,000		Aetna, Inc	6.500	09/15/18	299,198
150,000		Aetna, Inc	6.625	06/15/36	195,467
375,000		Allstate Corp	7.450	05/16/19	490,870
500,000		American International Group, Inc	3.650	01/15/14	514,769
225,000		CHS	5.125	08/15/18	233,438
400,000		Chubb Corp	6.000	05/11/37	541,728
80,000		CIGNA Corp	5.125	06/15/20	92,338
1,000,000		CIGNA Corp	4.500	03/15/21	1,110,662
525,000		Hartford Financial Services Group, Inc	4.000	03/30/15	553,572
925,000		Hartford Financial Services Group, Inc	4.000	10/15/17	994,223
250,000		Lincoln National Corp	7.000	06/15/40	311,503
550,000		Metlife, Inc	5.000	06/15/15	610,666
525,000		Metlife, Inc	6.750	06/01/16	628,381
275,000		Metlife, Inc	5.700	06/15/35	337,912

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		Metlife, Inc	4.125%	08/13/42	$984,582
600,000	g	Principal Life Global Funding I	5.125	10/15/13	626,469
650,000		Prudential Financial, Inc	6.200	11/15/40	776,394
1,400,000	i	Prudential Financial, Inc	5.875	09/15/42	1,435,000
300,000	g	Prudential Funding LLC	6.750	09/15/23	364,908
300,000		Travelers Cos, Inc	5.800	05/15/18	369,014
100,000		Unum Group	5.625	09/15/20	111,786
275,000		WellPoint, Inc	5.850	01/15/36	318,765
500,000		WellPoint, Inc	4.625	05/15/42	504,738
2,000,000		Willis Group Holdings plc	4.125	03/15/16	2,122,970
150,000		WR Berkley Corp	5.375	09/15/20	165,136

		TOTAL INSURANCE			14,993,592

MATERIALS - 3.0%
300,000		3M Co	5.700	03/15/37	412,952
350,000		Air Products & Chemicals, Inc	4.150	02/01/13	354,449
75,000		Airgas, Inc	4.500	09/15/14	79,846
250,000		Airgas, Inc	7.125	10/01/18	269,684
1,000,000		Albemarle Corp	4.500	12/15/20	1,113,128
750,000	g	Anglo American Capital plc	2.625	04/03/17	758,700
325,000	g	Anglo American Capital plc	4.450	09/27/20	340,866
750,000	g	Anglo American Capital plc	4.125	09/27/22	752,923
440,000		ArcelorMittal	4.750	02/25/17	431,578
375,000		ArcelorMittal	6.500	02/25/22	369,364
120,000		Ball Corp	7.375	09/01/19	133,800
1,000,000		Ball Corp	5.750	05/15/21	1,077,500
1,000,000		Barrick Gold Corp	3.850	04/01/22	1,049,762
850,000		Barrick North America Finance LLC	4.400	05/30/21	924,763
450,000	g	Belden, Inc	5.500	09/01/22	460,125
750,000	g	Braskem America Finance Co	7.125	07/22/41	795,000
1,500,000		Celanese US Holdings LLC	6.625	10/15/18	1,642,500
1,027,500	g	Cemex SAB de C.V.	9.000	01/11/18	1,027,500
1,500,000		CF Industries, Inc	7.125	05/01/20	1,882,500
325,000	g	CommScope, Inc	8.250	01/15/19	351,000
200,000	g	Corp Nacional del Cobre de Chile	4.250	07/17/42	197,788
1,385,000		Crown Americas LLC	6.250	02/01/21	1,544,275
469,000		Dow Chemical Co	4.125	11/15/21	510,307
750,000	g	Fibria Overseas Finance Ltd	6.750	03/03/21	800,625
1,250,000		Freeport-McMoRan Copper & Gold, Inc	1.400	02/13/15	1,259,004
750,000	g	Georgia-Pacific LLC	8.250	05/01/16	807,072
975,000		Graphic Packaging International, Inc	9.500	06/15/17	1,067,625
250,000		International Paper Co	7.300	11/15/39	330,929
455,000	g	Longview Fibre Paper & Packaging, Inc	8.000	06/01/16	474,338
2,000,000		LyondellBasell Industries NV	5.000	04/15/19	2,125,000
825,000	g	Mexichem SAB de C.V.	4.875	09/19/22	837,375
750,000		Newmont Mining Corp	3.500	03/15/22	760,816
375,000		Newmont Mining Corp	4.875	03/15/42	384,354
200,000		Praxair, Inc	5.250	11/15/14	218,907
500,000		Praxair, Inc	2.450	02/15/22	502,976
1,450,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	1,502,925
680,000	g	Rock-Tenn Co	4.450	03/01/19	717,272
820,000	g	Rock-Tenn Co	4.900	03/01/22	888,284

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$400,000		Rockwood Specialties Group, Inc	4.625%	10/15/20	$406,000
250,000	g	Sappi Papier Holding AG.	6.625	04/15/21	240,000
500,000		Silgan Holdings, Inc	5.000	04/01/20	523,125
700,000		Teck Resources Ltd	2.500	02/01/18	703,053
800,000		Teck Resources Ltd	3.750	02/01/23	791,395
125,000		Teck Resources Ltd	6.000	08/15/40	131,711
900,000		Teck Resources Ltd	5.200	03/01/42	846,362
650,000		Teck Resources Ltd	5.400	02/01/43	634,240
950,000	g	Tronox Finance LLC	6.375	08/15/20	959,500
355,000	g	USG Corp	7.875	03/30/20	383,844
500,000	g	Verso Paper Holdings LLC	11.750	01/15/19	527,500
350,000	g	Xstrata Canada Financial Corp	4.950	11/15/21	374,984

		TOTAL MATERIALS			35,679,526

MEDIA - 2.6%
2,000,000		AMC Entertainment, Inc	8.750	06/01/19	2,205,000
1,000,000		Cablevision Systems Corp	8.625	09/15/17	1,162,500
200,000		CBS Corp	1.950	07/01/17	205,012
1,100,000		CCO Holdings LLC	7.000	01/15/19	1,190,750
1,300,000		CCO Holdings LLC	6.500	04/30/21	1,391,000
1,462,000		Cinemark USA, Inc	8.625	06/15/19	1,622,820
1,000,000		Comcast Corp	4.650	07/15/42	1,069,609
1,750,000		DIRECTV Holdings LLC	2.400	03/15/17	1,796,819
850,000		DIRECTV Holdings LLC	5.150	03/15/42	864,770
500,000		Discovery Communications LLC	4.950	05/15/42	544,730
2,015,000	g	DISH DBS Corp	4.625	07/15/17	2,060,337
250,000		Interpublic Group of Cos, Inc	6.250	11/15/14	270,000
2,935,000		Lamar Media Corp	7.875	04/15/18	3,243,175
2,000,000		NBC Universal Media LLC	4.375	04/01/21	2,267,872
475,000		NBC Universal Media LLC	2.875	01/15/23	474,131
100,000		News America, Inc	7.250	05/18/18	126,627
125,000		News America, Inc	7.625	11/30/28	160,805
90,000		News America, Inc	6.550	03/15/33	105,611
325,000		News America, Inc	6.650	11/15/37	412,406
250,000		News America, Inc	6.900	08/15/39	324,408
963,000		Nielsen Finance LLC	7.750	10/15/18	1,085,782
400,000	g,h	Nielsen Finance LLC	4.500	10/01/20	397,500
500,000	g	Starz LLC	5.000	09/15/19	511,250
350,000		Time Warner Cable, Inc	8.750	02/14/19	476,539
625,000		Time Warner Cable, Inc	8.250	04/01/19	838,889
1,075,000		Time Warner Cable, Inc	4.500	09/15/42	1,072,073
250,000		Time Warner, Inc	3.150	07/15/15	266,795
1,000,000		Time Warner, Inc	4.700	01/15/21	1,148,563
275,000		Time Warner, Inc	6.500	11/15/36	348,940
700,000		Time Warner, Inc	4.900	06/15/42	768,025
1,500,000		Viacom, Inc	1.250	02/27/15	1,515,652
700,000		Viacom, Inc	2.500	12/15/16	737,393

		TOTAL MEDIA			30,665,783

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
3,100,000	g	Aristotle Holding, Inc	2.100	02/12/15	3,180,144
625,000	g	Aristotle Holding, Inc	3.900	02/15/22	680,907

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$257,000		Endo Health Solutions, Inc	7.250%	01/15/22	$277,560
1,079,000		Endo Pharmaceuticals Holdings, Inc	7.000	07/15/19	1,162,623
250,000		Merck & Co, Inc	3.875	01/15/21	284,855
225,000		Merck & Co, Inc	3.600	09/15/42	225,975
1,000,000	g	Mylan, Inc	7.625	07/15/17	1,107,500
444,000		NBTY, Inc	9.000	10/01/18	493,950
135,000		Novartis Capital Corp	4.125	02/10/14	141,721
150,000		Novartis Capital Corp	2.900	04/24/15	159,300
300,000		Novartis Capital Corp	3.700	09/21/42	310,172
2,000,000		Sanofi-Aventis S.A.	2.625	03/29/16	2,116,674
220,000		Schering-Plough Corp	6.550	09/15/37	325,498
250,000		Watson Pharmaceuticals, Inc	1.875	10/01/17	252,782
350,000		Watson Pharmaceuticals, Inc	3.250	10/01/22	354,483

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			11,074,144

REAL ESTATE - 1.1%
100,000		AMB Property LP	7.625	08/15/14	109,729
150,000		AMB Property LP	4.500	08/15/17	161,437
100,000		Brandywine Operating Partnership LP	7.500	05/15/15	113,134
1,250,000		Brandywine Operating Partnership LP	4.950	04/15/18	1,342,919
170,000		Camden Property Trust	4.625	06/15/21	190,830
1,000,000		Developers Diversified Realty Corp	4.750	04/15/18	1,109,478
500,000		Developers Diversified Realty Corp	7.875	09/01/20	644,518
325,000		Duke Realty LP	3.875	10/15/22	330,512
25,000		Federal Realty Investment Trust	5.650	06/01/16	28,241
225,000		Federal Realty Investment Trust	3.000	08/01/22	223,910
1,325,000		Health Care REIT, Inc	3.625	03/15/16	1,398,572
200,000		Healthcare Realty Trust, Inc	5.750	01/15/21	220,206
1,783,000		Highwoods Properties, Inc	5.850	03/15/17	1,957,169
1,000,000		Host Hotels & Resorts LP	5.875	06/15/19	1,100,000
125,000		Kilroy Realty Corp	5.000	11/03/15	135,735
250,000		Kilroy Realty LP	4.800	07/15/18	276,324
300,000		National Retail Properties, Inc	5.500	07/15/21	340,682
150,000		Regency Centers LP	5.250	08/01/15	163,515
25,000		Regency Centers LP	5.875	06/15/17	28,884
25,000		Simon Property Group LP	5.250	12/01/16	28,641
825,000		Simon Property Group LP	2.800	01/30/17	868,515
210,000		Simon Property Group LP	10.350	04/01/19	302,206
1,000,000		Simon Property Group LP	3.375	03/15/22	1,049,929
185,000		Ventas Realty LP	3.125	11/30/15	192,780
500,000		Ventas Realty LP	4.000	04/30/19	534,171
100,000		Ventas Realty LP	4.250	03/01/22	106,344

		TOTAL REAL ESTATE			12,958,381

RETAILING - 1.1%
907,000		Amerigas Partners LP	6.500	05/20/21	952,350
810,000	g	Continental Rubber Of America Corp	4.500	09/15/19	827,415
1,500,000		Ferrellgas LP	6.500	05/01/21	1,451,250
350,000		Home Depot, Inc	4.400	04/01/21	413,912
1,000,000		Limited Brands, Inc	7.000	05/01/20	1,135,000
625,000		Limited Brands, Inc	6.625	04/01/21	709,375
810,000		Limited Brands, Inc	5.625	02/15/22	872,775

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,805,000		Macy’s Retail Holdings, Inc	5.900%	12/01/16	$2,107,314
325,000		Macy’s Retail Holdings, Inc	3.875	01/15/22	350,370
295,000		O’Reilly Automotive, Inc	4.625	09/15/21	321,630
100,000		O’Reilly Automotive, Inc	3.800	09/01/22	103,629
600,000	g	Penske Automotive Group, Inc	5.750	10/01/22	615,000
1,500,000	g	QVC, Inc	7.125	04/15/17	1,582,812
150,000	g	QVC, Inc	5.125	07/02/22	158,852
250,000		Wal-Mart Stores, Inc	5.000	10/25/40	303,158
700,000		Wal-Mart Stores, Inc	5.625	04/15/41	933,827

		TOTAL RETAILING			12,838,669

SOFTWARE & SERVICES - 1.5%
100,000		Fidelity National Information Services, Inc	7.625	07/15/17	109,500
3,000,000		Fidelity National Information Services, Inc	5.000	03/15/22	3,097,500
750,000		International Business Machines Corp	0.550	02/06/15	751,954
7,000,000		International Business Machines Corp	0.750	05/11/15	7,045,605
950,000		International Business Machines Corp	1.250	02/06/17	965,672
500,000	g	Lawson Software, Inc	9.375	04/01/19	555,000
165,000		Microsoft Corp	0.875	09/27/13	166,088
75,000	g	NCR Corp	5.000	07/15/22	75,750
200,000		Oracle Corp	5.750	04/15/18	248,188
185,000		Oracle Corp	3.875	07/15/20	211,791
400,000	g	Sophia LP	9.750	01/15/19	430,000
1,925,000	g	SPL Logistics Escrow LLC	8.875	08/01/20	2,059,750
500,000		SunGard Data Systems, Inc	4.875	01/15/14	517,500
1,000,000		SunGard Data Systems, Inc	7.375	11/15/18	1,072,500

		TOTAL SOFTWARE & SERVICES			17,306,798

TECHNOLOGY HARDWARE & EQUIPMENT - 0.8%
785,000		Brocade Communications Systems, Inc	6.625	01/15/18	814,438
287,000		Brocade Communications Systems, Inc	6.875	01/15/20	309,960
350,000		Hewlett-Packard Co	2.350	03/15/15	356,637
2,000,000		International Business Machines Corp	1.875	08/01/22	1,946,796
1,160,000		Jabil Circuit, Inc	5.625	12/15/20	1,241,200
100,000		L-3 Communications Corp	6.375	10/15/15	101,150
1,000,000		L-3 Communications Corp	4.950	02/15/21	1,114,551
500,000		Scientific Games Corp	8.125	09/15/18	546,250
814,000		Scientific Games Corp	9.250	06/15/19	903,540
1,000,000		Tyco Electronics Group S.A.	1.600	02/03/15	1,014,960
525,000		Xerox Corp	8.250	05/15/14	582,365
225,000		Xerox Corp	4.500	05/15/21	239,074

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			9,170,921

TELECOMMUNICATION SERVICES - 1.6%
1,040,000		America Movil SAB de C.V.	3.125	07/16/22	1,071,701
575,000		America Movil SAB de C.V.	4.375	07/16/42	596,369
475,000		American Tower Corp	4.700	03/15/22	521,040
2,250,000		AT&T, Inc	2.950	05/15/16	2,417,758
275,000		AT&T, Inc	6.150	09/15/34	349,735
800,000		AT&T, Inc	6.300	01/15/38	1,050,173
500,000		Axiata SPV1 (Labuan) Ltd	5.375	04/28/20	560,394
85,000		BellSouth Corp	6.550	06/15/34	102,753

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$550,000		Cellco Partnership	8.500%	11/15/18	$770,589
500,000		Cricket Communications, Inc	7.750	05/15/16	527,500
750,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	767,120
425,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	456,943
750,000	g	Globo Comunicacao e Participacoes S.A.	4.875	04/11/22	812,813
1,000,000		Intelsat Bermuda Ltd	11.250	02/04/17	1,057,500
1,050,000	g	Oi S.A.	5.750	02/10/22	1,099,875
500,000		Qwest Communications International, Inc	7.125	04/01/18	530,650
75,000		Telecom Italia Capital S.A.	6.999	06/04/18	82,687
75,000		Telecom Italia Capital S.A.	7.175	06/18/19	82,688
1,000,000		Telefonica Emisiones SAU	3.992	02/16/16	995,000
500,000		Telefonica Emisiones SAU	5.462	02/16/21	490,000
500,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	592,318
885,000	g	Telemar Norte Leste S.A.	5.500	10/23/20	929,250
275,000		Verizon Communications, Inc	5.250	04/15/13	282,134
210,000		Verizon Communications, Inc	8.750	11/01/18	293,193
225,000		Verizon Communications, Inc	8.950	03/01/39	392,079
275,000		Verizon Virginia, Inc	4.625	03/15/13	280,059
750,000	g	Vimpelcom Holdings	7.504	03/01/22	786,563
500,000		Virgin Media Secured Finance plc	5.250	01/15/21	580,077

		TOTAL TELECOMMUNICATION SERVICES			18,478,961

TRANSPORTATION - 1.2%
655,000	g	Asciano Finance	5.000	04/07/18	703,448
750,000	g	Bombardier, Inc	7.500	03/15/18	849,375
600,000	g	Bombardier, Inc	7.750	03/15/20	688,500
500,000		Bristow Group, Inc	7.500	09/15/17	520,750
225,000	h	Bristow Group, Inc	6.250	10/15/22	230,344
750,000		Burlington Northern Santa Fe LLC	3.050	03/15/22	775,165
725,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	837,788
325,000		Burlington Northern Santa Fe LLC	4.400	03/15/42	343,366
1,000,000	g	DP World Ltd	6.850	07/02/37	1,077,500
150,000		Embraer Overseas Ltd	6.375	01/15/20	171,750
275,000		Embraer S.A.	5.150	06/15/22	295,157
580,000	g	Gulfmark Offshore, Inc	6.375	03/15/22	601,750
500,000		Hertz Corp	7.500	10/15/18	540,000
1,000,000		Hertz Corp	7.375	01/15/21	1,075,000
625,000	g	Kazakhstan Temir Zholy Finance BV	6.375	10/06/20	749,131
375,000	g	Kazakhstan Temir Zholy Finance BV	6.950	07/10/42	455,156
875,000		Norfolk Southern Corp	3.000	04/01/22	908,213
267,000	g	Norfolk Southern Corp	2.903	02/15/23	270,896
57,000		Norfolk Southern Corp	5.590	05/17/25	70,604
640,000	g	TAM Capital 3, Inc	8.375	06/03/21	689,600
310,000	g	Transnet Ltd	4.500	02/10/16	329,278
262,000		Union Pacific Corp	4.163	07/15/22	298,587
500,000		Union Pacific Corp	4.750	09/15/41	563,725
525,000		United Parcel Service, Inc	3.625	10/01/42	530,673

		TOTAL TRANSPORTATION			13,575,756

UTILITIES - 3.5%
1,750,000		AES Corp	8.000	10/15/17	2,021,250
305,000	g	AES Gener S.A.	5.250	08/15/21	338,327

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$350,000		AGL Capital Corp	5.250%	08/15/19	$412,010
365,000		Alliant Energy Corp	4.000	10/15/14	382,530
250,000		Atmos Energy Corp	8.500	03/15/19	333,779
1,000,000	g	Calpine Corp	7.250	10/15/17	1,067,500
750,000	g	Calpine Corp	7.500	02/15/21	810,000
705,000	g	Calpine Corp	7.875	01/15/23	779,025
190,000		Carolina Power & Light Co	5.125	09/15/13	198,446
250,000		Carolina Power & Light Co	5.300	01/15/19	301,972
275,000		Carolina Power & Light Co	5.700	04/01/35	340,826
300,000		CenterPoint Energy Resources Corp	6.250	02/01/37	386,836
750,000	g	Centrais Eletricas Brasileiras S.A.	5.750	10/27/21	834,375
1,500,000	g	CEZ AS.	4.250	04/03/22	1,597,170
600,000	g	CEZ AS.	5.625	04/03/42	668,316
1,000,000		CMS Energy Corp	5.050	03/15/22	1,101,448
450,000	g	Colbun S.A.	6.000	01/21/20	505,340
375,000	g	Comision Federal de Electricidad	4.875	05/26/21	419,062
625,000	g	Comision Federal de Electricidad	5.750	02/14/42	695,312
1,895,000		Commonwealth Edison Co	4.000	08/01/20	2,149,648
200,000		Commonwealth Edison Co	5.900	03/15/36	262,350
200,000		Connecticut Light & Power Co	5.500	02/01/19	240,260
375,000		Detroit Edison Co	3.950	06/15/42	391,380
300,000		Dominion Resources, Inc	4.050	09/15/42	308,656
200,000		Duke Energy Carolinas LLC	4.300	06/15/20	230,559
1,000,000		Duke Energy Corp	3.950	09/15/14	1,060,022
250,000		Indiana Michigan Power Co	7.000	03/15/19	311,781
125,000		Integrys Energy Group, Inc	4.170	11/01/20	136,479
1,125,000	g	Israel Electric Corp Ltd	6.700	02/10/17	1,215,000
100,000	g	Kansas Gas & Electric	6.700	06/15/19	127,622
1,000,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	1,072,055
715,000	g	KMG Finance Sub BV	6.375	04/09/21	858,436
870,000	g	Korea Hydro & Nuclear Power Co Ltd	4.750	07/13/21	987,627
475,000	g	Korea Hydro & Nuclear Power Co Ltd	3.000	09/19/22	471,475
350,000		LG&E and KU Energy LLC	3.750	11/15/20	363,986
250,000		Midamerican Energy Holdings Co	5.950	05/15/37	313,317
250,000		National Fuel Gas Co	5.250	03/01/13	254,476
250,000		Nevada Power Co	6.650	04/01/36	344,815
1,000,000		Nevada Power Co	5.450	05/15/41	1,242,580
1,500,000		NRG Energy, Inc	7.875	05/15/21	1,631,250
500,000	g	NRG Energy, Inc	6.625	03/15/23	511,250
500,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	486,892
300,000		ONEOK Partners LP	3.375	10/01/22	301,461
325,000		Pacific Gas & Electric Co	8.250	10/15/18	446,305
500,000		Pacific Gas & Electric Co	4.450	04/15/42	546,486
150,000		PacifiCorp	6.000	01/15/39	202,523
250,000		Pepco Holdings, Inc	2.700	10/01/15	259,887
1,020,000	g	Perusahaan Listrik Negara PT	5.500	11/22/21	1,141,125
500,000		PG&E Corp	5.750	04/01/14	535,606
50,000		Potomac Electric Power Co	7.900	12/15/38	81,867
500,000		PPL Capital Funding, Inc	4.200	06/15/22	532,922
275,000		Progress Energy, Inc	7.050	03/15/19	348,410
550,000		Public Service Co of Colorado	4.750	08/15/41	652,328
400,000		Public Service Co of Oklahoma	5.150	12/01/19	465,191

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,050,000	g	Puget Energy, Inc	5.625%	07/15/22	$1,113,000
1,750,000		Questar Market Resources, Inc	6.875	03/01/21	1,977,500
500,000		Sabine Pass LNG LP	7.500	11/30/16	540,000
150,000		San Diego Gas & Electric Co	3.000	08/15/21	160,403
300,000		San Diego Gas & Electric Co	3.950	11/15/41	319,061
200,000		Tampa Electric Co	4.100	06/15/42	208,212
175,000		Veolia Environnement	5.250	06/03/13	179,326
420,000		Virginia Electric and Power Co	2.950	01/15/22	444,969
225,000		Williams Partners LP	3.800	02/15/15	238,564
650,000		Williams Partners LP	3.350	08/15/22	664,428
1,000,000	g	Wpd Investment Holdings Ltd	3.900	05/01/16	1,052,454
300,000		Xcel Energy, Inc	4.800	09/15/41	345,680

		TOTAL UTILITIES			40,923,148

		TOTAL CORPORATE BONDS			493,739,952

		(Cost $463,891,337)

GOVERNMENT BONDS - 39.6%

AGENCY SECURITIES - 0.3%
1,560,678		Cal Dive I- Title XI, Inc	4.930	02/01/27	1,819,891
1,000,000		Federal Farm Credit Bank (FFCB)	1.375	06/25/13	1,009,122
415,000		Federal Home Loan Mortgage Corp (FHLMC)	2.500	04/23/14	429,619

		TOTAL AGENCY SECURITIES			3,258,632

FOREIGN GOVERNMENT BONDS - 4.7%
750,000	g	Barbados Government International Bond	7.000	08/04/22	759,375
1,070,000		Brazilian Government International Bond	4.875	01/22/21	1,278,650
1,275,000		Canada Government International Bond	0.875	02/14/17	1,289,790
215,000		Chile Government International Bond	3.875	08/05/20	243,487
260,000		Colombia Government International Bond	4.375	07/12/21	299,390
450,000,000		Colombia Government International Bond	4.375	03/21/23	245,656
400,000		Colombia Government International Bond	6.125	01/18/41	542,000
540,000	g	Croatia Government International Bond	6.375	03/24/21	598,941
260,000	g	Democratic Socialist Republic of Sri Lanka	7.400	01/22/15	282,100
500,000		Egypt Government AID Bonds	4.450	09/15/15	558,385
1,776,000		Eksportfinans ASA	2.000	09/15/15	1,660,560
778,000	g	Eskom Holdings Ltd	5.750	01/26/21	886,920
275,000		European Investment Bank	4.875	02/15/36	326,411
500,000		Export Development Canada	2.250	05/28/15	525,450
525,000		Export-Import Bank of Korea	5.125	06/29/20	613,875
100,000		Federative Republic of Brazil	6.000	01/17/17	119,375
475,000	g	Guatemala Government Bond	5.750	06/06/22	527,250
225,000		Italy Government International Bond	5.375	06/12/17	235,732
180,000		Italy Government International Bond	6.875	09/27/23	198,655
1,900,000	g	Kommunalbanken AS.	1.375	06/08/17	1,935,910
750,000	g	Korea Housing Finance Corp	4.125	12/15/15	807,856
750,000	g	Lithuania Government International Bond	5.125	09/14/17	836,250
765,000	g	Lithuania Government International Bond	6.625	02/01/22	948,600
10,400,000		Mexican Bonos	7.750	12/14/17	909,261
750,000		Mexico Government International Bond	3.625	03/15/22	817,875
150,000		Mexico Government International Bond	6.750	09/27/34	213,600

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$250,000		Mexico Government International Bond	4.750%	03/08/44	$278,125
500,000	g	Namibia International Bonds	5.500	11/03/21	558,750
575,000	g	National Bank of Canada	1.650	01/30/14	584,718
625,000	g	Nederlandse Waterschapsbank NV	2.125	02/09/17	646,203
500,000		Panama Government International Bond	5.200	01/30/20	600,750
135,000		Peruvian Government International Bond	7.350	07/21/25	197,775
1,183,000		Poland Government International Bond	5.125	04/21/21	1,378,195
500,000		Poland Government International Bond	5.000	03/23/22	580,000
975,000		Poland Government International Bond	3.000	03/17/23	958,132
750,000		Province of British Columbia Canada	2.850	06/15/15	798,825
5,000,000		Province of British Columbia Canada	1.200	04/25/17	5,106,950
1,400,000		Province of Ontario Canada	4.100	06/16/14	1,488,760
500,000		Province of Ontario Canada	2.950	02/05/15	529,196
1,750,000		Province of Ontario Canada	2.700	06/16/15	1,851,397
5,000,000		Province of Ontario Canada	2.300	05/10/16	5,280,000
620,000		Province of Quebec Canada	4.625	05/14/18	732,530
1,000,000		Province of Quebec Canada	3.500	07/29/20	1,118,000
3,000,000		Province of Quebec Canada	2.750	08/25/21	3,140,862
750,000	g	Qatar Government International Bond	3.125	01/20/17	790,125
770,000	g	Republic of Indonesia	4.875	05/05/21	881,650
435,000	g	Republic of Serbia	7.250	09/28/21	460,013
416,667		Republic of Serbia	6.750	11/01/24	408,333
1,150,000	g	Republic of Zambia	5.375	09/20/22	1,155,750
750,000	g	Romanian Government International Bond	6.750	02/07/22	843,750
750,000	g	Russian Foreign Bond - Eurobond	3.250	04/04/17	789,210
320,000	g	Russian Foreign Bond - Eurobond	5.000	04/29/20	367,200
220,000	g	Russian Foreign Bond - Eurobond	4.500	04/04/22	245,586
1,000,000	g	Slovakia Government International Bond	4.375	05/21/22	1,052,100
725,000	g	Socialist Republic of Vietnam	6.750	01/29/20	804,750
400,000		South Africa Government International Bond	5.875	05/30/22	492,520
750,000		South Africa Government International Bond	4.665	01/17/24	841,875
75,000		South Africa Government International Bond	6.250	03/08/41	99,045
270,000	g	Sri Lanka Government International Bond	6.250	07/27/21	293,573
700,000	g	Sri Lanka Government International Bond	5.875	07/25/22	754,250
395,000		Turkey Government International Bond	5.125	03/25/22	434,994
200,000		Turkey Government International Bond	6.250	09/26/22	239,340
465,000		Turkey Government International Bond	6.750	05/30/40	586,481
152,000		United Mexican States	5.875	02/17/14	161,500
300,000		United Mexican States	5.950	03/19/19	372,000
500,000		United Mexican States	5.125	01/15/20	597,500

		TOTAL FOREIGN GOVERNMENT BONDS			56,162,067

MORTGAGE BACKED - 23.2%
377,186	i	Federal Home Loan Mortgage Corp (FHLMC)	2.380	02/01/36	398,158
1,151,970	i	FHLMC	2.853	07/01/36	1,239,459
251,391	i	FHLMC	2.620	09/01/36	267,053
349,065	i	FHLMC	2.653	09/01/36	377,090
160,246	i	FHLMC	5.745	02/01/37	173,679
458,719	i	FHLMC	2.848	03/01/37	492,797
46,954	i	FHLMC	5.937	04/01/37	51,266
34,613	i	FHLMC	5.856	05/01/37	37,580
795,608	i	FHLMC	2.759	06/01/37	854,303

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$261,889	i	FHLMC	3.405%	08/01/37	$281,626
27,197		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16	29,268
440,977		FGLMC	5.500	01/01/19	483,345
84,765		FGLMC	4.500	01/01/20	91,100
569,881		FGLMC	4.500	07/01/20	624,223
164,987		FGLMC	4.500	09/01/20	177,574
185,938		FGLMC	5.000	10/01/20	201,402
270,880		FGLMC	5.500	10/01/20	296,186
23,974		FGLMC	7.000	10/01/20	28,011
145,467		FGLMC	4.500	06/01/21	156,566
258,925		FGLMC	5.500	08/01/21	281,496
90,231		FGLMC	5.000	04/01/23	97,326
108,840		FGLMC	4.500	09/01/24	116,770
54,765		FGLMC	6.500	01/01/29	62,552
4,522		FGLMC	8.000	01/01/31	5,571
212,883		FGLMC	6.000	03/01/33	238,548
1,063,555		FGLMC	5.500	12/01/33	1,169,673
934,564		FGLMC	7.000	12/01/33	1,111,260
721,635		FGLMC	5.000	01/01/34	789,642
338,089		FGLMC	5.000	05/01/34	367,415
413,680		FGLMC	4.500	10/01/34	445,971
207,512		FGLMC	5.500	12/01/34	228,995
558,220		FGLMC	5.500	03/01/35	611,824
333,586		FGLMC	6.000	04/01/35	368,173
380,156		FGLMC	7.000	05/01/35	452,032
535,605		FGLMC	5.500	06/01/35	587,250
606,491		FGLMC	5.500	06/01/35	664,764
91,890		FGLMC	5.000	02/01/36	100,033
185,204		FGLMC	5.500	04/01/36	204,123
15,757		FGLMC	6.500	05/01/36	17,954
204,718		FGLMC	6.500	10/01/36	233,263
426,706		FGLMC	5.500	04/01/37	465,414
238,618		FGLMC	6.000	08/01/37	262,559
39,349		FGLMC	6.000	09/01/37	43,724
177,679		FGLMC	6.500	11/01/37	202,584
683,827		FGLMC	5.000	04/01/38	755,088
327,073		FGLMC	6.000	11/01/38	359,554
484,503		FGLMC	4.000	06/01/39	521,063
413,059		FGLMC	4.500	11/01/40	463,438
2,844,788		FGLMC	4.000	12/01/40	3,132,347
3,178,355		FGLMC	4.000	12/01/40	3,533,401
1,291,615		FGLMC	4.000	12/01/40	1,435,898
462,363		FGLMC	4.500	12/01/40	515,431
5,376,693		FGLMC	4.000	01/01/41	5,863,056
3,000,000	h	FGLMC	3.500	10/15/42	3,216,563
3,000,000	h	FGLMC	4.000	10/15/42	3,224,531
9,000,000	h	FGLMC	4.500	10/15/42	9,679,219
3,000,000	h	FGLMC	5.000	10/15/42	3,251,250
2,401		Federal National Mortgage Association (FNMA)	5.000	06/01/13	2,489
1,849,526		FNMA	4.791	02/01/14	1,906,200
2,617,847		FNMA	4.640	11/01/14	2,780,369
356,223		FNMA	4.564	01/01/15	374,525

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$46,431		FNMA	6.500%	10/01/16	$49,863
29,210		FNMA	6.500	11/01/16	31,370
130,074		FNMA	5.000	12/01/17	141,833
39,884		FNMA	6.500	02/01/18	43,500
124,706		FNMA	5.500	04/01/18	136,389
66,775		FNMA	5.500	05/01/18	73,031
57,403		FNMA	6.000	01/01/19	63,391
1,000,000		FNMA	4.000	02/25/19	1,057,209
357,383		FNMA	4.500	04/01/19	386,780
88,165		FNMA	4.500	06/01/19	95,417
131,894		FNMA	5.000	03/01/20	143,818
43,848		FNMA	4.500	11/01/20	47,455
47,507		FNMA	4.500	12/01/20	52,256
121,610		FNMA	5.000	12/01/20	132,622
212,355		FNMA	5.000	03/01/21	231,552
20,410		FNMA	8.000	03/01/23	23,339
238,561		FNMA	5.500	02/01/24	263,996
245,412		FNMA	4.000	05/01/24	262,645
533,634		FNMA	5.500	07/01/24	590,529
225,111		FNMA	4.500	08/01/24	243,065
1,104,979		FNMA	5.000	10/01/25	1,217,648
11,013		FNMA	9.000	11/01/25	13,589
4,840,868		FNMA	3.000	05/01/27	5,207,823
3,000,000	h	FNMA	2.500	10/25/27	3,152,813
11,000,000	h	FNMA	3.000	10/25/27	11,660,000
10,627		FNMA	7.500	01/01/29	12,802
287,927		FNMA	7.000	07/01/32	344,889
52,790		FNMA	5.000	02/01/33	58,016
381,968		FNMA	4.500	03/25/33	399,223
152,860		FNMA	5.000	07/01/33	167,993
579,993		FNMA	5.500	07/01/33	643,644
448,919		FNMA	4.500	08/01/33	488,224
483,369		FNMA	4.500	10/01/33	525,691
244,387		FNMA	5.000	10/01/33	268,580
170,681		FNMA	5.000	10/01/33	187,578
489,061		FNMA	5.000	11/01/33	545,423
585,282		FNMA	5.000	11/01/33	666,907
362,124		FNMA	5.500	12/01/33	401,865
133,896		FNMA	5.500	12/01/33	149,469
78,848		FNMA	5.000	03/01/34	86,653
95,304		FNMA	5.000	03/01/34	104,739
777,293		FNMA	5.000	03/01/34	854,241
404,974		FNMA	5.000	03/01/34	445,064
91,276		FNMA	5.000	03/01/34	100,311
675,512		FNMA	5.000	04/01/34	738,268
1,454,412		FNMA	5.000	08/01/34	1,591,401
296,062		FNMA	6.000	08/01/34	335,086
113,922		FNMA	6.000	12/01/34	128,493
207,046		FNMA	5.500	01/01/35	229,088
492,699		FNMA	5.500	02/01/35	546,769
191,514		FNMA	6.000	04/01/35	215,260
1,507,051		FNMA	5.500	05/01/35	1,716,238

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,998,427		FNMA	5.500%	05/01/35	$2,275,820
681,720		FNMA	6.000	05/01/35	766,250
22,556		FNMA	7.500	06/01/35	25,110
339,614		FNMA	6.000	07/01/35	381,150
352,195		FNMA	5.000	08/01/35	385,575
92,571		FNMA	5.000	10/01/35	101,345
1,111,160		FNMA	5.000	10/01/35	1,216,472
262,276		FNMA	5.500	12/01/35	289,034
284,589		FNMA	5.000	02/01/36	311,636
305,049		FNMA	6.000	03/01/36	337,630
698,182		FNMA	6.000	04/01/36	772,753
254,410		FNMA	6.500	04/01/36	289,714
376,361	i	FNMA	2.760	07/01/36	403,831
520,119	i	FNMA	2.913	09/01/36	560,019
199,062		FNMA	6.500	09/01/36	225,891
192,002		FNMA	6.000	12/01/36	212,509
118,402		FNMA	7.000	02/01/37	141,389
317,869		FNMA	6.500	03/01/37	361,099
32,729		FNMA	7.000	04/01/37	39,083
114,616		FNMA	6.500	08/01/37	130,024
94,081		FNMA	6.500	08/01/37	106,649
55,029		FNMA	6.000	09/01/37	62,368
71,233		FNMA	6.000	09/01/37	80,733
53,074		FNMA	6.000	09/01/37	59,999
39,355		FNMA	6.000	09/01/37	44,604
154,675		FNMA	6.500	09/01/37	176,252
304,023		FNMA	6.500	09/01/37	346,436
253,474		FNMA	6.500	09/01/37	288,835
74,406		FNMA	6.500	09/01/37	84,115
79,308		FNMA	6.500	09/01/37	89,575
122,176	i	FNMA	4.589	10/01/37	131,406
81,437		FNMA	6.000	11/01/37	90,135
2,467,035		FNMA	6.000	11/01/37	2,730,534
360,578		FNMA	6.000	11/01/38	398,302
208,492		FNMA	5.500	01/01/39	228,636
196,922		FNMA	6.000	01/01/39	217,524
248,985		FNMA	6.000	01/01/39	275,034
374,001		FNMA	4.500	02/01/39	404,935
696,989		FNMA	4.500	02/01/39	754,638
204,561		FNMA	5.500	02/01/39	224,325
6,451,853		FNMA	6.000	04/01/39	7,140,962
324,040		FNMA	4.500	05/01/39	350,842
415,698		FNMA	4.500	08/01/39	450,082
954,021		FNMA	5.500	08/01/39	1,074,817
3,000,000		FNMA	4.000	02/25/40	3,281,613
1,418,499		FNMA	4.500	09/01/40	1,540,258
1,505,961		FNMA	4.500	09/01/40	1,635,228
4,306,736		FNMA	4.500	10/01/40	4,754,473
1,434,593		FNMA	4.000	11/01/40	1,547,599
1,616,886		FNMA	4.500	11/01/40	1,784,980
3,000,000	h	FNMA	3.000	10/25/42	3,166,875
18,000,000	h	FNMA	3.500	10/25/42	19,305,000

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$32,000,000	h	FNMA	4.000%	10/25/42	$34,475,002
10,000,000	h	FNMA	4.500	10/25/42	10,823,438
13,000,000	h	FNMA	5.000	10/25/42	14,180,156
3,000,000	h	FNMA	5.500	10/25/42	3,288,750
5,000,000	h	FNMA	6.000	10/25/42	5,520,313
25,205		Government National Mortgage Association (GNMA)	7.500	11/15/23	29,889
4,582		GNMA	7.500	08/15/28	4,714
28,710		GNMA	6.500	12/15/28	33,937
78,440		GNMA	6.500	03/15/29	92,868
24,613		GNMA	8.500	10/20/30	30,958
7,823		GNMA	7.000	06/20/31	9,488
142,128		GNMA	5.000	02/15/33	157,835
118,796		GNMA	5.500	07/15/33	132,997
847,589		GNMA	5.000	09/15/33	941,259
179,767		GNMA	5.500	11/20/33	202,066
727,930		GNMA	5.500	02/20/35	816,861
253,468		GNMA	5.500	03/20/35	284,435
124,864		GNMA	6.000	10/20/36	141,469
129,273		GNMA	6.000	01/20/37	146,466
193,360		GNMA	6.000	02/20/37	219,075
353,247		GNMA	6.000	12/15/37	399,548
260,031		GNMA	5.000	04/15/38	286,737
257,751		GNMA	5.500	07/15/38	286,789
317,687		GNMA	5.500	07/20/38	354,315
122,146		GNMA	6.000	08/15/38	138,080
121,611		GNMA	6.000	08/20/38	137,480
573,465		GNMA	4.500	03/15/39	631,849
186,079		GNMA	5.000	07/20/39	205,680
227,435		GNMA	4.000	08/15/39	251,331
7,142,442		GNMA	4.500	01/20/41	7,927,472
6,000,000	h	GNMA	3.500	10/15/42	6,574,687
13,000,000	h	GNMA	4.000	10/15/42	14,332,500
1,000,000	h	GNMA	4.500	10/15/42	1,097,656
3,000,000	h	GNMA	5.000	10/15/42	3,307,500
1,000,000	h	GNMA	5.500	10/15/42	1,112,461
5,000,000	h	GNMA	4.500	10/20/42	5,516,406
3,000,000	h	GNMA	5.000	10/20/42	3,313,594

		TOTAL MORTGAGE BACKED			273,138,031

MUNICIPAL BONDS - 1.2%
1,000,000		American Municipal Power-Ohio, Inc	6.270	02/15/50	1,165,630
4,000,000		California State Department of Water Resources	3.237	12/01/27	4,042,400
600,000		Grant County Public Utility District No 2	5.630	01/01/27	747,900
375,000		Massachusetts Housing Finance Agency	1.306	06/01/16	374,010
500,000		Massachusetts Housing Finance Agency	1.602	12/01/16	500,140
400,000		Massachusetts Housing Finance Agency	1.776	06/01/17	400,776
450,000		Massachusetts Housing Finance Agency	1.876	12/01/17	451,003
250,000		Massachusetts Housing Finance Agency	2.807	12/01/19	251,638
2,000,000	h	San Francisco Bay Area Rapid Transit District	3.477	07/01/27	2,017,240
775,000		State of California	7.625	03/01/40	1,054,434
775,000		State of Illinois	6.725	04/01/35	872,402
2,740,000	h	Virginia Housing Development Authority	3.668	10/01/27	2,741,178

		TOTAL MUNICIPAL BONDS			14,618,751

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

U.S. TREASURY SECURITIES - 10.2%
$4,302,000	l	United States Treasury Bond	8.000%	11/15/21	$6,738,343
3,902,500		United States Treasury Bond	5.250	02/15/29	5,473,256
3,735,000		United States Treasury Bond	5.375	02/15/31	5,402,326
507,000		United States Treasury Bond	4.500	02/15/36	676,370
742,500		United States Treasury Bond	4.750	02/15/41	1,040,544
14,130,000		United States Treasury Bond	4.375	05/15/41	18,722,250
12,295,000		United States Treasury Bond	3.000	05/15/42	12,748,378
100,000		United States Treasury Note	0.250	10/31/13	100,055
830,000		United States Treasury Note	0.125	12/31/13	829,124
200,000		United States Treasury Note	0.250	06/30/14	200,039
2,446,000		United States Treasury Note	0.250	08/31/14	2,446,477
2,887,000		United States Treasury Note	2.500	04/30/15	3,051,198
200,000	l	United States Treasury Note	0.250	08/15/15	199,688
5,415,000		United States Treasury Note	0.250	09/15/15	5,405,692
9,502,000		United States Treasury Note	1.250	09/30/15	9,765,529
1,000,000		United States Treasury Note	2.375	03/31/16	1,068,984
340,000		United States Treasury Note	0.625	05/31/17	340,850
14,858,000		United States Treasury Note	0.625	08/31/17	14,867,286
17,930,000		United States Treasury Note	2.375	05/31/18	19,522,686
530,000		United States Treasury Note	1.750	10/31/18	558,488
280,000		United States Treasury Note	2.625	11/15/20	309,137
10,571,000		United States Treasury Note	1.625	08/15/22	10,559,458

		TOTAL U.S. TREASURY SECURITIES			120,026,158

		TOTAL GOVERNMENT BONDS			467,203,639

		(Cost $443,405,365)

STRUCTURED ASSETS - 10.6%

ASSET BACKED - 4.2%
3,502,477	g	ABSC Manufactured Housing Contract	5.019	04/16/30	3,563,770
		Series - 2004 OK1 (Class A3)
569,850		Accredited Mortgage Loan Trust	4.330	06/25/33	489,195
		Series - 2003 1 (Class A1)
1,870,766	i	Ameriquest Mortgage Securities	0.537	05/25/35	1,844,145
		Series - 0 R3 (Class A3D)
75,000	g,i,m	ARTS Ltd	0.639	06/15/13	72,750
		Series - 2005 BA (Class B)
831,078	i	Bear Stearns Asset Backed Securities Trust	0.587	11/25/39	782,545
		Series - 2005 SD3 (Class 2A1)
1,000,000	g	CCR, Inc	4.750	07/11/22	1,025,200
		Series - 2012 CA (Class C)
819,263		Centex Home Equity	5.540	01/25/32	825,134
		Series - 2002 A (Class AF6)
1,708,845		Countrywide Asset-Backed Certificates	5.216	10/25/17	1,667,783
		Series - 2002 S4 (Class A5)
282,467	i	Countrywide Asset-Backed Certificates	0.637	02/25/36	281,164
		Series - 2005 11 (Class 3AV3)
933,819	i	Countrywide Asset-Backed Certificates	5.513	08/25/36	923,294
		Series - 2006 S9 (Class A2)

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$152,457	i	Countrywide Asset-Backed Certificates	0.327%	11/25/36	$151,524
		Series - 0 S1 (Class A1A)
1,247,503	i	Countrywide Asset-Backed Certificates	0.277	11/25/37	1,240,428
		Series - 2007 8 (Class 2A1)
453,654	i	Countrywide Asset-Backed Certificates	5.683	10/25/46	453,776
		Series - 2006 15 (Class A2)
68,653	g	Credit-Based Asset Servicing and Securitization LLC	6.159	12/25/36	66,203
		Series - 2007 MX1 (Class A1)
1,025,000	g,i	DB/UBS Mortgage Trust	5.728	11/10/46	1,166,447
		Series - 2011 LC1A (Class C)
2,279,499	i	First Franklin Mortgage Loan Asset Backed Certificates	0.657	03/25/35	2,220,795
		Series - 2005 FF2 (Class M2)
1,076,184	g	Flagstar Home Equity Loan Trust	5.781	01/25/35	1,033,042
		Series - 2007 1A (Class AF3)
400,000		Ford Credit Auto Owner Trust	3.210	07/15/17	416,830
		Series - 2011 A (Class D)
2,466,346	g,i	GMAC Mortgage Corp Loan Trust	0.967	02/25/31	2,188,625
		Series - 2004 VF1 (Class A1)
2,934,964	i	Greenpoint Mortgage Funding Trust	0.577	07/25/30	2,906,742
		Series - 2005 HE4 (Class 2A4C)
883,075	i	HSI Asset Securitization Corp Trust	0.577	07/25/35	870,790
		Series - 2005 NC1 (Class 2A3)
1,289,356		Lehman XS Trust	6.500	06/25/46	787,763
		Series - 2006 13 (Class 2A1)
764,660	i	Long Beach Mortgage Loan Trust	0.967	02/25/35	755,522
		Series - 2005 1 (Class M1)
1,755,490		Renaissance Home Equity Loan Trust	5.392	07/25/34	1,783,362
		Series - 2004 2 (Class AF4)
1,235,000		Renaissance Home Equity Loan Trust	5.586	11/25/36	612,198
		Series - 2006 3 (Class AF3)
2,000,000	g	Rental Car Finance Corp	4.380	02/25/16	2,081,560
		Series - 2011 1A (Class B1)
371,548		Residential Asset Mortgage Products, Inc	4.970	09/25/33	382,120
		Series - 2003 RZ5 (Class A7)
46,302	i	Residential Asset Mortgage Products, Inc	0.657	07/25/35	46,159
		Series - 2005 EFC2 (Class M1)
181,417	i	Residential Asset Securities Corp	6.489	10/25/30	172,085
		Series - 2001 KS2 (Class AI6)
143,188	i	Residential Asset Securities Corp	0.647	04/25/35	139,881
		Series - 2005 KS3 (Class M3)
		Residential Funding Mortgage Securities II Home Loan
585,282		Trust	5.640	03/25/37	585,783
		Series - 2007 HI1 (Class A2)
706,285		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	703,228
		Series - 2006 HI5 (Class A3)
1,850,000		Residential Funding Mortgage Securities II, Inc	6.130	09/25/35	1,315,687
		Series - 2005 HI3 (Class M5)
619,228		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	640,500
		Series - 2006 HI3 (Class A3)
500,000		Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	500,477
		Series - 2006 HI1 (Class M1)

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,500,000		Residential Funding Mortgage Securities II, Inc	6.060%	02/25/36	$3,482,479
		Series - 2006 HI1 (Class M2)
672,260	i	SACO I, Inc	0.767	05/25/35	650,983
		Series - 2005 5 (Class 2M1)
614,581	i	SACO I, Inc	0.777	09/25/35	600,193
		Series - 2005 7 (Class A)
688,408	i	SACO I, Inc	0.777	11/25/35	661,700
		Series - 2005 8 (Class A1)
2,124,793	i	SACO I, Inc	0.977	11/25/35	2,048,300
		Series - 2005 8 (Class A3)
584,632		Saxon Asset Securities Trust	6.120	11/25/30	610,377
		Series - 2002 2 (Class AF6)
762,040	i	Securitized Asset Backed Receivables LLC	0.517	10/25/35	732,024
		Series - 2006 OP1 (Class A2C)
590,000	g	SLM Student Loan Trust	3.740	02/15/29	630,463
		Series - 2011 B (Class A2)
1,410,583	i	Soundview Home Equity Loan Trust	0.517	11/25/35	1,364,804
		Series - 2005 OPT3 (Class A4)
37,767	i	Soundview Home Equity Loan Trust	0.327	10/25/36	37,702
		Series - 2006 EQ1 (Class A2)
941,173	i	Structured Asset Investment Loan Trust	0.617	05/25/35	932,935
		Series - 2005 4 (Class M1)
814,988	i	Structured Asset Investment Loan Trust	0.497	12/25/35	808,477
		Series - 2005 10 (Class A5)
1,500,000	i	Structured Asset Securities Corp	0.697	07/25/35	784,121
		Series - 2005 WF3 (Class M1)
455,000	g	Vornado DP LLC	5.280	09/13/28	517,655
		Series - 2010 VNO (Class C)
670,595	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	623,653
		Series - 2006 N1 (Class N1)
170,165	g,i	Wachovia Loan Trust	0.577	05/25/35	140,039
		Series - 2005 SD1 (Class A)
108,133	i	Wells Fargo Home Equity Trust	0.357	07/25/36	106,727
		Series - 2006 2 (Class A3)
200,000		World Financial Network Credit Card Master Trust	6.750	04/15/19	222,786
		Series - 2010 A (Class B)

		TOTAL ASSET BACKED			49,651,925

OTHER MORTGAGE BACKED - 6.4%
2,000,000	g	7 WTC Depositor LLC Trust	4.082	03/13/31	2,100,490
		Series - 2012 7WTC (Class A)
3,300,000		Banc of America Commercial Mortgage, Inc	5.675	07/10/46	3,680,111
		Series - 2006 4 (Class AM)
2,174,077	g,i	Banc of America Large Loan, Inc	6.118	02/15/51	2,354,164
		Series - 2010 UB3 (Class A4B3)
2,620,000	i	Bear Stearns Commercial Mortgage Securities	5.582	09/11/41	2,912,947
		Series - 2006 PW13 (Class AM)
2,100,000	i	Bear Stearns Commercial Mortgage Securities	5.568	10/12/41	2,352,554
		Series - 2006 T24 (Class AM)
436,434		Chase Mortgage Finance Corp	5.500	10/25/35	442,872
		Series - 2005 S2 (Class A25)
1,003,020		Citicorp Mortgage Securities, Inc	5.500	07/25/35	968,795
		Series - 2005 4 (Class 1A7)

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$306,094		Citicorp Mortgage Securities, Inc	5.750%	11/25/36	$309,926
		Series - 2006 6 (Class A2)
219,744		Citicorp Mortgage Securities, Inc	6.000	05/25/37	219,386
		Series - 2007 4 (Class 1A7)
5,598	g,i	Citigroup Commercial Mortgage Trust	0.361	04/15/22	5,500
		Series - 2007 FL3A (Class A2)
560,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	614,719
		Series - 2007 C9 (Class AM)
373,332		Countrywide Alternative Loan Trust	5.500	08/25/16	396,324
		Series - 2004 30CB (Class 1A15)
3,536,733		Countrywide Alternative Loan Trust	5.000	04/25/20	3,587,111
		Series - 2005 6CB (Class 2A1)
1,843,374		Countrywide Alternative Loan Trust	5.500	08/25/34	1,869,020
		Series - 2004 14T2 (Class A2)
832,935	i	Countrywide Alternative Loan Trust	0.449	07/20/35	606,582
		Series - 2005 24 (Class 4A1)
4,799,624	i	Countrywide Alternative Loan Trust	1.648	09/25/35	3,568,909
		Series - 2005 38 (Class A1)
1,065,378		Countrywide Alternative Loan Trust	5.500	10/25/35	49,419
		Series - 2005 42CB (Class A12)
492,983	i	Countrywide Alternative Loan Trust	0.357	07/25/46	494,978
		Series - 2006 OA8 (Class 2A2)
2,213,478	i	Countrywide Home Loan Mortgage Pass Through Trust	2.801	11/20/34	1,970,391
		Series - 2004 HYB6 (Class A2)
102,840		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	103,430
		Series - 2005 12 (Class 1A5)
858,019	i	Countrywide Home Loan Mortgage Pass Through Trust	0.517	08/25/35	842,603
		Series - 2005 J2 (Class 3A6)
249,031		Countrywide Home Loan Mortgage Pass Through Trust	4.500	09/25/35	248,970
		Series - 2005 J3 (Class 2A3)
1,446,409		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	1,483,777
		Series - 2005 17 (Class 1A10)
23,815		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	23,826
		Series - 2005 J3 (Class 1A1)
101,820	g,i	Credit Suisse Mortgage Capital Certificates	0.401	04/15/22	96,257
		Series - 2007 TF2A (Class A1)
725,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	829,679
		Series - 2006 OMA (Class D)
2,400,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	2,423,498
		Series - 2009 RR1 (Class A3C)
170,000		CS First Boston Mortgage Securities Corp	4.052	05/15/38	172,344
		Series - 2003 C3 (Class B)
657,647	g,i	Deutsche Mortgage Securities, Inc	5.243	06/26/35	666,369
		Series - 2005 WF1 (Class 1A2)
135,000	g	GS Mortgage Securities Corp II	1.000	06/05/31	142,040
		Series - 0 SHOP (Class A)
190,000	g	GS Mortgage Securities Corp II	3.551	04/10/34	205,220
		Series - 2012 ALOH (Class A)
425,000	g,i,m	GS Mortgage Securities Corp II	4.276	04/10/34	435,874
		Series - 2012 GSMS (Class C)
305,000	g,i	GS Mortgage Securities Corp II	5.402	12/10/43	334,318
		Series - 2010 C2 (Class C)

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$515,000	g,i	GS Mortgage Securities Corp II	5.402%	12/10/43	$593,455
		Series - 2010 C2 (Class B)
100,000	g,i	HVB Mortgage Capital Corp	2.278	09/10/22	100,024
		Series - 2003 FL1A (Class J)
3,742,221	i	Impac CMB Trust	0.467	05/25/35	2,996,382
		Series - 0 4 (Class 1A1B)
3,094,435	i	Impac CMB Trust	0.857	08/25/35	2,579,982
		Series - 2005 5 (Class A1)
227,009	i	JP Morgan Alternative Loan Trust	5.950	09/25/36	229,832
		Series - 2006 A4 (Class A1)
818,101	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.596	07/15/19	793,158
		Series - 2007 FL1A (Class A1)
310,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.431	07/15/46	330,571
		Series - 2011 C4 (Class C)
720,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.336	05/15/47	822,045
		Series - 2006 LDP9 (Class A3)
1,040,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.003	06/15/49	1,203,775
		Series - 2007 LD11 (Class A4)
3,547,594	i	JP Morgan Mortgage Trust	2.765	11/25/33	3,582,928
		Series - 2006 A2 (Class 5A3)
39,040	i	JP Morgan Mortgage Trust	4.281	04/25/35	39,792
		Series - 2005 A2 (Class 5A1)
89,042		MASTER Asset Securitization Trust	5.000	05/25/35	89,324
		Series - 2005 1 (Class 2A5)
3,136,641	i	Merrill Lynch Mortgage Investors, Inc	2.741	12/25/35	3,120,171
		Series - 2005 A9 (Class 2A1B)
241,897	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	265,917
		Series - 2005 CIP1 (Class AM)
1,242,000	g,i	Morgan Stanley Capital I	5.421	09/15/47	1,373,387
		Series - 2011 C1 (Class C)
82,000	g,i	Morgan Stanley Capital I	5.421	09/15/47	86,243
		Series - 2011 C1 (Class D)
125,000	i	Morgan Stanley Capital I	5.544	11/12/49	133,964
		Series - 2007 T25 (Class AM)
317,894	i	Nomura Asset Securities Corp	7.328	03/15/30	320,145
		Series - 1998 D6 (Class A2)
457,476	i	Opteum Mortgage Acceptance Corp	0.617	02/25/35	455,033
		Series - 2005 1 (Class A4)
93,334		RALI Trust	6.500	05/25/32	93,674
		Series - 2002 QS6 (Class A9)
3,112,404		RALI Trust	4.250	12/26/33	3,170,622
		Series - 2003 QS22 (Class A5)
619,558	i	RALI Trust	0.517	01/25/35	563,032
		Series - 2005 QA1 (Class A1)
1,145,000	g,i	RBSCF Trust	4.800	04/15/24	1,228,075
		Series - 2010 MB1 (Class B)
1,586,782		Residential Accredit Loans, Inc	4.350	03/25/34	1,632,132
		Series - 2004 QS4 (Class A1)
857,086		Residential Accredit Loans, Inc	5.750	05/25/35	139,378
		Series - 2005 QS6 (Class A7)
2,537,133	i	Residential Accredit Loans, Inc	0.407	05/25/46	1,656,512
		Series - 2006 QO5 (Class 2A1)

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,900,000		RFMSI Trust	5.500%	03/25/35	$1,994,821
		Series - 2005 S2 (Class A6)
1,480,720	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	1,491,404
		Series - 2012 1A (Class A)
626,469	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	629,210
		Series - 0 2A (Class A)
29,463	i	Structured Adjustable Rate Mortgage Loan Trust	0.977	03/25/35	29,492
		Series - 2005 6XS (Class A3)
2,991,125	i	Structured Adjustable Rate Mortgage Loan Trust	0.557	08/25/35	2,747,351
		Series - 2005 16XS (Class A1)
1,558,817	i	Structured Asset Mortgage Investments, Inc	0.527	09/25/45	1,081,651
		Series - 2005 AR6 (Class 2A1)
111,359		Wachovia Bank Commercial Mortgage Trust	5.246	12/15/43	112,656
		Series - 2007 C30 (Class A3)
320,000		Wachovia Bank Commercial Mortgage Trust	5.342	12/15/43	362,210
		Series - 2007 C30 (Class A5)
1,425,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	1,416,239
		Series - 2007 C30 (Class AM)
295,000	i	Wachovia Bank Commercial Mortgage Trust	6.169	06/15/45	329,452
		Series - 2006 C26 (Class AM)
415,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	463,414
		Series - 2007 C31 (Class A5)
225,000		Wachovia Bank Commercial Mortgage Trust	5.339	11/15/48	242,992
		Series - 2006 C29 (Class AM)
100,000	i	Wachovia Bank Commercial Mortgage Trust	6.122	02/15/51	117,877
		Series - 2007 C33 (Class A4)
272,165		Wells Fargo Mortgage Backed Securities Trust	5.500	04/25/35	272,607
		Series - 2005 2 (Class 1A1)
225,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	11/15/43	259,839
		Series - 2010 C1 (Class B)

		TOTAL OTHER MORTGAGE BACKED			75,663,171

		TOTAL STRUCTURED ASSETS			125,315,096

		(Cost $122,399,224)

		TOTAL BONDS			1,086,258,687

		(Cost $1,029,695,926)

SHARES		COMPANY

PREFERRED STOCKS - 0.1%

DIVERSIFIED FINANCIALS - 0.1%
54,446		GMAC Capital Trust I	8.125	02/15/40	1,351,340

		TOTAL DIVERSIFIED FINANCIALS			1,351,340

		TOTAL PREFERRED STOCKS			1,351,340

		(Cost $1,361,150)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 16.5%
TREASURY DEBT - 16.5%
$107,400,000		United States Treasury Bill	0.060-0.073	10/18/12	107,396,662

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$20,645,000	d	United States Treasury Bill	0.050-0.104%	11/08/12	$20,643,592
10,400,000		United States Treasury Bill	0.095	11/29/12	10,398,939
55,100,000		United States Treasury Bill	0.090-0.098	12/06/12	55,092,176
430,000		United States Treasury Bill	0.080	12/13/12	429,928

		TOTAL TREASURY DEBT			193,961,297

		TOTAL SHORT-TERM INVESTMENTS			193,961,297

		(Cost $193,959,442)

		TOTAL INVESTMENTS - 112.7%			1,328,712,779
		(Cost $1,271,822,601)
		OTHER ASSETS & LIABILITIES, NET - (12.7)%			(149,382,387)

		NET ASSETS - 100.0%			$1,179,330,392

		Abbreviation(s):
REIT		Real Estate Investment Trust

d		All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2012, the aggregate value of these securities amounted to $187,811,028 or 15.9% of net assets.

h		All or a portion of these securities were purchased on a delayed delivery basis.
i		Floating or variable rate security. Coupon rate reflects the rate at period end.
l		All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.
m		Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Short-Term Bond Fund

TIAA-CREF FUNDS
SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 0.9%

CAPITAL GOODS - 0.1%
$491,250	i	TransDigm, Inc	4.000%	02/14/17	$493,367

		TOTAL CAPITAL GOODS			493,367

CONSUMER SERVICES - 0.1%
1,470,654	i	Ameristar Casinos, Inc	4.000	04/14/18	1,477,640

		TOTAL CONSUMER SERVICES			1,477,640

DIVERSIFIED FINANCIALS - 0.2%
1,970,000	i	TransUnion LLC	5.500	02/10/18	1,991,335

		TOTAL DIVERSIFIED FINANCIALS			1,991,335

FOOD, BEVERAGE & TOBACCO - 0.2%
1,917,519	i	Del Monte Foods Co	4.500	03/08/18	1,914,086

		TOTAL FOOD, BEVERAGE & TOBACCO			1,914,086

HEALTH CARE EQUIPMENT & SERVICES - 0.3%
1,804,895	i	Fresenius US Finance I, Inc, Term Loan D1	3.500	09/10/14	1,804,895
648,951	i	Fresenius US Finance I, Inc, Term Loan D2	3.500	09/10/14	648,951
409,559	i	HCA, Inc	1.482	11/17/12	409,239

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			2,863,085

		TOTAL BANK LOAN OBLIGATIONS			8,739,513

		(Cost $8,704,923)

BONDS - 91.0%

CORPORATE BONDS - 37.4%

BANKS - 10.8%
2,000,000	g	Abbey National Treasury Services plc	3.875	11/10/14	2,041,200
7,000,000	g	Australia & New Zealand Banking Group Ltd	2.400	11/23/16	7,333,900
500,000	g,i	Banco Bradesco S.A.	2.537	05/16/14	503,516
260,000	g	Banco de Bogota S.A.	5.000	01/15/17	274,950
500,000	g	Banco de Credito del Peru	4.750	03/16/16	527,500
500,000		Banco de Oro Unibank, Inc	3.875	04/22/16	499,142
785,000		Banco do Brasil S.A.	3.875	01/23/17	816,400
788,000	g	Bank Nederlandse Gemeenten	1.375	09/27/17	791,907
1,000,000		Bank of America Corp	4.750	08/15/13	1,030,670
2,675,000		Bank of America Corp	3.750	07/12/16	2,838,119
2,500,000		Bank of America Corp	3.875	03/22/17	2,690,345
1,250,000	g	Bank of Montreal	2.625	01/25/16	1,332,250
4,800,000	g	Bank of Nova Scotia	2.150	08/03/16	5,056,800
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.250	02/24/14	1,016,019

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350%	02/23/17	$1,038,475
1,000,000		BB&T Corp	3.200	03/15/16	1,074,026
8,000,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	8,248,000
2,000,000		Canadian Imperial Bank of Commerce	1.450	09/13/13	2,019,472
800,000	g	Canadian Imperial Bank of Commerce	2.600	07/02/15	845,680
750,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	802,800
1,000,000		Citigroup, Inc	2.250	08/07/15	1,015,255
1,500,000		Citigroup, Inc	6.000	12/13/13	1,590,846
4,565,000		Citigroup, Inc	5.000	09/15/14	4,814,797
2,275,000		Citigroup, Inc	3.953	06/15/16	2,434,159
1,075,000		Citigroup, Inc	4.450	01/10/17	1,180,756
750,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	01/19/17	796,057
250,000		Deutsche Bank AG	3.875	08/18/14	262,646
1,000,000	g	HSBC Bank plc	1.625	08/12/13	1,006,344
825,000	g	HSBC Bank plc	3.100	05/24/16	869,374
900,000		HSBC USA, Inc	2.375	02/13/15	926,496
618,000	g	ICICI Bank Ltd	5.500	03/25/15	651,173
500,000	g	ICICI Bank Ltd	4.750	11/25/16	517,800
1,000,000		Inter-American Development Bank	1.125	03/15/17	1,020,560
2,297,000		JPMorgan Chase & Co	3.150	07/05/16	2,429,512
2,975,000		JPMorgan Chase & Co	2.000	08/15/17	3,000,921
500,000	g	National Australia Bank Ltd	2.500	01/08/13	502,725
2,500,000	g	National Australia Bank Ltd	2.000	06/20/17	2,567,750
7,500,000	g	NIBC Bank NV	2.800	12/02/14	7,824,480
4,280,000	g	State Bank of India	4.125	08/01/17	4,378,205
1,000,000	g	Sumitomo Mitsui Banking Corp	2.150	07/22/13	1,012,787
10,000,000	g	Toronto-Dominion Bank	1.625	09/14/16	10,338,000
500,000		Union Bank NA	2.125	06/16/17	511,567
1,000,000		US Bancorp	1.125	10/30/13	1,007,229
1,000,000		US Bancorp	3.125	04/01/15	1,062,987
500,000		US Bancorp	1.650	05/15/17	511,860
2,000,000		Wells Fargo & Co	1.500	07/01/15	2,033,650
3,500,000		Wells Fargo & Co	2.100	05/08/17	3,621,047
1,000,000		Westpac Banking Corp	2.100	08/02/13	1,013,610
1,000,000		Westpac Banking Corp	3.000	08/04/15	1,055,549
6,000,000	g	Westpac Banking Corp	2.450	11/28/16	6,299,400

		TOTAL BANKS			107,038,713

CAPITAL GOODS - 0.5%
2,500,000		Caterpillar Financial Services Corp	1.550	12/20/13	2,535,080
475,000		Caterpillar, Inc	1.500	06/26/17	485,014
1,000,000		Lockheed Martin Corp	2.125	09/15/16	1,037,071
575,000		United Technologies Corp	1.200	06/01/15	585,349
500,000		United Technologies Corp	1.800	06/01/17	518,588

		TOTAL CAPITAL GOODS			5,161,102

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
650,000	g	ADT Corp	2.250	07/15/17	669,009
725,000		eBay, Inc	0.700	07/15/15	728,440
1,100,000		eBay, Inc	1.350	07/15/17	1,113,188
1,000,000		Johnson Controls, Inc	1.750	03/01/14	1,016,985
1,000,000		Thomson Corp	5.250	08/15/13	1,040,431

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		Waste Management, Inc	2.600%	09/01/16	$1,049,724

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			5,617,777

CONSUMER DURABLES & APPAREL - 0.2%
475,000	g	Grupo Aval Ltd	5.250	02/01/17	504,688
296,000	i	Hanesbrands, Inc	4.113	12/15/14	296,003
1,000,000		Hanesbrands, Inc	8.000	12/15/16	1,105,010

		TOTAL CONSUMER DURABLES & APPAREL			1,905,701

CONSUMER SERVICES - 0.7%
1,000,000		GlaxoSmithKline Capital plc	1.500	05/08/17	1,017,339
1,000,000	g	SABMiller Holdings, Inc	2.450	01/15/17	1,045,961
1,000,000		Walt Disney Co	0.875	12/01/14	1,010,426
3,500,000		Walt Disney Co	1.125	02/15/17	3,539,358

		TOTAL CONSUMER SERVICES			6,613,084

DIVERSIFIED FINANCIALS - 7.8%
250,000		American Express Centurion Bank	5.550	10/17/12	250,498
500,000		American Express Centurion Bank	6.000	09/13/17	606,514
1,000,000		American Express Credit Corp	5.875	05/02/13	1,031,391
1,150,000		American Express Credit Corp	1.750	06/12/15	1,176,303
1,000,000		American Express Credit Corp	2.800	09/19/16	1,063,230
1,000,000	g	American Honda Finance Corp	4.625	04/02/13	1,021,219
500,000	g	Banco Mercantil del Norte S.A.	4.375	07/19/15	527,500
1,000,000		Bank of New York Mellon Corp	1.200	02/20/15	1,013,484
1,100,000		Bank of New York Mellon Corp	2.300	07/28/16	1,152,943
150,000		Bank of New York Mellon Corp	1.969	06/20/17	155,269
3,000,000	g	Barclays Bank plc	2.250	05/10/17	3,091,701
750,000		Berkshire Hathaway, Inc	1.900	01/31/17	776,557
500,000		BlackRock, Inc	3.500	12/10/14	532,344
825,000		BlackRock, Inc	1.375	06/01/15	840,577
3,250,000		Capital One Financial Corp	2.125	07/15/14	3,316,186
1,000,000		Capital One Financial Corp	3.150	07/15/16	1,061,895
130,000		Credit Suisse	5.000	05/15/13	133,474
500,000		Credit Suisse	5.500	05/01/14	533,987
2,000,000	g	Credit Suisse AG.	1.625	03/06/15	2,034,584
500,000		FIA Card Services NA	7.125	11/15/12	503,746
1,675,000		Ford Motor Credit Co LLC	4.250	02/03/17	1,780,182
3,250,000		Ford Motor Credit Co LLC	3.000	06/12/17	3,308,149
825,000		Ford Motor Credit Co LLC	6.625	08/15/17	956,931
1,000,000		General Electric Capital Corp	2.800	01/08/13	1,006,337
1,250,000		General Electric Capital Corp	1.875	09/16/13	1,267,714
500,000		General Electric Capital Corp	3.750	11/14/14	529,985
3,000,000		General Electric Capital Corp	1.625	07/02/15	3,052,473
2,000,000		General Electric Capital Corp	2.300	04/27/17	2,055,880
500,000	i	Goldman Sachs Capital II	4.000	06/01/43	376,580
650,000		Goldman Sachs Group, Inc	5.450	11/01/12	652,551
1,375,000		Goldman Sachs Group, Inc	3.300	05/03/15	1,430,785
3,015,000		Goldman Sachs Group, Inc	3.625	02/07/16	3,180,493
500,000		HSBC Finance Corp	4.750	07/15/13	514,544
160,000	g	Hyundai Capital America, Inc	3.750	04/06/16	170,213
200,000	g	Hyundai Capital Services, Inc	4.375	07/27/16	215,592

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000	g	Hyundai Capital Services, Inc	3.500%	09/13/17	$1,045,660
150,000	g	International Lease Finance Corp	6.500	09/01/14	161,250
300,000		International Lease Finance Corp	5.750	05/15/16	318,072
385,000	g	Inversiones CMPC S.A.	4.750	01/19/18	412,245
1,000,000		Jefferies Group, Inc	3.875	11/09/15	1,006,250
1,500,000		John Deere Capital Corp	0.875	04/17/15	1,510,454
4,100,000		John Deere Capital Corp	0.700	09/04/15	4,107,339
1,000,000		John Deere Capital Corp	2.000	01/13/17	1,041,682
1,000,000		John Deere Capital Corp	1.400	03/15/17	1,021,639
300,000		Merrill Lynch & Co, Inc	5.450	02/05/13	304,584
1,500,000		Morgan Stanley	2.875	01/24/14	1,519,956
150,000		Morgan Stanley	6.000	04/28/15	162,562
900,000		Morgan Stanley	5.375	10/15/15	969,439
2,250,000		Morgan Stanley	4.750	03/22/17	2,412,362
1,000,000		National Rural Utilities Cooperative Finance Corp	1.000	02/02/15	1,011,616
2,000,000	g	NongHyup Bank	2.250	09/19/17	1,998,870
275,000		Northern Trust Corp	4.625	05/01/14	292,534
500,000	g	PTTEP Australia International Finance Pty Ltd	4.152	07/19/15	521,393
7,000,000		Royal Bank of Canada	1.200	09/19/17	7,044,100
225,000		State Street Corp	4.300	05/30/14	238,754
1,000,000		Toyota Motor Credit Corp	1.000	02/17/15	1,010,827
500,000		Toyota Motor Credit Corp	2.050	01/12/17	519,950
1,000,000		UBS AG.	2.250	08/12/13	1,012,977
5,000,000	g	UBS AG.	1.875	01/23/15	5,102,895
1,000,000		Unilever Capital Corp	2.750	02/10/16	1,062,600
1,000,000	g	Volkswagen International Finance NV	1.625	08/12/13	1,009,810

		TOTAL DIVERSIFIED FINANCIALS			78,141,631

ENERGY - 2.1%
250,000		Apache Corp	1.750	04/15/17	258,155
1,000,000		BP Capital Markets plc	5.250	11/07/13	1,051,775
530,000		BP Capital Markets plc	3.200	03/11/16	568,907
2,000,000		BP Capital Markets plc	1.846	05/05/17	2,042,910
350,000		ConocoPhillips	4.600	01/15/15	382,050
500,000		Devon Energy Corp	5.625	01/15/14	531,533
625,000		Devon Energy Corp	1.875	05/15/17	637,110
400,200		Dolphin Energy Ltd	5.888	06/15/19	454,227
390,000	g	Empresa Nacional del Petroleo	4.875	03/15/14	404,577
1,150,000		EOG Resources, Inc	2.950	06/01/15	1,214,715
500,000	g	Gaz Capital S.A.	7.510	07/31/13	525,000
350,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	05/23/16	370,569
750,000	g	Korea National Oil Corp	3.125	04/03/17	788,055
350,000		Marathon Petroleum Corp	3.500	03/01/16	371,124
375,000		Noble Holding International Ltd	3.450	08/01/15	396,686
1,550,000		Noble Holding International Ltd	2.500	03/15/17	1,598,746
500,000	g	Novatek Finance Ltd	5.326	02/03/16	532,625
500,000		Occidental Petroleum Corp	2.500	02/01/16	527,652
975,000		Petrobras International Finance Co	3.875	01/27/16	1,031,365
750,000		Petrobras International Finance Co-Pifco	2.875	02/06/15	770,869
925,000		Petrobras International Finance Co-Pifco	3.500	02/06/17	967,396
500,000		Petroleos Mexicanos	4.875	03/15/15	536,250
400,000	g	Phillips 66	1.950	03/05/15	409,283

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		Shell International Finance BV	3.100%	06/28/15	$534,462
100,000		Statoil ASA	2.900	10/15/14	104,930
1,000,000		Total Capital Canada Ltd	1.625	01/28/14	1,015,800
750,000		Total Capital International S.A.	1.500	02/17/17	763,349
1,000,000		Vale Overseas Ltd	6.250	01/23/17	1,156,464
475,000		Valero Energy Corp	4.500	02/01/15	511,918
250,000		XTO Energy, Inc	4.625	06/15/13	256,981

		TOTAL ENERGY			20,715,483

FOOD & STAPLES RETAILING - 0.3%
1,075,000		CVS Caremark Corp	3.250	05/18/15	1,143,042
1,000,000		CVS Caremark Corp	5.750	06/01/17	1,206,044
1,000,000		Kroger Co	5.000	04/15/13	1,021,816

		TOTAL FOOD & STAPLES RETAILING			3,370,902

FOOD, BEVERAGE & TOBACCO - 1.4%
700,000		Anheuser-Busch InBev Worldwide, Inc	4.125	01/15/15	754,905
500,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	532,638
2,075,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	2,100,344
2,000,000		Coca-Cola Co	0.750	03/13/15	2,017,498
600,000		Coca-Cola Co	1.800	09/01/16	625,134
1,000,000		Coca-Cola Enterprises, Inc	1.125	11/12/13	1,005,457
2,000,000		Constellation Brands, Inc	8.375	12/15/14	2,267,500
500,000		Diageo Capital plc	1.500	05/11/17	508,684
135,000		General Mills, Inc	5.200	03/17/15	149,736
2,000,000		HJ Heinz Co	1.500	03/01/17	2,029,844
1,000,000		Kraft Foods, Inc	5.250	10/01/13	1,043,683
1,000,000	g	Pernod-Ricard S.A.	2.950	01/15/17	1,043,300
150,000		Philip Morris International, Inc	4.875	05/16/13	154,110
250,000		Philip Morris International, Inc	6.875	03/17/14	273,123

		TOTAL FOOD, BEVERAGE & TOBACCO			14,505,956

HEALTH CARE EQUIPMENT & SERVICES - 0.9%
200,000		Becton Dickinson and Co	1.750	11/08/16	206,970
250,000		Boston Scientific Corp	4.500	01/15/15	267,305
500,000		Covidien International Finance S.A.	1.350	05/29/15	506,443
1,000,000	g	Fresenius US Finance II, Inc	9.000	07/15/15	1,152,500
1,538,000		HCA, Inc	6.300	10/01/12	1,538,000
1,000,000		HCA, Inc	6.500	02/15/16	1,100,000
904,000		McKesson Corp	3.250	03/01/16	972,712
1,000,000		Medco Health Solutions, Inc	2.750	09/15/15	1,046,036
200,000		Thermo Fisher Scientific, Inc	2.150	12/28/12	200,568
1,000,000		Thermo Fisher Scientific, Inc	2.050	02/21/14	1,019,246
245,000		Thermo Fisher Scientific, Inc	3.200	05/01/15	258,759

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			8,268,539

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
1,000,000		Ecolab, Inc	3.000	12/08/16	1,075,205

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			1,075,205

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

INSURANCE - 1.5%
$1,000,000		American International Group, Inc	3.650%	01/15/14	$1,029,538
675,000		Hartford Financial Services Group, Inc	4.000	10/15/17	725,514
7,010,004	g	Hospital for Special Surgery	3.500	01/01/23	7,827,370
2,000,000		MetLife, Inc	2.375	02/06/14	2,046,546
1,000,000		Prudential Financial, Inc	3.875	01/14/15	1,062,129
250,000		United Health Group, Inc	4.875	02/15/13	253,935
1,500,000		Willis Group Holdings plc	4.125	03/15/16	1,592,228

		TOTAL INSURANCE			14,537,260

MATERIALS - 0.8%
200,000		Air Products & Chemicals, Inc	4.150	02/01/13	202,542
2,000,000		Airgas, Inc	2.850	10/01/13	2,038,724
40,000		Airgas, Inc	4.500	09/15/14	42,584
1,665,000	g	Anglo American Capital plc	2.150	09/27/13	1,675,656
675,000		ArcelorMittal	4.000	08/05/15	670,734
250,000		ArcelorMittal	4.750	02/25/17	245,215
1,000,000		Bemis Co, Inc	5.650	08/01/14	1,080,383
1,000,000		EI Du Pont de Nemours & Co	3.250	01/15/15	1,062,164
500,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	518,250

		TOTAL MATERIALS			7,536,252

MEDIA - 1.7%
375,000		CBS Corp	1.950	07/01/17	384,397
600,000		Comcast Cable Communications Holdings, Inc	8.375	03/15/13	621,321
2,000,000		DIRECTV Holdings LLC	2.400	03/15/17	2,053,508
1,010,000	g	DISH DBS Corp	4.625	07/15/17	1,032,725
1,000,000		Echostar DBS Corp	6.625	10/01/14	1,085,000
2,000,000		Interpublic Group of Cos, Inc	6.250	11/15/14	2,160,000
1,000,000		Lamar Media Corp	9.750	04/01/14	1,120,000
1,000,000		NBCUniversal Media LLC	3.650	04/30/15	1,069,626
1,000,000		Nielsen Finance LLC	11.500	05/01/16	1,117,500
2,000,000		TCI Communications, Inc	8.750	08/01/15	2,418,040
1,000,000		Time Warner Cable, Inc	7.500	04/01/14	1,097,912
250,000		Time Warner, Inc	3.150	07/15/15	266,795
1,000,000		Viacom, Inc	1.250	02/27/15	1,010,435
1,000,000		Viacom, Inc	3.500	04/01/17	1,092,902

		TOTAL MEDIA			16,530,161

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.7%
1,000,000		Abbott Laboratories	2.700	05/27/15	1,057,622
600,000	g	Aristotle Holding, Inc	2.100	02/12/15	615,512
1,000,000		GlaxoSmithKline Capital, Inc	4.850	05/15/13	1,027,755
600,000		Johnson & Johnson	2.150	05/15/16	632,294
120,000		Life Technologies Corp	3.500	01/15/16	126,308
1,000,000		Merck & Co, Inc	2.250	01/15/16	1,049,953
1,000,000	g	Mylan, Inc	7.625	07/15/17	1,107,500
180,000		Novartis Capital Corp	4.125	02/10/14	188,961
500,000		Novartis Capital Corp	2.900	04/24/15	531,000
500,000		Watson Pharmaceuticals, Inc	1.875	10/01/17	505,564

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			6,842,469

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

REAL ESTATE - 0.1%
$75,000		AMB Property LP	7.625%	08/15/14	$82,297
1,175,000		Health Care REIT, Inc	3.625	03/15/16	1,240,243
100,000		Ventas Realty LP	3.125	11/30/15	104,205

		TOTAL REAL ESTATE			1,426,745

RETAILING - 1.1%
2,000,000		Limited Brands, Inc	5.250	11/01/14	2,115,000
1,000,000		Macy’s Retail Holdings, Inc	5.875	01/15/13	1,013,419
2,212,000		Macy’s Retail Holdings, Inc	5.750	07/15/14	2,397,629
700,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	817,241
1,000,000	g	QVC, Inc	7.500	10/01/19	1,106,506
2,300,000		Target Corp	1.125	07/18/14	2,328,908
1,000,000		Wal-Mart Stores, Inc	3.000	02/03/14	1,033,993

		TOTAL RETAILING			10,812,696

SOFTWARE & SERVICES - 1.6%
1,000,000		International Business Machines Corp	0.550	02/06/15	1,002,606
5,000,000		International Business Machines Corp	0.750	05/11/15	5,032,575
1,610,000		International Business Machines Corp	1.950	07/22/16	1,681,550
1,075,000		International Business Machines Corp	1.250	02/06/17	1,092,735
5,000,000		Microsoft Corp	0.875	09/27/13	5,032,965
650,000		Microsoft Corp	1.625	09/25/15	674,371
1,000,000		Oracle Corp	4.950	04/15/13	1,024,753
150,000		SunGard Data Systems, Inc	4.875	01/15/14	155,250

		TOTAL SOFTWARE & SERVICES			15,696,805

TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
250,000		Amphenol Corp	4.750	11/15/14	268,273
100,000		Hewlett-Packard Co	2.350	03/15/15	101,896
1,000,000		IBM International Group Capital LLC	5.050	10/22/12	1,002,692
100,000		L-3 Communications Corp	6.375	10/15/15	101,150
1,500,000		Seagate Technology HDD Holdings	6.800	10/01/16	1,661,250
1,000,000		Tyco Electronics Group S.A.	1.600	02/03/15	1,014,960
175,000		Xerox Corp	8.250	05/15/14	194,121
275,000		Xerox Corp	2.950	03/15/17	284,145

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			4,628,487

TELECOMMUNICATION SERVICES - 1.1%
1,000,000		America Movil SAB de C.V.	2.375	09/08/16	1,040,589
1,000,000		AT&T, Inc	2.500	08/15/15	1,050,760
1,000,000		AT&T, Inc	2.950	05/15/16	1,074,559
1,000,000		British Telecommunications plc	5.150	01/15/13	1,013,010
1,000,000		Cellco Partnership	7.375	11/15/13	1,074,575
1,000,000		France Telecom S.A.	2.125	09/16/15	1,029,461
1,000,000		Telecom Italia Capital S.A.	5.250	11/15/13	1,031,250
850,000		Telecom Italia Capital S.A.	6.175	06/18/14	894,625
1,000,000		Telefonica Emisiones SAU	3.992	02/16/16	995,000
190,000		Verizon Communications, Inc	5.250	04/15/13	194,929
500,000	g	Vimpelcom Holdings	6.255	03/01/17	515,840
414,000		Virgin Media Finance plc	9.500	08/15/16	458,505
250,000		Windstream Corp	8.125	08/01/13	262,500

		TOTAL TELECOMMUNICATION SERVICES			10,635,603

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

TRANSPORTATION - 0.7%
$350,000	g	Asciano Finance Ltd	3.125%	09/23/15	$355,141
1,600,000		CSX Corp	5.750	03/15/13	1,637,779
1,000,000	g	ERAC USA Finance LLC	5.800	10/15/12	1,001,614
1,000,000	g	ERAC USA Finance LLC	2.750	07/01/13	1,014,216
890,000	g	Transnet Ltd	4.500	02/10/16	945,346
175,000		Union Pacific Corp	4.163	07/15/22	199,438
2,475,000		United Parcel Service, Inc	1.125	10/01/17	2,486,175

		TOTAL TRANSPORTATION			7,639,709

UTILITIES - 2.2%
500,000	g	Abu Dhabi National Energy Co	6.600	08/01/13	519,500
750,000	g	Abu Dhabi National Energy Co	4.125	03/13/17	793,125
1,000,000		AES Corp	7.750	03/01/14	1,075,000
180,000		Alliant Energy Corp	4.000	10/15/14	188,645
1,000,000		Commonwealth Edison Co	4.700	04/15/15	1,090,798
1,000,000		Dominion Resources, Inc	1.800	03/15/14	1,016,569
2,000,000		Dominion Resources, Inc	1.400	09/15/17	2,005,532
500,000		Duke Energy Carolinas LLC	5.750	11/15/13	528,959
1,900,000		FPL Group Capital, Inc	2.600	09/01/15	1,969,882
550,000	g	Israel Electric Corp Ltd	6.700	02/10/17	594,000
500,000	g	KazMunaiGaz Finance Sub BV	8.375	07/02/13	523,675
1,000,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	1,072,055
200,000	g	Korea Hydro & Nuclear Power Co Ltd	3.125	09/16/15	209,115
500,000		Korea Midland Power Co Ltd	5.375	02/11/13	506,523
1,000,000		Northeast Utilities	5.650	06/01/13	1,033,322
2,950,000		ONEOK Partners LP	2.000	10/01/17	3,004,690
500,000		Pepco Holdings, Inc	2.700	10/01/15	519,774
500,000		PG&E Corp	5.750	04/01/14	535,607
500,000	g	Ras Laffan Liquefied Natural Gas Co Ltd	5.500	09/30/14	540,835
1,000,000		Sabine Pass LNG LP	7.250	11/30/13	1,065,000
2,000,000		Sempra Energy	2.300	04/01/17	2,093,112
250,000		Veolia Environnement	5.250	06/03/13	256,180
450,000		Williams Partners LP	3.800	02/15/15	477,128

		TOTAL UTILITIES			21,619,026

		TOTAL CORPORATE BONDS			370,319,306

		(Cost $359,706,382)

GOVERNMENT BONDS - 35.3%

AGENCY SECURITIES - 12.1%
3,000,000		Citigroup Funding, Inc	2.250	12/10/12	3,012,036
2,000,000	g,j	FDIC Structured Sale Guarantee (FDIC)	0.000	10/25/12	1,999,960
1,000,000		Federal Farm Credit Bank (FFCB)	1.375	06/25/13	1,009,122
3,000,000		Federal Home Loan Bank (FHLB)	1.875	06/21/13	3,036,462
5,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.750	03/28/13	5,014,025
20,000,000		FHLMC	1.000	09/27/17	19,993,280
5,000,000		FHLMC	1.000	09/29/17	5,051,225
2,000,000		Federal National Mortgage Association (FNMA)	3.625	02/12/13	2,025,050

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$6,500,000		FNMA	1.250%	08/20/13	$6,558,071
1,000,000		FNMA	2.500	05/15/14	1,036,069
25,000,000		FNMA	1.125	06/27/14	25,375,125
2,000,000		FNMA	3.000	09/16/14	2,107,892
20,000,000		FNMA	0.500	07/02/15	20,059,860
3,350,000		FNMA	1.125	04/27/17	3,411,995
2,000,000		General Electric Capital Corp	2.625	12/28/12	2,012,342
2,800,000		GMAC, Inc	1.750	10/30/12	2,803,447
3,600,000		GMAC, Inc	2.200	12/19/12	3,615,861
2,000,000		Private Export Funding Corp (PEFCO)	3.550	04/15/13	2,036,218
10,000,000		PEFCO	1.375	02/15/17	10,204,900

		TOTAL AGENCY SECURITIES			120,362,940

FOREIGN GOVERNMENT BONDS - 5.3%
950,000	g	Croatia Government International Bond	6.250	04/27/17	1,028,375
1,014,000		Eksportfinans ASA	2.000	09/15/15	948,090
300,000		Export-Import Bank of Korea	8.125	01/21/14	326,545
225,000		Export-Import Bank of Korea	4.125	09/09/15	242,289
500,000		Export-Import Bank of Korea	3.750	10/20/16	540,697
8,000,000		Hydro Quebec	1.375	06/19/17	8,117,600
1,250,000		Hydro-Quebec	7.500	04/01/16	1,533,000
370,000	g	Indonesia Government International Bond	6.875	03/09/17	444,000
3,000,000	g	Kommunalbanken AS.	1.000	02/09/15	3,033,300
2,870,000	g	Kommunalbanken AS.	1.375	06/08/17	2,924,243
410,000	g	Korea Housing Finance Corp	3.500	12/15/16	435,295
400,000	g	Lithuania Government International Bond	5.125	09/14/17	446,000
4,000,000	g	Nederlandse Waterschapsbank NV	2.125	02/09/17	4,135,696
420,000		Poland Government International Bond	3.875	07/16/15	448,350
6,200,000	g	Province of Alberta Canada	1.000	06/21/17	6,277,500
3,000,000		Province of British Columbia Canada	2.850	06/15/15	3,195,300
3,000,000		Province of British Columbia Canada	1.200	04/25/17	3,064,170
3,000,000		Province of New Brunswick Canada	2.750	06/15/18	3,246,456
2,000,000		Province of Nova Scotia Canada	2.375	07/21/15	2,103,400
1,500,000		Province of Nova Scotia Canada	8.875	03/15/16	1,890,126
700,000		Province of Ontario Canada	2.950	02/05/15	740,875
1,300,000		Province of Ontario Canada	2.700	06/16/15	1,375,323
791,000	g	Qatar Government International Bond	4.000	01/20/15	839,647
1,000,000	g	Qatar Government International Bond	3.125	01/20/17	1,053,500
550,000		Republic of Italy	4.500	01/21/15	569,250
500,000		Republic of Korea	5.750	04/16/14	536,591
700,000	g	Russian Foreign Bond - Eurobond	3.625	04/29/15	736,750
1,600,000	g	Russian Foreign Bond - Eurobond	3.250	04/04/17	1,683,648
500,000		South Africa Government International Bond	6.500	06/02/14	544,500
516,000		United Mexican States	5.875	02/17/14	548,250

		TOTAL FOREIGN GOVERNMENT BONDS			53,008,766

MORTGAGE BACKED - 2.3%
4,634,863		Federal Home Loan Mortgage Corp (FHLMC)	3.000	03/15/26	4,843,737
4,722,857		FHLMC	3.000	01/15/27	4,992,059
4,021,613		FHLMC	4.000	05/15/37	4,117,983
31,151		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	12/01/17	34,013
182,233		FGLMC	5.500	01/01/19	199,741

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$176,391		FGLMC	5.500%	01/01/19	$193,338
3,602		Federal National Mortgage Association (FNMA)	5.000	06/01/13	3,733
2,370,653		FNMA	4.000	10/25/24	2,452,106
2,516,489		FNMA	4.500	10/25/28	2,593,987
3,516,908		Government National Mortgage Association (GNMA)	2.300	10/15/19	3,649,656

		TOTAL MORTGAGE BACKED			23,080,353

MUNICIPAL BONDS - 0.1%
500,000		New Jersey Health Care Facilities Financing Authority	5.000	07/01/16	538,455

		TOTAL MUNICIPAL BONDS			538,455

U.S. TREASURY SECURITIES - 15.5%
24,316,520	k	United States Treasury Inflation Indexed Bonds	0.500	04/15/15	25,547,544
10,380,000	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/16	11,000,371
7,061,180	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/17	7,606,769
22,720,000		United States Treasury Note	1.125	06/15/13	22,870,884
575,000		United States Treasury Note	0.125	08/31/13	574,730
7,395,000		United States Treasury Note	3.125	09/30/13	7,610,786
3,125,000		United States Treasury Note	0.500	10/15/13	3,134,766
1,980,000		United States Treasury Note	0.250	10/31/13	1,981,083
3,565,000		United States Treasury Note	0.125	12/31/13	3,561,239
29,700,000		United States Treasury Note	1.250	04/15/14	30,162,904
3,800,000		United States Treasury Note	0.250	06/30/14	3,800,741
1,635,000		United States Treasury Note	2.625	06/30/14	1,702,890
1,865,000		United States Treasury Note	2.375	10/31/14	1,946,739
19,558,000	l	United States Treasury Note	0.250	09/15/15	19,524,380
200		United States Treasury Note	0.750	06/30/17	201
12,455,600		United States Treasury Note	0.625	08/31/17	12,463,385

		TOTAL U.S. TREASURY SECURITIES			153,489,412

		TOTAL GOVERNMENT BONDS			350,479,926

		(Cost $346,591,962)

STRUCTURED ASSETS - 18.3%

ASSET BACKED - 13.1%
230,520		Aames Mortgage Trust	6.737	06/25/32	213,099
		Series - 2002 1 (Class A3)
285,476	i	Accredited Mortgage Loan Trust	0.460	09/25/35	279,979
		Series - 2005 3 (Class A1)
163,253	i	ACE Securities Corp	0.687	08/25/35	162,715
		Series - 2005 HE5 (Class M1)
3,000,000	g	AESOP Funding II	3.270	02/20/18	3,158,328
		Series - 2011 5A (Class A)
2,000,000		Ally Auto Receivables Trust	2.230	03/15/16	2,061,634
		Series - 2011 1 (Class A4)
2,700,000	g	Ally Auto Receivables Trust	2.590	07/15/16	2,775,546
		Series - 2011 2 (Class B)
3,300,000	g	Ally Auto Receivables Trust	1.900	11/15/16	3,343,187
		Series - 2011 5 (Class B)
8,000,000	g	Ally Master Owner Trust	4.250	04/15/17	8,617,952
		Series - 2010 2 (Class A)

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,000,000		AmeriCredit Automobile Receivables Trust	2.040%	09/08/15	$2,027,678
		Series - 2010 3 (Class B)
2,000,000		AmeriCredit Automobile Receivables Trust	2.330	03/08/16	2,034,136
		Series - 2011 2 (Class B)
3,000,000		AmeriCredit Automobile Receivables Trust	2.450	12/08/16	3,081,252
		Series - 2011 5 (Class B)
4,250,000	m	AmeriCredit Automobile Receivables Trust	1.310	11/08/17	4,253,893
		Series - 2012 4 (Class B)
1,008,888	i	Ameriquest Mortgage Securities	0.537	05/25/35	994,531
		Series - 0 R3 (Class A3D)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	0
		Series - 2006 WMC1 (Class N1)
416,667	g	Avis Budget Rental Car Funding AESOP LLC	5.680	02/20/14	421,512
		Series - 2009 2A (Class A)
4,500,000	g	Avis Budget Rental Car Funding AESOP LLC	2.090	04/20/15	4,581,801
		Series - 2010 4A (Class A)
623,202	i	Bear Stearns Asset Backed Securities Trust	0.587	11/25/39	586,809
		Series - 2005 SD3 (Class 2A1)
2,000,000	g	Cabela’s Master Credit Card Trust	2.290	09/17/18	2,088,288
		Series - 2010 2A (Class A1)
4,965,000	g	Cabela’s Master Credit Card Trust	2.390	06/17/19	5,235,950
		Series - 2011 2A (Class A1)
1,000,000	g	Cabela’s Master Credit Card Trust	1.630	02/18/20	1,025,989
		Series - 2012 1A (Class A1)
1,000,000		CarMax Auto Owner Trust	2.630	11/15/16	1,032,621
		Series - 2011 1 (Class B)
155,000		CarMax Auto Owner Trust	2.830	02/15/17	160,332
		Series - 2011 1 (Class C)
5,870,000		CarMax Auto Owner Trust	1.730	02/15/18	5,932,727
		Series - 2012 2 (Class B)
109,235		Centex Home Equity	5.540	01/25/32	110,018
		Series - 2002 A (Class AF6)
651,649	i	Centex Home Equity	0.647	03/25/34	562,553
		Series - 2004 B (Class M1)
337,182	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	152,214
		Series - 2004 2 (Class 1M2)
22,381		Citicorp Mortgage Securities, Inc	5.706	07/25/36	22,367
		Series - 2006 1 (Class A3)
6,000,000		CNH Equipment Trust	1.550	11/15/17	6,128,790
		Series - 2011 C (Class A4)
68,735	i	Countrywide Asset-Backed Certificates	5.683	10/25/46	68,754
		Series - 2006 15 (Class A2)
904,713		Credit-Based Asset Servicing and Securitization LLC	4.831	08/25/35	909,138
		Series - 2005 CB5 (Class AF2)
101,395		Credit-Based Asset Servicing and Securitization LLC	5.319	04/25/37	100,056
		Series - 2007 CB4 (Class A2A)
2,000,000		DaimlerChrysler Financial Auto Securitization Trust	1.650	11/08/13	2,003,576
		Series - 2010 A (Class B)
1,985,000	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	2,212,880
		Series - 2012 1A (Class A2)
6,945,518		Entergy Louisiana Investment Recovery Funding I LLC	2.040	09/01/23	7,205,913
		Series - 2011 A (Class A1)

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$717,456	g	Flagstar Home Equity Loan Trust	5.781%	01/25/35	$688,694
		Series - 2007 1A (Class AF3)
2,000,000		Ford Credit Auto Owner Trust	2.380	07/15/16	2,057,528
		Series - 2011 A (Class B)
975,000		Ford Credit Floorplan Master Owner Trust	2.860	09/15/15	977,721
		Series - 2011 2 (Class D)
2,000,000	g	Ford Credit Floorplan Master Owner Trust	2.410	02/15/16	2,030,704
		Series - 2011 1 (Class B)
6,485,000	g	Ford Credit Floorplan Master Owner Trust	4.200	02/15/17	6,984,624
		Series - 2010 3 (Class A1)
5,050,000		Ford Credit Floorplan Master Owner Trust	1.920	01/15/19	5,199,601
		Series - 2012 2 (Class A)
5,230,000	g	Hertz Vehicle Financing LLC	5.290	03/25/16	5,738,047
		Series - 2009 2A (Class A2)
598,099	i	HSI Asset Securitization Corp Trust	0.577	07/25/35	589,778
		Series - 2005 NC1 (Class 2A3)
2,000,000		Hyundai Auto Receivables Trust	2.450	04/15/16	2,061,194
		Series - 2011 A (Class B)
509,773	i	Long Beach Mortgage Loan Trust	0.967	02/25/35	503,682
		Series - 2005 1 (Class M1)
2,000,000	g	MMCA Automobile Trust	2.720	10/17/16	2,066,780
		Series - 2011 A (Class B)
361,218	g	Morgan Stanley Capital I	2.602	09/15/47	372,495
		Series - 2011 C1 (Class A1)
500,000		Renaissance Home Equity Loan Trust	5.586	11/25/36	247,853
		Series - 2006 3 (Class AF3)
3,000,000	g	Rental Car Finance Corp	2.510	02/25/16	3,056,973
		Series - 2011 1A (Class A1)
2,000,000	g	Rental Car Finance Corp	4.380	02/25/16	2,081,560
		Series - 2011 1A (Class B1)
397,071	i	Residential Asset Mortgage Products, Inc	0.517	04/25/35	354,537
		Series - 2005 RZ1 (Class A3)
2,256,165		Residential Funding Mortgage Securities II, Inc	5.790	02/25/36	2,324,741
		Series - 2006 HI2 (Class A3)
804,881		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	832,530
		Series - 2006 HI3 (Class A3)
500,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	497,497
		Series - 2006 HI1 (Class M2)
5,000,000		Santander Drive Auto Receivables Trust	2.090	08/15/16	5,049,060
		Series - 2012 2 (Class B)
3,220,000		Santander Drive Auto Receivables Trust	3.090	05/15/17	3,320,193
		Series - 2011 3 (Class C)
584,632		Saxon Asset Securities Trust	6.120	11/25/30	610,376
		Series - 2002 2 (Class AF6)
254,014	i	Securitized Asset Backed Receivables LLC	0.517	10/25/35	244,008
		Series - 2006 OP1 (Class A2C)
463,398	i	Soundview Home Equity Loan Trust	0.517	11/25/35	448,359
		Series - 2005 OPT3 (Class A4)
86,196	i	Soundview Home Equity Loan Trust	0.327	10/25/36	86,049
		Series - 2006 EQ1 (Class A2)
640,246	i	Structured Asset Investment Loan Trust	0.747	11/25/34	615,147
		Series - 2004 10 (Class A9)

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$501,959	i	Structured Asset Investment Loan Trust	0.617%	05/25/35	$497,565
		Series - 2005 4 (Class M1)
638,961	i	Structured Asset Investment Loan Trust	0.497	12/25/35	633,856
		Series - 2005 10 (Class A5)
113,278	i	Structured Asset Securities Corp	0.267	02/25/37	111,054
		Series - 2007 BC1 (Class A2)
65,935	i	Wells Fargo Home Equity Trust	0.357	07/25/36	65,078
		Series - 2006 2 (Class A3)
2,000,000		World Financial Network Credit Card Master Trust	4.660	05/15/17	2,062,044
		Series - 2009 D (Class A)
4,000,000		World Financial Network Credit Card Master Trust	1.680	08/15/18	4,081,728
		Series - 2011 A (Class A)

		TOTAL ASSET BACKED			130,037,274

OTHER MORTGAGE BACKED - 5.2%
156,720		Citicorp Mortgage Securities, Inc	5.750	11/25/36	158,682
		Series - 2006 6 (Class A2)
206,818		Citicorp Mortgage Securities, Inc	6.000	05/25/37	206,481
		Series - 2007 4 (Class 1A7)
5,000,000		Citigroup Commercial Mortgage Trust	1.813	09/10/45	5,124,898
		Series - 2012 GC8 (Class A2)
5,000,000	g	Commercial Mortgage Pass Through Certificates	2.365	02/10/29	5,247,250
		Series - 2012 9W57 (Class A)
987,522		Countrywide Alternative Loan Trust	5.500	08/25/34	1,001,261
		Series - 2004 14T2 (Class A2)
577,368	i	Countrywide Alternative Loan Trust	0.357	07/25/46	579,704
		Series - 2006 OA8 (Class 2A2)
249,031		Countrywide Home Loan Mortgage Pass Through Trust	4.500	09/25/35	248,970
		Series - 2005 J3 (Class 2A3)
5,000,000		Credit Suisse Mortgage Capital Certificates	5.467	09/15/39	5,641,045
		Series - 2006 C4 (Class A3)
176	i	Greenpoint Mortgage Funding Trust	0.317	09/25/46	176
		Series - 2006 AR4 (Class A1A)
50	i	Greenpoint Mortgage Funding Trust	0.297	10/25/46	50
		Series - 0 AR5 (Class A1A)
2,692,352		GS Mortgage Securities Corp II	1.282	01/10/45	2,723,982
		Series - 2012 GC6 (Class A1)
5,000,000	h,m	JP Morgan Chase Commercial Mortgage Securities Corp	1.797	10/15/45	5,124,995
		Series - 2012 C8 (Class A2)
363,589		MASTER Asset Securitization Trust	5.000	05/25/35	364,738
		Series - 2005 1 (Class 2A5)
457,476	i	Opteum Mortgage Acceptance Corp	0.617	02/25/35	455,033
		Series - 2005 1 (Class A4)
390,192		Residential Accredit Loans, Inc	4.350	03/25/34	401,344
		Series - 2004 QS4 (Class A1)
1,900,000		RFMSI Trust	5.500	03/25/35	1,994,821
		Series - 2005 S2 (Class A6)
8,000,000	g	SLM Student Loan Trust	3.830	01/17/45	8,552,632
		Series - 2012 A (Class A2)
839,361	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	845,418
		Series - 2012 1A (Class A)
481,899	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	484,008
		Series - 0 2A (Class A)

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$6,823,957		UBS Barclays Commercial Mortgage	1.006%	05/10/63	$6,898,871
		Series - 2012 C2 (Class A1)
129,603		Wells Fargo Mortgage Backed Securities Trust	5.500	04/25/35	129,813
		Series - 2005 2 (Class 1A1)
4,924,010	m	WF-RBS Commercial Mortgage Trust	2.288	06/15/45	5,176,228
		Series - 2012 C7 (Class A1)

		TOTAL OTHER MORTGAGE BACKED			51,360,400

		TOTAL STRUCTURED ASSETS			181,397,674

		(Cost $178,914,443)

		TOTAL BONDS			902,196,906

		(Cost $885,212,787)

SHORT-TERM INVESTMENTS - 5.0%
TREASURY DEBT - 5.0%
50,000,000		United States Treasury Bill	0.088	10/11/12	49,998,785

		TOTAL TREASURY DEBT			49,998,785

		TOTAL SHORT-TERM INVESTMENTS			49,998,785

		(Cost $49,998,785)

		TOTAL INVESTMENTS - 96.9%			960,935,204
		(Cost $943,916,495)
		OTHER ASSETS & LIABILITIES, NET - 3.1%			30,535,586

		NET ASSETS - 100.0%			$991,470,790

		Abbreviation(s):
REIT		Real Estate Investment Trust

g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2012, the aggregate value of these securities amounted to $207,565,742 or 20.9% of net assets.

h		All or a portion of these securities were purchased on a delayed delivery basis.
i		Floating or variable rate security. Coupon reflects the rate at period end.
j		Zero coupon.
k		Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
l		All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.
m		Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - High-Yield Fund

TIAA-CREF FUNDS
HIGH-YIELD FUND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 9.0%

AUTOMOBILES & COMPONENTS - 1.1%
$11,697,125	h	Allison Transmission Holdings, Inc	4.250%	08/23/19	$11,716,659
8,912,063	i	Chrysler Group LLC	6.000	05/24/17	9,088,255

		TOTAL AUTOMOBILES & COMPONENTS			20,804,914

CAPITAL GOODS - 0.5%
9,000,000	i	Generac Power Systems, Inc	6.250	05/30/18	9,039,420

		TOTAL CAPITAL GOODS			9,039,420

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
15,000,000		Pilot Corp	4.250	08/07/19	15,093,750

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			15,093,750

CONSUMER SERVICES - 0.8%
12,500,000	h,i	Peninsula Gaming LLC	5.750	05/16/17	12,679,750
2,155,000	i	Wendy’s International, Inc	4.750	05/15/19	2,169,826

		TOTAL CONSUMER SERVICES			14,849,576

ENERGY - 0.9%
16,957,500	i	Arch Coal, Inc	5.750	05/16/18	17,071,963

		TOTAL ENERGY			17,071,963

FOOD, BEVERAGE & TOBACCO - 0.3%
5,000,000	h,i	Del Monte Foods Co	4.500	03/08/18	4,991,050

		TOTAL FOOD, BEVERAGE & TOBACCO			4,991,050

HEALTH CARE EQUIPMENT & SERVICES - 2.3%
10,972,500	i	Bausch & Lomb, Inc	5.250	05/17/19	11,084,529
6,690,750	h,i	Biomet, Inc	3.967	07/25/17	6,710,622
13,425,000	h	Capsugel Holdings US, Inc	4.750	08/01/18	13,465,275
8,000,000	h	DaVita, Inc	4.000	08/23/19	8,005,680
2,925,054	i,m	IMS Health, Inc	4.500	08/26/17	2,937,251

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			42,203,357

MEDIA - 0.6%
5,486,250	i	MTL Publishing LLC	5.500	06/29/18	5,545,227
4,932,630	i	Univision Communications, Inc	4.466	03/31/17	4,868,506

		TOTAL MEDIA			10,413,733

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.5%
5,000,000	h,i	NBTY, Inc	4.250	10/01/17	5,016,500
5,000,000	h	Valeant Pharmaceuticals International	4.250	10/02/19	5,002,500

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			10,019,000

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

RETAILING - 0.5%
$9,987,437	h,i	Academy Ltd	6.000%	08/03/18	$10,012,406

		TOTAL RETAILING			10,012,406

SOFTWARE & SERVICES - 0.3%
5,000,000	h	Lawson Software, Inc	5.250	04/05/18	5,012,500

		TOTAL SOFTWARE & SERVICES			5,012,500

TELECOMMUNICATION SERVICES - 0.2%
3,965,063		Windstream Corp	4.000	08/08/19	3,977,117

		TOTAL TELECOMMUNICATION SERVICES			3,977,117

UTILITIES - 0.2%
4,500,000	h	Calpine Corp	4.500	09/27/19	4,528,125

		TOTAL UTILITIES			4,528,125

		TOTAL BANK LOAN OBLIGATIONS			168,016,911

		(Cost $166,416,853)

BONDS - 86.8%

CORPORATE BONDS - 86.8%

AUTOMOBILES & COMPONENTS - 1.6%
5,000,000		DaimlerChrysler Group LLC	8.000	06/15/19	5,300,000
9,000,000		Delphi Corp	5.875	05/15/19	9,720,000
9,250,000		Ford Motor Co	7.450	07/16/31	11,504,687
2,760,000		Goodyear Tire & Rubber Co	8.250	08/15/20	3,056,700

		TOTAL AUTOMOBILES & COMPONENTS			29,581,387

BANKS - 0.8%
1,683,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.750	04/28/21	1,781,960
2,600,000	i	JPMorgan Chase & Co	7.900	04/29/49	2,952,898
1,800,000		Regions Bank	7.500	05/15/18	2,124,000
900,000		Regions Bank	6.450	06/26/37	918,000
450,000		Regions Financial Corp	7.375	12/10/37	472,500
4,000,000	i	Royal Bank of Scotland Group plc	7.640	12/30/49	3,270,000
4,000,000	i	Royal Bank of Scotland Group plc	7.648	12/30/49	3,880,000

		TOTAL BANKS			15,399,358

CAPITAL GOODS - 6.3%
2,875,000		Alliant Techsystems, Inc	6.875	09/15/20	3,133,750
2,300,000		Anixter, Inc	5.625	05/01/19	2,403,500
4,250,000		Case New Holland, Inc	7.875	12/01/17	4,983,125
4,000,000		Chesapeake Midstream Partners LP	6.125	07/15/22	4,230,000
3,610,000	g	FMG Resources August 2006 Pty Ltd	7.000	11/01/15	3,591,950
3,250,000	g	FMG Resources August 2006 Pty Ltd	8.250	11/01/19	3,152,500
6,300,000	g	FMG Resources August 2006 Pty Ltd	6.875	04/01/22	5,764,500
8,250,000		Huntington Ingalls Industries, Inc	6.875	03/15/18	8,940,938
2,350,000		Huntington Ingalls Industries, Inc	7.125	03/15/21	2,529,187
4,450,000	g	Hyva Global BV	8.625	03/24/16	3,982,750

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$9,200,000	g	Kinetic Concepts, Inc	10.500%	11/01/18	$9,729,000
3,700,000	g	Rexel S.A.	6.125	12/15/19	3,811,000
3,375,000	g	Schaeffler Finance BV	7.750	02/15/17	3,729,375
8,275,000	g	Schaeffler Finance BV	8.500	02/15/19	9,268,000
3,000,000		Seagate HDD Cayman	7.750	12/15/18	3,315,000
5,000,000		Seagate HDD Cayman	6.875	05/01/20	5,331,250
9,975,000		Seagate HDD Cayman	7.000	11/01/21	10,673,250
3,158,000	g	Sealed Air Corp	8.125	09/15/19	3,513,275
4,158,000	g	Sealed Air Corp	8.375	09/15/21	4,656,960
2,000,000		SPX Corp	7.625	12/15/14	2,200,000
2,250,000		SPX Corp	6.875	09/01/17	2,514,375
7,574,000		Tomkins LLC	9.000	10/01/18	8,445,010
4,250,000		TransDigm, Inc	7.750	12/15/18	4,696,250
2,000,000	g	UR Financing Escrow Corp	5.750	07/15/18	2,112,500
1,000,000	g	UR Financing Escrow Corp	7.375	05/15/20	1,075,000

		TOTAL CAPITAL GOODS			117,782,445

COMMERCIAL & PROFESSIONAL SERVICES - 2.1%
2,500,000	g	American Achievement Corp	10.875	04/15/16	2,168,750
8,150,000	g	Clean Harbors, Inc	5.250	08/01/20	8,394,500
4,700,000		Iron Mountain, Inc	5.750	08/15/24	4,711,750
5,450,000		RR Donnelley & Sons Co	5.500	05/15/15	5,627,125
4,025,000		RR Donnelley & Sons Co	8.250	03/15/19	4,085,375
4,000,000	g	Scientific Games International, Inc	6.250	09/01/20	4,020,000
2,700,000		ServiceMaster Co	8.000	02/15/20	2,862,000
4,700,000	g	ServiceMaster Co	7.000	08/15/20	4,817,500
3,334,000		Visant Corp	10.000	10/01/17	3,300,660

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			39,987,660

CONSUMER DURABLES & APPAREL - 2.1%
3,450,000		DR Horton, Inc	4.750	05/15/17	3,674,250
4,450,000		DR Horton, Inc	4.375	09/15/22	4,422,188
6,000,000		Hanesbrands, Inc	8.000	12/15/16	6,630,060
3,525,000		Hanesbrands, Inc	6.375	12/15/20	3,824,625
3,900,000		Levi Strauss & Co	6.875	05/01/22	4,065,750
5,500,000	g	Libbey Glass, Inc	6.875	05/15/20	5,912,500
6,500,000		Masco Corp	5.950	03/15/22	7,120,815
4,000,000		Phillips-Van Heusen Corp	7.375	05/15/20	4,520,000

		TOTAL CONSUMER DURABLES & APPAREL			40,170,188

CONSUMER SERVICES - 4.2%
1,556,000	g	Ameristar Casinos, Inc	7.500	04/15/21	1,672,700
8,970,000		Ameristar Casinos, Inc	7.500	04/15/21	9,642,750
6,500,000	g	Boyd Gaming Corp	9.000	07/01/20	6,630,000
2,750,000		Burger King Corp	9.875	10/15/18	3,190,000
1,000,000		Caesars Entertainment Operating Co, Inc	11.250	06/01/17	1,075,000
9,750,000		DineEquity, Inc	9.500	10/30/18	10,993,125
750,000		Harrahs Operating Co, Inc	12.750	04/15/18	555,000
1,750,000		Marina District Finance	9.875	08/15/18	1,754,375
6,750,000		Marina District Finance Co, Inc	9.500	10/15/15	6,809,062
3,040,000		MGM Mirage	10.375	05/15/14	3,420,000
1,500,000		MGM Mirage	9.000	03/15/20	1,674,375

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$6,000,000		MGM Resorts International	6.625%	07/15/15	$6,420,000
1,000,000		MGM Resorts International	10.000	11/01/16	1,145,000
4,250,000	g	MGM Resorts International	6.750	10/01/20	4,250,000
6,310,000		Penn National Gaming, Inc	8.750	08/15/19	7,067,200
3,000,000		Speedway Motorsports, Inc	8.750	06/01/16	3,243,750
3,500,000		Speedway Motorsports, Inc	6.750	02/01/19	3,718,750
2,000,000		Wynn Las Vegas LLC	7.875	11/01/17	2,180,000
2,000,000		Wynn Las Vegas LLC	7.750	08/15/20	2,225,000

		TOTAL CONSUMER SERVICES			77,666,087

DIVERSIFIED FINANCIALS - 6.4%
5,000,000		Ally Financial, Inc	4.625	06/26/15	5,127,485
6,000,000		CIT Group, Inc	4.250	08/15/17	6,226,908
6,000,000		CIT Group, Inc	5.000	08/15/22	6,242,430
2,000,000	g	CIT Group, Inc	5.250	04/01/14	2,085,000
2,000,000		CIT Group, Inc	5.000	05/15/17	2,135,000
6,300,000		CIT Group, Inc	5.250	03/15/18	6,756,750
2,000,000	g	CIT Group, Inc	6.625	04/01/18	2,270,000
4,500,000	g	CIT Group, Inc	5.500	02/15/19	4,871,250
2,000,000		CIT Group, Inc	5.375	05/15/20	2,165,000
1,600,000	g	CNH Capital LLC	6.250	11/01/16	1,738,000
3,000,000		Ford Motor Credit Co LLC	8.000	12/15/16	3,585,915
3,650,000		Ford Motor Credit Co LLC	5.000	05/15/18	3,984,789
2,250,000		Ford Motor Credit Co LLC	8.125	01/15/20	2,826,831
2,000,000		Ford Motor Credit Co LLC	5.750	02/01/21	2,240,138
3,083,000		Ford Motor Credit Co LLC	5.875	08/02/21	3,487,983
4,500,000	g	General Motors Financial Co, Inc	4.750	08/15/17	4,613,895
1,000,000		GMAC, Inc	6.750	12/01/14	1,070,000
2,000,000		GMAC, Inc	8.300	02/12/15	2,215,000
5,000,000		GMAC, Inc	8.000	03/15/20	5,850,000
2,000,000		GMAC, Inc	7.500	09/15/20	2,295,000
5,000,000		GMAC, Inc	8.000	11/01/31	5,830,000
1,825,000		International Lease Finance Corp	5.625	09/20/13	1,882,031
5,232,000		International Lease Finance Corp	8.625	09/15/15	5,957,940
4,275,000	g	International Lease Finance Corp	6.750	09/01/16	4,804,031
2,232,000		International Lease Finance Corp	8.750	03/15/17	2,611,440
8,000,000		International Lease Finance Corp	6.250	05/15/19	8,600,000
3,600,000		International Lease Finance Corp	8.250	12/15/20	4,284,000
14,000,000		International Lease Finance Corp	5.875	08/15/22	14,462,700

		TOTAL DIVERSIFIED FINANCIALS			120,219,516

ENERGY - 11.9%
1,000,000		Arch Coal, Inc	8.750	08/01/16	980,000
5,000,000		Arch Coal, Inc	7.000	06/15/19	4,200,000
2,150,000	g	Ashland, Inc	4.750	08/15/22	2,198,375
3,855,000		Bill Barrett Corp	7.625	10/01/19	4,086,300
3,500,000		Chaparral Energy, Inc	8.250	09/01/21	3,780,000
7,400,000	g	Chaparral Energy, Inc	7.625	11/15/22	7,770,000
5,000,000		Cimarex Energy Co	5.875	05/01/22	5,275,000
4,200,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	4,567,500
1,000,000		Cloud Peak Energy Resources LLC	8.500	12/15/19	1,100,000
14,450,000		Concho Resources, Inc	5.500	04/01/23	15,100,250

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,090,000		Consol Energy Inc	8.000%	04/01/17	$3,229,050
1,500,000		Consol Energy Inc	8.250	04/01/20	1,571,250
1,820,000		Continental Resources, Inc	7.125	04/01/21	2,047,500
2,695,000		Continental Resources, Inc	5.000	09/15/22	2,809,537
9,250,000	g	Continental Resources, Inc	5.000	09/15/22	9,666,250
5,840,000	g	Crosstex Energy LP	7.125	06/01/22	5,810,800
6,800,000		Crosstex Energy, Inc	8.875	02/15/18	7,276,000
7,700,000	g	Drill Rigs Holdings, Inc	6.500	10/01/17	7,651,875
923,000	g	EP Energy LLC	6.875	05/01/19	987,610
6,500,000	g	EP Energy LLC	9.375	05/01/20	7,085,000
3,780,000	g	EP Energy LLC	7.750	09/01/22	3,855,600
6,750,000	g	Linn Energy LLC	6.500	05/15/19	6,750,000
2,000,000	g	Linn Energy LLC	6.250	11/01/19	1,990,000
875,000		Linn Energy LLC	8.625	04/15/20	958,125
1,000,000		Linn Energy LLC	7.750	02/01/21	1,057,500
2,560,000		MarkWest Energy Partners LP	6.750	11/01/20	2,771,200
4,500,000		MarkWest Energy Partners LP	6.250	06/15/22	4,837,500
2,120,000		MarkWest Energy Partners LP	5.500	02/15/23	2,220,700
2,800,000		Newfield Exploration Co	6.875	02/01/20	3,073,000
3,000,000		Newfield Exploration Co	5.750	01/30/22	3,352,500
1,000,000		Peabody Energy Corp	6.500	09/15/20	1,022,500
3,000,000		Peabody Energy Corp	4.750	12/15/41	2,527,500
1,500,000		Pioneer Natural Resources Co	6.875	05/01/18	1,821,182
2,665,000		Precision Drilling Corp	6.500	12/15/21	2,844,887
4,841,000		Precision Drilling Trust	6.625	11/15/20	5,155,665
1,000,000		Range Resources Corp	6.750	08/01/20	1,100,000
6,000,000		Range Resources Corp	5.000	08/15/22	6,330,000
2,490,000		Regency Energy Partners LP	6.875	12/01/18	2,658,075
5,400,000		Regency Energy Partners LP	6.500	07/15/21	5,778,000
1,925,000		Regency Energy Partners LP	5.500	04/15/23	1,946,656
1,500,000		SandRidge Energy, Inc	9.875	05/15/16	1,635,000
2,125,000	g	SandRidge Energy, Inc	8.000	06/01/18	2,231,250
3,175,000		SandRidge Energy, Inc	7.500	03/15/21	3,270,250
4,150,000	g	SandRidge Energy, Inc	7.500	02/15/23	4,274,500
8,850,000		SESI LLC	7.125	12/15/21	9,779,250
4,000,000		SM Energy Co	6.500	11/15/21	4,240,000
2,400,000	g	SM Energy Co	6.500	01/01/23	2,520,000
4,777,200		Southwestern Energy Co	7.500	02/01/18	5,759,674
18,650,000		Tesoro Corp	5.375	10/01/22	19,209,500
4,250,000		WPX Energy, Inc	5.250	01/15/17	4,590,000
4,000,000		WPX Energy, Inc	6.000	01/15/22	4,300,000

		TOTAL ENERGY			221,052,311

FOOD & STAPLES RETAILING - 2.0%
7,350,000		Ingles Markets, Inc	8.875	05/15/17	7,919,625
3,939,000		New Albertsons, Inc	7.450	08/01/29	2,195,992
3,730,000		New Albertsons, Inc	8.000	05/01/31	2,200,700
1,600,000		Rite Aid Corp	10.375	07/15/16	1,692,000
5,500,000		Rite Aid Corp	7.500	03/01/17	5,651,250
3,500,000		Rite Aid Corp	9.250	03/15/20	3,587,500
2,000,000		Rite Aid Corp	8.000	08/15/20	2,270,000
1,600,000		Stater Bros Holdings, Inc	7.750	04/15/15	1,634,000

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,800,000		Stater Bros Holdings, Inc	7.375%	11/15/18	$4,094,500
3,652,000		SuperValu, Inc	7.500	11/15/14	3,505,920
4,060,000		Susser Holdings LLC	8.500	05/15/16	4,369,575

		TOTAL FOOD & STAPLES RETAILING			39,121,062

FOOD, BEVERAGE & TOBACCO - 1.8%
3,200,000		Constellation Brands, Inc	6.000	05/01/22	3,640,000
400,000		Constellation Brands, Inc	4.625	03/01/23	408,000
6,575,000		Del Monte Foods Co	7.625	02/15/19	6,764,031
10,025,000	g	Post Holdings, Inc	7.375	02/15/22	10,651,562
1,634,000		Smithfield Foods, Inc	7.750	07/01/17	1,838,250
5,509,000		Smithfield Foods, Inc	6.625	08/15/22	5,715,588
5,112,000		TreeHouse Foods, Inc	7.750	03/01/18	5,584,860

		TOTAL FOOD, BEVERAGE & TOBACCO			34,602,291

HEALTH CARE EQUIPMENT & SERVICES - 4.9%
1,644,000		Apria Healthcare Group, Inc	12.375	11/01/14	1,602,900
14,950,000		CHS	8.000	11/15/19	16,407,625
1,550,000		DaVita, Inc	6.375	11/01/18	1,654,625
5,047,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	5,400,290
5,000,000	g	Fresenius Medical Care II	5.625	07/31/19	5,325,000
1,350,000	g	Fresenius Medical Care US Finance, Inc	6.500	09/15/18	1,522,125
2,200,000	g	Fresenius US Finance II, Inc	9.000	07/15/15	2,535,500
705,000		HCA Holdings, Inc	7.750	05/15/21	768,450
4,000,000		HCA, Inc	6.500	02/15/16	4,400,000
98,000		HCA, Inc	9.875	02/15/17	105,350
6,000,000		HCA, Inc	8.500	04/15/19	6,765,000
6,500,000		HCA, Inc	7.875	02/15/20	7,304,375
13,600,000		HCA, Inc	7.500	02/15/22	15,402,000
6,800,000		HCA, Inc	5.875	03/15/22	7,369,500
900,000		HCA, Inc	7.500	11/06/33	882,000
4,500,000	g	Kinetic Concepts, Inc	12.500	11/01/19	4,230,000
7,295,000		LifePoint Hospitals, Inc	6.625	10/01/20	7,915,075
1,000,000		Tenet Healthcare Corp	10.000	05/01/18	1,155,000
1,750,000		Tenet Healthcare Corp	6.875	11/15/31	1,566,250

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			92,311,065

HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
13,125,000	g	Reynolds Group Issuer, Inc	5.750	10/15/20	13,125,000
7,581,000		Spectrum Brands Holdings, Inc	9.500	06/15/18	8,547,578
1,000,000	g	Spectrum Brands, Inc	6.750	03/15/20	1,032,500

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			22,705,078

INSURANCE - 0.5%
1,975,000		American Financial Group, Inc	9.875	06/15/19	2,484,191
4,000,000	i	American International Group, Inc	8.175	05/15/58	4,895,000
1,625,000		CHS	5.125	08/15/18	1,685,937

		TOTAL INSURANCE			9,065,128

MATERIALS - 6.8%
480,000		Ball Corp	7.375	09/01/19	535,200

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,500,000		Ball Corp	5.000%	03/15/22	$2,618,750
5,375,000	g	Belden, Inc	5.500	09/01/22	5,495,938
3,570,000		Celanese US Holdings LLC	6.625	10/15/18	3,909,150
1,640,000		CF Industries, Inc	6.875	05/01/18	1,994,650
2,000,000		CF Industries, Inc	7.125	05/01/20	2,510,000
5,500,000	g	CommScope, Inc	8.250	01/15/19	5,940,000
2,000,000		Crown Americas LLC	6.250	02/01/21	2,230,000
2,000,000		Georgia-Pacific LLC	8.875	05/15/31	2,958,318
3,300,000		Graphic Packaging International, Inc	9.500	06/15/17	3,613,500
4,000,000		Graphic Packaging International, Inc	7.875	10/01/18	4,430,000
1,260,000		Greif, Inc	6.750	02/01/17	1,392,300
600,000		Greif, Inc	7.750	08/01/19	693,000
3,600,000		Hexion US Finance Corp	6.625	04/15/20	3,663,000
2,500,000		Lafarge S.A.	7.125	07/15/36	2,575,000
4,090,000	g	Longview Fibre Paper & Packaging, Inc	8.000	06/01/16	4,263,825
9,000,000		LyondellBasell Industries NV	5.000	04/15/19	9,562,500
3,700,000		LyondellBasell Industries NV	6.000	11/15/21	4,218,000
6,500,000		LyondellBasell Industries NV	5.750	04/15/24	7,393,750
2,270,000	g	Rock-Tenn Co	4.450	03/01/19	2,394,423
2,730,000	g	Rock-Tenn Co	4.900	03/01/22	2,957,336
7,900,000		Rockwood Specialties Group, Inc	4.625	10/15/20	8,018,500
6,028,000	g	Sappi Papier Holding AG.	6.625	04/15/21	5,786,880
2,000,000	g	Sappi Papier Holding GmbH	7.750	07/15/17	2,140,000
4,000,000	g	Sappi Papier Holding GmbH	8.375	06/15/19	4,280,000
800,000	g	Steel Dynamics, Inc	6.125	08/15/19	832,000
1,250,000		Steel Dynamics, Inc	7.625	03/15/20	1,356,250
650,000	g	Steel Dynamics, Inc	6.375	08/15/22	671,125
8,340,000	g	Tronox Finance LLC	6.375	08/15/20	8,423,400
4,200,000		United States Steel Corp	7.500	03/15/22	4,147,500
4,290,000	g	USG Corp	7.875	03/30/20	4,638,563
6,750,000	g	Verso Paper Holdings LLC	11.750	01/15/19	7,121,250
5,600,000		Verso Paper Holdings LLC	8.750	02/01/19	2,688,000

		TOTAL MATERIALS			125,452,108

MEDIA - 7.8%
5,875,000		AMC Entertainment Holdings, Inc	9.750	12/01/20	6,616,719
11,550,000		AMC Entertainment, Inc	8.750	06/01/19	12,733,875
2,835,000		Cablevision Systems Corp	8.625	09/15/17	3,295,687
6,600,000		CCO Holdings LLC	7.000	01/15/19	7,144,500
5,375,000		CCO Holdings LLC	8.125	04/30/20	6,073,750
5,450,000		CCO Holdings LLC	6.500	04/30/21	5,831,500
1,960,000		CCO Holdings LLC	6.625	01/31/22	2,141,300
4,733,000		Cinemark USA, Inc	8.625	06/15/19	5,253,630
1,000,000		Cinemark USA, Inc	7.375	06/15/21	1,112,500
2,950,000		Clear Channel Worldwide Holdings, Inc	9.250	12/15/17	3,178,625
350,000		Clear Channel Worldwide Holdings, Inc	9.250	12/15/17	375,375
10,110,000		Clear Channel Worldwide Holdings, Inc	7.625	03/15/20	9,857,250
940,000		Clear Channel Worldwide Holdings, Inc	7.625	03/15/20	902,400
5,500,000	g	CSC Holdings LLC	6.750	11/15/21	6,063,750
3,000,000		DISH DBS Corp	7.750	05/31/15	3,375,000
20,200,000	g	DISH DBS Corp	4.625	07/15/17	20,654,500
6,000,000		DISH DBS Corp	6.750	06/01/21	6,540,000

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,000,000		Echostar DBS Corp	6.625%	10/01/14	$3,255,000
5,225,000		Lamar Media Corp	7.875	04/15/18	5,773,625
8,875,000		Lamar Media Corp	5.875	02/01/22	9,451,875
5,630,000		Nielsen Finance LLC	7.750	10/15/18	6,347,825
8,000,000	g,h	Nielsen Finance LLC	4.500	10/01/20	7,950,000
2,000,000		Regal Entertainment Group	9.125	08/15/18	2,235,000
4,250,000	g	Starz LLC	5.000	09/15/19	4,345,625
2,000,000	g	Unitymedia Hessen GmbH & Co KG	7.500	03/15/19	2,195,000
2,700,000	g	WideOpenWest Finance LLC	10.250	07/15/19	2,848,500

		TOTAL MEDIA			145,552,811

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.5%
2,933,000		Endo Health Solutions, Inc	7.250	01/15/22	3,167,640
7,768,000		Endo Pharmaceuticals Holdings, Inc	7.000	07/15/19	8,370,020
1,250,000		Endo Pharmaceuticals Holdings, Inc	7.000	12/15/20	1,346,875
4,000,000	g	Mylan, Inc	7.625	07/15/17	4,430,000
2,000,000	g	Mylan, Inc	6.000	11/15/18	2,120,000
3,500,000	g	Mylan, Inc	7.875	07/15/20	3,928,750
3,992,000		NBTY, Inc	9.000	10/01/18	4,441,100

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			27,804,385

REAL ESTATE - 0.9%
7,500,000		Host Hotels & Resorts LP	5.875	06/15/19	8,250,000
1,000,000		Host Hotels & Resorts LP	6.000	10/01/21	1,142,500
1,275,000		Host Hotels & Resorts LP	4.750	03/01/23	1,321,219
2,000,000		Weyerhaeuser Co	7.375	10/01/19	2,481,762
2,800,000		Weyerhaeuser Co	7.375	03/15/32	3,322,581

		TOTAL REAL ESTATE			16,518,062

RETAILING - 4.3%
4,000,000		AmeriGas Finance LLC	7.000	05/20/22	4,310,000
2,000,000		AmeriGas Partners LP	6.250	08/20/19	2,080,000
5,000,000		Asbury Automotive Group, Inc	8.375	11/15/20	5,512,500
2,000,000		AutoNation, Inc	6.750	04/15/18	2,247,500
4,166,000		AutoNation, Inc	5.500	02/01/20	4,447,205
6,080,000	g	Continental Rubber Of America Corp	4.500	09/15/19	6,210,720
2,180,000		Ferrellgas LP	6.500	05/01/21	2,109,150
5,500,000		Ferrellgas Partners LP	8.625	06/15/20	5,321,250
1,275,000		JC Penney Corp, Inc	5.650	06/01/20	1,150,688
3,000,000		JC Penney Corp, Inc	6.375	10/15/36	2,448,750
1,875,000		Limited Brands, Inc	7.000	05/01/20	2,128,125
1,000,000		Limited Brands, Inc	6.625	04/01/21	1,135,000
4,055,000		Limited Brands, Inc	5.625	02/15/22	4,369,262
10,800,000	g	Penske Automotive Group, Inc	5.750	10/01/22	11,070,000
5,000,000	g	QVC, Inc	7.125	04/15/17	5,276,040
4,600,000	g	QVC, Inc	7.500	10/01/19	5,089,927
1,525,000	g	QVC, Inc	5.125	07/02/22	1,614,998
5,000,000		Sally Holdings LLC	6.875	11/15/19	5,562,500
4,460,000		Sally Holdings LLC	5.750	06/01/22	4,749,900
5,000,000	g	Sonic Automotive, Inc	7.000	07/15/22	5,350,000

		TOTAL RETAILING			82,183,515

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SOFTWARE & SERVICES - 3.5%
$5,000,000		Fidelity National Information Services, Inc	7.625%	07/15/17	$5,475,000
4,750,000		Fidelity National Information Services, Inc	5.000	03/15/22	4,904,375
800,000	g	First Data Corp	7.375	06/15/19	825,000
4,800,000	g	IMS Health, Inc	12.500	03/01/18	5,712,000
7,000,000	g	Lawson Software, Inc	9.375	04/01/19	7,770,000
1,625,000	g	NCR Corp	5.000	07/15/22	1,641,250
6,600,000	g	Sophia LP	9.750	01/15/19	7,095,000
21,200,000	g	SPL Logistics Escrow LLC	8.875	08/01/20	22,684,000
1,000,000		SunGard Data Systems, Inc	4.875	01/15/14	1,035,000
5,000,000		SunGard Data Systems, Inc	7.375	11/15/18	5,362,500
2,000,000		SunGard Data Systems, Inc	7.625	11/15/20	2,170,000

		TOTAL SOFTWARE & SERVICES			64,674,125

TECHNOLOGY HARDWARE & EQUIPMENT - 1.2%
4,580,000		Brocade Communications Systems, Inc	6.625	01/15/18	4,751,750
1,250,000		Jabil Circuit, Inc	4.700	09/15/22	1,243,750
2,475,000		Jabil Circuit, Inc	5.625	12/15/20	2,648,250
2,500,000		Scientific Games Corp	8.125	09/15/18	2,731,250
9,861,000		Scientific Games Corp	9.250	06/15/19	10,945,710

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			22,320,710

TELECOMMUNICATION SERVICES - 6.4%
6,000,000		CenturyLink, Inc	6.450	06/15/21	6,771,000
5,000,000		CenturyTel, Inc	7.600	09/15/39	5,288,120
1,300,000		Citizens Communications Co	7.125	03/15/19	1,384,500
2,750,000		Citizens Communications Co	9.000	08/15/31	2,935,625
2,000,000		Cricket Communications, Inc	7.750	05/15/16	2,110,000
3,324,000		Frontier Communications Corp	7.875	04/15/15	3,722,880
2,000,000		Frontier Communications Corp	7.125	01/15/23	2,080,000
11,750,000		Intelsat Bermuda Ltd	11.250	02/04/17	12,425,625
3,000,000		Intelsat Jackson Holdings S.A.	7.250	04/01/19	3,240,000
5,000,000		Intelsat Jackson Holdings S.A.	8.500	11/01/19	5,650,000
6,000,000		Intelsat Jackson Holdings S.A.	7.250	10/15/20	6,465,000
5,000,000		Qwest Corp	6.750	12/01/21	6,008,620
9,724,000		Sprint Capital Corp	6.900	05/01/19	10,088,650
5,057,000		Sprint Capital Corp	6.875	11/15/28	4,652,440
4,800,000		Sprint Capital Corp	8.750	03/15/32	4,968,000
4,650,000		Sprint Nextel Corp	6.000	12/01/16	4,789,500
4,500,000	g	Sprint Nextel Corp	9.000	11/15/18	5,400,000
3,125,000	g	Sprint Nextel Corp	7.000	03/01/20	3,500,000
2,604,000		Virgin Media Finance plc	9.500	08/15/16	2,883,930
3,000,000		Virgin Media Finance plc	8.375	10/15/19	3,412,500
3,500,000		Virgin Media Finance plc	5.250	02/15/22	3,675,000
2,750,000	g	Wind Acquisition Finance S.A.	11.750	07/15/17	2,591,875
9,250,000	g	Wind Acquisition Finance S.A.	7.250	02/15/18	8,787,500
2,500,000		Windstream Corp	7.875	11/01/17	2,793,750
2,105,000		Windstream Corp	8.125	09/01/18	2,273,400
2,000,000		Windstream Corp	7.500	04/01/23	2,090,000

		TOTAL TELECOMMUNICATION SERVICES			119,987,915

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

TRANSPORTATION - 2.7%
$2,652,301		Avis Budget Car Rental LLC	9.625%	03/15/18	$2,944,054
4,000,000	g	Bombardier, Inc	7.500	03/15/18	4,530,000
4,000,000	g	Bombardier, Inc	7.750	03/15/20	4,590,000
5,278,000		Bristow Group, Inc	7.500	09/15/17	5,497,037
2,525,000	h	Bristow Group, Inc	6.250	10/15/22	2,584,969
5,840,000	g	Gulfmark Offshore, Inc	6.375	03/15/22	6,059,000
4,000,000		Hertz Corp	7.500	10/15/18	4,320,000
6,000,000		Hertz Corp	6.750	04/15/19	6,330,000
2,700,000	g	Hertz Corp	6.750	04/15/19	2,848,500
2,000,000		Hertz Corp	7.375	01/15/21	2,150,000
8,750,000	g	Meccanica Holdings USA, Inc	6.250	07/15/19	8,247,024
1,800,000	g	Meccanica Holdings USA, Inc	7.375	07/15/39	1,592,872

		TOTAL TRANSPORTATION			51,693,456

UTILITIES - 5.9%
1,813,000		AES Corp	7.750	03/01/14	1,948,975
5,600,000		AES Corp	8.000	10/15/17	6,468,000
2,395,000		AES Corp	7.375	07/01/21	2,730,300
2,000,000	g	Calpine Construction Finance Co LP and CCFC Finance Corp	8.000	06/01/16	2,150,000
6,000,000	g	Calpine Corp	7.250	10/15/17	6,405,000
2,000,000	g	Calpine Corp	7.875	07/31/20	2,185,000
6,000,000	g	Calpine Corp	7.500	02/15/21	6,480,000
8,535,000	g	Calpine Corp	7.875	01/15/23	9,431,175
2,000,000		CMS Energy Corp	6.550	07/17/17	2,337,550
1,080,000		CMS Energy Corp	6.250	02/01/20	1,248,760
4,335,000		El Paso Corp	7.750	01/15/32	5,048,623
2,000,000	g	Ipalco Enterprises, Inc	7.250	04/01/16	2,225,000
3,000,000		NRG Energy, Inc	7.625	05/15/19	3,180,000
5,000,000		NRG Energy, Inc	8.500	06/15/19	5,400,000
3,000,000		NRG Energy, Inc	8.250	09/01/20	3,270,000
9,320,000		NRG Energy, Inc	7.875	05/15/21	10,135,500
4,750,000	g	NRG Energy, Inc	6.625	03/15/23	4,856,875
5,600,000	g	Puget Energy, Inc	5.625	07/15/22	5,936,000
1,765,000		QEP Resources, Inc	5.375	10/01/22	1,826,775
5,000,000		QEP Resources, Inc	5.250	05/01/23	5,112,500
2,335,000		Questar Market Resources, Inc	6.875	03/01/21	2,638,550
2,100,000		Reliant Energy, Inc	7.625	06/15/14	2,241,750
1,289,000		Sabine Pass LNG LP	7.250	11/30/13	1,372,785
12,070,000		Sabine Pass LNG LP	7.500	11/30/16	13,035,600
1,055,000	g	Suburban Propane Partners LP	7.500	10/01/18	1,128,850
1,900,000	g	Suburban Propane Partners LP	7.375	08/01/21	2,028,250

		TOTAL UTILITIES			110,821,818

		TOTAL CORPORATE BONDS			1,626,672,481

		(Cost $1,541,727,013)

		TOTAL BONDS			1,626,672,481

		(Cost $1,541,727,013)

TIAA-CREF FUNDS - High-Yield Fund

SHARES	COMPANY	RATE	MATURITY DATE	VALUE

PREFERRED STOCKS - 0.2%
DIVERSIFIED FINANCIALS - 0.2%
122,440	GMAC Capital Trust I	8.125%	02/15/40	$3,038,939

	TOTAL DIVERSIFIED FINANCIALS			3,038,939

	TOTAL PREFERRED STOCKS			3,038,939

	(Cost $3,061,000)

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 5.3%
GOVERNMENT AGENCY DEBT - 3.5%
$25,000,000	Federal Home Loan Bank (FHLB)	0.001	10/01/12	25,000,000
39,500,000	FHLB	0.050	10/03/12	39,499,891

	TOTAL GOVERNMENT AGENCY DEBT			64,499,891

TREASURY DEBT - 1.8%
34,000,000	United States Treasury Bill	0.085	10/11/12	33,999,197

	TOTAL TREASURY DEBT			33,999,197

	TOTAL SHORT-TERM INVESTMENTS			98,499,088

	(Cost $98,499,088)

	TOTAL INVESTMENTS - 101.3%			1,896,227,419
	(Cost $1,809,703,954)
	OTHER ASSETS & LIABILITIES, NET - (1.3)%			(24,780,201)

	NET ASSETS - 100.0%			$1,871,447,218

g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2012, the aggregate value of these securities amounted to $501,822,854 or 26.8% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

TIAA-CREF FUNDS
TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

LONG-TERM MUNICIPAL BONDS - 94.7%

ALABAMA - 0.8%
$1,025,000		Alabama Public School & College Authority	5.000%	05/01/19	$1,258,987
1,785,000		Southeast Alabama Gas District	5.000	06/01/18	1,972,157

		TOTAL ALABAMA			3,231,144

ALASKA - 0.2%
560,000		Alaska Railroad Corp	5.250	08/01/16	640,069

		TOTAL ALASKA			640,069

ARIZONA - 3.3%
1,000,000		Arizona Health Facilities Authority	5.000	02/01/20	1,131,350
1,000,000		Arizona Health Facilities Authority	5.000	02/01/34	1,065,130
1,110,000		Arizona School Facilities Board, COP	5.750	09/01/18	1,371,638
1,225,000		Arizona School Facilities Board, COP	5.000	09/01/19	1,455,006
2,000,000		City of Tucson AZ, GO	5.000	07/01/20	2,446,100
3,525,000		Phoenix Industrial Development Authority	5.250	06/01/34	3,940,950
1,260,000		Tucson AZ, COP	5.250	07/01/14	1,351,451

		TOTAL ARIZONA			12,761,625

ARKANSAS - 0.3%
1,000,000		Arkansas Development Finance Authority	5.500	12/01/18	1,214,310

		TOTAL ARKANSAS			1,214,310

CALIFORNIA - 14.8%
1,500,000	h	Abag Finance Authority for Nonprofit Corps	5.000	04/01/32	1,689,180
1,000,000	h	Abag Finance Authority for Nonprofit Corps	5.000	04/01/42	1,083,230
1,000,000		California Health Facilities Financing Authority	5.000	08/15/21	1,204,740
1,000,000		California Health Facilities Financing Authority	5.000	08/15/42	1,124,200
3,500,000		California Pollution Control Financing Authority	4.750	12/01/23	3,725,225
2,000,000		California State Department of Water Resources	5.000	05/01/20	2,506,120
1,000,000		City of Los Angeles CA	5.000	09/01/22	1,237,290
1,000,000		City of Los Angeles CA	5.000	09/01/23	1,229,070
2,000,000		County of San Bernardino CA, COP	5.250	08/01/19	2,324,100
10,000		Delta Counties Home Mortgage Finance Authority, AMT	6.700	06/01/24	10,215
2,500,000		East Side Union High School District-Santa Clara County	5.250	02/01/23	3,001,200
2,250,000		Los Angeles Unified School District, COP	5.000	10/01/17	2,593,598
635,000		Sacramento City Financing Authority	5.400	11/01/20	731,088
1,000,000		Sacramento Municipal Utility District	4.000	08/15/22	1,149,280
1,000,000		Sacramento Municipal Utility District	5.000	08/15/33	1,155,810
1,000,000		San Diego Public Facilities Financing Authority	5.000	04/15/37	1,075,320
1,855,000		State of California	5.000	03/01/17	2,169,144

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	DATE	VALUE

$375,000		State of California	5.000%	03/01/18	$447,919
1,000,000		State of California	5.000	11/01/18	1,212,930
1,000,000		State of California	5.000	03/01/19	1,207,730
1,430,000		State of California	5.000	07/01/19	1,770,569
850,000		State of California	5.250	02/01/20	1,045,211
2,000,000		State of California	5.000	02/01/22	2,445,300
2,000,000		State of California	5.000	04/01/22	2,450,580
2,000,000		State of California	5.250	10/01/22	2,507,880
1,000,000	h	State of California	5.000	09/01/36	1,130,940
3,000,000		State of California	5.000	02/01/38	3,337,680
2,000,000		State of California	5.000	04/01/42	2,216,700
1,000,000	h	State of California	5.000	09/01/42	1,114,920
1,000,000		University of California	5.000	05/15/37	1,156,020
1,710,000		West Contra Costa Unified School District, GO	5.700	02/01/21	2,117,578
1,450,000		West Contra Costa Unified School District	6.000	08/01/21	1,855,014
1,810,000		West Contra Costa Unified School District, GO	5.700	02/01/22	2,268,618

		TOTAL CALIFORNIA			56,294,399

COLORADO - 2.6%
2,045,000		Colorado Health Facilities Authority	5.000	02/01/25	2,391,955
2,000,000		Colorado Health Facilities Authority	5.000	12/01/33	2,175,580
1,375,000		Denver City & County School District No, GO	5.000	12/01/23	1,765,129
1,000,000		Denver City & County School District No, GO	5.500	12/01/23	1,333,160
1,000,000		Jefferson County Colorado School District, GO	5.000	12/15/23	1,278,870
200,000		Rangely Hospital District	3.000	11/01/14	205,698
350,000		Rangely Hospital District	5.000	11/01/15	383,712
350,000		Rangely Hospital District	5.000	11/01/16	392,374

		TOTAL COLORADO			9,926,478

CONNECTICUT - 0.8%
1,400,000		Connecticut State Health & Educational Facility Authority	5.000	07/01/22	1,626,016
1,000,000		State of Connecticut	5.000	05/15/21	1,256,150

		TOTAL CONNECTICUT			2,882,166

DELAWARE - 0.8%
1,500,000		State of Delaware	5.000	07/01/22	1,897,500
1,000,000		State of Delaware	5.000	07/01/23	1,261,650

		TOTAL DELAWARE			3,159,150

DISTRICT OF COLUMBIA - 0.3%
1,000,000		District of Columbia	5.000	10/01/24	1,166,070

		TOTAL DISTRICT OF COLUMBIA			1,166,070

FLORIDA - 4.8%
1,485,000		Broward County School Board, COP	5.250	07/01/16	1,688,742
1,500,000		City of Jacksonville FL	5.000	10/01/19	1,830,660
450,000		City of Jacksonville FL	5.000	10/01/19	551,867
552,000		City of Lakeland FL, ETM	5.750	10/01/19	621,673

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	DATE	VALUE

$2,000,000	City of Tampa FL	4.000%	11/15/33	$2,038,360
1,000,000	City of Tampa FL	5.000	11/15/33	1,128,520
345,000	County of Brevard FL, GO	5.000	07/01/16	401,818
845,000	County of Brevard FL, GO	5.000	07/01/16	928,613
1,365,000	County of Brevard FL, GO	5.000	01/01/21	1,697,063
1,000,000	County of Miami-Dade FL, GO	5.000	07/01/17	1,178,770
1,000,000	County of Orange FL	5.000	10/01/21	1,211,010
2,200,000	Florida Department of Transportation	5.000	07/01/18	2,545,444
550,000	Florida Higher Educational Facilities Financial Authority	4.000	04/01/15	585,492
1,000,000	Florida State Department of Management Services, COP	5.000	08/01/18	1,181,730
535,000	Town of Jupiter FL, GO	5.500	07/01/21	681,071

	TOTAL FLORIDA			18,270,833

GEORGIA - 0.7%
430,000	Cherokee County Water & Sewer Authority	5.500	08/01/18	493,146
215,000	City of Atlanta GA	5.500	11/01/17	261,354
75,000	City of Atlanta GA	5.500	11/01/19	94,900
125,000	City of Atlanta GA	5.500	11/01/22	156,432
555,000	Metropolitan Atlanta Rapid Transit Authority	6.250	07/01/18	633,843
480,000	Municipal Electric Authority of Georgia	6.500	01/01/17	549,207
250,000	Private Colleges & Universities Authority	5.000	10/01/15	276,767
225,000	Private Colleges & Universities Authority	5.000	10/01/16	253,186

	TOTAL GEORGIA			2,718,835

HAWAII - 0.3%
1,000,000	State of Hawaii	5.000	12/01/22	1,264,300

	TOTAL HAWAII			1,264,300

ILLINOIS - 9.3%
2,045,000	Chicago Board of Education, GO	5.000	12/01/17	2,405,820
1,230,000	Chicago Board of Education	6.000	01/01/20	1,429,875
1,665,000	Chicago Board of Education, GO	5.000	12/01/21	2,016,015
1,000,000	Chicago Public Building Commission	5.250	03/01/24	1,202,090
1,000,000	Chicago State University	5.500	12/01/23	1,161,100
970,000	Chicago Transit Authority	5.000	12/01/22	1,166,541
465,000	Chicago Transit Authority	5.250	12/01/23	564,859
1,220,000	Chicago Transit Authority	5.250	12/01/24	1,473,150
470,000	City of Chicago IL, GO	5.000	01/01/21	562,449
1,500,000	City of Chicago IL O’Hare International Airport Revenue	5.000	01/01/18	1,727,790
3,000,000	City of Chicago IL O’Hare International Airport Revenue	5.000	01/01/22	3,454,980
470,000	Cook County Community Consolidated School District No 64, GO	5.500	12/01/14	510,763
250,000	Cook-Kane Lake & Mchenry Counties Community College District No 512	5.000	12/01/18	317,128
1,600,000	Illinois Finance Authority	5.000	08/15/36	1,764,992
115,000	Madison-Bond Etc Counties Community Unit School District No 5, GO	5.000	02/01/19	125,665
1,650,000	Regional Transportation Authority	6.000	06/01/23	2,100,186
1,500,000	State of Illinois	5.000	06/15/19	1,849,575
2,045,000	State of Illinois	5.000	01/01/20	2,248,252
1,835,000	State of Illinois	5.000	01/01/20	2,135,867

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	DATE	VALUE

$1,650,000		State of Illinois	5.000%	01/01/20	$1,918,158
1,000,000		State of Illinois	5.250	01/01/20	1,178,970
1,020,000		State of Illinois	6.250	12/15/20	1,163,667
875,000		State of Illinois	5.000	04/01/21	968,179
1,610,000		State of Illinois	5.000	08/01/23	1,854,253

		TOTAL ILLINOIS			35,300,324

INDIANA - 4.3%
1,000,000		County of Knox IN	5.000	04/01/27	1,095,730
750,000		County of Knox IN	5.000	04/01/28	819,922
770,000		Franklin Community Multi-School Building Corp	5.000	07/15/22	920,612
1,000,000		Griffith Multi-School Building Corp	5.000	07/15/15	1,111,850
1,520,000		Hammond Multi-School Building Corp	5.000	07/15/17	1,757,029
2,120,000		Indiana Bond Bank	5.250	04/01/19	2,557,737
250,000		Indiana Finance Authority	5.000	09/15/17	278,065
250,000		Indiana Finance Authority	5.000	09/15/18	279,223
250,000		Indiana Finance Authority	5.000	09/15/19	278,497
710,000		Indiana Finance Authority	5.000	02/01/22	822,258
320,000		Indiana State Finance Authority Revenue	5.000	02/01/15	353,754
500,000		Indiana University	5.000	08/01/19	621,595
500,000		Indiana University	5.000	08/01/20	627,105
500,000		Indiana University	5.000	08/01/21	633,310
1,940,000		Indianapolis Local Public Improvement Bond Bank	5.500	01/01/21	2,385,715
400,000		Lawrence Township School Building Corp	5.000	07/10/19	473,384
535,000		New Albany Floyd County School Building Corp	5.000	07/15/15	584,006
625,000		South Bend Redevelopment Authority	5.750	08/15/18	760,744

		TOTAL INDIANA			16,360,536

KANSAS - 0.6%
2,000,000		Kansas Development Finance Authority	5.000	11/15/34	2,295,920

		TOTAL KANSAS			2,295,920

KENTUCKY - 0.3%
500,000		Lexington-Fayette Urban County Government Public Facilities Corp	5.000	06/01/17	574,355
500,000		Lexington-Fayette Urban County Government Public Facilities Corp	5.000	06/01/21	591,235

		TOTAL KENTUCKY			1,165,590

LOUISIANA - 0.9%
1,000,000		Louisiana Public Facilities Authority	5.250	10/01/24	1,160,820
2,000,000	i	Parish of St. Charles LA	4.000	12/01/40	2,171,840

		TOTAL LOUISIANA			3,332,660

MAINE - 0.3%
90,000		Maine Health & Higher Educational Facilities Authority	5.000	07/01/15	98,999
1,000,000		Maine Health & Higher Educational Facilities Authority	5.000	07/01/20	1,157,450

		TOTAL MAINE			1,256,449

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	DATE	VALUE

MARYLAND - 0.5%
$500,000	Maryland Health & Higher Educational Facilities Authority	5.000%	05/15/23	$605,835
1,000,000	Maryland Health & Higher Educational Facilities Authority	5.000	05/15/25	1,203,000

	TOTAL MARYLAND			1,808,835

MASSACHUSETTS - 2.6%
2,000,000	Commonwealth of Massachusetts	5.000	08/01/20	2,510,100
500,000	Massachusetts Bay Transportation Authority	5.250	07/01/20	639,960
1,000,000	Massachusetts Bay Transportation Authority	5.500	07/01/22	1,324,060
2,000,000	Massachusetts Development Finance Agency	5.000	10/01/22	2,335,600
250,000	Massachusetts Development Finance Agency	5.000	10/01/31	279,745
1,000,000	Massachusetts Development Finance Agency	5.000	07/01/32	1,075,800
1,200,000	Massachusetts Development Finance Agency	5.250	07/01/42	1,293,852
470,000	Massachusetts Housing Finance Agency	4.700	12/01/16	473,008

	TOTAL MASSACHUSETTS			9,932,125

MICHIGAN - 1.7%
1,000,000	Michigan Finance Authority	5.000	11/15/36	1,088,570
1,005,000	Michigan Municipal Bond Authority	5.000	10/01/19	1,290,782
250,000	Michigan State Building Authority	5.000	10/15/19	303,547
1,000,000	Michigan State Building Authority	5.000	10/15/20	1,213,340
565,000	State of Michigan	5.250	05/15/18	683,113
1,485,000	State of Michigan	5.500	11/01/18	1,868,101

	TOTAL MICHIGAN			6,447,453

MINNESOTA - 1.2%
1,000,000	Minnesota Public Facilities Authority	5.000	03/01/16	1,150,540
1,715,000	University of Minnesota	5.000	08/01/21	2,203,003
1,000,000	University of Minnesota	5.000	12/01/25	1,247,120

	TOTAL MINNESOTA			4,600,663

MISSISSIPPI - 1.0%
2,100,000	Mississippi Development Bank Special Obligation	5.000	07/01/17	2,398,053
590,000	Mississippi Development Bank Special Obligation	5.000	11/01/17	667,131
500,000	University of Mississippi Educational Building Corp	5.000	10/01/23	615,055

	TOTAL MISSISSIPPI			3,680,239

MISSOURI - 0.5%
1,640,000	St Louis Regional Convention & Sports Complex Authority	5.250	08/15/14	1,734,972

	TOTAL MISSOURI			1,734,972

NEBRASKA - 0.3%
1,000,000	Central Plains Energy Project	5.000	09/01/22	1,117,570

	TOTAL NEBRASKA			1,117,570

NEVADA - 0.7%
1,630,000	City of Carson City NV	5.000	09/01/27	1,783,187

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	DATE	VALUE

$1,000,000	City of Carson City NV	5.000%	09/01/33	$1,065,950

	TOTAL NEVADA			2,849,137

NEW HAMPSHIRE - 0.3%
1,000,000	New Hampshire Health & Education Facilities Authority	5.000	01/01/34	1,067,020

	TOTAL NEW HAMPSHIRE			1,067,020

NEW JERSEY - 3.8%
25,000	Garden State Preservation Trust	5.125	11/01/18	31,116
1,115,000	New Jersey Environmental Infrastructure Trust	5.250	09/01/21	1,471,254
30,000	New Jersey State Turnpike Authority	6.500	01/01/16	35,107
15,000	New Jersey State Turnpike Authority	6.500	01/01/16	17,877
1,000,000	New Jersey State Turnpike Authority	5.000	01/01/35	1,139,580
40,000	New Jersey State Turnpike Authority, ETM	6.500	01/01/16	43,562
75,000	New Jersey State Turnpike Authority, ETM	6.500	01/01/16	83,516
25,000	New Jersey State Turnpike Authority, ETM	6.500	01/01/16	29,884
1,815,000	New Jersey Transportation Trust Fund Authority	5.250	12/15/19	2,237,405
500,000	New Jersey Transportation Trust Fund Authority	5.000	06/15/20	604,555
1,025,000	New Jersey Transportation Trust Fund Authority	5.250	12/15/20	1,280,153
2,000,000	New Jersey Transportation Trust Fund Authority	5.750	06/15/23	2,598,120
1,000,000	New Jersey Transportation Trust Fund Authority	5.250	06/15/23	1,232,250
1,000,000	New Jersey Transportation Trust Fund Authority	5.250	06/15/24	1,227,830
2,000,000	State of New Jersey	5.250	08/01/22	2,560,840

	TOTAL NEW JERSEY			14,593,049

NEW YORK - 8.7%
700,000	Build NYC Resource Corp	5.000	08/01/21	834,778
1,000,000	Build NYC Resource Corp	5.000	08/01/32	1,138,950
1,000,000	City of New York NY	5.000	10/01/23	1,229,190
100,000	County of Onondaga NY	5.000	12/01/21	122,278
195,000	Lackawanna Housing Authority	5.000	09/01/16	219,246
1,000,000	Metropolitan Transportation Authority	5.000	11/15/20	1,228,760
1,000,000	Metropolitan Transportation Authority	5.250	11/15/20	1,238,970
1,000,000	Metropolitan Transportation Authority	5.250	11/15/23	1,262,110
2,000,000	New York City Health & Hospital Corp	5.000	02/15/20	2,377,380
1,500,000	New York City Transitional Finance Authority	5.000	11/01/20	1,894,065
1,050,000	New York State Dormitory Authority	5.000	01/15/16	1,170,151
1,000,000	New York State Dormitory Authority	5.000	07/01/16	1,137,930
500,000	New York State Dormitory Authority	5.000	07/01/17	542,050
1,000,000	New York State Dormitory Authority	5.000	02/15/19	1,220,580
500,000	New York State Dormitory Authority	5.000	07/01/19	571,945
1,405,000	New York State Dormitory Authority	5.000	07/01/19	1,633,074
1,100,000	New York State Dormitory Authority	5.000	07/01/20	1,314,720
1,175,000	New York State Dormitory Authority	5.000	02/15/24	1,469,338
250,000	New York State Environmental Facilities Corp	5.000	08/15/19	314,123
250,000	New York State Environmental Facilities Corp	5.000	08/15/20	317,242
1,000,000	New York State Thruway Authority	5.000	04/01/21	1,237,700
1,100,000	New York State Urban Development Corp	5.000	03/15/18	1,340,647
2,000,000	New York State Urban Development Corp	5.000	03/15/20	2,493,260
1,635,000	Port Authority of New York & New Jersey, AMT	5.000	09/15/20	1,968,540

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	DATE	VALUE

$1,000,000		State of New York	5.000%	12/15/20	$1,269,970
2,000,000		Tobacco Settlement Financing Corp	5.000	06/01/18	2,407,440
200,000		Town of Niagara NY	4.000	05/01/15	214,330
550,000		Town of Niagara NY	5.000	05/01/22	641,965
1,000,000	j	Triborough Bridge & Tunnel Authority	0.000	11/15/32	487,840

		TOTAL NEW YORK			33,298,572

NORTH CAROLINA - 1.1%
540,000		City of Charlotte NC	5.000	07/01/22	659,183
1,000,000		City of Charlotte NC	5.000	07/01/23	1,208,330
500,000		City of Charlotte NC	5.000	07/01/25	596,320
1,000,000		County of New Hanover NC, GO	5.000	12/01/20	1,282,030
485,000		North Carolina Eastern Municipal Power Agency, ETM	5.000	01/01/21	616,726

		TOTAL NORTH CAROLINA			4,362,589

OHIO - 5.5%
1,445,000		Cincinnati City School District	5.250	06/01/23	1,774,691
2,000,000		City of Cincinnati OH	5.000	12/01/21	2,546,000
1,500,000		City of Columbus OH	5.000	07/01/21	1,907,580
750,000		County of Lucas OH	5.000	11/15/22	901,995
1,000,000		Ohio Air Quality Development Authority	5.625	06/01/18	1,159,390
1,000,000		Ohio State Water Development Authority	5.500	06/01/22	1,319,460
25,000		Ohio State Water Development Authority, ETM	6.000	12/01/16	27,253
150,000		State of Ohio	5.000	05/01/17	178,709
1,000,000		State of Ohio	5.000	09/15/20	1,251,170
1,660,000		State of Ohio	5.000	01/15/21	1,938,946
1,000,000		State of Ohio	5.000	08/01/21	1,255,440
1,200,000		State of Ohio	5.000	01/01/23	1,423,200
1,000,000		State of Ohio	5.000	01/01/24	1,190,100
4,000,000		State of Ohio, AMT	4.950	09/01/20	4,003,880

		TOTAL OHIO			20,877,814

OKLAHOMA - 0.3%
1,000,000		Oklahoma Turnpike Authority	5.000	01/01/24	1,210,030

		TOTAL OKLAHOMA			1,210,030

OREGON - 0.2%
740,000		State of Oregon	5.000	05/01/21	943,626

		TOTAL OREGON			943,626

PENNSYLVANIA - 2.0%
1,120,000		Carbon County Hospital Authority	5.400	11/15/14	1,147,014
350,000		Commonwealth of Pennsylvania	5.000	01/01/16	399,892
1,925,000		Commonwealth of Pennsylvania	5.000	02/15/19	2,380,032
1,500,000		Dauphin County General Authority	5.000	06/01/42	1,617,900
1,000,000		Pennsylvania Higher Educational Facilities Authority	5.000	08/15/22	1,218,350
500,000		Pennsylvania Higher Educational Facilities Authority	5.000	05/01/37	541,555

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	DATE	VALUE

$200,000	Pittsburgh Urban Redevelopment Authority, ETM	6.500%	09/01/13	$211,312

	TOTAL PENNSYLVANIA			7,516,055

PUERTO RICO - 5.5%
510,000	Commonwealth of Puerto Rico	5.000	07/01/13	525,626
1,000,000	Commonwealth of Puerto Rico	5.250	07/01/16	1,095,050
1,500,000	Commonwealth of Puerto Rico	5.500	07/01/19	1,653,180
2,000,000	Commonwealth of Puerto Rico	5.500	07/01/20	2,185,440
250,000	Commonwealth of Puerto Rico	5.500	07/01/21	270,520
1,250,000	Government Development Bank for Puerto Rico	5.000	12/01/16	1,369,100
3,370,000	Puerto Rico Commonwealth Infrastructure Financing Authority	5.500	07/01/19	3,703,630
1,000,000	Puerto Rico Highway & Transportation Authority	5.500	07/01/21	1,097,320
145,000	Puerto Rico Highway & Transportation Authority	5.250	07/01/22	190,585
255,000	Puerto Rico Highway & Transportation Authority, ETM	5.250	07/01/22	296,134
685,000	Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth	4.000	04/01/20	674,540
475,000	Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth	5.000	04/01/21	494,675
500,000	Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth	5.000	04/01/22	516,800
1,225,000	Puerto Rico Infrastructure Financing Authority	5.500	07/01/18	1,350,758
1,500,000	Puerto Rico Public Buildings Authority	6.000	07/01/20	1,715,175
475,000	Puerto Rico Public Buildings Authority	6.250	07/01/21	552,791
2,000,000	Puerto Rico Public Buildings Authority	5.250	07/01/42	2,013,480
5,000	Puerto Rico Public Buildings Authority, ETM	5.500	07/01/13	5,191
250,000	Puerto Rico Public Finance Corp	6.000	08/01/24	287,465
1,000,000	Puerto Rico Public Finance Corp	6.000	08/01/25	1,145,060

	TOTAL PUERTO RICO			21,142,520

RHODE ISLAND - 1.2%
315,000	Providence Housing Authority	5.000	09/01/18	350,148
790,000	Rhode Island State & Providence Plantations, COP	5.250	10/01/14	851,399
800,000	Rhode Island State & Providence Plantations, COP	5.000	10/01/16	908,496
2,000,000	State of Rhode Island	5.000	08/01/21	2,470,520

	TOTAL RHODE ISLAND			4,580,563

SOUTH CAROLINA - 1.1%
750,000	Lexington County Health Services District, Inc	5.000	11/01/19	889,087
750,000	Lexington County Health Services District, Inc	5.000	11/01/21	880,785
1,120,000	Scago Educational Facilities Corp for Colleton School District	5.000	12/01/16	1,301,138
1,000,000	Scago Public Facilities Corp for Georgetown County	5.000	12/01/19	1,162,240

	TOTAL SOUTH CAROLINA			4,233,250

SOUTH DAKOTA - 0.2%
500,000	State of South Dakota	6.700	09/01/17	573,535

	TOTAL SOUTH DAKOTA			573,535

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	DATE	VALUE

TENNESSEE - 1.0%
$1,000,000	Johnson City Health & Educational Facilities Board	5.000%	08/15/42	$1,054,930
1,000,000	Memphis-Shelby County Airport Authority, AMT	5.625	07/01/20	1,209,350
1,500,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd	6.000	12/01/16	1,645,095

	TOTAL TENNESSEE			3,909,375

TEXAS - 2.5%
970,000	Bexar Metropolitan Water District	5.000	05/01/17	1,115,471
725,000	County of Harris TX	5.000	08/15/16	841,906
160,000	Harris County Flood Control District, GO	5.000	10/01/14	174,674
500,000	Lower Colorado River Authority	5.000	05/15/21	614,175
500,000	Lower Colorado River Authority	5.000	05/15/22	605,835
500,000	Lower Colorado River Authority	5.000	05/15/23	602,365
1,515,000	Lower Colorado River Authority, ETM	6.000	01/01/17	1,845,225
1,000,000	Lubbock Health Facilities Development Corp	5.000	07/01/19	1,180,070
310,000	North Central Texas Health Facility Development Corp, ETM	5.500	06/01/21	386,322
1,000,000	State of Texas	5.000	10/01/22	1,257,070
630,000	Tarrant County Health Facilities Development Corp, ETM	6.000	09/01/24	815,566

	TOTAL TEXAS			9,438,679

UTAH - 0.6%
1,000,000	State of Utah	5.000	07/01/21	1,284,860
900,000	Utah State Board of Regents	5.000	08/01/22	1,075,986

	TOTAL UTAH			2,360,846

VIRGINIA - 1.3%
2,000,000	Fairfax County Industrial Development Authority	5.000	05/15/37	2,258,800
1,000,000	Fairfax County Industrial Development Authority	4.000	05/15/42	1,016,760
285,000	Tobacco Settlement Financing Corp, ETM	5.500	06/01/26	310,642
1,000,000	Virginia College Building Authority	5.000	02/01/23	1,277,570

	TOTAL VIRGINIA			4,863,772

WASHINGTON - 2.4%
3,150,000	Port of Seattle WA	5.500	09/01/17	3,690,572
500,000	State of Washington	5.000	06/01/24	611,605
600,000	Washington Economic Development Finance Authority	5.000	06/01/16	684,894
2,025,000	Washington Health Care Facilities Authority	5.000	12/01/32	2,112,581
290,000	Washington Higher Education Facilities Authority	5.000	05/01/19	341,997
625,000	Washington Higher Education Facilities Authority	5.000	05/01/20	739,819
660,000	Washington Higher Education Facilities Authority	5.000	05/01/21	783,301

	TOTAL WASHINGTON			8,964,769

WEST VIRGINIA - 0.9%
1,000,000	City of Princeton WV	4.000	05/01/15	1,035,180
1,500,000	City of Princeton WV	5.000	05/01/21	1,672,500
500,000	City of Princeton WV	5.000	05/01/22	556,270

	TOTAL WEST VIRGINIA			3,263,950

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	DATE	VALUE

WISCONSIN - 2.2%
$1,040,000	State of Wisconsin	5.000%	05/01/19	$1,284,046
2,000,000	State of Wisconsin	5.000	05/01/21	2,519,240
1,000,000	State of Wisconsin	5.000	05/01/21	1,259,620
1,500,000	Wisconsin Health & Educational Facilities Authority	5.000	06/01/32	1,639,260
1,500,000	Wisconsin Health & Educational Facilities Authority	5.000	06/01/39	1,605,480

	TOTAL WISCONSIN			8,307,646

	TOTAL LONG-TERM MUNICIPAL BONDS			360,919,512

	(Cost $333,254,401)

	TOTAL INVESTMENTS - 94.7%			360,919,512
	(Cost $333,254,401)
	OTHER ASSETS & LIABILITIES, NET - 5.3%			20,082,033

	NET ASSETS - 100.0%			$381,001,545

	Abbreviation(s):
AMT	Alternative Minimum Tax (subject to)
COP	Certificate of Participation
ETM	Escrowed to Maturity
GO	General Obligation

h	These securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon reflects the rate at period end.
j	Zero coupon.

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

TIAA-CREF FUNDS
INFLATION-LINKED BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

GOVERNMENT BONDS - 98.7%

U.S. TREASURY SECURITIES - 98.7%
$53,960,210	k	United States Treasury Inflation Indexed Bonds	2.000%	01/15/14	$56,337,804
35,405,677	k	United States Treasury Inflation Indexed Bonds	1.250	04/15/14	36,810,858
56,591,999	k	United States Treasury Inflation Indexed Bonds	2.000	07/15/14	60,358,876
43,884,308	k	United States Treasury Inflation Indexed Bonds	1.625	01/15/15	47,035,070
47,249,113	k	United States Treasury Inflation Indexed Bonds	0.500	04/15/15	49,641,099
41,660,675	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/15	45,823,493
43,323,506	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/16	48,562,964
69,434,934	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/16	73,584,782
41,231,497	k	United States Treasury Inflation Indexed Bonds	2.500	07/15/16	47,870,428
37,865,281	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/17	44,411,848
75,655,500	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/17	81,501,098
33,338,764	k	United States Treasury Inflation Indexed Bonds	2.625	07/15/17	40,285,196
32,337,043	k	United States Treasury Inflation Indexed Bonds	1.625	01/15/18	37,836,863
31,158,875	k	United States Treasury Inflation Indexed Bonds	1.375	07/15/18	36,524,059
31,371,009	k	United States Treasury Inflation Indexed Bonds	2.125	01/15/19	38,495,647
34,242,099	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/19	42,064,295
40,525,580	k	United States Treasury Inflation Indexed Bonds	1.375	01/15/20	48,488,209
62,607,214	k	United States Treasury Inflation Indexed Bonds	1.250	07/15/20	74,849,867
69,211,918	k	United States Treasury Inflation Indexed Bonds	1.125	01/15/21	81,935,006
68,040,394	k	United States Treasury Inflation Indexed Bonds	0.625	07/15/21	77,890,330
66,823,287	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/22	72,941,761
30,885,920	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/22	33,750,095
58,773,803	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	79,776,269
39,313,225	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	51,653,882
33,524,924	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	46,274,855
33,931,585	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	43,933,462
38,338,050	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	60,852,684
34,351,559	k	United States Treasury Inflation Indexed Bonds	2.500	01/15/29	49,136,160
46,254,447	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	76,785,991
12,558,193	k	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	20,850,519
19,613,920	k	United States Treasury Inflation Indexed Bonds	2.125	02/15/40	28,627,124
37,420,866	k	United States Treasury Inflation Indexed Bonds	2.125	02/15/41	54,970,654
32,954,025	k	United States Treasury Inflation Indexed Bonds	0.750	02/15/42	35,804,021

		TOTAL U.S. TREASURY SECURITIES			1,725,665,269

		TOTAL GOVERNMENT BONDS
		(Cost $1,511,661,355)			1,725,665,269

SHORT-TERM INVESTMENTS - 0.8%

GOVERNMENT AGENCY DEBT - 0.6%
11,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.100	10/22/12	10,999,358

					10,999,358

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

TREASURY DEBT - 0.2%

$2,800,000	United States Treasury Bill	0.050%	10/11/12	$2,799,961

				2,799,961

	TOTAL SHORT-TERM INVESTMENTS			13,799,319

	(Cost $13,799,319)
	TOTAL INVESTMENTS - 99.5%			1,739,464,588
	(Cost $1,525,460,674)
	OTHER ASSETS AND LIABILITIES, NET - 0.5%			9,002,188

	NET ASSETS - 100.0%			$1,748,466,776

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

TIAA-CREF FUNDS - Bond Index Fund

TIAA-CREF FUNDS
BOND INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2012

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 99.4%

CORPORATE BONDS - 22.4%

AUTOMOBILES & COMPONENTS - 0.1%
$50,000	BorgWarner, Inc	4.625%	09/15/20	$55,570
500,000	Ford Motor Co	7.450	07/16/31	621,875
400,000	Honeywell International, Inc	5.400	03/15/16	462,013
400,000	Honeywell International, Inc	5.000	02/15/19	477,806
282,000	Honeywell International, Inc	5.700	03/15/37	376,295
210,000	Johnson Controls, Inc	5.500	01/15/16	240,680
150,000	Johnson Controls, Inc	2.600	12/01/16	157,548
160,000	Johnson Controls, Inc	4.250	03/01/21	173,688
270,000	Johnson Controls, Inc	6.000	01/15/36	325,573

	TOTAL AUTOMOBILES & COMPONENTS			2,891,048

BANKS - 2.9%
100,000	Allied World Assurance Co Ltd	7.500	08/01/16	116,302
1,800,000	Asian Development Bank	0.875	06/10/14	1,818,252
1,750,000	Asian Development Bank	2.500	03/15/16	1,869,688
2,000,000	Asian Development Bank	1.125	03/15/17	2,046,784
75,000	Asian Development Bank	5.820	06/16/28	99,796
500,000	Banco do Brasil S.A.	3.875	01/23/17	520,000
250,000	Bancolombia S.A.	5.125	09/11/22	252,500
100,000	Bancolombia S.A.	4.250	01/12/16	103,750
200,000	Bancolombia S.A.	5.950	06/03/21	225,000
2,970,000	Bank of America Corp	4.500	04/01/15	3,181,452
2,045,000	Bank of America Corp	3.700	09/01/15	2,160,185
550,000	Bank of America Corp	3.625	03/17/16	580,033
1,200,000	Bank of America Corp	6.500	08/01/16	1,387,812
585,000	Bank of America Corp	5.300	03/15/17	649,610
1,000,000	Bank of America Corp	3.875	03/22/17	1,076,138
575,000	Bank of America Corp	6.000	09/01/17	665,091
590,000	Bank of America Corp	5.750	12/01/17	678,828
320,000	Bank of America Corp	5.650	05/01/18	364,856
600,000	Bank of America Corp	5.490	03/15/19	653,678
700,000	Bank of America Corp	5.875	01/05/21	807,575
500,000	Bank of America Corp	5.700	01/24/22	587,281
700,000	Bank of America Corp	5.875	02/07/42	818,237
100,000	Bank of New York Mellon Corp	1.500	01/31/14	101,348
530,000	Bank of New York Mellon Corp	4.300	05/15/14	562,386
300,000	Bank of New York Mellon Corp	1.700	11/24/14	306,625
500,000	Bank of New York Mellon Corp	3.550	09/23/21	542,572
510,000	Barclays Bank plc	5.200	07/10/14	544,392
500,000	BB&T Corp	5.200	12/23/15	559,512
100,000	BB&T Corp	3.200	03/15/16	107,403
200,000	BB&T Corp	2.150	03/22/17	207,555

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$70,000	BB&T Corp	4.900%	06/30/17	$78,591
150,000	BB&T Corp	1.600	08/15/17	152,695
400,000	BB&T Corp	6.850	04/30/19	512,794
200,000	BB&T Corp	3.950	03/22/22	217,372
150,000	BBVA US Senior SAU	3.250	05/16/14	148,848
460,000	BHP Billiton Finance Ltd	5.400	03/29/17	538,426
400,000	BHP Billiton Finance USA Ltd	5.500	04/01/14	429,054
300,000	BHP Billiton Finance USA Ltd	1.000	02/24/15	303,002
500,000	BHP Billiton Finance USA Ltd	1.625	02/24/17	510,530
450,000	BHP Billiton Finance USA Ltd	6.500	04/01/19	572,849
100,000	BHP Billiton Finance USA Ltd	3.250	11/21/21	106,030
300,000	BHP Billiton Finance USA Ltd	2.875	02/24/22	310,456
200,000	BHP Billiton Finance USA Ltd	4.125	02/24/42	213,060
810,000	Capital One Bank USA NA	8.800	07/15/19	1,069,053
300,000	Citigroup, Inc	2.250	08/07/15	304,576
2,100,000	Citigroup, Inc	6.000	12/13/13	2,227,184
350,000	Citigroup, Inc	2.650	03/02/15	358,514
1,750,000	Citigroup, Inc	3.953	06/15/16	1,872,430
200,000	Citigroup, Inc	4.450	01/10/17	219,676
11,000	Citigroup, Inc	6.000	08/15/17	12,813
915,000	Citigroup, Inc	6.125	11/21/17	1,076,629
407,000	Citigroup, Inc	6.125	05/15/18	481,814
2,310,000	Citigroup, Inc	5.375	08/09/20	2,670,633
2,150,000	Citigroup, Inc	4.500	01/14/22	2,360,661
1,070,000	Citigroup, Inc	6.875	03/05/38	1,406,181
200,000	Citigroup, Inc	5.875	01/30/42	240,959
250,000	Comerica Bank	5.750	11/21/16	287,415
50,000	Comerica Bank	5.200	08/22/17	56,907
200,000	Compass Bank	5.500	04/01/20	195,955
400,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	01/19/17	424,564
600,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	636,774
700,000	Deutsche Bank AG	3.875	08/18/14	735,409
900,000	Deutsche Bank AG	3.450	03/30/15	949,380
600,000	Deutsche Bank AG	3.250	01/11/16	635,531
215,000	Discover Bank	7.000	04/15/20	258,966
450,000	Fifth Third Bancorp	3.625	01/25/16	485,437
200,000	Fifth Third Bancorp	3.500	03/15/22	213,215
140,000	Fifth Third Bancorp	8.250	03/01/38	202,777
250,000	Fifth Third Bank	4.750	02/01/15	267,574
100,000	First Horizon National Corp	5.375	12/15/15	109,405
200,000	First Niagara Financial Group, Inc	7.250	12/15/21	229,862
600,000	HSBC Bank USA NA	4.625	04/01/14	629,248
750,000	HSBC Bank USA NA	4.875	08/24/20	808,371
266,000	HSBC Bank USA NA	5.875	11/01/34	302,063
33,000	HSBC Bank USA NA	7.000	01/15/39	43,142
150,000	HSBC Holdings plc	4.875	01/14/22	171,753
1,925,000	HSBC Holdings plc	6.500	09/15/37	2,276,711
150,000	HSBC Holdings plc	6.100	01/14/42	197,262
700,000	HSBC USA, Inc	2.375	02/13/15	720,608
2,475,000	JPMorgan Chase & Co	2.050	01/24/14	2,518,756
634,000	JPMorgan Chase & Co	5.125	09/15/14	680,286
225,000	JPMorgan Chase & Co	3.700	01/20/15	238,295

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$800,000		JPMorgan Chase & Co	1.875%	03/20/15	$816,207
610,000		JPMorgan Chase & Co	3.400	06/24/15	647,420
700,000		JPMorgan Chase & Co	5.150	10/01/15	774,368
1,250,000		JPMorgan Chase & Co	3.450	03/01/16	1,332,813
300,000		JPMorgan Chase & Co	3.150	07/05/16	317,307
850,000		JPMorgan Chase & Co	2.000	08/15/17	857,406
335,000		JPMorgan Chase & Co	6.000	01/15/18	399,408
180,000		JPMorgan Chase & Co	4.950	03/25/20	205,594
700,000		JPMorgan Chase & Co	4.400	07/22/20	770,411
1,820,000		JPMorgan Chase & Co	4.250	10/15/20	1,988,521
750,000		JPMorgan Chase & Co	4.625	05/10/21	838,349
1,950,000		JPMorgan Chase & Co	4.350	08/15/21	2,149,247
1,000,000		JPMorgan Chase & Co	4.500	01/24/22	1,109,250
2,150,000		JPMorgan Chase & Co	3.250	09/23/22	2,179,872
958,000		JPMorgan Chase & Co	5.500	10/15/40	1,132,665
200,000		JPMorgan Chase & Co	5.400	01/06/42	232,499
50,000		KeyBank NA	5.800	07/01/14	53,786
600,000		KeyCorp	3.750	08/13/15	647,162
150,000		KeyCorp	5.100	03/24/21	175,411
280,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	278,820
250,000		National Australia Bank	2.000	03/09/15	255,448
250,000		National Australia Bank	2.750	03/09/17	262,153
250,000		National Australia Bank Ltd	1.600	08/07/15	252,515
250,000		National Bank of Canada	1.500	06/26/15	253,642
100,000		Noble Holding International Ltd	6.200	08/01/40	116,315
150,000		Noble Holding International Ltd	5.250	03/15/42	161,175
600,000		Nordic Investment Bank	3.625	06/17/13	614,556
500,000		Nordic Investment Bank	2.250	03/15/16	529,590
350,000		Northern Trust Corp	2.375	08/02/22	349,628
580,000		PNC Funding Corp	5.400	06/10/14	624,485
700,000		PNC Funding Corp	2.700	09/19/16	746,201
645,000		PNC Funding Corp	5.125	02/08/20	764,301
50,000		PNC Funding Corp	4.375	08/11/20	57,042
400,000		PNC Funding Corp	3.300	03/08/22	428,700
740,000		Rabobank Nederland NV	2.125	10/13/15	763,914
250,000		Regions Financial Corp	7.750	11/10/14	278,125
500,000		Royal Bank of Scotland Group plc	2.550	09/18/15	506,016
250,000		Royal Bank of Scotland Group plc	6.400	10/21/19	287,300
150,000		Santander Holdings USA, Inc	3.000	09/24/15	151,758
250,000		Sovereign Bank	8.750	05/30/18	287,208
200,000		State Street Corp	2.875	03/07/16	214,299
250,000		Sumitomo Mitsui Banking Corp	1.800	07/18/17	253,895
250,000		Sumitomo Mitsui Banking Corp	3.200	07/18/22	254,911
300,000		SunTrust Bank	7.250	03/15/18	362,451
100,000		SunTrust Banks, Inc	3.600	04/15/16	106,836
150,000		SunTrust Banks, Inc	3.500	01/20/17	160,999
100,000		SunTrust Banks, Inc	6.000	09/11/17	116,458
50,000		SVB Financial Group	5.375	09/15/20	56,876
200,000		Svenska Handelsbanken AB	3.125	07/12/16	212,000
300,000		Svenska Handelsbanken AB	2.875	04/04/17	315,724
100,000		Toronto-Dominion Bank	2.500	07/14/16	105,734
650,000		Toronto-Dominion Bank	2.375	10/19/16	683,697

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$315,000		Union Bank of California NA	5.950%	05/11/16	$359,816
60,000		UnionBanCal Corp	5.250	12/16/13	62,678
225,000		UnionBanCal Corp	3.500	06/18/22	237,967
300,000		US Bancorp	2.200	11/15/16	314,917
940,000		US Bancorp	1.650	05/15/17	962,296
325,000		US Bancorp	3.000	03/15/22	340,242
200,000		US Bancorp	2.950	07/15/22	201,903
970,000		US Bank NA	6.300	02/04/14	1,042,644
250,000	i	US Bank NA	3.778	04/29/20	265,556
692,000		Wachovia Bank NA	4.800	11/01/14	744,150
1,110,000		Wachovia Bank NA	5.850	02/01/37	1,396,038
2,600,000		Wells Fargo & Co	1.250	02/13/15	2,630,974
1,000,000		Wells Fargo & Co	1.500	07/01/15	1,016,825
650,000		Wells Fargo & Co	3.676	06/15/16	707,538
300,000		Wells Fargo & Co	5.125	09/15/16	337,353
1,250,000		Wells Fargo & Co	2.100	05/08/17	1,293,231
1,200,000		Wells Fargo & Co	4.600	04/01/21	1,386,121
1,000,000		Wells Fargo & Co	3.500	03/08/22	1,066,457
264,000		Wells Fargo & Co	5.375	02/07/35	322,784
20,000		Western Union Co	5.930	10/01/16	23,532
100,000		Western Union Co	3.650	08/22/18	110,747
400,000		Western Union Co	5.253	04/01/20	467,184
100,000		Westpac Banking Corp	1.850	12/09/13	101,669
1,455,000		Westpac Banking Corp	3.000	08/04/15	1,535,824
500,000		Westpac Banking Corp	1.125	09/25/15	500,979
150,000		Westpac Banking Corp	3.000	12/09/15	158,900
400,000		Westpac Banking Corp	2.000	08/14/17	404,789
75,000		Westpac Banking Corp	4.875	11/19/19	85,630
185,000		Zions Bancorporation	7.750	09/23/14	202,487

		TOTAL BANKS			101,986,836

CAPITAL GOODS - 0.7%
250,000		Agilent Technologies, Inc	6.500	11/01/17	305,926
100,000		Agilent Technologies, Inc	5.000	07/15/20	114,631
100,000		Agilent Technologies, Inc	3.200	10/01/22	100,944
200,000		Applied Materials, Inc	4.300	06/15/21	226,531
100,000		Applied Materials, Inc	5.850	06/15/41	125,485
200,000		Arrow Electronics, Inc	5.125	03/01/21	218,363
225,000		Avnet, Inc	6.625	09/15/16	255,775
100,000		Cameron International Corp	6.375	07/15/18	121,449
150,000		Cameron International Corp	3.600	04/30/22	154,354
100,000		Cameron International Corp	5.950	06/01/41	121,078
100,000		Carlisle Cos, Inc	5.125	12/15/20	112,653
136,000		Caterpillar Financial Services Corp	6.125	02/17/14	146,487
150,000		Caterpillar Financial Services Corp	1.375	05/20/14	152,153
250,000		Caterpillar Financial Services Corp	2.050	08/01/16	260,581
300,000		Caterpillar Financial Services Corp	1.750	03/24/17	307,405
200,000		Caterpillar Financial Services Corp	1.625	06/01/17	204,097
500,000		Caterpillar Financial Services Corp	5.850	09/01/17	604,920
200,000		Caterpillar Financial Services Corp	5.450	04/15/18	241,066
1,361,000		Caterpillar Financial Services Corp	7.150	02/15/19	1,793,557
50,000		Caterpillar, Inc	5.700	08/15/16	58,949

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$150,000		Caterpillar, Inc	1.500%	06/26/17	$153,162
200,000		Caterpillar, Inc	3.900	05/27/21	226,863
200,000		Caterpillar, Inc	2.600	06/26/22	204,449
438,000	g	Caterpillar, Inc	3.803	08/15/42	440,092
75,000		CRH America, Inc	5.300	10/15/13	78,044
150,000		CRH America, Inc	4.125	01/15/16	156,630
350,000		CRH America, Inc	6.000	09/30/16	390,451
450,000		Danaher Corp	5.625	01/15/18	543,632
150,000		Deere & Co	2.600	06/08/22	153,962
218,000		Deere & Co	5.375	10/16/29	279,362
150,000		Deere & Co	3.900	06/09/42	155,157
200,000		Dover Corp	4.875	10/15/15	222,920
150,000		Dover Corp	5.450	03/15/18	177,683
100,000		Dover Corp	5.375	03/01/41	131,282
200,000		Eaton Corp	5.600	05/15/18	237,926
300,000		Emerson Electric Co	5.250	10/15/18	364,816
400,000		Emerson Electric Co	4.875	10/15/19	484,531
100,000		Energizer Holdings, Inc	4.700	05/19/21	105,907
100,000		Energizer Holdings, Inc	4.700	05/24/22	106,068
150,000		Flowserve Corp	3.500	09/15/22	151,640
100,000		FMC Technologies, Inc	2.000	10/01/17	101,037
100,000		FMC Technologies, Inc	3.450	10/01/22	101,518
400,000		General Dynamics Corp	5.250	02/01/14	425,165
11,000		General Dynamics Corp	5.375	08/15/15	12,437
300,000		General Dynamics Corp	2.250	07/15/16	315,580
750,000		General Electric Co	5.250	12/06/17	887,387
265,000		Goodrich Corp	6.125	03/01/19	331,422
25,000		Goodrich Corp	4.875	03/01/20	29,574
185,000		Harsco Corp	5.125	09/15/13	190,962
100,000		IDEX Corp	4.500	12/15/20	106,725
200,000		IDEX Corp	4.200	12/15/21	209,157
100,000		Illinois Tool Works, Inc	6.250	04/01/19	125,854
200,000		Illinois Tool Works, Inc	4.875	09/15/41	234,192
500,000		Illinois Tool Works, Inc	3.900	09/01/42	504,714
170,000		Ingersoll-Rand Global Holding Co Ltd	6.875	08/15/18	210,218
695,000		John Deere Capital Corp	2.950	03/09/15	732,523
800,000		John Deere Capital Corp	5.500	04/13/17	951,467
250,000		John Deere Capital Corp	1.200	10/10/17	251,192
200,000		John Deere Capital Corp	3.150	10/15/21	213,339
200,000		John Deere Capital Corp	2.800	01/27/23	206,580
100,000		Joy Global, Inc	5.125	10/15/21	110,962
150,000		Kennametal, Inc	3.875	02/15/22	156,899
100,000		KLA-Tencor Corp	6.900	05/01/18	120,678
100,000		Legrand France S.A.	8.500	02/15/25	128,887
400,000		Lockheed Martin Corp	7.650	05/01/16	484,719
200,000		Lockheed Martin Corp	3.350	09/15/21	211,301
239,000		Lockheed Martin Corp	5.500	11/15/39	290,944
350,000		Lockheed Martin Corp	4.850	09/15/41	396,434
100,000		Mosaic Co	4.875	11/15/41	110,808
250,000		Parker Hannifin Corp	3.500	09/15/22	269,453
100,000		Raytheon Co	1.400	12/15/14	101,591
50,000		Raytheon Co	4.400	02/15/20	57,932

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$450,000		Raytheon Co	3.125%	10/15/20	$482,656
200,000		Raytheon Co	7.200	08/15/27	282,690
100,000		Raytheon Co	4.700	12/15/41	116,061
100,000		Rockwell Automation, Inc	6.250	12/01/37	136,144
100,000		Rockwell Collins, Inc	3.100	11/15/21	106,079
100,000		Roper Industries, Inc	6.250	09/01/19	121,280
100,000		Snap-on, Inc	4.250	01/15/18	113,036
250,000		Stanley Black & Decker, Inc	3.400	12/01/21	260,013
100,000		Stanley Black & Decker, Inc	5.200	09/01/40	114,436
250,000		Textron, Inc	5.600	12/01/17	276,920
100,000	g	Tyco Flow Control Finance	1.875	09/15/17	100,059
100,000	g	Tyco Flow Control Finance	3.150	09/15/22	100,360
21,000		Tyco International Finance S.A.	3.375	10/15/15	22,384
200,000		United Technologies Corp	4.875	05/01/15	222,066
300,000		United Technologies Corp	1.200	06/01/15	305,400
250,000		United Technologies Corp	1.800	06/01/17	259,294
500,000		United Technologies Corp	5.375	12/15/17	608,243
490,000		United Technologies Corp	4.500	04/15/20	576,131
325,000		United Technologies Corp	3.100	06/01/22	346,328
280,000		United Technologies Corp	5.400	05/01/35	344,291
280,000		United Technologies Corp	6.050	06/01/36	375,822
145,000		United Technologies Corp	5.700	04/15/40	188,346
850,000		United Technologies Corp	4.500	06/01/42	952,667
100,000		Valmont Industries, Inc	6.625	04/20/20	119,055
100,000		Xylem, Inc	3.550	09/20/16	106,856
100,000		Xylem, Inc	4.875	10/01/21	112,693

		TOTAL CAPITAL GOODS			25,721,942

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
700,000	g	ADT Corp	2.250	07/15/17	720,471
125,000	g	ADT Corp	3.500	07/15/22	129,862
200,000	g	ADT Corp	4.875	07/15/42	216,507
200,000		Celgene Corp	1.900	08/15/17	202,872
200,000		Celgene Corp	3.950	10/15/20	215,144
300,000		Celgene Corp	3.250	08/15/22	302,848
30,000		Corp Andina de Fomento	5.125	05/05/15	32,520
500,000		Corp Andina de Fomento	3.750	01/15/16	524,212
527,000		Corp Andina de Fomento	4.375	06/15/22	571,535
1,000,000		Council Of Europe Development Bank	2.625	02/16/16	1,061,100
500,000		Council Of Europe Development Bank	1.500	06/19/17	510,900
350,000		Daimler Finance North America LLC	6.500	11/15/13	372,578
150,000	g	Daimler Finance North America LLC	1.300	07/31/15	150,590
250,000	g	Daimler Finance North America LLC	2.400	04/10/17	257,780
150,000	g	Daimler Finance North America LLC	2.250	07/31/19	149,367
300,000		Daimler Finance North America LLC	8.500	01/18/31	475,189
300,000		eBay, Inc	0.700	07/15/15	301,424
300,000		eBay, Inc	1.350	07/15/17	303,597
200,000		eBay, Inc	3.250	10/15/20	215,142
400,000		eBay, Inc	2.600	07/15/22	402,799
200,000		eBay, Inc	4.000	07/15/42	194,690
150,000		Equifax, Inc	6.300	07/01/17	177,468
25,000		Howard Hughes Medical Institute	3.450	09/01/14	26,455

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		McGraw-Hill Cos, Inc	5.900%	11/15/17	$235,288
300,000		Moody’s Corp	4.500	09/01/22	318,064
350,000	g	News America, Inc	3.000	09/15/22	353,093
44,000		Quest Diagnostics, Inc	5.450	11/01/15	49,480
200,000		Quest Diagnostics, Inc	4.700	04/01/21	224,738
150,000		Quest Diagnostics, Inc	6.950	07/01/37	196,239
150,000		Reed Elsevier Capital, Inc	7.750	01/15/14	162,592
100,000		Reed Elsevier Capital, Inc	8.625	01/15/19	128,433
63,000		Republic Services, Inc	5.500	09/15/19	74,604
265,000		Republic Services, Inc	5.000	03/01/20	306,899
580,000		Republic Services, Inc	5.250	11/15/21	686,598
250,000		Republic Services, Inc	3.550	06/01/22	262,801
30,000		Republic Services, Inc	6.200	03/01/40	37,620
150,000		SAIC, Inc	4.450	12/01/20	164,806
100,000		Svensk Exportkredit AB	3.250	09/16/14	105,120
500,000		Svensk Exportkredit AB	1.750	05/30/17	510,850
300,000		Thomson Corp	5.700	10/01/14	328,150
345,000		Thomson Reuters Corp	6.500	07/15/18	436,010
145,000		Thomson Reuters Corp	5.850	04/15/40	179,276
200,000	g	URS Corp	5.000	04/01/22	205,417
25,000		Vanderbilt University	5.250	04/01/19	30,179
500,000		Waste Management, Inc	5.000	03/15/14	529,912
310,000		Waste Management, Inc	4.600	03/01/21	353,122
350,000		Waste Management, Inc	2.900	09/15/22	349,485
255,000		Waste Management, Inc	6.125	11/30/39	321,163

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			14,064,989

CONSUMER DURABLES & APPAREL - 0.1%
100,000		Hasbro, Inc	6.125	05/15/14	108,130
100,000		Hasbro, Inc	6.350	03/15/40	118,923
200,000		Leggett & Platt, Inc	3.400	08/15/22	207,709
100,000		Mattel Inc	4.350	10/01/20	107,714
100,000		Mattel, Inc	5.450	11/01/41	111,791
100,000		Newell Rubbermaid, Inc	4.700	08/15/20	109,866
200,000		Newell Rubbermaid, Inc	4.000	06/15/22	210,056
150,000		NVR, Inc	3.950	09/15/22	153,810
800,000		Rio Tinto Finance USA plc	1.625	08/21/17	801,606
400,000		Rio Tinto Finance USA plc	3.500	03/22/22	417,120
225,000		Rio Tinto Finance USA plc	2.875	08/21/22	223,998
200,000		Rio Tinto Finance USA plc	4.750	03/22/42	216,148
150,000		Rio Tinto Finance USA plc	4.125	08/21/42	147,687
220,000		VF Corp	6.450	11/01/37	299,835
200,000		Whirlpool Corp	8.600	05/01/14	222,323
150,000		Whirlpool Corp	4.700	06/01/22	154,850

		TOTAL CONSUMER DURABLES & APPAREL			3,611,566

CONSUMER SERVICES - 0.3%
200,000		Board of Trustees of The Leland Stanford Junior University	3.625	05/01/14	210,362
100,000		Board of Trustees of The Leland Stanford Junior University	4.750	05/01/19	120,284
100,000		Cintas Corp No 2	4.300	06/01/21	110,112
200,000		Cintas Corp No 2	3.250	06/01/22	204,288
500,000		Continental Airlines 2012 Class A Pass Thru Trusts	4.150	04/11/24	510,000

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$100,000	Cornell University	5.450%	02/01/19	$121,593
100,000	Darden Restaurants, Inc	6.200	10/15/17	116,562
100,000	Darden Restaurants, Inc	6.800	10/15/37	122,805
75,000	Dartmouth College	4.750	06/01/19	88,828
100,000	George Washington University	3.485	09/15/22	106,989
175,000	GlaxoSmithKline Capital plc	0.750	05/08/15	176,046
300,000	GlaxoSmithKline Capital plc	1.500	05/08/17	305,202
300,000	GlaxoSmithKline Capital plc	2.850	05/08/22	311,586
100,000	Hyatt Hotels Corp	3.875	08/15/16	106,378
150,000	Johns Hopkins University	5.250	07/01/19	182,193
200,000	Marriott International, Inc	3.000	03/01/19	205,137
200,000	Marriott International, Inc	3.250	09/15/22	201,045
250,000	Massachusetts Institute of Technology	5.600	07/01/11	360,987
300,000	McDonald’s Corp	1.875	05/29/19	311,215
720,000	McDonald’s Corp	3.500	07/15/20	809,235
550,000	McDonald’s Corp	2.625	01/15/22	578,650
280,000	McDonald’s Corp	6.300	03/01/38	399,475
200,000	President and Fellows of Harvard College	4.875	10/15/40	253,042
100,000	Princeton University	4.950	03/01/19	121,012
220,000	Princeton University	5.700	03/01/39	305,336
350,000	Sheraton Holding Corp	7.375	11/15/15	407,042
200,000	University of Southern California	5.250	10/01/11	255,088
700,000	Walt Disney Co	4.500	12/15/13	734,667
350,000	Walt Disney Co	0.875	12/01/14	353,649
70,000	Walt Disney Co	5.625	09/15/16	82,950
350,000	Walt Disney Co	2.550	02/15/22	359,505
200,000	Walt Disney Co	7.000	03/01/32	292,021
100,000	Walt Disney Co	4.375	08/16/41	115,496
100,000	Walt Disney Co	4.125	12/01/41	111,048
2,000	Wyndham Worldwide Corp	6.000	12/01/16	2,253
250,000	Wyndham Worldwide Corp	2.950	03/01/17	252,108
200,000	Wyndham Worldwide Corp	4.250	03/01/22	205,552
200,000	Yale University	2.900	10/15/14	210,198
330,000	Yum! Brands, Inc	6.250	03/15/18	400,135
50,000	Yum! Brands, Inc	3.875	11/01/20	54,552
100,000	Yum! Brands, Inc	6.875	11/15/37	136,710

	TOTAL CONSUMER SERVICES			10,311,336

DIVERSIFIED FINANCIALS - 3.9%
300,000	Abbey National Treasury Services plc	2.875	04/25/14	303,660
150,000	ABN Amro Bank NV	4.650	06/04/18	146,842
500,000	African Development Bank	3.000	05/27/14	521,935
250,000	African Development Bank	1.250	09/02/16	256,925
300,000	African Development Bank	1.125	03/15/17	306,485
20,000	Ahold Finance USA LLC	6.875	05/01/29	24,980
400,000	American Express Co	6.150	08/28/17	486,574
190,000	American Express Co	7.000	03/19/18	240,466
255,000	American Express Co	8.125	05/20/19	344,973
244,000	American Express Co	8.150	03/19/38	391,368
200,000	American Express Credit Corp	1.750	06/12/15	204,574
1,750,000	American Express Credit Corp	2.750	09/15/15	1,843,616
1,000,000	American Express Credit Corp	2.800	09/19/16	1,063,230

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$400,000		American Express Credit Corp	2.375%	03/24/17	$420,740
295,000		Ameriprise Financial, Inc	5.300	03/15/20	347,817
250,000		Australia & New Zealand Banking Group Ltd	1.875	10/06/17	252,185
450,000		Bank of Montreal	2.500	01/11/17	473,095
200,000		Bank of Montreal	1.400	09/11/17	201,030
1,150,000		Bank of New York Mellon Corp	2.300	07/28/16	1,205,350
100,000		Bank of New York Mellon Corp	1.969	06/20/17	103,512
40,000		Bank of Nova Scotia	2.250	01/22/13	40,241
220,000		Bank of Nova Scotia	2.375	12/17/13	224,951
900,000		Bank of Nova Scotia	3.400	01/22/15	956,899
100,000		Bank of Nova Scotia	2.050	10/07/15	103,596
250,000		Bank of Nova Scotia	2.900	03/29/16	266,673
150,000		Bank of Nova Scotia	2.550	01/12/17	158,722
200,000		Bank of Nova Scotia	4.375	01/13/21	231,815
500,000		Barclays Bank plc	2.750	02/23/15	515,919
1,900,000		Barclays Bank plc	5.000	09/22/16	2,110,165
80,000		Bear Stearns Cos LLC	5.300	10/30/15	89,234
116,000		Bear Stearns Cos LLC	5.550	01/22/17	131,907
50,000		Berkshire Hathaway, Inc	3.200	02/11/15	53,038
700,000		Berkshire Hathaway, Inc	1.900	01/31/17	724,786
200,000		Berkshire Hathaway, Inc	3.750	08/15/21	219,317
275,000		BlackRock, Inc	3.500	12/10/14	292,789
210,000		BlackRock, Inc	6.250	09/15/17	256,942
390,000		BlackRock, Inc	5.000	12/10/19	463,432
125,000		BlackRock, Inc	3.375	06/01/22	132,381
100,000		Block Financial LLC	5.125	10/30/14	105,391
480,000		BNP Paribas	3.250	03/11/15	500,298
800,000		BNP Paribas	3.600	02/23/16	844,637
450,000		BNP Paribas	5.000	01/15/21	497,912
300,000		BNP Paribas S.A.	2.375	09/14/17	301,296
400,000		Canadian Imperial Bank of Commerce	0.900	10/01/15	400,850
425,000		Canadian Imperial Bank of Commerce	2.350	12/11/15	446,964
200,000		Capital One Financial Corp	7.375	05/23/14	220,117
300,000		Capital One Financial Corp	2.150	03/23/15	307,602
250,000		Capital One Financial Corp	3.150	07/15/16	265,474
250,000		Capital One Financial Corp	4.750	07/15/21	283,819
150,000		Carobao Leasing LLC	1.829	09/07/24	151,850
100,000		Charles Schwab Corp	4.450	07/22/20	114,452
200,000	g	Charles Schwab Corp	3.225	09/01/22	202,850
120,000		CME Group, Inc	5.750	02/15/14	128,295
350,000		CME Group, Inc	3.000	09/15/22	351,885
400,000		Commonwealth Bank of Australia	1.950	03/16/15	408,792
250,000		Commonwealth Bank of Australia	1.250	09/18/15	250,663
250,000		Commonwealth Bank of Australia	1.900	09/18/17	250,550
2,080,000		Credit Suisse	5.500	05/01/14	2,221,386
2,250,000		Credit Suisse	5.400	01/14/20	2,459,185
250,000		Diageo Investment Corp	2.875	05/11/22	260,632
100,000		Diageo Investment Corp	4.250	05/11/42	108,778
155,000		Digital Realty Trust LP	4.500	07/15/15	165,836
300,000		Digital Realty Trust LP	3.625	10/01/22	298,204
100,000	g	Discover Financial Services	5.200	04/27/22	109,567
90,000		Eaton Vance Corp	6.500	10/02/17	108,684

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,000,000		Ford Motor Credit Co LLC	2.750%	05/15/15	$3,059,511
300,000		Ford Motor Credit Co LLC	2.500	01/15/16	303,671
800,000		Ford Motor Credit Co LLC	3.000	06/12/17	814,314
1,000,000		Ford Motor Credit Co LLC	5.000	05/15/18	1,091,723
1,000,000		Ford Motor Credit Co LLC	5.875	08/02/21	1,131,360
450,000		Ford Motor Credit Co LLC	4.250	09/20/22	461,142
125,000		Franklin Resources, Inc	3.125	05/20/15	131,852
150,000		Franklin Resources, Inc	2.800	09/15/22	151,865
2,335,000		General Electric Capital Corp	5.500	06/04/14	2,517,420
200,000		General Electric Capital Corp	2.150	01/09/15	205,833
1,605,000		General Electric Capital Corp	3.500	06/29/15	1,710,065
350,000		General Electric Capital Corp	1.625	07/02/15	356,122
400,000		General Electric Capital Corp	2.250	11/09/15	414,253
150,000		General Electric Capital Corp	2.950	05/09/16	158,611
200,000		General Electric Capital Corp	2.900	01/09/17	211,596
800,000		General Electric Capital Corp	2.300	04/27/17	822,352
1,625,000		General Electric Capital Corp	5.625	09/15/17	1,913,702
630,000		General Electric Capital Corp	5.500	01/08/20	745,299
1,105,000		General Electric Capital Corp	4.375	09/16/20	1,218,601
250,000		General Electric Capital Corp	4.625	01/07/21	279,190
300,000		General Electric Capital Corp	5.300	02/11/21	344,270
200,000		General Electric Capital Corp	4.650	10/17/21	224,155
1,000,000		General Electric Capital Corp	3.150	09/07/22	1,004,485
2,025,000		General Electric Capital Corp	6.750	03/15/32	2,594,074
1,200,000		General Electric Capital Corp	5.875	01/14/38	1,429,993
927,000		General Electric Capital Corp	6.875	01/10/39	1,238,569
340,000	i	Goldman Sachs Capital II	4.000	06/01/43	256,074
1,250,000		Goldman Sachs Group, Inc	3.300	05/03/15	1,300,714
1,630,000		Goldman Sachs Group, Inc	3.700	08/01/15	1,719,234
1,875,000		Goldman Sachs Group, Inc	3.625	02/07/16	1,977,919
550,000		Goldman Sachs Group, Inc	5.950	01/18/18	638,685
60,000		Goldman Sachs Group, Inc	6.150	04/01/18	70,031
1,195,000		Goldman Sachs Group, Inc	7.500	02/15/19	1,482,028
2,505,000		Goldman Sachs Group, Inc	5.375	03/15/20	2,795,495
1,150,000		Goldman Sachs Group, Inc	6.000	06/15/20	1,325,995
1,300,000		Goldman Sachs Group, Inc	5.250	07/27/21	1,433,166
1,425,000		Goldman Sachs Group, Inc	5.750	01/24/22	1,641,423
65,000		Goldman Sachs Group, Inc	6.450	05/01/36	68,105
1,050,000		Goldman Sachs Group, Inc	6.250	02/01/41	1,214,816
600,000		HSBC Finance Corp	5.500	01/19/16	663,335
782,000		HSBC Finance Corp	6.676	01/15/21	906,899
150,000	g	ING (US) FINANCE	5.500	07/15/22	156,478
130,000		Jefferies Group, Inc	3.875	11/09/15	130,813
425,000		Jefferies Group, Inc	8.500	07/15/19	487,687
100,000		Jefferies Group, Inc	6.450	06/08/27	102,500
125,000		John Deere Capital Corp	0.875	04/17/15	125,871
100,000		John Deere Capital Corp	2.000	01/13/17	104,168
300,000		John Deere Capital Corp	1.400	03/15/17	306,492
1,500,000		KFW	3.250	03/15/13	1,520,790
600,000		KFW	0.625	04/24/15	602,696
1,000,000		KFW	1.250	02/15/17	1,021,368
600,000		KFW	2.625	01/25/22	631,841

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$750,000	h	KFW	2.000%	10/04/22	$742,825
100,000		Korea Finance Corp	3.250	09/20/16	105,476
700,000		Korea Finance Corp	2.250	08/07/17	707,645
635,000		Kreditanstalt fuer Wiederaufbau	3.500	05/16/13	647,700
1,750,000		Kreditanstalt fuer Wiederaufbau	4.000	10/15/13	1,816,535
1,000,000		Kreditanstalt fuer Wiederaufbau	1.375	01/13/14	1,013,290
3,000,000		Kreditanstalt fuer Wiederaufbau	1.250	10/26/15	3,067,200
1,350,000		Kreditanstalt fuer Wiederaufbau	4.875	01/17/17	1,583,685
1,105,000		Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	1,309,315
6,925,000		Kreditanstalt fuer Wiederaufbau	4.000	01/27/20	8,074,356
1,125,000		Landwirtschaftliche Rentenbank	4.125	07/15/13	1,158,525
1,025,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	1,210,115
203,000		Lazard Group LLC	7.125	05/15/15	223,870
1,260,000		Merrill Lynch & Co, Inc	6.400	08/28/17	1,465,837
1,050,000		Merrill Lynch & Co, Inc	6.875	04/25/18	1,258,020
1,000,000		Merrill Lynch & Co, Inc	6.110	01/29/37	1,060,869
300,000		Morgan Stanley	4.750	04/01/14	310,557
3,300,000		Morgan Stanley	6.000	05/13/14	3,497,878
100,000		Morgan Stanley	2.875	07/28/14	102,131
720,000		Morgan Stanley	6.000	04/28/15	780,299
200,000		Morgan Stanley	3.800	04/29/16	206,668
970,000		Morgan Stanley	5.450	01/09/17	1,057,884
300,000		Morgan Stanley	4.750	03/22/17	321,648
550,000		Morgan Stanley	5.550	04/27/17	602,978
245,000		Morgan Stanley	5.950	12/28/17	275,195
796,000		Morgan Stanley	7.300	05/13/19	939,276
300,000		Morgan Stanley	5.625	09/23/19	327,744
590,000		Morgan Stanley	5.500	01/26/20	642,210
200,000		Morgan Stanley	5.750	01/25/21	219,530
1,200,000		Morgan Stanley	5.500	07/28/21	1,313,264
600,000		Morgan Stanley	7.250	04/01/32	723,314
500,000		Morgan Stanley	6.375	07/24/42	550,682
400,000		Murray Street Investment Trust	4.647	03/09/17	429,549
220,000		NASDAQ OMX Group, Inc	5.550	01/15/20	236,683
150,000		National Rural Utilities Cooperative Finance Corp	3.875	09/16/15	163,396
735,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	1,087,629
350,000		National Rural Utilities Cooperative Finance Corp	3.050	02/15/22	370,273
250,000		Nomura Holdings, Inc	5.000	03/04/15	263,925
260,000		Nomura Holdings, Inc	4.125	01/19/16	268,736
430,000		Nomura Holdings, Inc	6.700	03/04/20	491,585
400,000		Northern Trust Corp	4.625	05/01/14	425,504
40,000		NYSE Euronext	4.800	06/28/13	41,260
150,000		Oesterreichische Kontrollbank AG.	3.625	06/17/13	153,275
1,000,000		Oesterreichische Kontrollbank AG.	1.375	01/21/14	1,011,430
300,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	349,380
600,000		ORIX Corp	5.000	01/12/16	649,185
200,000		ORIX Corp	3.750	03/09/17	207,000
300,000		PACCAR Financial Corp	1.600	03/15/17	306,338
200,000		Principal Life Income Funding Trusts	5.550	04/27/15	221,880
500,000		Rabobank Nederland NV	4.500	01/11/21	559,342
200,000		Rabobank Nederland NV	5.250	05/24/41	232,351
100,000		Raymond James Financial, Inc	4.250	04/15/16	106,027

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$300,000	Raymond James Financial, Inc	5.625%	04/01/24	$330,398
500,000	Royal Bank of Canada	1.125	01/15/14	504,571
500,000	Royal Bank of Canada	1.150	03/13/15	507,519
335,000	Royal Bank of Canada	2.625	12/15/15	354,297
200,000	Royal Bank of Canada	2.300	07/20/16	209,113
500,000	Royal Bank of Canada	1.200	09/19/17	503,150
80,000	SLM Corp	5.375	01/15/13	81,014
950,000	SLM Corp	6.250	01/25/16	1,030,750
500,000	SLM Corp	6.000	01/25/17	544,375
150,000	SLM Corp	4.625	09/25/17	152,160
680,000	SLM Corp	8.450	06/15/18	796,428
200,000	SLM Corp	7.250	01/25/22	224,000
350,000	State Street Corp	4.300	05/30/14	371,395
300,000	State Street Corp	4.375	03/07/21	348,263
300,000	Syngenta Finance NV	3.125	03/28/22	315,150
150,000	TD Ameritrade Holding Corp	4.150	12/01/14	160,275
392,000	Telefonica Europe BV	8.250	09/15/30	415,520
50,000	Toyota Motor Credit Corp	1.375	08/12/13	50,466
500,000	Toyota Motor Credit Corp	1.000	02/17/15	505,413
250,000	Toyota Motor Credit Corp	3.200	06/17/15	266,734
225,000	Toyota Motor Credit Corp	0.875	07/17/15	226,098
700,000	Toyota Motor Credit Corp	2.800	01/11/16	743,439
300,000	Toyota Motor Credit Corp	2.000	09/15/16	311,685
150,000	Toyota Motor Credit Corp	2.050	01/12/17	155,985
400,000	Toyota Motor Credit Corp	1.750	05/22/17	410,949
300,000	Toyota Motor Credit Corp	3.400	09/15/21	325,113
1,500,000	UBS AG.	2.250	01/28/14	1,523,714
330,000	UBS AG.	5.750	04/25/18	388,881
1,375,000	UBS AG.	4.875	08/04/20	1,537,801
500,000	Unilever Capital Corp	2.750	02/10/16	531,300
400,000	Unilever Capital Corp	0.850	08/02/17	396,390
250,000	Unilever Capital Corp	4.800	02/15/19	295,134
250,000	Unilever Capital Corp	4.250	02/10/21	293,340
30,000	Unilever Capital Corp	5.900	11/15/32	42,468

	TOTAL DIVERSIFIED FINANCIALS			134,841,341

ENERGY - 2.2%
650,000	Anadarko Petroleum Corp	5.950	09/15/16	753,154
100,000	Anadarko Petroleum Corp	6.375	09/15/17	120,562
465,000	Anadarko Petroleum Corp	8.700	03/15/19	623,677
825,000	Anadarko Petroleum Corp	6.200	03/15/40	1,010,899
100,000	Apache Corp	1.750	04/15/17	103,262
400,000	Apache Corp	6.900	09/15/18	514,821
275,000	Apache Corp	3.250	04/15/22	295,610
480,000	Apache Corp	5.100	09/01/40	575,946
350,000	Apache Corp	4.750	04/15/43	399,926
200,000	Baker Hughes, Inc	7.500	11/15/18	269,434
450,000	Baker Hughes, Inc	3.200	08/15/21	489,312
215,000	Baker Hughes, Inc	5.125	09/15/40	263,530
200,000	Boardwalk Pipelines LP	5.750	09/15/19	219,682
250,000	BP Capital Markets plc	5.250	11/07/13	262,944
100,000	BP Capital Markets plc	1.700	12/05/14	102,348

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$395,000	BP Capital Markets plc	3.875%	03/10/15	$424,562
590,000	BP Capital Markets plc	3.125	10/01/15	630,001
1,000,000	BP Capital Markets plc	3.200	03/11/16	1,073,410
200,000	BP Capital Markets plc	1.846	05/05/17	204,291
300,000	BP Capital Markets plc	4.500	10/01/20	348,254
150,000	BP Capital Markets plc	4.742	03/11/21	174,858
650,000	BP Capital Markets plc	3.561	11/01/21	703,109
200,000	BP Capital Markets plc	3.245	05/06/22	211,636
100,000	Buckeye Partners LP	5.300	10/15/14	105,741
200,000	Buckeye Partners LP	4.875	02/01/21	204,633
575,000	Burlington Resources Finance Co	7.200	08/15/31	820,335
200,000	Burlington Resources Finance Co	7.400	12/01/31	293,287
600,000	Canadian Natural Resources Ltd	5.700	05/15/17	713,108
550,000	Canadian Natural Resources Ltd	6.250	03/15/38	718,411
45,000	Cenovus Energy, Inc	4.500	09/15/14	48,270
340,000	Cenovus Energy, Inc	5.700	10/15/19	413,760
125,000	Cenovus Energy, Inc	3.000	08/15/22	128,150
200,000	Cenovus Energy, Inc	6.750	11/15/39	270,224
200,000	Cenovus Energy, Inc	4.450	09/15/42	208,599
500,000	Chevron Corp	3.950	03/03/14	524,902
200,000	Chevron Corp	4.950	03/03/19	242,508
1,005,000	ConocoPhillips	4.600	01/15/15	1,097,030
600,000	ConocoPhillips	5.750	02/01/19	745,712
785,000	ConocoPhillips	6.500	02/01/39	1,129,628
500,000	ConocoPhillips Holding Co	6.950	04/15/29	707,639
200,000	DCP Midstream Operating LP	4.950	04/01/22	210,253
150,000	Devon Energy Corp	1.875	05/15/17	152,906
350,000	Devon Energy Corp	6.300	01/15/19	434,534
525,000	Devon Energy Corp	3.250	05/15/22	546,238
600,000	Devon Energy Corp	7.950	04/15/32	885,785
200,000	Devon Energy Corp	4.750	05/15/42	214,301
100,000	Diamond Offshore Drilling, Inc	5.875	05/01/19	123,861
100,000	Diamond Offshore Drilling, Inc	5.700	10/15/39	131,600
250,000	Ecopetrol S.A.	7.625	07/23/19	320,000
495,000	Enbridge Energy Partners LP	5.200	03/15/20	565,899
100,000	Enbridge Energy Partners LP	5.500	09/15/40	112,778
300,000	EnCana Corp	3.900	11/15/21	317,043
220,000	EnCana Corp	6.500	05/15/19	267,260
515,000	EnCana Corp	6.625	08/15/37	623,608
150,000	EnCana Corp	5.150	11/15/41	156,348
400,000	EnCana Holdings Finance Corp	5.800	05/01/14	428,734
400,000	Ensco plc	3.250	03/15/16	426,761
500,000	Ensco plc	4.700	03/15/21	564,734
40,000	Enterprise Products Operating LLC	5.600	10/15/14	43,703
145,000	Enterprise Products Operating LLC	5.000	03/01/15	158,789
200,000	Enterprise Products Operating LLC	1.250	08/13/15	201,984
735,000	Enterprise Products Operating LLC	6.300	09/15/17	893,994
130,000	Enterprise Products Operating LLC	6.500	01/31/19	161,212
600,000	Enterprise Products Operating LLC	5.200	09/01/20	706,801
480,000	Enterprise Products Operating LLC	6.125	10/15/39	576,889
300,000	Enterprise Products Operating LLC	4.850	08/15/42	308,831
100,000	Enterprise Products Operating LLC	4.450	02/15/43	98,910

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$300,000		EOG Resources, Inc	6.125%	10/01/13	$316,440
100,000		EOG Resources, Inc	2.500	02/01/16	105,362
440,000		EOG Resources, Inc	4.100	02/01/21	500,166
300,000		EOG Resources, Inc	2.625	03/15/23	303,233
50,000		EQT Corp	6.500	04/01/18	57,541
350,000		EQT Corp	8.125	06/01/19	423,705
200,000	g	Gulf South Pipeline Co LP	4.000	06/15/22	201,770
200,000		Halliburton Co	6.150	09/15/19	249,222
400,000		Halliburton Co	7.450	09/15/39	611,511
100,000		Halliburton Co	4.500	11/15/41	112,408
275,000		Hess Corp	8.125	02/15/19	363,856
200,000		Hess Corp	7.875	10/01/29	276,768
540,000		Hess Corp	5.600	02/15/41	626,373
300,000		Husky Energy, Inc	5.900	06/15/14	325,672
30,000		Husky Energy, Inc	7.250	12/15/19	38,565
200,000		Husky Energy, Inc	3.950	04/15/22	214,158
130,000		Husky Energy, Inc	6.800	09/15/37	171,337
200,000		Magellan Midstream Partners LP	6.550	07/15/19	246,215
125,000		Magellan Midstream Partners LP	4.250	02/01/21	136,559
400,000		Marathon Oil Corp	6.000	10/01/17	489,282
255,000		Marathon Oil Corp	6.600	10/01/37	340,199
200,000		Marathon Petroleum Corp	3.500	03/01/16	212,071
250,000		Marathon Petroleum Corp	5.125	03/01/21	288,484
150,000		Marathon Petroleum Corp	6.500	03/01/41	183,756
200,000		Murphy Oil Corp	4.000	06/01/22	212,293
125,000		Nabors Industries, Inc	6.150	02/15/18	146,802
424,000		Nabors Industries, Inc	9.250	01/15/19	554,897
100,000		Nabors Industries, Inc	4.625	09/15/21	107,488
635,000		Nexen, Inc	6.400	05/15/37	806,073
150,000		Noble Energy, Inc	8.250	03/01/19	194,222
350,000		Noble Energy, Inc	4.150	12/15/21	378,045
200,000		Noble Energy, Inc	6.000	03/01/41	242,108
100,000		Noble Holding International Ltd	3.450	08/01/15	105,783
100,000		Noble Holding International Ltd	2.500	03/15/17	103,145
305,000		Noble Holding International Ltd	4.900	08/01/20	340,706
100,000		NuStar Logistics LP	7.900	04/15/18	113,390
25,000		NuStar Logistics LP	4.800	09/01/20	24,314
150,000		NuStar Logistics LP	4.750	02/01/22	141,479
350,000		Occidental Petroleum Corp	2.500	02/01/16	369,356
350,000		Occidental Petroleum Corp	1.750	02/15/17	362,374
250,000		Occidental Petroleum Corp	1.500	02/15/18	254,444
250,000		Occidental Petroleum Corp	3.125	02/15/22	268,859
350,000		Occidental Petroleum Corp	2.700	02/15/23	359,783
406,000		Panhandle Eastern Pipeline Co LP	7.000	06/15/18	504,626
185,000		Pemex Project Funding Master Trust	5.750	03/01/18	216,681
350,000		Petrobras International Finance Co	3.875	01/27/16	370,233
47,000		Petrobras International Finance Co	6.125	10/06/16	53,245
1,125,000		Petrobras International Finance Co	7.875	03/15/19	1,413,089
100,000		Petrobras International Finance Co	5.750	01/20/20	113,980
350,000		Petrobras International Finance Co	5.375	01/27/21	394,370
875,000		Petrobras International Finance Co	6.875	01/20/40	1,095,449
600,000		Petrobras International Finance Co-Pifco	9.125	07/02/13	635,400

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		Petrobras International Finance Co-Pifco	2.875%	02/06/15	$513,913
625,000		Petrobras International Finance Co-Pifco	3.500	02/06/17	653,646
300,000		Petrobras International Finance Co-Pifco	6.750	01/27/41	372,343
75,000		Petro-Canada	6.800	05/15/38	102,259
700,000		Petrohawk Energy Corp	7.250	08/15/18	795,258
505,000		Petroleos Mexicanos	4.875	03/15/15	541,612
80,000		Petroleos Mexicanos	8.000	05/03/19	104,680
775,000		Petroleos Mexicanos	6.000	03/05/20	926,125
800,000		Petroleos Mexicanos	5.500	01/21/21	938,000
240,000		Petroleos Mexicanos	4.875	01/24/22	271,200
300,000		Petroleos Mexicanos	1.700	12/20/22	303,450
300,000		Petroleos Mexicanos	2.000	12/20/22	307,950
940,000		Petroleos Mexicanos	6.500	06/02/41	1,171,710
250,000		Petroleos Mexicanos	5.500	06/27/44	275,000
150,000	g	Phillips 66	4.300	04/01/22	164,228
300,000		Pioneer Natural Resources Co	6.650	03/15/17	356,125
175,000		Pioneer Natural Resources Co	3.950	07/15/22	185,898
200,000		Plains All American Pipeline LP	6.125	01/15/17	238,579
400,000		Plains All American Pipeline LP	5.000	02/01/21	472,538
100,000		Plains All American Pipeline LP	6.650	01/15/37	128,638
250,000		Plains All American Pipeline LP	5.150	06/01/42	284,369
100,000		Rowan Cos, Inc	5.000	09/01/17	110,307
250,000		Rowan Cos, Inc	4.875	06/01/22	268,289
440,000		Shell International Finance BV	3.100	06/28/15	470,326
200,000		Shell International Finance BV	1.125	08/21/17	200,693
805,000		Shell International Finance BV	4.300	09/22/19	940,453
1,130,000		Shell International Finance BV	4.375	03/25/20	1,323,494
200,000		Shell International Finance BV	2.375	08/21/22	201,901
421,000		Shell International Finance BV	6.375	12/15/38	606,324
200,000		Shell International Finance BV	3.625	08/21/42	202,891
300,000		Southern Natural Gas Co LLC	4.400	06/15/21	322,167
200,000		Southwestern Energy Co	7.500	02/01/18	241,132
125,000	g	Southwestern Energy Co	4.100	03/15/22	132,674
210,000		Statoil ASA	2.900	10/15/14	220,353
350,000		Statoil ASA	3.125	08/17/17	383,495
450,000		Statoil ASA	5.250	04/15/19	546,616
250,000		Statoil ASA	3.150	01/23/22	267,121
200,000		Statoil ASA	5.100	08/17/40	248,188
250,000		Statoil ASA	4.250	11/23/41	276,476
550,000		Suncor Energy, Inc	6.100	06/01/18	678,333
900,000		Suncor Energy, Inc	6.500	06/15/38	1,193,158
100,000		Sunoco Logistics Partners Operations LP	6.100	02/15/42	110,307
25,000		Talisman Energy, Inc	7.750	06/01/19	31,779
250,000		Talisman Energy, Inc	3.750	02/01/21	260,774
300,000		Talisman Energy, Inc	5.850	02/01/37	332,656
200,000		Talisman Energy, Inc	5.500	05/15/42	225,224
400,000		Total Capital International S.A.	0.750	01/25/16	400,811
400,000		Total Capital International S.A.	1.550	06/28/17	407,501
500,000		Total Capital International S.A.	2.875	02/17/22	519,965
400,000		Total Capital International S.A.	2.700	01/25/23	407,713
320,000		TransCanada Pipelines Ltd	4.000	06/15/13	328,064
340,000		TransCanada Pipelines Ltd	5.850	03/15/36	446,529

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$469,000		TransCanada Pipelines Ltd	7.625%	01/15/39	$725,588
300,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	320,798
300,000		TransCanada PipeLines Ltd	0.875	03/02/15	302,768
600,000		TransCanada PipeLines Ltd	3.800	10/01/20	673,907
300,000		TransCanada PipeLines Ltd	2.500	08/01/22	303,475
200,000		Transocean, Inc	2.500	10/15/17	201,109
443,000		Transocean, Inc	6.000	03/15/18	517,305
700,000		Transocean, Inc	6.500	11/15/20	835,926
150,000		Transocean, Inc	6.375	12/15/21	179,523
150,000		Transocean, Inc	3.800	10/15/22	150,777
200,000		Transocean, Inc	6.800	03/15/38	240,499
165,000		Vale Overseas Ltd	6.250	01/23/17	190,817
1,045,000		Vale Overseas Ltd	4.625	09/15/20	1,114,221
742,000		Vale Overseas Ltd	4.375	01/11/22	779,961
150,000		Vale Overseas Ltd	8.250	01/17/34	194,230
464,000		Vale Overseas Ltd	6.875	11/21/36	537,255
680,000		Valero Energy Corp	6.125	02/01/20	825,957
330,000		Valero Energy Corp	7.500	04/15/32	419,267
200,000		Valero Energy Corp	6.630	06/15/37	241,393
840,000		Weatherford Bermuda Holdings Ltd	5.125	09/15/20	918,327
60,000		Weatherford Bermuda Holdings Ltd	6.750	09/15/40	67,692
150,000		Weatherford International Ltd	9.625	03/01/19	195,244
200,000		Weatherford International Ltd	4.500	04/15/22	209,165
200,000		Weatherford International Ltd	5.950	04/15/42	210,395
300,000		XTO Energy, Inc	6.250	08/01/17	377,079

		TOTAL ENERGY			76,604,121

FOOD & STAPLES RETAILING - 0.2%
550,000		CVS Caremark Corp	3.250	05/18/15	584,812
225,000		CVS Caremark Corp	5.750	06/01/17	271,360
75,000		CVS Caremark Corp	6.600	03/15/19	95,847
185,000		CVS Caremark Corp	4.750	05/18/20	216,430
100,000		CVS Caremark Corp	4.125	05/15/21	113,545
650,000		CVS Caremark Corp	6.125	09/15/39	847,434
95,000		Delhaize Group S.A.	5.875	02/01/14	99,810
105,000		Delhaize Group S.A.	6.500	06/15/17	117,224
100,000		Delhaize Group S.A.	4.125	04/10/19	96,601
235,000		Delhaize Group S.A.	5.700	10/01/40	209,084
300,000		Kroger Co	6.400	08/15/17	363,053
55,000		Kroger Co	6.800	12/15/18	67,573
445,000		Kroger Co	6.150	01/15/20	544,652
200,000		Kroger Co	3.400	04/15/22	208,306
100,000		Kroger Co	6.900	04/15/38	126,108
250,000		Kroger Co	5.000	04/15/42	262,382
239,000		Safeway, Inc	6.350	08/15/17	269,202
25,000		Safeway, Inc	5.000	08/15/19	26,049
240,000		Safeway, Inc	3.950	08/15/20	233,699
150,000		Safeway, Inc	4.750	12/01/21	152,928
50,000		Starbucks Corp	6.250	08/15/17	60,969
200,000		SYSCO Corp	5.250	02/12/18	240,621
250,000		SYSCO Corp	2.600	06/12/22	257,863
100,000		SYSCO Corp	5.375	09/21/35	126,376

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$150,000	Walgreen Co	1.000%	03/13/15	$150,587
200,000	Walgreen Co	1.800	09/15/17	202,258
100,000	Walgreen Co	5.250	01/15/19	117,374
200,000	Walgreen Co	3.100	09/15/22	202,966
200,000	Walgreen Co	4.400	09/15/42	206,222

	TOTAL FOOD & STAPLES RETAILING			6,471,335

FOOD, BEVERAGE & TOBACCO - 1.1%
50,000	Altria Group, Inc	4.125	09/11/15	54,730
85,000	Altria Group, Inc	9.700	11/10/18	121,745
348,000	Altria Group, Inc	9.250	08/06/19	494,129
1,800,000	Altria Group, Inc	4.750	05/05/21	2,059,324
800,000	Altria Group, Inc	2.850	08/09/22	798,142
155,000	Altria Group, Inc	10.200	02/06/39	265,601
300,000	Altria Group, Inc	4.250	08/09/42	298,177
316,000	Anheuser-Busch Cos, Inc	5.500	01/15/18	381,179
500,000	Anheuser-Busch InBev Worldwide, Inc	0.800	07/15/15	502,092
950,000	Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	1,012,011
175,000	Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	177,137
800,000	Anheuser-Busch InBev Worldwide, Inc	5.375	01/15/20	993,337
1,390,000	Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	1,678,431
750,000	Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	760,623
485,000	Anheuser-Busch InBev Worldwide, Inc	6.375	01/15/40	688,993
100,000	Anheuser-Busch InBev Worldwide, Inc	3.750	07/15/42	100,246
100,000	Archer-Daniels-Midland Co	5.450	03/15/18	120,526
740,000	Archer-Daniels-Midland Co	5.935	10/01/32	922,216
200,000	Beam, Inc	3.250	05/15/22	206,920
520,000	Bottling Group LLC	6.950	03/15/14	567,837
450,000	Bottling Group LLC	5.125	01/15/19	534,767
400,000	Bunge Ltd	4.100	03/15/16	428,667
100,000	Bunge Ltd	3.200	06/15/17	104,842
100,000	Bunge Ltd	8.500	06/15/19	126,701
325,000	Campbell Soup Co	3.050	07/15/17	351,101
100,000	Campbell Soup Co	4.250	04/15/21	114,472
150,000	Campbell Soup Co	2.500	08/02/22	149,906
150,000	Campbell Soup Co	3.800	08/02/42	148,776
325,000	Coca-Cola Co	1.500	11/15/15	334,956
1,835,000	Coca-Cola Co	1.800	09/01/16	1,911,868
410,000	Coca-Cola Co	3.150	11/15/20	447,182
150,000	Coca-Cola Enterprises, Inc	2.125	09/15/15	154,636
100,000	Coca-Cola Enterprises, Inc	3.500	09/15/20	106,522
100,000	Coca-Cola Enterprises, Inc	3.250	08/19/21	103,919
100,000	Coca-Cola Femsa SAB de C.V.	4.625	02/15/20	113,587
100,000	Coca-Cola HBC Finance BV	5.500	09/17/15	108,026
200,000	ConAgra Foods, Inc	2.100	03/15/18	202,975
325,000	ConAgra Foods, Inc	7.000	04/15/19	407,810
200,000	ConAgra Foods, Inc	3.250	09/15/22	201,575
100,000	ConAgra Foods, Inc	7.000	10/01/28	125,451
100,000	Corn Products International, Inc	4.625	11/01/20	112,058
350,000	Diageo Capital plc	5.500	09/30/16	410,549
600,000	Diageo Capital plc	1.500	05/11/17	610,421
325,000	Diageo Capital plc	5.750	10/23/17	396,752

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		Diageo Capital plc	5.875%	09/30/36	$259,851
100,000		Dr Pepper Snapple Group, Inc	2.900	01/15/16	105,914
350,000		Dr Pepper Snapple Group, Inc	2.600	01/15/19	360,725
150,000		Flowers Foods, Inc	4.375	04/01/22	154,563
342,000		Fortune Brands, Inc	5.375	01/15/16	389,276
125,000		General Mills, Inc	5.200	03/17/15	138,644
210,000		General Mills, Inc	5.650	02/15/19	255,084
200,000		General Mills, Inc	3.150	12/15/21	208,131
150,000		General Mills, Inc	5.400	06/15/40	183,065
100,000		Hershey Co	1.500	11/01/16	102,958
150,000		Hershey Co	4.125	12/01/20	170,415
50,000		HJ Heinz Co	5.350	07/15/13	51,901
100,000		HJ Heinz Co	2.000	09/12/16	103,808
325,000		HJ Heinz Co	2.850	03/01/22	332,200
100,000		HJ Heinz Finance Co	6.750	03/15/32	127,951
250,000		Ingredion, Inc	1.800	09/25/17	250,688
100,000		JM Smucker Co	3.500	10/15/21	107,062
200,000		Kellogg Co	1.125	05/15/15	201,898
100,000		Kellogg Co	1.875	11/17/16	103,270
200,000		Kellogg Co	1.750	05/17/17	204,187
600,000		Kellogg Co	4.000	12/15/20	672,622
100,000		Kellogg Co	7.450	04/01/31	139,649
100,000	g	Kraft Foods Group, Inc	1.625	06/04/15	101,515
600,000	g	Kraft Foods Group, Inc	2.250	06/05/17	617,702
1,025,000	g	Kraft Foods Group, Inc	3.500	06/06/22	1,083,006
400,000	g	Kraft Foods Group, Inc	5.000	06/04/42	446,231
803,000		Kraft Foods, Inc	6.500	08/11/17	987,277
250,000		Kraft Foods, Inc	6.125	02/01/18	305,229
1,200,000		Kraft Foods, Inc	5.375	02/10/20	1,447,639
945,000		Kraft Foods, Inc	6.500	02/09/40	1,280,032
200,000		Lorillard Tobacco Co	3.500	08/04/16	211,690
300,000		Lorillard Tobacco Co	2.300	08/21/17	302,461
270,000		Lorillard Tobacco Co	6.875	05/01/20	331,456
150,000		Molson Coors Brewing Co	3.500	05/01/22	158,934
150,000		Molson Coors Brewing Co	5.000	05/01/42	167,584
45,000		PepsiAmericas, Inc	4.375	02/15/14	47,315
245,000		PepsiCo, Inc	0.875	10/25/13	246,266
100,000		PepsiCo, Inc	2.500	05/10/16	105,542
250,000		PepsiCo, Inc	1.250	08/13/17	252,220
840,000		PepsiCo, Inc	7.900	11/01/18	1,138,807
100,000		PepsiCo, Inc	4.500	01/15/20	117,330
400,000		PepsiCo, Inc	3.125	11/01/20	430,404
200,000		PepsiCo, Inc	3.000	08/25/21	212,243
400,000		PepsiCo, Inc	2.750	03/05/22	415,269
310,000		PepsiCo, Inc	4.875	11/01/40	369,256
400,000		PepsiCo, Inc	4.000	03/05/42	419,478
200,000		PepsiCo, Inc	3.600	08/13/42	196,539
1,300,000		Philip Morris International, Inc	5.650	05/16/18	1,592,665
200,000		Philip Morris International, Inc	2.900	11/15/21	208,358
200,000		Philip Morris International, Inc	2.500	08/22/22	200,398
240,000		Philip Morris International, Inc	6.375	05/16/38	332,464
150,000		Philip Morris International, Inc	4.375	11/15/41	161,892

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$200,000	Philip Morris International, Inc	4.500%	03/20/42	$220,310
150,000	Philip Morris International, Inc	3.875	08/21/42	150,764
100,000	Ralcorp Holdings, Inc	6.625	08/15/39	105,978
50,000	Reynolds American, Inc	6.750	06/15/17	60,521
200,000	Reynolds American, Inc	7.750	06/01/18	251,342
65,000	Reynolds American, Inc	7.250	06/15/37	82,169
133,000	Sara Lee Corp	4.100	09/15/20	138,616
400,000	Tyson Foods, Inc	4.500	06/15/22	419,000

	TOTAL FOOD, BEVERAGE & TOBACCO			39,850,679

HEALTH CARE EQUIPMENT & SERVICES - 0.4%
100,000	Allergan, Inc	5.750	04/01/16	116,115
250,000	Allergan, Inc	3.375	09/15/20	270,613
200,000	AmerisourceBergen Corp	5.875	09/15/15	228,536
100,000	AmerisourceBergen Corp	3.500	11/15/21	107,604
200,000	Baxter International, Inc	5.900	09/01/16	238,668
420,000	Baxter International, Inc	4.500	08/15/19	487,427
116,000	Baxter International, Inc	6.250	12/01/37	161,399
150,000	Baxter International, Inc	3.650	08/15/42	149,561
25,000	Becton Dickinson & Co	5.000	05/15/19	29,631
150,000	Becton Dickinson & Co	3.250	11/12/20	161,786
550,000	Becton Dickinson and Co	3.125	11/08/21	589,056
100,000	Bio-Rad Laboratories, Inc	4.875	12/15/20	107,093
300,000	Boston Scientific Corp	6.400	06/15/16	347,282
650,000	Boston Scientific Corp	6.000	01/15/20	772,624
200,000	Cardinal Health, Inc	4.000	06/15/15	215,452
100,000	Cardinal Health, Inc	4.625	12/15/20	113,780
100,000	Cardinal Health, Inc	3.200	06/15/22	102,628
100,000	CareFusion Corp	5.125	08/01/14	106,904
100,000	CareFusion Corp	6.375	08/01/19	119,757
100,000	Coventry Health Care, Inc	6.300	08/15/14	109,248
100,000	Coventry Health Care, Inc	5.450	06/15/21	117,071
450,000	Covidien International Finance S.A.	6.000	10/15/17	553,166
350,000	Covidien International Finance S.A.	3.200	06/15/22	369,832
100,000	Covidien International Finance S.A.	6.550	10/15/37	142,190
100,000	CR Bard, Inc	4.400	01/15/21	115,859
100,000	DENTSPLY International, Inc	4.125	08/15/21	105,093
225,000	Express Scripts	6.250	06/15/14	245,098
300,000	Express Scripts, Inc	3.125	05/15/16	319,915
100,000	Kaiser Foundation Hospitals	3.500	04/01/22	105,912
100,000	Kaiser Foundation Hospitals	4.875	04/01/42	113,827
200,000	Laboratory Corp of America Holdings	3.125	05/15/16	211,746
100,000	Laboratory Corp of America Holdings	2.200	08/23/17	102,137
200,000	Laboratory Corp of America Holdings	3.750	08/23/22	209,282
430,000	McKesson Corp	3.250	03/01/16	462,684
25,000	McKesson Corp	5.700	03/01/17	29,924
180,000	McKesson Corp	4.750	03/01/21	209,700
100,000	McKesson Corp	6.000	03/01/41	136,597
250,000	Medco Health Solutions, Inc	2.750	09/15/15	261,509
250,000	Medco Health Solutions, Inc	7.125	03/15/18	313,901
205,000	Medtronic, Inc	4.750	09/15/15	229,467
200,000	Medtronic, Inc	5.600	03/15/19	243,405

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$705,000	Medtronic, Inc	4.450%	03/15/20	$819,386
200,000	Medtronic, Inc	4.500	03/15/42	226,123
150,000	PerkinElmer, Inc	5.000	11/15/21	166,940
235,000	Quest Diagnostics, Inc	6.400	07/01/17	279,553
20,000	St. Jude Medical, Inc	3.750	07/15/14	21,064
450,000	St. Jude Medical, Inc	2.500	01/15/16	469,678
150,000	Stryker Corp	3.000	01/15/15	157,772
150,000	Stryker Corp	2.000	09/30/16	156,383
90,000	Stryker Corp	4.375	01/15/20	103,390
165,000	Thermo Fisher Scientific, Inc	5.000	06/01/15	182,250
550,000	Thermo Fisher Scientific, Inc	2.250	08/15/16	570,863
150,000	Thermo Fisher Scientific, Inc	1.850	01/15/18	152,488
455,000	Thermo Fisher Scientific, Inc	4.700	05/01/20	520,764
250,000	Thermo Fisher Scientific, Inc	3.150	01/15/23	258,065
100,000	Zimmer Holdings, Inc	1.400	11/30/14	100,510
150,000	Zimmer Holdings, Inc	3.375	11/30/21	157,157
106,000	Zimmer Holdings, Inc	5.750	11/30/39	129,390

	TOTAL HEALTH CARE EQUIPMENT & SERVICES			13,605,255

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
100,000	Avon Products, Inc	5.625	03/01/14	105,003
100,000	Avon Products, Inc	6.500	03/01/19	111,044
25,000	Clorox Co	5.000	01/15/15	27,282
100,000	Clorox Co	3.550	11/01/15	107,211
100,000	Clorox Co	3.800	11/15/21	107,353
400,000	Colgate-Palmolive Co	1.300	01/15/17	409,051
200,000	Colgate-Palmolive Co	2.300	05/03/22	202,636
200,000	Colgate-Palmolive Co	1.950	02/01/23	194,911
60,000	Colgate-Palmolive Co	6.450	06/16/28	79,805
150,000	Ecolab, Inc	2.375	12/08/14	155,559
300,000	Ecolab, Inc	1.000	08/09/15	301,365
100,000	Ecolab, Inc	3.000	12/08/16	107,520
350,000	Ecolab, Inc	4.350	12/08/21	397,065
100,000	Ecolab, Inc	5.500	12/08/41	124,366
200,000	Estee Lauder Cos, Inc	2.350	08/15/22	199,698
100,000	Estee Lauder Cos, Inc	6.000	05/15/37	132,536
425,000	Procter & Gamble Co	3.500	02/15/15	454,667
1,325,000	Procter & Gamble Co	4.700	02/15/19	1,573,815
400,000	Procter & Gamble Co	2.300	02/06/22	408,903
225,000	Procter & Gamble Co	5.550	03/05/37	305,002

	TOTAL HOUSEHOLD & PERSONAL PRODUCTS			5,504,792

INSURANCE - 1.1%
85,000	ACE INA Holdings, Inc	5.875	06/15/14	92,450
200,000	ACE INA Holdings, Inc	5.600	05/15/15	224,153
100,000	ACE INA Holdings, Inc	2.600	11/23/15	104,811
25,000	ACE INA Holdings, Inc	5.800	03/15/18	30,646
500,000	ACE INA Holdings, Inc	5.900	06/15/19	618,261
400,000	Aegon NV	4.625	12/01/15	437,690
200,000	Aetna, Inc	6.500	09/15/18	249,332
250,000	Aetna, Inc	3.950	09/01/20	271,435
240,000	Aetna, Inc	6.625	06/15/36	312,748

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$350,000		Aetna, Inc	4.500%	05/15/42	$355,350
200,000		Aflac, Inc	8.500	05/15/19	267,879
300,000		Aflac, Inc	4.000	02/15/22	328,514
125,000		Aflac, Inc	6.900	12/17/39	161,975
300,000		Alleghany Corp	4.950	06/27/22	326,891
1,100,000		Allstate Corp	7.450	05/16/19	1,439,885
175,000		Allstate Corp	5.550	05/09/35	214,623
100,000		Allstate Corp	5.200	01/15/42	119,884
100,000		American Financial Group, Inc	9.875	06/15/19	125,782
600,000		American International Group, Inc	3.650	01/15/14	617,723
700,000		American International Group, Inc	3.800	03/22/17	752,928
1,350,000		American International Group, Inc	8.250	08/15/18	1,735,979
900,000		American International Group, Inc	6.400	12/15/20	1,096,283
200,000		American International Group, Inc	4.875	06/01/22	225,391
500,000		American International Group, Inc	6.250	05/01/36	637,805
328,000		American International Group, Inc	6.820	11/15/37	429,086
200,000		Aon Corp	6.250	09/30/40	258,603
200,000		AON Corp	3.125	05/27/16	211,851
50,000		AON Corp	5.000	09/30/20	57,607
100,000		AON Corp	8.205	01/01/27	125,134
100,000		Assurant, Inc	6.750	02/15/34	110,549
270,000		AXA S.A.	8.600	12/15/30	326,472
50,000		Axis Specialty Finance	5.875	06/01/20	56,352
333,000		Berkshire Hathaway Finance Corp	4.850	01/15/15	365,380
300,000		Berkshire Hathaway Finance Corp	2.450	12/15/15	316,016
300,000		Berkshire Hathaway Finance Corp	1.600	05/15/17	306,979
750,000		Berkshire Hathaway Finance Corp	5.400	05/15/18	904,197
200,000		Berkshire Hathaway Finance Corp	3.000	05/15/22	207,335
300,000		Berkshire Hathaway Finance Corp	4.400	05/15/42	308,760
40,000		Chubb Corp	5.750	05/15/18	49,483
350,000		Chubb Corp	6.000	05/11/37	474,012
300,000	i	Chubb Corp	6.375	03/29/67	319,500
200,000		CIGNA Corp	5.375	02/15/42	224,065
540,000		CIGNA Corp	5.125	06/15/20	623,285
200,000		CIGNA Corp	4.500	03/15/21	222,132
200,000		Cincinnati Financial Corp	6.920	05/15/28	241,367
200,000		CNA Financial Corp	5.850	12/15/14	216,982
40,000		CNA Financial Corp	6.500	08/15/16	46,081
200,000		CNA Financial Corp	5.750	08/15/21	232,598
250,000		Fidelity National Financial, Inc	5.500	09/01/22	268,002
335,000		Genworth Financial, Inc	4.950	10/01/15	343,939
260,000		Genworth Financial, Inc	7.200	02/15/21	265,850
100,000		Genworth Financial, Inc	7.625	09/24/21	102,063
375,000		Hartford Financial Services Group, Inc	4.000	03/30/15	395,408
200,000		Hartford Financial Services Group, Inc	5.375	03/15/17	223,070
250,000		Hartford Financial Services Group, Inc	5.125	04/15/22	280,811
330,000		Hartford Financial Services Group, Inc	6.625	03/30/40	397,498
100,000		Humana, Inc	6.450	06/01/16	114,632
100,000		Humana, Inc	8.150	06/15/38	134,238
100,000		Infinity Property & Casualty Corp	5.000	09/19/22	104,082
300,000		Lincoln National Corp	4.300	06/15/15	320,509
200,000		Lincoln National Corp	8.750	07/01/19	262,056

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		Lincoln National Corp	4.200%	03/15/22	$209,096
30,000		Lincoln National Corp	6.150	04/07/36	34,259
150,000		Lincoln National Corp	7.000	06/15/40	186,902
100,000		Loews Corp	5.250	03/15/16	112,698
100,000		Manulife Financial Corp	3.400	09/17/15	104,708
100,000		Manulife Financial Corp	4.900	09/17/20	110,546
100,000		Markel Corp	7.125	09/30/19	120,336
150,000		Markel Corp	4.900	07/01/22	158,477
200,000		Marsh & McLennan Cos, Inc	5.375	07/15/14	215,202
150,000		Marsh & McLennan Cos, Inc	2.300	04/01/17	153,091
125,000		Marsh & McLennan Cos, Inc	9.250	04/15/19	171,958
150,000		Marsh & McLennan Cos, Inc	4.800	07/15/21	168,547
280,000		MetLife, Inc	5.000	06/15/15	310,885
575,000		MetLife, Inc	6.750	06/01/16	688,227
1,050,000		MetLife, Inc	4.750	02/08/21	1,216,929
50,000		MetLife, Inc	6.375	06/15/34	65,246
405,000		MetLife, Inc	5.700	06/15/35	497,652
130,000		MetLife, Inc	5.875	02/06/41	162,949
200,000		MetLife, Inc	4.125	08/13/42	196,916
175,000		MetLife, Inc	1.756	12/15/17	176,369
700,000		MetLife, Inc	3.048	12/15/22	708,806
20,000		Nationwide Financial Services	6.750	05/15/37	20,450
100,000		PartnerRe Ltd	5.500	06/01/20	110,245
100,000	g	Primerica, Inc	4.750	07/15/22	106,065
130,000		Principal Financial Group, Inc	8.875	05/15/19	173,333
100,000		Principal Financial Group, Inc	3.300	09/15/22	101,126
100,000		Principal Financial Group, Inc	6.050	10/15/36	121,517
100,000		Principal Financial Group, Inc	4.625	09/15/42	102,108
120,000		Progressive Corp	6.250	12/01/32	158,790
300,000	i	Progressive Corp	6.700	06/15/37	324,000
100,000		Protective Life Corp	7.375	10/15/19	119,113
295,000		Prudential Financial, Inc	5.100	09/20/14	319,124
200,000		Prudential Financial, Inc	4.750	09/17/15	220,260
300,000		Prudential Financial, Inc	3.000	05/12/16	315,832
60,000		Prudential Financial, Inc	6.100	06/15/17	70,709
1,020,000		Prudential Financial, Inc	7.375	06/15/19	1,289,891
300,000		Prudential Financial, Inc	4.500	11/16/21	330,951
450,000		Prudential Financial, Inc	6.200	11/15/40	537,503
125,000	i	Prudential Financial, Inc	5.875	09/15/42	128,125
150,000		Reinsurance Group of America, Inc	5.625	03/15/17	169,205
100,000		Reinsurance Group of America, Inc	5.000	06/01/21	106,598
100,000		StanCorp Financial Group, Inc	5.000	08/15/22	103,177
200,000		Swiss Re Solutions Holding Corp	7.000	02/15/26	247,811
250,000		Torchmark Corp	3.800	09/15/22	255,686
100,000		Transatlantic Holdings, Inc	5.750	12/14/15	111,102
20,000		Transatlantic Holdings, Inc	8.000	11/30/39	24,959
610,000		Travelers Cos, Inc	5.800	05/15/18	750,329
130,000		Travelers Cos, Inc	5.900	06/02/19	162,059
200,000		Travelers Cos, Inc	5.350	11/01/40	250,566
100,000		Travelers Property Casualty Corp	6.375	03/15/33	133,193
100,000		UnitedHealth Group, Inc	5.375	03/15/16	114,557
324,000		UnitedHealth Group, Inc	6.000	02/15/18	397,926

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$700,000	UnitedHealth Group, Inc	4.700%	02/15/21	$816,343
365,000	UnitedHealth Group, Inc	6.625	11/15/37	490,003
250,000	UnitedHealth Group, Inc	6.875	02/15/38	347,062
150,000	UnitedHealth Group, Inc	4.625	11/15/41	161,968
300,000	UnitedHealth Group, Inc	4.375	03/15/42	320,469
100,000	Unitrin, Inc	6.000	11/30/15	105,091
110,000	Unum Group	5.625	09/15/20	122,965
200,000	Verisk Analytics, Inc	5.800	05/01/21	224,572
200,000	WellPoint, Inc	1.250	09/10/15	201,396
700,000	WellPoint, Inc	5.875	06/15/17	832,782
200,000	WellPoint, Inc	1.875	01/15/18	201,529
150,000	WellPoint, Inc	3.700	08/15/21	156,910
300,000	WellPoint, Inc	3.125	05/15/22	299,449
200,000	WellPoint, Inc	3.300	01/15/23	202,286
420,000	WellPoint, Inc	5.850	01/15/36	486,842
300,000	WellPoint, Inc	4.625	05/15/42	302,843
200,000	WellPoint, Inc	4.650	01/15/43	204,001
312,000	Willis North America, Inc	6.200	03/28/17	355,553
165,000	WR Berkley Corp	5.375	09/15/20	181,649
250,000	WR Berkley Corp	4.625	03/15/22	264,471
150,000	XL Capital Ltd	6.375	11/15/24	178,254
100,000	XL Group PLC	5.250	09/15/14	106,800

	TOTAL INSURANCE			40,303,749

MATERIALS - 1.0%
300,000	3M Co	1.375	09/29/16	307,808
200,000	3M Co	1.000	06/26/17	201,741
200,000	3M Co	2.000	06/26/22	199,698
190,000	3M Co	5.700	03/15/37	261,537
100,000	Agrium, Inc	6.750	01/15/19	125,114
150,000	Agrium, Inc	3.150	10/01/22	151,050
100,000	Agrium, Inc	6.125	01/15/41	125,545
200,000	Air Products & Chemicals, Inc	1.200	10/15/17	200,858
150,000	Air Products & Chemicals, Inc	3.000	11/03/21	158,095
180,000	Airgas, Inc	4.500	09/15/14	191,630
100,000	Albemarle Corp	4.500	12/15/20	111,313
200,000	Alcoa, Inc	5.550	02/01/17	224,064
430,000	Alcoa, Inc	6.150	08/15/20	474,534
550,000	Alcoa, Inc	5.400	04/15/21	577,311
300,000	Alcoa, Inc	5.870	02/23/22	322,678
100,000	Allegheny Technologies, Inc	5.950	01/15/21	110,385
100,000	AngloGold Ashanti Holdings plc	5.375	04/15/20	105,000
350,000	AngloGold Ashanti Holdings plc	5.125	08/01/22	356,415
270,000	ArcelorMittal	4.000	08/05/15	268,294
275,000	ArcelorMittal	4.750	02/25/17	269,736
890,000	ArcelorMittal	10.100	06/01/19	1,025,175
500,000	ArcelorMittal	6.500	02/25/22	492,486
520,000	ArcelorMittal	7.250	10/15/39	475,691
357,000	ArcelorMittal USA, Inc	6.500	04/15/14	371,653
180,000	Barrick Australian Finance Pty Ltd	5.950	10/15/39	209,163
50,000	Barrick Gold Corp	6.950	04/01/19	61,952
250,000	Barrick Gold Corp	3.850	04/01/22	262,441

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$250,000	Barrick Gold Corp	5.250%	04/01/42	$276,693
1,000,000	Barrick North America Finance LLC	4.400	05/30/21	1,087,956
110,000	Bemis Co, Inc	5.650	08/01/14	118,842
100,000	Bemis Co, Inc	6.800	08/01/19	121,664
200,000	Cabot Corp	3.700	07/15/22	204,331
220,000	Celulosa Arauco y Constitucion S.A.	5.625	04/20/15	237,937
100,000	Celulosa Arauco y Constitucion S.A.	5.000	01/21/21	105,573
100,000	Celulosa Arauco y Constitucion S.A.	4.750	01/11/22	104,422
350,000	CF Industries, Inc	7.125	05/01/20	439,250
250,000	Church & Dwight Co, Inc	2.875	10/01/22	253,655
50,000	Cliffs Natural Resources, Inc	4.800	10/01/20	49,067
200,000	Cliffs Natural Resources, Inc	4.875	04/01/21	195,756
150,000	Cliffs Natural Resources, Inc	6.250	10/01/40	146,781
100,000	Clorox Co	3.050	09/15/22	101,966
225,000	Corning, Inc	4.250	08/15/20	252,495
100,000	Corning, Inc	5.750	08/15/40	121,442
200,000	Corning, Inc	4.750	03/15/42	216,141
100,000	Cytec Industries, Inc	6.000	10/01/15	109,257
200,000	Domtar Corp	4.400	04/01/22	204,787
100,000	Domtar Corp	6.250	09/01/42	102,097
80,000	Dow Chemical Co	5.900	02/15/15	89,129
591,000	Dow Chemical Co	8.550	05/15/19	792,509
1,500,000	Dow Chemical Co	4.250	11/15/20	1,650,376
350,000	Dow Chemical Co	5.250	11/15/41	397,144
175,000	Eastman Chemical Co	2.400	06/01/17	182,772
165,000	Eastman Chemical Co	5.500	11/15/19	193,478
250,000	Eastman Chemical Co	3.600	08/15/22	263,351
150,000	Eastman Chemical Co	4.800	09/01/42	162,521
90,000	EI Du Pont de Nemours & Co	5.250	12/15/16	105,563
1,420,000	EI Du Pont de Nemours & Co	4.625	01/15/20	1,667,543
100,000	FMC Corp	3.950	02/01/22	106,135
650,000	Freeport-McMoRan Copper & Gold, Inc	3.550	03/01/22	650,656
200,000	Georgia-Pacific LLC	7.700	06/15/15	231,771
250,000	Georgia-Pacific LLC	7.750	11/15/29	330,295
100,000	Hubbell, Inc	3.625	11/15/22	108,814
200,000	International Paper Co	7.400	06/15/14	219,478
300,000	International Paper Co	7.950	06/15/18	386,119
144,000	International Paper Co	9.375	05/15/19	194,720
330,000	International Paper Co	7.500	08/15/21	433,189
170,000	International Paper Co	7.300	11/15/39	225,032
150,000	International Paper Co	6.000	11/15/41	182,780
330,000	Kimberly-Clark Corp	6.250	07/15/18	415,221
225,000	Kimberly-Clark Corp	3.625	08/01/20	250,211
100,000	Kimberly-Clark Corp	3.875	03/01/21	112,903
125,000	Kimberly-Clark Corp	2.400	03/01/22	127,252
200,000	Kimberly-Clark Corp	6.625	08/01/37	294,636
150,000	Kinross Gold Corp	5.125	09/01/21	155,174
92,000	Lubrizol Corp	8.875	02/01/19	130,038
150,000	Lubrizol Corp	6.500	10/01/34	208,174
250,000	Martin Marietta Materials, Inc	6.600	04/15/18	280,670
200,000	Monsanto Co	2.750	04/15/16	213,473
100,000	Monsanto Co	2.200	07/15/22	99,937

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$150,000		Monsanto Co	5.500%	08/15/25	$190,941
100,000		Monsanto Co	3.600	07/15/42	99,344
200,000		Newmont Mining Corp	5.125	10/01/19	228,165
300,000		Newmont Mining Corp	3.500	03/15/22	304,326
98,000		Newmont Mining Corp	5.875	04/01/35	110,705
135,000		Newmont Mining Corp	6.250	10/01/39	159,492
300,000		Newmont Mining Corp	4.875	03/15/42	307,483
100,000		Nucor Corp	5.750	12/01/17	121,517
130,000		Nucor Corp	5.850	06/01/18	156,953
300,000		Nucor Corp	4.125	09/15/22	340,245
250,000		Owens Corning	9.000	06/15/19	314,638
150,000		Packaging Corp of America	3.900	06/15/22	154,829
100,000		Plum Creek Timberlands LP	4.700	03/15/21	106,548
650,000		Potash Corp of Saskatchewan, Inc	4.875	03/30/20	753,091
150,000		PPG Industries, Inc	2.700	08/15/22	150,423
150,000		PPG Industries, Inc	6.650	03/15/18	184,433
300,000		PPG Industries, Inc	3.600	11/15/20	323,711
405,000		Praxair, Inc	5.250	11/15/14	443,287
440,000		Praxair, Inc	3.250	09/15/15	472,996
250,000		Praxair, Inc	2.200	08/15/22	246,558
150,000		Rio Tinto Finance USA Ltd	2.500	05/20/16	156,630
1,300,000		Rio Tinto Finance USA Ltd	6.500	07/15/18	1,619,410
570,000		Rio Tinto Finance USA Ltd	3.500	11/02/20	601,328
200,000		Rio Tinto Finance USA Ltd	4.125	05/20/21	221,205
200,000		Rio Tinto Finance USA Ltd	3.750	09/20/21	213,056
250,000		Rio Tinto Finance USA Ltd	7.125	07/15/28	336,664
150,000		Rio Tinto Finance USA Ltd	5.200	11/02/40	173,068
200,000		Rohm and Haas Co	6.000	09/15/17	239,064
100,000		RPM International, Inc	6.125	10/15/19	115,854
100,000		Sherwin-Williams Co	3.125	12/15/14	105,082
150,000		Sonoco Products Co	5.750	11/01/40	174,775
200,000		Southern Copper Corp	5.375	04/16/20	224,833
100,000		Southern Copper Corp	7.500	07/27/35	123,310
180,000		Southern Copper Corp	6.750	04/16/40	207,038
50,000		Teck Resources Ltd	3.850	08/15/17	53,519
100,000		Teck Resources Ltd	2.500	02/01/18	100,436
300,000		Teck Resources Ltd	3.000	03/01/19	303,706
600,000		Teck Resources Ltd	4.500	01/15/21	634,517
275,000		Teck Resources Ltd	4.750	01/15/22	294,439
100,000		Teck Resources Ltd	3.750	02/01/23	98,924
100,000		Teck Resources Ltd	6.250	07/15/41	108,835
200,000		Teck Resources Ltd	5.200	03/01/42	188,080
150,000		Teck Resources Ltd	5.400	02/01/43	146,363
450,000		Vale S.A.	5.625	09/11/42	457,794
150,000		Valspar Corp	4.200	01/15/22	163,072
150,000		Westlake Chemical Corp	3.600	07/15/22	151,607
140,000	g	Xstrata Finance Canada Ltd	5.800	11/15/16	158,177

		TOTAL MATERIALS			35,493,014

MEDIA - 1.0%
100,000		CBS Corp	1.950	07/01/17	102,506
50,000		CBS Corp	5.750	04/15/20	60,117

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$445,000	CBS Corp	4.300%	02/15/21	$494,574
500,000	CBS Corp	3.375	03/01/22	522,393
200,000	CBS Corp	7.875	07/30/30	272,037
200,000	CBS Corp	4.850	07/01/42	211,777
20,000	Comcast Cable Communications Holdings, Inc	8.375	03/15/13	20,711
450,000	Comcast Cable Communications LLC	8.875	05/01/17	589,938
975,000	Comcast Corp	5.300	01/15/14	1,032,578
1,595,000	Comcast Corp	5.150	03/01/20	1,897,463
350,000	Comcast Corp	3.125	07/15/22	363,100
129,000	Comcast Corp	7.050	03/15/33	169,242
345,000	Comcast Corp	5.650	06/15/35	403,969
350,000	Comcast Corp	6.950	08/15/37	476,476
780,000	Comcast Corp	6.400	03/01/40	1,017,086
350,000	Comcast Corp	4.650	07/15/42	374,363
285,000	COX Communications, Inc	5.450	12/15/14	313,444
50,000	DIRECTV Holdings LLC	4.750	10/01/14	53,621
600,000	DIRECTV Holdings LLC	3.550	03/15/15	635,465
100,000	DIRECTV Holdings LLC	3.500	03/01/16	106,412
500,000	DIRECTV Holdings LLC	2.400	03/15/17	513,377
285,000	DIRECTV Holdings LLC	5.200	03/15/20	323,989
1,050,000	DIRECTV Holdings LLC	5.000	03/01/21	1,176,294
250,000	DIRECTV Holdings LLC	3.800	03/15/22	257,266
145,000	DIRECTV Holdings LLC	6.000	08/15/40	161,593
100,000	DIRECTV Holdings LLC	6.375	03/01/41	117,069
250,000	DIRECTV Holdings LLC	5.150	03/15/42	254,344
100,000	Discovery Communications LLC	3.300	05/15/22	103,871
100,000	Discovery Communications LLC	4.950	05/15/42	108,946
350,000	Grupo Televisa S.A.	6.625	03/18/25	456,068
348,000	Historic TW, Inc	6.625	05/15/29	436,397
100,000	Interpublic Group of Cos, Inc	6.250	11/15/14	108,000
100,000	Interpublic Group of Cos, Inc	4.000	03/15/22	104,756
900,000	NBC Universal Media LLC	4.450	01/15/43	896,931
585,000	NBC Universal Media LLC	5.150	04/30/20	693,274
820,000	NBC Universal Media LLC	4.375	04/01/21	929,828
375,000	NBC Universal Media LLC	2.875	01/15/23	374,314
235,000	NBC Universal Media LLC	3.650	04/30/15	251,362
95,000	NBC Universal Media LLC	6.400	04/30/40	120,578
150,000	NBC Universal Media LLC	5.950	04/01/41	183,733
355,000	News America, Inc	7.250	05/18/18	449,524
600,000	News America, Inc	4.500	02/15/21	677,169
1,325,000	News America, Inc	6.200	12/15/34	1,595,751
300,000	News America, Inc	6.150	02/15/41	373,465
200,000	Omnicom Group, Inc	5.900	04/15/16	231,204
200,000	Omnicom Group, Inc	4.450	08/15/20	222,597
400,000	Omnicom Group, Inc	3.625	05/01/22	422,480
500,000	Time Warner Cable, Inc	5.850	05/01/17	595,578
170,000	Time Warner Cable, Inc	6.750	07/01/18	213,798
910,000	Time Warner Cable, Inc	8.750	02/14/19	1,239,002
1,100,000	Time Warner Cable, Inc	8.250	04/01/19	1,476,444
800,000	Time Warner Cable, Inc	4.000	09/01/21	882,066
175,000	Time Warner Cable, Inc	6.750	06/15/39	228,076
690,000	Time Warner Cable, Inc	5.875	11/15/40	811,398

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$300,000		Time Warner Cable, Inc	5.500%	09/01/41	$339,476
250,000		Time Warner Cable, Inc	4.500	09/15/42	249,319
490,000		Time Warner, Inc	3.150	07/15/15	522,918
628,000		Time Warner, Inc	5.875	11/15/16	744,681
450,000		Time Warner, Inc	4.750	03/29/21	519,676
400,000		Time Warner, Inc	3.400	06/15/22	422,448
785,000		Time Warner, Inc	6.500	11/15/36	996,065
350,000		Time Warner, Inc	6.100	07/15/40	434,013
150,000		Time Warner, Inc	6.250	03/29/41	190,034
400,000		Time Warner, Inc	4.900	06/15/42	438,871
406,000		Viacom, Inc	4.375	09/15/14	434,190
300,000		Viacom, Inc	1.250	02/27/15	303,131
400,000		Viacom, Inc	3.875	12/15/21	435,090
200,000		Viacom, Inc	3.125	06/15/22	206,566
250,000		Viacom, Inc	6.875	04/30/36	330,178
200,000		Viacom, Inc	4.500	02/27/42	206,768
261,000		WPP Finance 2010	4.750	11/21/21	285,943
100,000		WPP Finance 2010	3.625	09/07/22	100,729

		TOTAL MEDIA			33,267,910

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.0%
300,000		Abbott Laboratories	2.700	05/27/15	317,287
1,930,000		Abbott Laboratories	4.125	05/27/20	2,227,388
39,000		Abbott Laboratories	6.000	04/01/39	54,679
200,000		Abbott Laboratories	5.300	05/27/40	258,553
300,000		Amgen, Inc	2.500	11/15/16	314,975
300,000		Amgen, Inc	2.125	05/15/17	309,798
550,000		Amgen, Inc	5.850	06/01/17	656,704
75,000		Amgen, Inc	4.500	03/15/20	83,909
250,000		Amgen, Inc	3.450	10/01/20	262,721
700,000		Amgen, Inc	4.100	06/15/21	762,077
500,000		Amgen, Inc	3.625	05/15/22	527,153
700,000		Amgen, Inc	6.400	02/01/39	880,351
150,000		Amgen, Inc	4.950	10/01/41	158,211
400,000		Amgen, Inc	5.150	11/15/41	445,713
300,000		Amgen, Inc	5.375	05/15/43	347,651
150,000	g	Aristotle Holding, Inc	2.750	11/21/14	155,752
150,000	g	Aristotle Holding, Inc	3.500	11/15/16	162,169
300,000	g	Aristotle Holding, Inc	2.650	02/15/17	314,371
250,000	g	Aristotle Holding, Inc	4.750	11/15/21	289,261
525,000	g	Aristotle Holding, Inc	3.900	02/15/22	571,962
150,000	g	Aristotle Holding, Inc	6.125	11/15/41	194,728
600,000		AstraZeneca plc	5.900	09/15/17	737,008
250,000		AstraZeneca plc	1.950	09/18/19	254,381
500,000		AstraZeneca plc	6.450	09/15/37	683,819
250,000		AstraZeneca plc	4.000	09/18/42	255,910
100,000		Biogen Idec, Inc	6.875	03/01/18	123,024
250,000		Bristol-Myers Squibb Co	0.875	08/01/17	247,805
300,000		Bristol-Myers Squibb Co	5.450	05/01/18	364,215
303,000		Bristol-Myers Squibb Co	6.125	05/01/38	418,459
250,000		Bristol-Myers Squibb Co	3.250	08/01/42	231,651
200,000		Eli Lilly & Co	4.200	03/06/14	210,729

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$375,000	Eli Lilly & Co	5.200%	03/15/17	$444,785
200,000	Eli Lilly & Co	7.125	06/01/25	276,946
250,000	Eli Lilly & Co	5.550	03/15/37	319,449
125,000	Genentech, Inc	4.750	07/15/15	139,083
100,000	Genentech, Inc	5.250	07/15/35	121,690
25,000	Genzyme Corp	3.625	06/15/15	26,996
100,000	Gilead Sciences, Inc	2.400	12/01/14	103,399
600,000	Gilead Sciences, Inc	4.500	04/01/21	688,012
100,000	Gilead Sciences, Inc	4.400	12/01/21	113,664
100,000	Gilead Sciences, Inc	5.650	12/01/41	125,080
400,000	GlaxoSmithKline Capital, Inc	4.375	04/15/14	424,217
1,045,000	GlaxoSmithKline Capital, Inc	5.650	05/15/18	1,286,487
350,000	GlaxoSmithKline Capital, Inc	5.375	04/15/34	432,568
143,000	GlaxoSmithKline Capital, Inc	6.375	05/15/38	203,966
150,000	Hospira, Inc	6.050	03/30/17	173,444
100,000	Hospira, Inc	5.600	09/15/40	105,613
100,000	ICI Wilmington, Inc	5.625	12/01/13	104,571
150,000	Johnson & Johnson	2.150	05/15/16	158,073
600,000	Johnson & Johnson	2.950	09/01/20	651,260
375,000	Johnson & Johnson	5.850	07/15/38	531,417
180,000	Johnson & Johnson	4.500	09/01/40	214,922
150,000	Johnson & Johnson	4.850	05/15/41	192,638
115,000	Life Technologies Corp	3.500	01/15/16	121,046
300,000	Life Technologies Corp	5.000	01/15/21	340,478
385,000	Mead Johnson Nutrition Co	4.900	11/01/19	439,309
785,000	Merck & Co, Inc	6.000	09/15/17	971,435
200,000	Merck & Co, Inc	1.100	01/31/18	200,496
1,500,000	Merck & Co, Inc	3.875	01/15/21	1,709,132
200,000	Merck & Co, Inc	2.400	09/15/22	201,610
150,000	Merck & Co, Inc	6.500	12/01/33	217,265
100,000	Merck & Co, Inc	3.600	09/15/42	100,433
300,000	Novartis Capital Corp	4.125	02/10/14	314,935
1,245,000	Novartis Capital Corp	2.900	04/24/15	1,322,190
390,000	Novartis Capital Corp	4.400	04/24/20	459,950
300,000	Novartis Capital Corp	2.400	09/21/22	303,540
100,000	Novartis Capital Corp	3.700	09/21/42	103,391
1,460,000	Pfizer, Inc	6.200	03/15/19	1,860,043
800,000	Sanofi-Aventis S.A.	2.625	03/29/16	846,670
450,000	Sanofi-Aventis S.A.	4.000	03/29/21	514,018
240,000	Schering-Plough Corp	6.550	09/15/37	355,089
100,000	Sigma-Aldrich Corp	3.375	11/01/20	108,906
200,000	Teva Pharmaceutical Finance Co BV	2.400	11/10/16	210,132
600,000	Teva Pharmaceutical Finance Co LLC	3.000	06/15/15	637,707
350,000	Teva Pharmaceutical Finance Co LLC	6.150	02/01/36	462,398
125,000	Watson Pharmaceuticals, Inc	5.000	08/15/14	134,126
250,000	Watson Pharmaceuticals, Inc	1.875	10/01/17	252,782
175,000	Watson Pharmaceuticals, Inc	3.250	10/01/22	177,241
250,000	Watson Pharmaceuticals, Inc	4.625	10/01/42	255,960
650,000	Wyeth	5.500	02/15/16	752,320
1,000,000	Wyeth	6.450	02/01/24	1,364,184
445,000	Wyeth	5.950	04/01/37	603,082

	TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			35,000,562

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

REAL ESTATE - 0.4%
$150,000		Alexandria Real Estate Equities, Inc	4.600%	04/01/22	$160,046
105,000		AMB Property LP	7.625	08/15/14	115,215
165,000		AMB Property LP	4.500	08/15/17	177,581
384,000		AMB Property LP	6.625	05/15/18	458,811
100,000		AvalonBay Communities, Inc	3.950	01/15/21	108,932
225,000		AvalonBay Communities, Inc	2.950	09/15/22	224,285
115,000		BioMed Realty LP	6.125	04/15/20	133,540
100,000		BioMed Realty LP	4.250	07/15/22	104,242
25,000		Boston Properties LP	5.000	06/01/15	27,337
150,000		Boston Properties LP	3.700	11/15/18	162,648
80,000		Boston Properties LP	5.875	10/15/19	95,679
175,000		Boston Properties LP	4.125	05/15/21	189,335
500,000		Boston Properties LP	3.850	02/01/23	526,614
115,000		Brandywine Operating Partnership LP	5.700	05/01/17	128,144
250,000		BRE Properties, Inc	3.375	01/15/23	248,664
100,000		Camden Property Trust	4.625	06/15/21	112,253
200,000		CommonWealth REIT	6.250	08/15/16	218,631
100,000		CubeSmart LP	4.800	07/15/22	108,205
275,000		Duke Realty LP	5.950	02/15/17	311,426
200,000		Duke Realty LP	4.375	06/15/22	210,893
100,000		Duke Realty LP	3.875	10/15/22	101,696
100,000		Entertainment Properties Trust	5.750	08/15/22	103,834
35,000		ERP Operating LP	5.250	09/15/14	37,766
500,000		ERP Operating LP	5.125	03/15/16	563,216
150,000		ERP Operating LP	4.625	12/15/21	172,859
100,000	g	Essex Portfolio LP	3.625	08/15/22	100,724
100,000		Federal Realty Investment Trust	3.000	08/01/22	99,516
150,000		HCP, Inc	3.750	02/01/16	159,194
430,000		HCP, Inc	6.000	01/30/17	494,897
150,000		HCP, Inc	3.750	02/01/19	157,254
150,000		HCP, Inc	5.375	02/01/21	171,123
400,000		HCP, Inc	3.150	08/01/22	388,849
30,000		HCP, Inc	6.750	02/01/41	38,916
100,000		Health Care REIT, Inc	3.625	03/15/16	105,553
200,000		Health Care REIT, Inc	4.700	09/15/17	220,737
200,000		Health Care REIT, Inc	4.125	04/01/19	212,926
440,000		Health Care REIT, Inc	6.125	04/15/20	511,564
300,000		Healthcare Realty Trust, Inc	6.500	01/17/17	341,902
125,000		Highwoods Properties, Inc	5.850	03/15/17	137,210
350,000		Hospitality Properties Trust	5.125	02/15/15	367,443
100,000		Hospitality Properties Trust	5.000	08/15/22	105,054
50,000		HRPT Properties Trust	5.875	09/15/20	53,221
35,000		Kilroy Realty Corp	5.000	11/03/15	38,006
145,000		Kimco Realty Corp	5.700	05/01/17	166,628
220,000		Liberty Property LP	4.750	10/01/20	238,724
150,000		Liberty Property LP	4.125	06/15/22	157,031
125,000		Mack-Cali Realty Corp	7.750	08/15/19	154,528
150,000		Mack-Cali Realty LP	4.500	04/18/22	160,571
75,000		National Retail Properties, Inc	6.875	10/15/17	89,597
100,000		National Retail Properties, Inc	3.800	10/15/22	101,985

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$20,000		Nationwide Health Properties, Inc	6.250%	02/01/13	$20,367
200,000		Rayonier, Inc	3.750	04/01/22	206,208
40,000		Realty Income Corp	5.950	09/15/16	44,980
75,000		Realty Income Corp	5.750	01/15/21	87,373
175,000		Regency Centers LP	5.250	08/01/15	190,768
10,000		Regency Centers LP	5.875	06/15/17	11,554
100,000		Senior Housing Properties Trust	6.750	12/15/21	112,537
88,000		Simon Property Group LP	5.100	06/15/15	97,070
295,000		Simon Property Group LP	5.250	12/01/16	337,964
100,000		Simon Property Group LP	2.800	01/30/17	105,274
740,000		Simon Property Group LP	10.350	04/01/19	1,064,916
290,000		Simon Property Group LP	4.375	03/01/21	327,793
300,000		Simon Property Group LP	3.375	03/15/22	314,979
300,000		Simon Property Group LP	4.750	03/15/42	324,001
200,000		UDR, Inc	4.625	01/10/22	220,739
100,000	g,i	USB Realty Corp	1.602	12/30/49	83,008
55,000		Ventas Realty LP	3.125	11/30/15	57,313
300,000		Ventas Realty LP	4.750	06/01/21	329,709
250,000		Ventas Realty LP	3.250	08/15/22	245,994
100,000		Vornado Realty LP	5.000	01/15/22	110,652
195,000		Washington Real Estate Investment Trust	4.950	10/01/20	214,755
100,000		Washington Real Estate Investment Trust	3.950	10/15/22	101,321

		TOTAL REAL ESTATE			14,184,280

RETAILING - 0.6%
120,000		Advance Auto Parts, Inc	5.750	05/01/20	138,808
150,000		AutoZone, Inc	6.500	01/15/14	160,411
100,000		AutoZone, Inc	4.000	11/15/20	109,134
200,000		AutoZone, Inc	3.700	04/15/22	210,826
300,000		Cooper US, Inc	2.375	01/15/16	309,723
120,000		Costco Wholesale Corp	5.500	03/15/17	144,246
100,000		Family Dollar Stores, Inc	5.000	02/01/21	107,922
250,000		Gap, Inc	5.950	04/12/21	278,480
155,000		Home Depot, Inc	5.250	12/16/13	164,049
100,000		Home Depot, Inc	5.400	03/01/16	115,697
400,000		Home Depot, Inc	3.950	09/15/20	459,061
350,000		Home Depot, Inc	4.400	04/01/21	413,912
960,000		Home Depot, Inc	5.875	12/16/36	1,264,964
125,000		Kohl’s Corp	6.250	12/15/17	152,755
200,000		Kohl’s Corp	3.250	02/01/23	203,335
150,000		Kohl’s Corp	6.000	01/15/33	174,961
100,000		Kohl’s Corp	6.875	12/15/37	132,888
350,000		Lowe’s Companies, Inc	3.120	04/15/22	362,967
100,000		Lowe’s Companies, Inc	4.650	04/15/42	108,997
400,000		Lowe’s Cos, Inc	2.125	04/15/16	415,413
200,000		Lowe’s Cos, Inc	3.800	11/15/21	220,781
200,000		Lowe’s Cos, Inc	6.875	02/15/28	261,023
175,000		Lowe’s Cos, Inc	5.500	10/15/35	206,472
150,000		Lowe’s Cos, Inc	5.800	04/15/40	184,819
150,000		Lowe’s Cos, Inc	5.125	11/15/41	174,302
450,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	525,369
250,000		Macy’s Retail Holdings, Inc	3.875	01/15/22	269,515

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$400,000		Macy’s Retail Holdings, Inc	6.900%	04/01/29	$471,943
300,000		Nordstrom, Inc	6.250	01/15/18	364,251
30,000		Nordstrom, Inc	4.750	05/01/20	34,887
100,000		Nordstrom, Inc	4.000	10/15/21	112,461
100,000		Nordstrom, Inc	7.000	01/15/38	145,660
150,000		O’Reilly Automotive, Inc	4.875	01/14/21	166,915
100,000		O’Reilly Automotive, Inc	3.800	09/01/22	103,629
600,000	g	Phillips 66	2.950	05/01/17	634,738
400,000	g	Phillips 66	5.875	05/01/42	474,952
100,000	g	QVC, Inc	5.125	07/02/22	105,901
288,000		Staples, Inc	9.750	01/15/14	318,626
100,000		Target Corp	1.125	07/18/14	101,257
1,150,000		Target Corp	3.875	07/15/20	1,311,171
150,000		Target Corp	2.900	01/15/22	158,939
460,000		Target Corp	7.000	07/15/31	638,293
200,000		Target Corp	6.500	10/15/37	280,773
150,000		Target Corp	7.000	01/15/38	220,035
250,000		Target Corp	4.000	07/01/42	255,878
105,000		TJX Cos, Inc	6.950	04/15/19	134,555
650,000		Wal-Mart Stores, Inc	4.500	07/01/15	721,002
200,000		Wal-Mart Stores, Inc	1.500	10/25/15	206,328
200,000		Wal-Mart Stores, Inc	2.800	04/15/16	214,618
300,000		Wal-Mart Stores, Inc	3.625	07/08/20	337,024
1,400,000		Wal-Mart Stores, Inc	3.250	10/25/20	1,539,863
1,450,000		Wal-Mart Stores, Inc	4.250	04/15/21	1,705,136
69,000		Wal-Mart Stores, Inc	7.550	02/15/30	103,545
1,095,000		Wal-Mart Stores, Inc	5.250	09/01/35	1,356,415
160,000		Wal-Mart Stores, Inc	6.500	08/15/37	229,223
400,000		Wal-Mart Stores, Inc	6.200	04/15/38	551,448
65,000		Wal-Mart Stores, Inc	5.625	04/01/40	85,583
345,000		Wal-Mart Stores, Inc	5.000	10/25/40	418,357

		TOTAL RETAILING			20,774,236

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
200,000		Altera Corp	1.750	05/15/17	205,270
85,000		Analog Devices, Inc	5.000	07/01/14	91,743
55,000		Broadcom Corp	1.500	11/01/13	55,626
140,000		Broadcom Corp	2.375	11/01/15	146,742
150,000	g	Broadcom Corp	2.500	08/15/22	149,646
400,000		Intel Corp	1.950	10/01/16	419,953
500,000		Intel Corp	4.800	10/01/41	584,867
310,000		National Semiconductor Corp	3.950	04/15/15	336,414
200,000		Texas Instruments, Inc	0.450	08/03/15	199,394
200,000		Texas Instruments, Inc	2.375	05/16/16	211,494
200,000		Texas Instruments, Inc	1.650	08/03/19	200,941

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			2,602,090

SOFTWARE & SERVICES - 0.3%
285,000		Adobe Systems, Inc	3.250	02/01/15	300,540
20,000		Adobe Systems, Inc	4.750	02/01/20	22,515
300,000		BMC Software, Inc	4.250	02/15/22	310,616
20,000		CA, Inc	6.125	12/01/14	21,950

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$300,000	CA, Inc	5.375%	12/01/19	$343,785
120,000	Computer Sciences Corp	6.500	03/15/18	139,060
200,000	Computer Sciences Corp	4.450	09/15/22	200,204
300,000	Expedia, Inc	7.456	08/15/18	354,889
50,000	Fiserv, Inc	3.125	10/01/15	52,134
150,000	Fiserv, Inc	3.125	06/15/16	157,731
100,000	Fiserv, Inc	6.800	11/20/17	119,189
550,000	Fiserv, Inc	3.500	10/01/22	551,951
100,000	Google, Inc	1.250	05/19/14	101,476
300,000	Google, Inc	2.125	05/19/16	315,927
100,000	Google, Inc	3.625	05/19/21	112,505
700,000	International Business Machines Corp	0.750	05/11/15	704,561
250,000	International Business Machines Corp	1.950	07/22/16	261,110
225,000	International Business Machines Corp	1.250	02/06/17	228,712
200,000	Intuit, Inc	5.750	03/15/17	232,223
175,000	Juniper Networks, Inc	4.600	03/15/21	188,482
675,000	Microsoft Corp	4.200	06/01/19	791,184
540,000	Microsoft Corp	3.000	10/01/20	591,547
450,000	Microsoft Corp	4.000	02/08/21	525,757
400,000	Microsoft Corp	5.300	02/08/41	526,510
320,000	Oracle Corp	3.750	07/08/14	338,880
320,000	Oracle Corp	5.750	04/15/18	397,102
1,365,000	Oracle Corp	3.875	07/15/20	1,562,673
550,000	Oracle Corp	6.500	04/15/38	788,329
470,000	Oracle Corp	6.125	07/08/39	646,043
290,000	Symantec Corp	2.750	09/15/15	299,928
250,000	Symantec Corp	2.750	06/15/17	256,979
200,000	Symantec Corp	3.950	06/15/22	202,408

	TOTAL SOFTWARE & SERVICES			11,646,900

TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
75,000	Amphenol Corp	4.750	11/15/14	80,482
150,000	Amphenol Corp	4.000	02/01/22	158,335
1,043,000	Cisco Systems, Inc	4.950	02/15/19	1,247,609
1,900,000	Cisco Systems, Inc	4.450	01/15/20	2,229,884
400,000	Cisco Systems, Inc	5.900	02/15/39	529,742
200,000	Dell, Inc	3.100	04/01/16	212,537
750,000	Dell, Inc	5.875	06/15/19	887,601
510,000	Discovery Communications LLC	5.050	06/01/20	594,460
100,000	Discovery Communications LLC	4.375	06/15/21	112,190
100,000	Discovery Communications LLC	6.350	06/01/40	126,006
300,000	Harris Corp	4.400	12/15/20	326,066
575,000	Hewlett-Packard Co	4.750	06/02/14	606,170
600,000	Hewlett-Packard Co	2.125	09/13/15	608,884
1,900,000	Hewlett-Packard Co	3.000	09/15/16	1,963,604
175,000	Hewlett-Packard Co	2.600	09/15/17	175,549
700,000	Hewlett-Packard Co	3.750	12/01/20	698,170
200,000	Hewlett-Packard Co	4.375	09/15/21	204,881
100,000	Hewlett-Packard Co	4.650	12/09/21	104,269
200,000	Hewlett-Packard Co	4.050	09/15/22	202,336
150,000	Hewlett-Packard Co	6.000	09/15/41	158,187
200,000	Ingram Micro, Inc	5.000	08/10/22	206,983

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$300,000	International Business Machines Corp	2.000%	01/05/16	$313,400
200,000	International Business Machines Corp	1.875	05/15/19	207,435
800,000	International Business Machines Corp	8.375	11/01/19	1,135,967
500,000	International Business Machines Corp	2.900	11/01/21	534,308
300,000	International Business Machines Corp	1.875	08/01/22	292,019
400,000	International Business Machines Corp	7.000	10/30/25	594,751
19,000	International Business Machines Corp	5.600	11/30/39	25,325
385,000	International Business Machines Corp	4.000	06/20/42	419,917
85,000	International Game Technology	7.500	06/15/19	101,956
347,000	Koninklijke Philips Electronics NV	5.750	03/11/18	422,287
100,000	Koninklijke Philips Electronics NV	6.875	03/11/38	137,541
300,000	Koninklijke Philips Electronics NV	5.000	03/15/42	338,082
100,000	L-3 Communications Corp	3.950	11/15/16	108,650
420,000	L-3 Communications Corp	5.200	10/15/19	472,891
100,000	Lexmark International, Inc	6.650	06/01/18	108,902
200,000	Motorola Solutions, Inc	3.750	05/15/22	207,912
200,000	Motorola, Inc	6.000	11/15/17	238,698
590,000	Pitney Bowes, Inc	4.750	01/15/16	632,308
100,000	Tech Data Corp	3.750	09/21/17	101,806
200,000	Telefonaktiebolaget LM Ericsson	4.125	05/15/22	206,213
225,000	Tyco Electronics Group S.A.	6.550	10/01/17	272,096
250,000	Tyco Electronics Group S.A.	3.500	02/03/22	255,455
225,000	Xerox Corp	8.250	05/15/14	249,585
330,000	Xerox Corp	4.250	02/15/15	350,478
100,000	Xerox Corp	2.950	03/15/17	103,325
250,000	Xerox Corp	6.350	05/15/18	293,521
700,000	Xerox Corp	5.625	12/15/19	795,483

	TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			20,354,256

TELECOMMUNICATION SERVICES - 1.3%
200,000	America Movil SAB de C.V.	3.625	03/30/15	212,847
200,000	America Movil SAB de C.V.	2.375	09/08/16	208,118
1,430,000	America Movil SAB de C.V.	5.000	03/30/20	1,674,245
450,000	America Movil SAB de C.V.	3.125	07/16/22	463,717
440,000	America Movil SAB de C.V.	6.125	03/30/40	572,513
225,000	America Movil SAB de C.V.	4.375	07/16/42	233,362
650,000	American Tower Corp	4.500	01/15/18	717,265
200,000	American Tower Corp	4.700	03/15/22	219,385
7,000	AT&T Corp	8.000	11/15/31	10,759
346,000	AT&T Mobility LLC	7.125	12/15/31	480,942
350,000	AT&T, Inc	5.100	09/15/14	380,559
1,265,000	AT&T, Inc	2.500	08/15/15	1,329,211
150,000	AT&T, Inc	2.950	05/15/16	161,184
600,000	AT&T, Inc	1.600	02/15/17	615,550
750,000	AT&T, Inc	1.700	06/01/17	772,393
950,000	AT&T, Inc	5.800	02/15/19	1,181,670
300,000	AT&T, Inc	4.450	05/15/21	353,048
2,300,000	AT&T, Inc	3.000	02/15/22	2,431,548
470,000	AT&T, Inc	6.150	09/15/34	597,728
220,000	AT&T, Inc	6.500	09/01/37	292,888
1,575,000	AT&T, Inc	6.300	01/15/38	2,067,528
322,000	AT&T, Inc	5.350	09/01/40	387,562

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$700,000	AT&T, Inc	5.550%	08/15/41	$871,359
500,000	BellSouth Capital Funding Corp	7.875	02/15/30	671,428
60,000	BellSouth Corp	6.875	10/15/31	74,850
140,000	BellSouth Corp	6.550	06/15/34	169,240
250,000	British Telecommunications plc	2.000	06/22/15	257,043
400,000	British Telecommunications plc	5.950	01/15/18	479,008
450,000	British Telecommunications plc	9.625	12/15/30	732,406
490,000	Cellco Partnership	5.550	02/01/14	521,213
1,065,000	Cellco Partnership	8.500	11/15/18	1,492,140
200,000	CenturyLink, Inc	5.800	03/15/22	217,629
1,300,000	CenturyTel, Inc	5.150	06/15/17	1,417,923
584,000	CenturyTel, Inc	7.600	09/15/39	617,652
450,000	Deutsche Telekom International Finance BV	5.750	03/23/16	512,632
850,000	Deutsche Telekom International Finance BV	6.000	07/08/19	1,028,917
490,000	Deutsche Telekom International Finance BV	8.750	06/15/30	737,013
495,000	France Telecom S.A.	2.125	09/16/15	509,583
1,000,000	France Telecom S.A.	4.125	09/14/21	1,106,132
245,000	France Telecom S.A.	8.500	03/01/31	368,961
100,000	France Telecom S.A.	5.375	01/13/42	117,501
150,000	Koninklijke KPN NV	8.375	10/01/30	200,623
150,000	Nippon Telegraph & Telephone Corp	1.400	07/18/17	152,080
400,000	Qwest Corp	7.500	10/01/14	446,228
300,000	Qwest Corp	6.500	06/01/17	352,302
400,000	Qwest Corp	6.750	12/01/21	480,690
300,000	Rogers Communications, Inc	6.800	08/15/18	379,101
350,000	Rogers Wireless, Inc	7.500	03/15/15	405,496
85,000	Telecom Italia Capital S.A.	6.175	06/18/14	89,462
150,000	Telecom Italia Capital S.A.	4.950	09/30/14	154,875
1,555,000	Telecom Italia Capital S.A.	7.175	06/18/19	1,714,387
100,000	Telecom Italia Capital S.A.	7.721	06/04/38	100,500
600,000	Telefonica Emisiones SAU	3.992	02/16/16	597,000
1,620,000	Telefonica Emisiones SAU	5.134	04/27/20	1,589,625
100,000	Telefonos de Mexico SAB de C.V.	5.500	01/27/15	109,847
850,000	Verizon Communications, Inc	5.550	02/15/16	983,473
1,400,000	Verizon Communications, Inc	3.000	04/01/16	1,507,841
1,140,000	Verizon Communications, Inc	5.500	02/15/18	1,389,915
220,000	Verizon Communications, Inc	8.750	11/01/18	307,155
200,000	Verizon Communications, Inc	6.350	04/01/19	256,430
450,000	Verizon Communications, Inc	3.500	11/01/21	496,453
380,000	Verizon Communications, Inc	6.250	04/01/37	500,852
620,000	Verizon Communications, Inc	6.400	02/15/38	835,612
220,000	Verizon Communications, Inc	8.950	03/01/39	383,366
300,000	Verizon Communications, Inc	6.000	04/01/41	397,375
1,150,000	Verizon Communications, Inc	4.750	11/01/41	1,322,154
225,000	Verizon New England, Inc	4.750	10/01/13	234,267
200,000	Virgin Media Secured Finance plc	5.250	01/15/21	232,031
150,000	Vodafone Group plc	5.000	12/16/13	158,102
303,000	Vodafone Group plc	5.625	02/27/17	360,694
250,000	Vodafone Group plc	1.625	03/20/17	255,021
500,000	Vodafone Group plc	1.250	09/26/17	500,674
1,200,000	Vodafone Group plc	4.625	07/15/18	1,380,960
650,000	Vodafone Group plc	4.375	03/16/21	756,484

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		Vodafone Group plc	2.500%	09/26/22	$499,253
150,000		Vodafone Group plc	6.150	02/27/37	201,771

		TOTAL TELECOMMUNICATION SERVICES			46,998,751

TRANSPORTATION - 0.5%
100,000		ABB Finance USA, Inc	1.625	05/08/17	101,616
200,000		ABB Finance USA, Inc	2.875	05/08/22	206,759
150,000		ABB Finance USA, Inc	4.375	05/08/42	165,926
200,000		Boeing Capital Corp	2.125	08/15/16	210,054
700,000		Boeing Capital Corp	2.900	08/15/18	767,856
750,000		Boeing Co	3.750	11/20/16	837,703
100,000		Boeing Co	5.875	02/15/40	139,038
260,000		Burlington Northern Santa Fe Corp	5.750	03/15/18	317,282
555,000		Burlington Northern Santa Fe Corp	4.700	10/01/19	641,109
150,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	195,499
360,000		Burlington Northern Santa Fe Corp	5.750	05/01/40	450,893
300,000		Burlington Northern Santa Fe LLC	3.050	03/15/22	310,066
150,000		Burlington Northern Santa Fe LLC	3.050	09/01/22	155,253
250,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	288,892
200,000		Burlington Northern Santa Fe LLC	4.400	03/15/42	211,302
150,000		Burlington Northern Santa Fe LLC	4.375	09/01/42	158,702
200,000		Canadian National Railway Co	5.550	05/15/18	240,341
200,000		Canadian National Railway Co	5.550	03/01/19	244,020
100,000		Canadian National Railway Co	2.850	12/15/21	105,753
200,000		Canadian National Railway Co	6.900	07/15/28	282,938
200,000		Canadian National Railway Co	6.250	08/01/34	279,416
200,000		Canadian Pacific Railway Co	7.250	05/15/19	250,155
200,000		Canadian Pacific Railway Co	7.125	10/15/31	257,123
100,000		Canadian Pacific Railway Ltd	5.750	01/15/42	118,102
458,085		Continental Airlines, Inc	4.750	01/12/21	489,006
31,008		Continental Airlines, Inc	5.983	04/19/22	34,574
200,000	h	Continental Airlines, Inc	4.000	10/29/24	204,500
100,000		Con-Way, Inc	7.250	01/15/18	117,086
650,000		CSX Corp	7.375	02/01/19	831,863
100,000		CSX Corp	6.000	10/01/36	125,012
400,000		CSX Corp	5.500	04/15/41	481,753
350,000		CSX Corp	4.400	03/01/43	359,070
200,000		Delta Air Lines, Inc	4.750	05/07/20	207,000
465,457		Delta Air Lines, Inc	5.300	04/15/19	505,021
165,000		Embraer Overseas Ltd	6.375	01/15/20	188,925
100,000		Embraer S.A.	5.150	06/15/22	107,330
134,000		FedEx Corp	8.000	01/15/19	178,839
200,000		FedEx Corp	2.625	08/01/22	199,617
200,000		FedEx Corp	3.875	08/01/42	195,795
100,000		GATX Corp	3.500	07/15/16	103,176
125,000		GATX Corp	4.750	06/15/22	132,087
210,000		Norfolk Southern Corp	5.750	04/01/18	252,698
100,000		Norfolk Southern Corp	3.250	12/01/21	105,165
250,000		Norfolk Southern Corp	3.000	04/01/22	259,489
991,000	g	Norfolk Southern Corp	2.903	02/15/23	1,005,462
81,000		Norfolk Southern Corp	5.590	05/17/25	100,332
16,000		Norfolk Southern Corp	4.837	10/01/41	18,389

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$250,000	Norfolk Southern Corp	3.950%	10/01/42	$248,854
650,000	Northrop Grumman Corp	3.500	03/15/21	698,870
100,000	Northrop Grumman Corp	5.050	11/15/40	115,104
350,000	Ryder System, Inc	3.150	03/02/15	362,303
50,000	Ryder System, Inc	3.600	03/01/16	52,863
150,000	Ryder System, Inc	2.500	03/01/17	152,582
150,000	Ryder System, Inc	2.500	03/01/18	151,781
325,000	Southwest Airlines Co	5.250	10/01/14	348,925
300,000	Union Pacific Corp	5.750	11/15/17	357,475
331,000	Union Pacific Corp	4.163	07/15/22	377,222
100,000	Union Pacific Corp	2.950	01/15/23	103,726
200,000	Union Pacific Corp	6.625	02/01/29	275,216
100,000	Union Pacific Corp	4.750	09/15/41	112,745
100,000	Union Pacific Corp	4.300	06/15/42	106,641
42,000	United Parcel Service, Inc	3.875	04/01/14	44,244
100,000	United Parcel Service, Inc	1.125	10/01/17	100,451
100,000	United Parcel Service, Inc	5.500	01/15/18	121,593
300,000	United Parcel Service, Inc	5.125	04/01/19	362,167
1,105,000	United Parcel Service, Inc	3.125	01/15/21	1,192,687
200,000	United Parcel Service, Inc	2.450	10/01/22	201,825
35,000	United Parcel Service, Inc	6.200	01/15/38	49,534
100,000	United Parcel Service, Inc	3.625	10/01/42	101,081

	TOTAL TRANSPORTATION			18,775,876

UTILITIES - 2.0%
370,000	AGL Capital Corp	5.250	08/15/19	435,553
300,000	Alabama Power Co	5.200	06/01/41	375,008
60,000	Alliant Energy Corp	4.000	10/15/14	62,882
100,000	Ameren Corp	8.875	05/15/14	111,237
200,000	Ameren Illinois Co	2.700	09/01/22	203,894
250,000	American Water Capital Corp	6.085	10/15/17	298,508
50,000	Appalachian Power Co	3.400	05/24/15	52,908
140,000	Appalachian Power Co	7.000	04/01/38	195,290
150,000	Arizona Public Service Co	8.750	03/01/19	198,035
350,000	Arizona Public Service Co	4.500	04/01/42	377,855
60,000	Atmos Energy Corp	4.950	10/15/14	64,961
100,000	Atmos Energy Corp	8.500	03/15/19	133,511
100,000	Atmos Energy Corp	5.500	06/15/41	125,142
100,000	Baltimore Gas & Electric Co	3.500	11/15/21	107,792
785,000	Carolina Power & Light Co	5.300	01/15/19	948,191
350,000	Carolina Power & Light Co	3.000	09/15/21	370,091
150,000	Carolina Power & Light Co	2.800	05/15/22	156,080
100,000	Carolina Power & Light Co	4.100	05/15/42	104,102
100,000	CenterPoint Energy Houston Electric LLC	2.250	08/01/22	99,762
100,000	CenterPoint Energy Houston Electric LLC	6.950	03/15/33	143,313
100,000	CenterPoint Energy Houston Electric LLC	3.550	08/01/42	97,904
423,000	CenterPoint Energy Resources Corp	4.500	01/15/21	479,597
203,000	Cleco Power LLC	6.000	12/01/40	244,463
100,000	Commonwealth Edison Co	1.625	01/15/14	101,321
500,000	Commonwealth Edison Co	1.950	09/01/16	517,939
775,000	Commonwealth Edison Co	4.000	08/01/20	879,144
387,000	Commonwealth Edison Co	5.900	03/15/36	507,647

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		Commonwealth Edison Co	3.800%	10/01/42	$202,297
210,000		Connecticut Light & Power Co	5.500	02/01/19	252,273
60,000		Consolidated Edison Co of New York, Inc	6.650	04/01/19	77,603
890,000		Consolidated Edison Co of New York, Inc	4.450	06/15/20	1,045,772
325,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	432,503
200,000		Consolidated Edison Co of New York, Inc	4.200	03/15/42	219,900
105,000		Consolidated Natural Gas Co	5.000	12/01/14	113,626
180,000		Constellation Energy Group, Inc	4.550	06/15/15	196,181
250,000		Constellation Energy Group, Inc	5.150	12/01/20	293,844
230,000		Consumers Energy Co	6.125	03/15/19	286,558
150,000		Consumers Energy Co	2.850	05/15/22	156,591
200,000		Delmarva Power & Light Co	4.000	06/01/42	210,152
400,000		Detroit Edison Co	3.450	10/01/20	446,192
100,000		Detroit Edison Co	2.650	06/15/22	103,140
100,000		Detroit Edison Co	3.950	06/15/42	104,368
360,000		Dominion Resources, Inc	5.150	07/15/15	401,346
100,000		Dominion Resources, Inc	1.400	09/15/17	100,277
1,700,000		Dominion Resources, Inc	4.450	03/15/21	1,952,895
200,000		Dominion Resources, Inc	5.950	06/15/35	252,040
100,000		Dominion Resources, Inc	4.050	09/15/42	102,885
790,000		Duke Energy Carolinas LLC	5.750	11/15/13	835,755
125,000		Duke Energy Carolinas LLC	4.300	06/15/20	144,099
200,000		Duke Energy Carolinas LLC	3.900	06/15/21	225,314
733,000		Duke Energy Carolinas LLC	6.050	04/15/38	969,726
500,000		Duke Energy Carolinas LLC	4.000	09/30/42	510,033
746,000		Duke Energy Corp	5.050	09/15/19	872,521
300,000		Duke Energy Corp	3.050	08/15/22	302,879
250,000		Duke Energy Indiana, Inc	4.200	03/15/42	255,716
200,000		El Paso Natural Gas Co	5.950	04/15/17	230,212
100,000		Enbridge, Inc	5.600	04/01/17	115,811
150,000		Energen Corp	4.625	09/01/21	155,972
400,000		Energy Transfer Partners LP	6.125	02/15/17	459,402
44,000		Energy Transfer Partners LP	9.700	03/15/19	58,142
500,000		Energy Transfer Partners LP	4.650	06/01/21	537,705
200,000		Energy Transfer Partners LP	5.200	02/01/22	221,861
140,000		Energy Transfer Partners LP	7.500	07/01/38	165,970
100,000		Energy Transfer Partners LP	6.500	02/01/42	115,393
100,000		Enersis S.A.	7.375	01/15/14	106,653
125,000		Entergy Arkansas, Inc	3.750	02/15/21	136,363
200,000		Entergy Corp	5.125	09/15/20	216,080
300,000		Entergy Gulf States Louisiana LLC	3.950	10/01/20	325,970
150,000		Entergy Louisiana LLC	1.875	12/15/14	154,040
225,000		Entergy Texas, Inc	7.125	02/01/19	276,849
75,000		Exelon Corp	4.900	06/15/15	82,438
400,000		Exelon Generation Co LLC	5.200	10/01/19	454,152
200,000	g	Exelon Generation Co LLC	4.250	06/15/22	211,615
371,000	g	Exelon Generation Co LLC	5.600	06/15/42	398,240
800,000		FirstEnergy Corp	7.375	11/15/31	1,047,893
280,000		FirstEnergy Solutions Corp	4.800	02/15/15	301,007
635,000		FirstEnergy Solutions Corp	6.050	08/15/21	712,338
247,000		Florida Power & Light Co	4.950	06/01/35	295,520
400,000		Florida Power & Light Co	5.250	02/01/41	509,391

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		Florida Power & Light Co	4.125%	02/01/42	$108,770
200,000		Florida Power & Light Co	4.050	06/01/42	213,807
29,000		Florida Power Corp	5.650	06/15/18	35,352
100,000		Florida Power Corp	3.100	08/15/21	106,077
165,000		Florida Power Corp	6.400	06/15/38	227,023
690,000		FPL Group Capital, Inc	2.600	09/01/15	715,378
40,000		Georgia Power Co	1.300	09/15/13	40,329
900,000		Georgia Power Co	5.700	06/01/17	1,080,235
177,000		Georgia Power Co	5.950	02/01/39	232,304
500,000		Georgia Power Co	4.300	03/15/42	533,373
50,000		Great Plains Energy, Inc	2.750	08/15/13	50,696
200,000		Great Plains Energy, Inc	4.850	06/01/21	221,796
200,000		Great Plains Energy, Inc	5.292	06/15/22	224,234
80,000		Indiana Michigan Power Co	7.000	03/15/19	99,770
70,000		Integrys Energy Group, Inc	4.170	11/01/20	76,428
100,000		Interstate Power & Light Co	6.250	07/15/39	131,484
100,000		Kansas City Power & Light Co	5.300	10/01/41	116,188
20,000	g	Kansas Gas & Electric	6.700	06/15/19	25,524
250,000		Kentucky Utilities Co	5.125	11/01/40	311,072
150,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	160,808
400,000		Kinder Morgan Energy Partners LP	5.950	02/15/18	481,548
500,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	662,968
100,000		Kinder Morgan Energy Partners LP	5.800	03/01/21	118,656
400,000		Kinder Morgan Energy Partners LP	3.950	09/01/22	429,688
350,000		Kinder Morgan Energy Partners LP	3.450	02/15/23	360,352
535,000		Kinder Morgan Energy Partners LP	6.500	09/01/39	647,004
300,000		Kinder Morgan Energy Partners LP	5.625	09/01/41	335,627
200,000		Kinder Morgan Energy Partners LP	5.000	08/15/42	207,668
320,000		LG&E and KU Energy LLC	3.750	11/15/20	332,787
400,000		MidAmerican Energy Co	4.650	10/01/14	429,254
350,000		Midamerican Energy Holdings Co	5.750	04/01/18	420,758
1,032,000		Midamerican Energy Holdings Co	5.950	05/15/37	1,293,372
300,000		Midamerican Energy Holdings Co	6.500	09/15/37	401,728
450,000		Mississippi Power Co	4.250	03/15/42	461,784
85,000		National Fuel Gas Co	5.250	03/01/13	86,522
100,000		National Fuel Gas Co	4.900	12/01/21	108,745
300,000		National Grid plc	6.300	08/01/16	348,960
320,000		Nevada Power Co	6.500	08/01/18	407,685
45,000		Nevada Power Co	7.125	03/15/19	58,614
230,000		Nevada Power Co	5.375	09/15/40	280,002
400,000		NextEra Energy Capital Holdings, Inc	1.200	06/01/15	402,538
500,000		NextEra Energy Capital Holdings, Inc	4.500	06/01/21	555,324
235,000		NiSource Finance Corp	5.400	07/15/14	251,925
350,000		NiSource Finance Corp	6.400	03/15/18	428,085
150,000		NiSource Finance Corp	6.125	03/01/22	184,214
400,000		NiSource Finance Corp	3.850	02/15/23	419,569
100,000		NiSource Finance Corp	5.950	06/15/41	120,373
200,000		NiSource Finance Corp	5.250	02/15/43	223,195
150,000		Northern States Power Co	2.150	08/15/22	149,773
425,000		Northern States Power Co	5.350	11/01/39	542,909
200,000		Northern States Power Co	3.400	08/15/42	192,143
150,000		NSTAR Electric Co	5.625	11/15/17	179,855

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$150,000	Oglethorpe Power Corp	5.375%	11/01/40	$181,260
600,000	Ohio Power Co	5.375	10/01/21	734,549
100,000	Oklahoma Gas & Electric Co	5.250	05/15/41	120,874
220,000	Oncor Electric Delivery Co LLC	6.375	01/15/15	244,463
200,000	Oncor Electric Delivery Co LLC	6.800	09/01/18	246,831
150,000	Oncor Electric Delivery Co LLC	4.100	06/01/22	159,124
70,000	Oncor Electric Delivery Co LLC	7.250	01/15/33	87,683
100,000	Oncor Electric Delivery Co LLC	5.250	09/30/40	106,633
350,000	Oncor Electric Delivery Co LLC	4.550	12/01/41	340,824
150,000	Oncor Electric Delivery Co LLC	5.300	06/01/42	163,902
250,000	ONEOK Partners LP	3.250	02/01/16	263,629
100,000	ONEOK Partners LP	2.000	10/01/17	101,854
100,000	ONEOK Partners LP	3.375	10/01/22	100,487
130,000	ONEOK Partners LP	6.650	10/01/36	154,949
250,000	ONEOK Partners LP	6.850	10/15/37	305,925
100,000	ONEOK Partners LP	6.125	02/01/41	120,112
150,000	ONEOK, Inc	4.250	02/01/22	162,773
150,000	ONEOK, Inc	6.000	06/15/35	164,048
355,000	Pacific Gas & Electric Co	8.250	10/15/18	487,502
720,000	Pacific Gas & Electric Co	6.050	03/01/34	946,292
75,000	Pacific Gas & Electric Co	5.800	03/01/37	95,829
600,000	Pacific Gas & Electric Co	5.400	01/15/40	742,601
150,000	Pacific Gas & Electric Co	3.750	08/15/42	145,633
250,000	PacifiCorp	2.950	02/01/22	264,927
250,000	PacifiCorp	6.000	01/15/39	337,539
150,000	PECO Energy Co	2.375	09/15/22	151,168
165,000	Pepco Holdings, Inc	2.700	10/01/15	171,525
350,000	PG&E Corp	5.750	04/01/14	374,925
65,000	Potomac Electric Power Co	7.900	12/15/38	106,427
300,000	PPL Capital Funding, Inc	4.200	06/15/22	319,753
200,000	PPL Electric Utilities Corp	2.500	09/01/22	202,866
200,000	PPL Energy Supply LLC	6.200	05/15/16	226,082
225,000	PPL Energy Supply LLC	6.500	05/01/18	266,280
100,000	PPL Energy Supply LLC	4.600	12/15/21	107,468
300,000	Progress Energy, Inc	3.150	04/01/22	305,510
400,000	Progress Energy, Inc	7.750	03/01/31	563,678
200,000	PSEG Power LLC	5.320	09/15/16	227,445
335,000	Public Service Co of Colorado	5.500	04/01/14	359,437
150,000	Public Service Co of Colorado	2.250	09/15/22	150,172
150,000	Public Service Co of Colorado	3.600	09/15/42	148,206
520,000	Public Service Co of Oklahoma	5.150	12/01/19	604,748
100,000	Public Service Co of Oklahoma	4.400	02/01/21	111,911
150,000	Public Service Co of Oklahoma	6.625	11/15/37	194,524
220,000	Public Service Electric & Gas Co	5.300	05/01/18	266,248
410,000	Public Service Electric & Gas Co	5.375	11/01/39	525,488
200,000	Public Service Electric & Gas Co	3.950	05/01/42	210,944
100,000	Public Service Electric & Gas Co	3.650	09/01/42	100,618
250,000	Puget Sound Energy, Inc	5.757	10/01/39	331,326
100,000	Puget Sound Energy, Inc	4.434	11/15/41	112,704
100,000	Questar Corp	2.750	02/01/16	105,068
150,000	San Diego Gas & Electric Co	3.000	08/15/21	160,403
255,000	San Diego Gas & Electric Co	5.350	05/15/40	331,820

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		San Diego Gas & Electric Co	3.950%	11/15/41	$106,354
250,000		San Diego Gas & Electric Co	4.300	04/01/42	280,856
300,000		SCANA Corp	4.750	05/15/21	325,654
100,000		SCANA Corp	4.125	02/01/22	102,631
250,000		Scottish Power Ltd	5.810	03/15/25	266,513
600,000		Sempra Energy	2.000	03/15/14	609,572
200,000		Sempra Energy	2.300	04/01/17	209,311
150,000		Sempra Energy	2.875	10/01/22	151,798
260,000		Sempra Energy	6.000	10/15/39	336,908
50,000		South Carolina Electric & Gas Co	5.300	05/15/33	59,410
125,000		South Carolina Electric & Gas Co	5.450	02/01/41	155,156
250,000		South Carolina Electric & Gas Co	4.350	02/01/42	268,811
100,000		Southern California Edison Co	5.000	01/15/16	113,715
250,000		Southern California Edison Co	5.500	08/15/18	307,343
280,000		Southern California Edison Co	3.875	06/01/21	317,575
185,000		Southern California Edison Co	6.050	03/15/39	254,216
300,000		Southern California Edison Co	4.500	09/01/40	342,339
500,000		Southern California Edison Co	3.900	12/01/41	519,003
200,000		Southern California Edison Co	4.050	03/15/42	211,895
150,000		Southern California Gas Co	3.750	09/15/42	154,214
200,000		Southern Co	2.375	09/15/15	209,416
100,000		Southern Co	1.950	09/01/16	103,198
108,000	g	Southern Natural Gas Co	5.900	04/01/17	126,719
100,000		Southern Natural Gas Co	8.000	03/01/32	141,453
100,000		Southern Power Co	5.150	09/15/41	114,614
250,000		Southwest Gas Corp	3.875	04/01/22	273,104
500,000		Southwestern Public Service Co	4.500	08/15/41	561,391
60,000		Spectra Energy Capital LLC	6.200	04/15/18	72,571
450,000		Spectra Energy Capital LLC	8.000	10/01/19	585,163
150,000		System Energy Resources, Inc	4.100	04/01/23	152,083
200,000		Tampa Electric Co	5.400	05/15/21	247,554
100,000		Tampa Electric Co	2.600	09/15/22	101,167
100,000		Tampa Electric Co	4.100	06/15/42	104,106
200,000		TECO Finance, Inc	5.150	03/15/20	233,056
200,000		Tennessee Gas Pipeline Co	7.000	10/15/28	267,210
75,000		Toledo Edison Co	7.250	05/01/20	98,320
770,000		Total Capital S.A.	3.125	10/02/15	826,761
200,000		Total Capital S.A.	4.450	06/24/20	232,220
100,000		Total Capital S.A.	4.125	01/28/21	113,960
200,000		TransAlta Corp	6.650	05/15/18	228,445
125,000	g	Transcontinental Gas Pipe Line Co LLC	4.450	08/01/42	127,785
100,000		Union Electric Co	8.450	03/15/39	171,114
100,000		Union Electric Co	3.900	09/15/42	101,489
100,000		United Utilities plc	6.875	08/15/28	116,561
263,000		Veolia Environnement	5.250	06/03/13	269,502
350,000		Virginia Electric and Power Co	6.000	05/15/37	471,303
500,000		Westar Energy, Inc	4.125	03/01/42	542,029
250,000		Western Gas Partners LP	4.000	07/01/22	260,655
35,000		Williams Cos, Inc	7.875	09/01/21	45,890
300,000		Williams Cos, Inc	7.750	06/15/31	383,732
245,000		Williams Partners LP	3.800	02/15/15	259,770
70,000		Williams Partners LP	7.250	02/01/17	85,121

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$530,000	Williams Partners LP	5.250%	03/15/20	$614,174
100,000	Williams Partners LP	4.000	11/15/21	107,616
200,000	Williams Partners LP	3.350	08/15/22	204,439
335,000	Williams Partners LP	6.300	04/15/40	419,360
250,000	Wisconsin Electric Power Co	4.500	05/15/13	256,249
200,000	Wisconsin Electric Power Co	5.625	05/15/33	254,641
200,000	Wisconsin Power & Light Co	6.375	08/15/37	281,716
100,000	Xcel Energy, Inc	4.700	05/15/20	117,159
100,000	Xcel Energy, Inc	4.800	09/15/41	115,227

	TOTAL UTILITIES			70,590,210

	TOTAL CORPORATE BONDS			785,457,074

	(Cost $736,757,751)

GOVERNMENT BONDS -74.8%

AGENCY SECURITIES - 4.9%
3,000,000	Federal Farm Credit Bank (FFCB)	3.875	10/07/13	3,111,216
500,000	FFCB	0.300	07/18/14	500,052
2,600,000	FFCB	3.000	09/22/14	2,739,792
1,000,000	FFCB	1.050	03/28/16	1,019,395
7,740,000	Federal Home Loan Bank (FHLB)	3.625	10/18/13	8,014,329
8,625,000	FHLMC	3.125	12/13/13	8,924,391
110,000	FHLMC	5.250	06/18/14	119,453
200,000	FHLMC	0.400	07/02/14	200,470
7,650,000	FHLMC	2.875	06/12/15	8,162,894
1,000,000	FHLMC	5.375	05/18/16	1,173,057
95,000	FHLMC	4.750	12/16/16	111,463
500,000	FHLMC	4.875	05/17/17	596,252
1,000,000	FHLMC	1.625	06/14/19	1,028,627
211,000	FHLMC	4.125	09/27/13	219,199
5,207,000	FHLMC	4.500	01/15/14	5,490,896
1,740,000	FHLMC	2.500	04/23/14	1,801,293
5,000,000	FHLMC	1.000	08/27/14	5,070,350
7,000,000	FHLMC	0.375	08/28/14	7,013,370
5,000,000	FHLMC	2.875	02/09/15	5,294,215
108,000	FHLMC	4.375	07/17/15	119,937
5,000,000	FHLMC	0.500	08/28/15	5,014,525
125,000	FHLMC	4.750	11/17/15	141,741
132,000	FHLMC	4.750	01/19/16	150,593
6,213,000	FHLMC	5.250	04/18/16	7,249,651
127,000	FHLMC	5.500	07/18/16	150,546
11,736,000	FHLMC	5.125	10/18/16	13,875,848
1,000,000	FHLMC	2.375	01/13/22	1,049,040
3,120,000	FHLMC	6.250	07/15/32	4,709,110
4,745,000	Federal Home Loan Bank (FHLB)	5.000	11/17/17	5,744,121
96,000	Federal National Mortgage Association (FNMA)	3.875	07/12/13	98,781
2,185,000	FNMA	1.250	08/20/13	2,204,521
176,000	FNMA	5.125	01/02/14	186,617
214,000	FNMA	2.750	02/05/14	221,395
7,646,000	FNMA	2.750	03/13/14	7,921,875
4,071,000	FNMA	2.500	05/15/14	4,217,837

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$5,415,000		FNMA	3.000%	09/16/14	$5,707,118
9,145,000		FNMA	4.625	10/15/14	9,951,031
14,000,000		FNMA	2.625	11/20/14	14,698,642
5,000,000		FNMA	2.250	03/15/16	5,295,475
10,215,000		FNMA	5.000	03/15/16	11,787,007
150,000		FNMA	5.000	05/11/17	178,902
340,000		FNMA	5.375	06/12/17	412,233
3,000,000	j	FNMA	0.000	10/09/19	2,639,034
2,500,000		FNMA	5.625	07/15/37	3,648,512
450,000		Private Export Funding Corp (PEFCO)	1.375	02/15/17	459,220
590,000		PEFCO	2.250	12/15/17	630,354
175,000		PEFCO	1.450	08/15/19	176,466
250,000		Federal Agricultural Mortgage Corp	2.375	07/22/15	262,948
815,000		Financing Corp Fico	9.400	02/08/18	1,159,697
815,000		Financing Corp Fico	10.350	08/03/18	1,237,410
700,000		Tunisia Government AID Bonds	1.686	07/16/19	697,371

		TOTAL AGENCY SECURITIES			172,588,272

FOREIGN GOVERNMENT BONDS - 3.1%
906,000		Brazilian Government International Bond	5.875	01/15/19	1,127,970
1,590,000		Brazilian Government International Bond	4.875	01/22/21	1,900,050
300,000		Brazilian Government International Bond	2.625	01/05/23	299,700
100,000		Brazilian Government International Bond	8.875	04/15/24	161,750
1,180,000		Brazilian Government International Bond	7.125	01/20/37	1,778,850
1,130,000		Brazilian Government International Bond	5.625	01/07/41	1,446,400
525,000		Canada Government International Bond	2.375	09/10/14	546,525
600,000		Canada Government International Bond	0.875	02/14/17	606,960
150,000		Chile Government International Bond	5.500	01/15/13	151,890
345,000		Chile Government International Bond	3.875	08/05/20	390,712
350,000		China Development Bank	5.000	10/15/15	387,400
200,000		China Government International Bond	4.750	10/29/13	208,109
900,000		Colombia Government International Bond	8.250	12/22/14	1,042,650
450,000		Colombia Government International Bond	7.375	03/18/19	595,125
400,000		Colombia Government International Bond	4.375	07/12/21	460,600
1,050,000		Colombia Government International Bond	6.125	01/18/41	1,422,750
300,000		Development Bank of Japan	5.125	02/01/17	352,620
450,000		European Bank for Reconstruction & Development	3.625	06/17/13	460,463
50,000		European Bank for Reconstruction & Development	1.625	09/03/15	51,638
700,000		European Bank for Reconstruction & Development	2.500	03/15/16	743,185
1,000,000		European Bank for Reconstruction & Development	1.375	10/20/16	1,028,451
1,000,000		European Investment Bank	1.500	05/15/14	1,017,230
3,000,000		European Investment Bank	1.125	04/15/15	3,046,533
5,000,000		European Investment Bank	1.625	09/01/15	5,145,000
3,000,000		European Investment Bank	1.375	10/20/15	3,072,540
4,000,000		European Investment Bank	2.250	03/15/16	4,203,600
2,200,000		European Investment Bank	1.750	03/15/17	2,279,266
1,000,000		European Investment Bank	2.875	09/15/20	1,076,910
205,000		European Investment Bank	4.875	02/15/36	243,324
95,000		Export Development Canada	3.500	05/16/13	96,900
200,000		Export Development Canada	1.500	05/15/14	203,992
545,000		Export Development Canada	2.250	05/28/15	572,741
300,000		Export Development Canada	0.500	09/15/15	301,380

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$250,000	Export Development Canada	1.250%	10/26/16	$257,275
180,000	Export-Import Bank of Korea	8.125	01/21/14	195,927
250,000	Export-Import Bank of Korea	5.875	01/14/15	274,900
1,090,000	Export-Import Bank of Korea	4.125	09/09/15	1,173,757
475,000	Export-Import Bank of Korea	5.125	06/29/20	555,410
300,000	Export-Import Bank of Korea	5.000	04/11/22	352,445
1,590,000	Federative Republic of Brazil	6.000	01/17/17	1,898,063
828,056	Federative Republic of Brazil	8.000	01/15/18	985,386
100,000	Finland Government International Bond	6.950	02/15/26	141,832
500,000	Hydro Quebec	2.000	06/30/16	523,750
800,000	Hydro Quebec	1.375	06/19/17	811,760
270,000	Hydro Quebec	9.400	02/01/21	404,136
200,000	Hydro Quebec	8.500	12/01/29	327,231
1,000,000	Inter-American Development Bank	3.000	04/22/14	1,041,245
1,500,000	Inter-American Development Bank	2.250	07/15/15	1,577,518
1,500,000	Inter-American Development Bank	1.750	08/24/18	1,564,667
1,105,000	Inter-American Development Bank	3.875	09/17/19	1,302,638
200,000	Inter-American Development Bank	3.200	08/07/42	194,783
1,800,000	International Bank for Reconstruction & Development	1.125	08/25/14	1,828,996
3,200,000	International Bank for Reconstruction & Development	2.375	05/26/15	3,369,322
2,100,000	International Bank for Reconstruction & Development	2.125	03/15/16	2,219,805
150,000	International Bank for Reconstruction & Development	1.000	09/15/16	152,536
400,000	International Bank for Reconstruction & Development	7.625	01/19/23	598,832
34,000	International Bank for Reconstruction & Development	4.750	02/15/35	42,411
30,000	International Finance Corp	3.000	04/22/14	31,286
1,700,000	International Finance Corp	2.750	04/20/15	1,807,367
1,400,000	International Finance Corp	1.125	11/23/16	1,434,177
800,000	Israel Government AID Bond	5.500	09/18/23	1,055,178
400,000	Israel Government International Bond	5.125	03/26/19	461,200
705,000	Israel Government International Bond	4.000	06/30/22	748,710
150,000	Italian Republic	2.125	10/05/12	150,000
1,000,000	Italian Republic	2.125	09/16/13	1,001,000
500,000	Italian Republic	3.125	01/26/15	502,960
1,200,000	Italian Republic	5.250	09/20/16	1,256,160
574,000	Italian Republic	5.375	06/15/33	541,190
430,000	Italy Government International Bond	5.375	06/12/17	450,511
200,000	Japan Bank for International Cooperation	2.125	11/05/12	200,303
400,000	Japan Bank for International Cooperation	1.125	07/19/17	402,624
600,000	Japan Finance Corp	2.250	07/13/16	633,311
500,000	Japan Finance Organization for Municipalities	5.000	05/16/17	588,215
600,000	Korea Development Bank	8.000	01/23/14	652,349
475,000	Korea Development Bank	4.375	08/10/15	514,515
235,000	Korea Development Bank	3.250	03/09/16	246,598
400,000	Korea Development Bank	3.500	08/22/17	430,460
1,000,000	Mexico Government International Bond	5.625	01/15/17	1,169,000
1,588,000	Mexico Government International Bond	3.625	03/15/22	1,731,714
600,000	Mexico Government International Bond	6.750	09/27/34	854,400
1,214,000	Mexico Government International Bond	6.050	01/11/40	1,617,655
874,000	Mexico Government International Bond	4.750	03/08/44	972,325
150,000	Mexico Government International Bond	5.750	10/12/10	179,250
800,000	Panama Government International Bond	5.200	01/30/20	961,200
692,000	Panama Government International Bond	6.700	01/26/36	972,260

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$320,000		Peruvian Government International Bond	7.125%	03/30/19	$424,000
925,000		Peruvian Government International Bond	7.350	07/21/25	1,355,125
150,000		Peruvian Government International Bond	6.550	03/14/37	220,875
500,000		Peruvian Government International Bond	5.625	11/18/50	651,250
380,000		Poland Government International Bond	3.875	07/16/15	405,650
1,485,000		Poland Government International Bond	6.375	07/15/19	1,833,975
67,000		Poland Government International Bond	5.125	04/21/21	78,055
390,000		Poland Government International Bond	5.000	03/23/22	452,400
490,000		Poland Government International Bond	3.000	03/17/23	481,523
1,055,000		Province of British Columbia Canada	2.850	06/15/15	1,123,680
400,000		Province of British Columbia Canada	1.200	04/25/17	408,556
200,000		Province of British Columbia Canada	2.650	09/22/21	212,877
730,000		Province of Manitoba Canada	2.125	04/22/13	737,585
500,000		Province of Manitoba Canada	1.750	05/30/19	511,750
200,000		Province of New Brunswick Canada	5.200	02/21/17	236,740
255,000		Province of Nova Scotia Canada	2.375	07/21/15	268,184
50,000		Province of Nova Scotia Canada	5.125	01/26/17	58,885
200,000		Province of Nova Scotia Canada	8.250	07/30/22	296,596
1,700,000		Province of Ontario Canada	2.950	02/05/15	1,799,268
600,000		Province of Ontario Canada	0.950	05/26/15	607,123
2,690,000		Province of Ontario Canada	2.700	06/16/15	2,845,861
1,000,000		Province of Ontario Canada	2.300	05/10/16	1,056,000
300,000		Province of Ontario Canada	1.600	09/21/16	310,214
1,000,000		Province of Ontario Canada	1.650	09/27/19	1,002,900
230,000		Province of Ontario Canada	4.400	04/14/20	272,869
800,000		Province of Ontario Canada	2.450	06/29/22	812,035
40,000		Province of Quebec Canada	4.875	05/05/14	42,858
385,000		Province of Quebec Canada	5.125	11/14/16	452,028
1,135,000		Province of Quebec Canada	4.625	05/14/18	1,341,003
120,000		Province of Quebec Canada	3.500	07/29/20	134,160
200,000		Province of Quebec Canada	7.125	02/09/24	280,821
201,000		Province of Quebec Canada	7.500	09/15/29	311,076
100,000		Province of Saskatchewan Canada	8.500	07/15/22	151,926
200,000		Region of Lombardy Italy	5.804	10/25/32	155,380
475,000		Republic of Korea	5.750	04/16/14	509,761
500,000		Republic of Korea	7.125	04/16/19	649,607
300,000		South Africa Government International Bond	6.500	06/02/14	326,700
310,000		South Africa Government International Bond	6.875	05/27/19	390,228
225,000		South Africa Government International Bond	5.500	03/09/20	267,187
500,000		South Africa Government International Bond	4.665	01/17/24	561,250
300,000		South Africa Government International Bond	6.250	03/08/41	396,180
625,000		Svensk Exportkredit AB	5.125	03/01/17	729,203
1,280,000		United Mexican States	5.950	03/19/19	1,587,200
868,000		United Mexican States	5.125	01/15/20	1,037,260
400,000		Uruguay Government International Bond	8.000	11/18/22	581,600
300,000		Uruguay Government International Bond	7.625	03/21/36	467,250

		TOTAL FOREIGN GOVERNMENT BONDS			108,620,411

MORTGAGE BACKED - 29.9%
$207,616	i	Federal Home Loan Mortgage Corp (FHLMC)	4.980	04/01/35	224,066
15,266	i	FHLMC	4.486	10/01/35	16,157
234,320	i	FHLMC	2.380	02/01/36	247,348

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$89,981	i	FHLMC	2.853%	07/01/36	$96,815
224,315	i	FHLMC	2.620	09/01/36	238,290
303,842	i	FHLMC	2.653	09/01/36	328,237
202,425	i	FHLMC	2.794	09/01/36	214,961
192,869	i	FHLMC	5.822	01/01/37	210,301
29,478	i	FHLMC	5.639	02/01/37	31,996
25,239	i	FHLMC	5.812	02/01/37	27,157
548,820	i	FHLMC	2.848	03/01/37	589,592
37,915	i	FHLMC	5.217	03/01/37	40,834
676,545	i	FHLMC	5.622	04/01/37	735,368
384,619	i	FHLMC	5.937	04/01/37	419,943
57,348	i	FHLMC	3.169	05/01/37	61,559
157,514	i	FHLMC	5.856	05/01/37	171,017
62,551	i	FHLMC	2.759	06/01/37	67,166
468,394	i	FHLMC	5.075	06/01/37	506,445
264,840	i	FHLMC	3.405	08/01/37	284,800
266,713	i	FHLMC	2.239	09/01/37	284,184
140,071	i	FHLMC	2.656	09/01/37	151,624
7,208	i	FHLMC	6.133	09/01/37	7,867
52,072	i	FHLMC	5.394	02/01/38	56,256
433,867	i	FHLMC	4.498	04/01/38	467,121
488,080	i	FHLMC	4.869	04/01/38	524,753
191,870	i	FHLMC	4.813	06/01/38	206,071
41,180	i	FHLMC	4.727	07/01/38	44,394
101,967		FHLMC	5.000	10/01/39	110,556
192,298	i	FHLMC	3.628	06/01/40	203,561
717,578	i	FHLMC	3.368	07/01/40	759,781
700,456	i	FHLMC	3.016	01/01/41	739,469
113,520	i	FHLMC	2.572	05/01/41	118,694
2,159,443	i	FHLMC	3.475	08/01/41	2,275,797
799,371	i	FHLMC	2.895	09/01/41	839,065
186,733	i	FHLMC	3.063	10/01/41	198,174
31,103		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	05/01/13	31,328
55,413		FGLMC	5.000	07/01/14	59,719
6,827		FGLMC	7.500	01/01/16	6,948
61		FGLMC	7.500	05/01/16	66
83		FGLMC	7.500	06/01/16	89
28,053		FGLMC	5.500	05/01/17	30,394
59,045		FGLMC	5.500	06/01/17	63,598
36,399		FGLMC	5.000	12/01/17	39,387
29,147		FGLMC	5.500	12/01/17	31,378
46,535		FGLMC	5.000	03/01/18	50,001
147,691		FGLMC	5.000	04/01/18	158,691
140,694		FGLMC	4.500	06/01/18	151,209
296,951		FGLMC	4.500	09/01/18	325,268
264,108		FGLMC	4.000	11/01/18	281,664
337,864		FGLMC	4.500	01/01/19	371,349
49,516		FGLMC	4.000	05/01/19	52,776
410,823		FGLMC	4.500	05/01/19	441,525
884,699		FGLMC	4.500	06/01/19	950,815
220,125		FGLMC	4.000	10/01/19	234,620
91,857		FGLMC	5.500	11/01/19	100,438

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$638,309	FGLMC	4.500%	12/01/19	$686,012
124,064	FGLMC	4.500	01/01/20	133,336
3,137,358	FGLMC	4.500	02/01/20	3,371,819
56,384	FGLMC	4.500	02/01/20	61,761
582,998	FGLMC	5.000	05/01/20	634,127
596,643	FGLMC	5.000	05/01/20	645,613
51,554	FGLMC	4.500	07/01/20	56,470
586,690	FGLMC	5.000	07/01/20	634,843
7,353	FGLMC	7.000	10/01/20	8,591
50,842	FGLMC	5.000	12/01/20	55,015
636,722	FGLMC	4.500	06/01/21	685,300
1,136,984	FGLMC	4.500	06/01/21	1,223,729
523,512	FGLMC	5.000	07/01/21	567,052
73,457	FGLMC	5.500	07/01/21	79,860
49,387	FGLMC	5.000	10/01/22	53,347
40,224	FGLMC	6.000	11/01/22	44,306
381,744	FGLMC	5.000	04/01/23	411,764
572,863	FGLMC	4.500	05/01/23	614,779
28,124	FGLMC	4.500	05/01/23	30,182
287,592	FGLMC	5.000	05/01/23	311,819
499,288	FGLMC	5.500	05/01/23	542,812
81,595	FGLMC	5.000	10/01/23	88,012
64,833	FGLMC	5.500	10/01/23	71,221
58,753	FGLMC	5.000	11/01/23	64,712
126,595	FGLMC	5.000	03/01/24	139,435
35,707	FGLMC	4.500	04/01/24	38,308
15,521	FGLMC	4.500	05/01/24	16,652
101,773	FGLMC	4.500	06/01/24	109,188
484,599	FGLMC	4.000	07/01/24	515,903
284,654	FGLMC	5.500	07/01/24	311,247
1,012,803	FGLMC	4.000	08/01/24	1,078,228
30,342	FGLMC	4.500	09/01/24	32,553
62,298	FGLMC	4.500	09/01/24	66,837
156,639	FGLMC	4.500	09/01/24	168,052
29,996	FGLMC	5.500	09/01/24	33,036
1,159,251	FGLMC	4.000	10/01/24	1,234,136
78,610	FGLMC	4.500	10/01/24	86,159
37,076	FGLMC	4.500	10/01/24	39,778
47,456	FGLMC	4.500	11/01/24	50,913
77,604	FGLMC	4.500	12/01/24	83,258
357,554	FGLMC	5.500	12/01/24	388,722
60,828	FGLMC	4.500	02/01/25	65,260
1,650,260	FGLMC	4.000	03/01/25	1,756,348
43,471	FGLMC	4.500	06/01/25	46,638
79,676	FGLMC	4.500	07/01/25	85,481
1,558,562	FGLMC	3.500	10/01/25	1,650,510
974,571	FGLMC	4.000	10/01/25	1,037,526
2,425,072	FGLMC	3.500	11/01/25	2,568,141
1,480,669	FGLMC	3.500	11/01/25	1,568,021
645,815	FGLMC	3.500	12/01/25	683,916
387,337	FGLMC	3.000	01/01/26	409,600
459,968	FGLMC	4.000	04/01/26	489,681

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$823,177		FGLMC	4.000%	05/01/26	$876,352
203,621		FGLMC	5.500	07/01/26	223,238
2,658,073		FGLMC	4.000	08/01/26	2,829,780
20,394		FGLMC	6.000	08/01/26	22,483
672,628		FGLMC	3.000	09/01/26	711,289
2,108,368		FGLMC	3.000	10/01/26	2,229,552
2,985,624		FGLMC	3.500	10/01/26	3,161,763
98,244		FGLMC	5.000	10/01/26	107,963
32,508		FGLMC	5.500	10/01/26	35,539
9,152,968		FGLMC	3.000	02/01/27	9,679,060
4,870,926		FGLMC	2.500	05/01/27	5,127,520
341,067		FGLMC	6.000	12/01/27	374,938
551,180		FGLMC	5.000	03/01/28	596,935
51,024		FGLMC	5.500	05/01/28	55,749
456		FGLMC	6.500	10/01/28	521
449,305		FGLMC	5.500	01/01/29	490,906
8,432		FGLMC	6.500	01/01/29	9,631
95,925		FGLMC	4.000	02/01/29	104,108
2,194		FGLMC	6.500	03/01/29	2,590
184,121		FGLMC	4.500	04/01/29	198,809
66,789		FGLMC	6.500	05/01/29	78,814
18,265		FGLMC	6.500	07/01/29	21,461
95,612		FGLMC	5.000	12/01/29	103,816
149,943		FGLMC	4.000	08/01/30	162,733
759,789		FGLMC	4.500	01/01/31	823,726
1,490		FGLMC	8.000	01/01/31	1,836
791,320		FGLMC	4.000	03/01/31	858,821
99,674		FGLMC	4.000	05/01/31	108,176
805,994		FGLMC	4.500	05/01/31	889,940
347,691		FGLMC	4.000	06/01/31	377,350
1,091,676		FGLMC	4.000	08/01/31	1,184,797
864,685		FGLMC	4.000	09/01/31	938,444
14,859		FGLMC	6.500	09/01/31	17,286
25,777		FGLMC	8.000	09/01/31	32,099
418,203		FGLMC	3.500	11/01/31	450,189
142,735		FGLMC	7.000	12/01/31	169,722
72,942		FGLMC	6.500	01/01/32	84,858
181,647		FGLMC	6.000	02/01/32	203,545
4,793,739		FGLMC	3.000	03/01/32	5,089,656
60,496		FGLMC	7.000	04/01/32	71,934
54,857		FGLMC	6.500	05/01/32	62,657
3,500,000	h	FGLMC	3.500	09/01/32	3,767,695
66,204		FGLMC	5.500	11/01/32	72,809
69,926		FGLMC	6.000	02/01/33	78,356
278,375		FGLMC	5.000	03/01/33	304,609
132,940		FGLMC	6.000	03/01/33	148,967
38,834		FGLMC	6.000	03/01/33	43,516
377,997		FGLMC	6.000	03/01/33	423,567
119,844		FGLMC	5.000	04/01/33	131,138
29,240		FGLMC	6.000	04/01/33	32,765
1,865,662		FGLMC	5.000	06/01/33	2,033,505
666,426		FGLMC	5.500	06/01/33	732,087

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$245,225	FGLMC	4.500%	07/01/33	$264,367
35,992	FGLMC	5.000	08/01/33	39,383
376,531	FGLMC	5.000	08/01/33	414,721
63,935	FGLMC	6.500	08/01/33	73,984
627,508	FGLMC	5.000	09/01/33	703,902
250,318	FGLMC	5.500	09/01/33	280,691
188,472	FGLMC	5.500	09/01/33	210,534
272,831	FGLMC	5.500	09/01/33	305,595
155,422	FGLMC	5.500	09/01/33	170,735
110,597	FGLMC	4.000	10/01/33	119,496
64,181	FGLMC	5.000	10/01/33	70,230
371,257	FGLMC	5.500	10/01/33	415,841
491,894	FGLMC	5.500	12/01/33	540,974
132,928	FGLMC	5.500	12/01/33	146,025
1,099,750	FGLMC	7.000	12/01/33	1,307,678
1,245,125	FGLMC	5.000	01/01/34	1,362,467
32,276	FGLMC	5.500	02/01/34	35,456
189,159	FGLMC	5.000	03/01/34	205,566
208,496	FGLMC	5.500	03/01/34	230,315
437,716	FGLMC	5.000	05/01/34	475,684
200,911	FGLMC	4.500	06/01/34	216,594
611,232	FGLMC	5.000	06/01/34	664,251
122,108	FGLMC	5.500	06/01/34	133,987
80,605	FGLMC	6.000	06/01/34	90,323
252,132	FGLMC	6.000	09/01/34	279,771
41,061	FGLMC	5.000	11/01/34	44,634
2,056,994	FGLMC	5.500	11/01/34	2,257,092
1,159,839	FGLMC	5.000	12/01/34	1,260,444
203,510	FGLMC	5.500	12/01/34	223,561
95,545	FGLMC	5.500	12/01/34	105,436
13,633	FGLMC	5.500	01/01/35	14,959
22,636	FGLMC	5.500	01/01/35	24,838
92,515	FGLMC	5.500	01/01/35	101,514
600,983	FGLMC	4.500	04/01/35	647,894
425,768	FGLMC	6.000	05/01/35	473,106
70,397	FGLMC	6.000	05/01/35	77,696
447,198	FGLMC	7.000	05/01/35	531,749
81,148	FGLMC	5.500	06/01/35	89,042
137,661	FGLMC	5.500	06/01/35	151,052
2,471,448	FGLMC	5.000	07/01/35	2,690,458
90,246	FGLMC	5.000	07/01/35	98,244
82,693	FGLMC	6.000	07/01/35	91,267
119,442	FGLMC	5.000	08/01/35	130,027
58,575	FGLMC	5.500	08/01/35	64,231
239,328	FGLMC	6.000	08/01/35	264,142
54,269	FGLMC	4.500	09/01/35	58,463
425,716	FGLMC	5.000	10/01/35	463,441
72,621	FGLMC	5.000	10/01/35	79,056
429,795	FGLMC	5.000	10/01/35	474,584
1,841,855	FGLMC	5.500	10/01/35	2,023,327
66,753	FGLMC	5.000	12/01/35	72,668
327,518	FGLMC	5.000	12/01/35	356,541

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$132,928	FGLMC	6.000%	01/01/36	$146,336
125,377	FGLMC	5.000	02/01/36	136,488
61,307	FGLMC	5.000	02/01/36	66,740
77,739	FGLMC	6.000	02/01/36	85,799
740,817	FGLMC	5.500	04/01/36	816,493
83,748	FGLMC	5.500	05/01/36	91,894
27,347	FGLMC	6.500	05/01/36	31,160
2,891,240	FGLMC	6.000	06/01/36	3,182,881
484,187	FGLMC	5.000	07/01/36	526,110
355,418	FGLMC	6.000	07/01/36	394,379
96,893	FGLMC	6.000	08/01/36	106,667
78,449	FGLMC	6.000	09/01/36	87,113
210,069	FGLMC	6.500	10/01/36	239,361
134,815	FGLMC	5.500	11/01/36	147,297
305,885	FGLMC	6.000	11/01/36	336,740
1,537,195	FGLMC	6.000	12/01/36	1,692,253
740,672	FGLMC	6.000	03/01/37	815,384
181,937	FGLMC	6.500	03/01/37	204,666
1,010,952	FGLMC	5.500	04/01/37	1,102,660
136,328	FGLMC	5.000	05/01/37	147,813
78,845	FGLMC	5.000	06/01/37	85,488
527,303	FGLMC	5.500	06/01/37	575,137
1,924,079	FGLMC	6.000	07/01/37	2,115,156
415,568	FGLMC	6.000	08/01/37	461,772
174,126	FGLMC	6.000	09/01/37	193,486
2,067,549	FGLMC	5.500	10/01/37	2,271,258
92,130	FGLMC	6.000	11/01/37	101,280
698,305	FGLMC	6.500	11/01/37	796,186
298,581	FGLMC	6.000	01/01/38	328,233
119,173	FGLMC	6.000	02/01/38	131,008
1,219,540	FGLMC	6.000	02/01/38	1,340,650
1,036,242	FGLMC	5.000	03/01/38	1,123,536
1,216,209	FGLMC	5.000	04/01/38	1,342,950
99,500	FGLMC	5.000	04/01/38	111,147
2,107,924	FGLMC	5.500	04/01/38	2,310,341
495,835	FGLMC	5.500	05/01/38	540,349
55,827	FGLMC	5.500	06/01/38	60,839
146,291	FGLMC	6.000	07/01/38	160,819
186,154	FGLMC	5.500	08/01/38	204,030
645,110	FGLMC	5.500	08/01/38	704,840
217,495	FGLMC	5.000	09/01/38	235,817
3,002,570	FGLMC	5.500	09/01/38	3,272,131
837,734	FGLMC	5.500	09/01/38	918,440
36,089	FGLMC	5.500	10/01/38	39,329
1,144,757	FGLMC	6.000	11/01/38	1,258,440
64,515	FGLMC	4.500	02/01/39	69,400
2,996,181	FGLMC	5.000	02/01/39	3,248,583
211,895	FGLMC	5.500	02/01/39	230,919
42,714	FGLMC	4.500	03/01/39	45,948
788,136	FGLMC	5.000	03/01/39	872,016
171,398	FGLMC	6.000	03/01/39	188,419
118,088	FGLMC	4.500	04/01/39	131,180

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$5,540,956	FGLMC	4.500%	04/01/39	$6,069,574
2,056,486	FGLMC	4.000	05/01/39	2,211,663
1,167,708	FGLMC	4.500	05/01/39	1,256,120
45,437	FGLMC	4.500	05/01/39	48,878
554,685	FGLMC	4.500	05/01/39	614,364
4,110,986	FGLMC	4.500	05/01/39	4,422,247
839,003	FGLMC	5.000	05/01/39	911,648
1,993,664	FGLMC	4.000	06/01/39	2,144,102
471,182	FGLMC	4.500	06/01/39	506,857
194,658	FGLMC	5.000	06/01/39	215,375
97,093	FGLMC	5.500	06/01/39	105,810
2,314,430	FGLMC	4.000	07/01/39	2,489,071
83,910	FGLMC	4.500	07/01/39	90,263
169,352	FGLMC	4.500	07/01/39	182,175
1,082,256	FGLMC	4.500	07/01/39	1,164,199
596,136	FGLMC	5.000	07/01/39	646,355
1,592,640	FGLMC	5.500	07/01/39	1,737,115
79,484	FGLMC	4.500	08/01/39	85,502
223,234	FGLMC	5.000	08/01/39	242,040
805,730	FGLMC	4.000	09/01/39	866,529
1,417,122	FGLMC	5.000	09/01/39	1,567,944
35,919	FGLMC	5.500	09/01/39	39,840
4,143,204	FGLMC	6.500	09/01/39	4,723,955
234,340	FGLMC	4.500	10/01/39	261,237
699,623	FGLMC	4.500	10/01/39	752,595
179,508	FGLMC	4.500	10/01/39	200,111
118,205	FGLMC	4.000	11/01/39	127,125
550,627	FGLMC	4.500	11/01/39	592,317
170,048	FGLMC	5.000	11/01/39	184,374
69,105	FGLMC	5.000	11/01/39	74,927
402,040	FGLMC	4.500	12/01/39	432,480
966,921	FGLMC	4.500	12/01/39	1,040,131
528,263	FGLMC	4.500	12/01/39	585,099
1,756,797	FGLMC	4.500	12/01/39	1,945,809
1,227,833	FGLMC	5.500	12/01/39	1,339,214
1,146,107	FGLMC	4.500	01/01/40	1,232,883
66,536	FGLMC	5.000	01/01/40	73,617
216,753	FGLMC	5.500	01/01/40	236,212
499,296	FGLMC	5.500	03/01/40	544,589
131,684	FGLMC	4.500	04/01/40	145,852
742,717	FGLMC	4.500	04/01/40	801,040
1,050,185	FGLMC	5.000	04/01/40	1,155,062
436,500	FGLMC	5.000	04/01/40	477,091
12,397,860	FGLMC	4.500	05/01/40	13,336,556
7,065,625	FGLMC	5.000	05/01/40	7,771,241
24,958	FGLMC	4.500	06/01/40	26,918
3,811,907	FGLMC	5.500	06/01/40	4,176,642
5,946,138	FGLMC	4.500	07/01/40	6,413,069
116,384	FGLMC	4.500	08/01/40	125,523
1,086,311	FGLMC	5.000	08/01/40	1,187,328
226,632	FGLMC	5.000	08/01/40	247,707
2,235,505	FGLMC	5.000	08/01/40	2,502,558

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,527,853	FGLMC	4.000%	09/01/40	$1,644,096
6,064,058	FGLMC	4.000	12/01/40	6,641,023
1,532,914	FGLMC	3.500	01/01/41	1,644,889
515,076	FGLMC	3.500	01/01/41	552,701
1,262,930	FGLMC	4.000	01/01/41	1,359,017
1,071,038	FGLMC	3.500	02/01/41	1,149,274
1,754,573	FGLMC	4.000	02/01/41	1,888,249
5,232,077	FGLMC	4.000	02/01/41	5,630,147
7,157,908	FGLMC	4.000	04/01/41	7,706,974
1,761,540	FGLMC	4.500	04/01/41	1,905,923
427,165	FGLMC	5.000	04/01/41	467,422
1,781,037	FGLMC	4.500	05/01/41	1,927,018
2,422,877	FGLMC	4.500	06/01/41	2,621,466
3,883,671	FGLMC	3.500	10/01/41	4,167,361
3,996,201	FGLMC	5.000	10/01/41	4,395,286
3,038,755	FGLMC	4.500	12/01/41	3,287,825
2,711,714	FGLMC	3.500	01/01/42	2,909,796
4,525,998	FGLMC	3.500	02/01/42	4,856,608
4,866,205	FGLMC	3.500	04/01/42	5,227,748
8,792,387	FGLMC	4.000	05/01/42	9,628,940
1,344,211	FGLMC	3.000	08/01/42	1,418,439
1,211	Federal National Mortgage Association (FNMA)	5.000	06/01/13	1,255
541,331	FNMA	4.440	07/01/13	548,002
653	FNMA	6.000	09/01/13	659
499,261	FNMA	4.757	10/01/13	512,514
566	FNMA	6.500	12/01/13	581
425,793	FNMA	4.791	02/01/14	438,841
682,621	FNMA	4.640	11/01/14	725,000
350,579	FNMA	4.870	03/01/16	354,112
51,927	FNMA	6.000	04/01/16	56,084
62,865	FNMA	5.500	09/01/16	68,184
5,209	FNMA	6.500	10/01/16	5,594
42,108	FNMA	6.500	11/01/16	45,221
27,534	FNMA	6.500	04/01/17	29,954
24,090	FNMA	6.000	05/01/17	25,991
128,008	FNMA	5.000	09/01/17	139,580
22,709	FNMA	6.000	11/01/17	24,217
1,626,548	FNMA	5.000	12/01/17	1,773,590
252,985	FNMA	5.000	12/01/17	275,855
18,717	FNMA	5.000	12/01/17	20,409
2,136,052	FNMA	5.000	01/01/18	2,329,155
1,953,753	FNMA	4.500	02/01/18	2,113,847
276,174	FNMA	4.500	04/01/18	298,804
54,520	FNMA	5.000	04/01/18	59,449
37,864	FNMA	5.500	04/01/18	41,412
408,494	FNMA	5.500	04/01/18	446,635
23,850	FNMA	5.500	05/01/18	26,084
575,676	FNMA	4.500	06/01/18	622,848
880,037	FNMA	4.000	08/01/18	943,486
76,665	FNMA	4.000	08/01/18	82,193
231,263	FNMA	4.500	09/01/18	250,213
161,082	FNMA	4.500	10/01/18	174,282

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$420,267	FNMA	5.000%	11/01/18	$458,260
9,183	FNMA	5.000	01/01/19	10,014
21,878	FNMA	6.000	01/01/19	24,160
50,547	FNMA	4.500	05/01/19	54,705
128,906	FNMA	4.500	06/01/19	139,509
21,621	FNMA	4.500	06/01/19	23,399
145,288	FNMA	5.000	07/01/19	158,422
588,317	FNMA	5.000	10/01/19	641,502
90,609	FNMA	4.500	11/01/19	98,062
76,500	FNMA	4.500	12/01/19	82,792
89,687	FNMA	5.000	03/01/20	97,795
28,158	FNMA	5.000	04/01/20	30,708
61,393	FNMA	4.500	06/01/20	65,967
42,954	FNMA	4.500	09/01/20	46,487
43,652	FNMA	4.500	10/01/20	47,216
63,388	FNMA	4.500	11/01/20	68,602
166,989	FNMA	5.000	12/01/20	182,111
394,955	FNMA	5.500	01/01/21	428,376
144,399	FNMA	5.000	03/01/21	157,453
993,124	FNMA	6.000	04/01/21	1,081,502
112,943	FNMA	5.500	08/01/21	123,276
32,147	FNMA	6.000	08/01/21	35,395
20,248	FNMA	5.000	10/01/21	22,081
50,381	FNMA	5.000	11/01/21	54,935
27,626	FNMA	5.500	11/01/21	30,154
61,171	FNMA	5.500	10/01/22	66,768
24,630	FNMA	6.000	10/01/22	27,236
19,543	FNMA	5.000	03/01/23	21,255
64,360	FNMA	4.500	04/01/23	69,493
530,597	FNMA	4.500	06/01/23	572,915
45,645	FNMA	5.000	06/01/23	49,593
44,650	FNMA	5.500	06/01/23	49,355
194,993	FNMA	5.000	07/01/23	211,859
497,215	FNMA	5.000	07/01/23	540,222
3,135,884	FNMA	5.000	07/01/23	3,410,554
57,937	FNMA	5.500	08/01/23	63,238
82,630	FNMA	5.000	11/01/23	91,572
28,618	FNMA	5.500	11/01/23	31,290
1,164,272	FNMA	5.500	01/01/24	1,270,797
73,227	FNMA	5.500	02/01/24	81,035
466,552	FNMA	4.000	03/01/24	499,315
34,482	FNMA	4.500	04/01/24	37,233
718,832	FNMA	4.000	05/01/24	769,311
2,007,552	FNMA	4.000	05/01/24	2,148,529
40,985	FNMA	4.000	06/01/24	43,863
47,680	FNMA	4.500	07/01/24	52,556
40,455	FNMA	5.500	07/01/24	44,768
639	FNMA	8.000	07/01/24	766
239,583	FNMA	4.500	08/01/24	258,690
929,928	FNMA	4.000	09/01/24	995,230
204,552	FNMA	4.000	09/01/24	218,916
130,557	FNMA	4.500	09/01/24	140,970

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$108,512	FNMA	5.000%	01/01/25	$119,983
227,222	FNMA	4.500	02/01/25	245,912
35,805	FNMA	4.500	03/01/25	38,750
1,599,539	FNMA	4.500	03/01/25	1,731,108
485,317	FNMA	5.000	03/01/25	536,622
410,200	FNMA	4.500	04/01/25	443,941
1,342,602	FNMA	4.500	04/01/25	1,453,037
1,629,764	FNMA	4.000	06/01/25	1,743,702
1,528,864	FNMA	4.500	06/01/25	1,654,620
582,148	FNMA	4.000	08/01/25	622,847
216,947	FNMA	5.500	08/01/25	239,806
2,611,890	FNMA	3.500	09/01/25	2,781,896
2,806,215	FNMA	4.000	09/01/25	3,003,277
3,469,404	FNMA	3.500	10/01/25	3,695,225
1,047,392	FNMA	5.000	10/01/25	1,154,189
1,834,036	FNMA	4.000	11/01/25	1,962,254
2,571,828	FNMA	3.500	12/01/25	2,739,226
651,767	FNMA	4.000	03/01/26	697,536
1,698,589	FNMA	4.000	06/01/26	1,817,869
1,393,694	FNMA	3.500	08/01/26	1,484,408
1,157,809	FNMA	3.500	09/01/26	1,233,170
713,019	FNMA	4.000	09/01/26	763,089
1,832,777	FNMA	3.500	10/01/26	1,952,071
42,218	FNMA	6.000	10/01/26	46,728
2,190,335	FNMA	3.000	11/01/26	2,325,569
5,373,883	FNMA	3.000	04/01/27	5,709,870
3,397,353	FNMA	3.000	04/01/27	3,609,764
2,355,367	FNMA	3.500	05/01/27	2,522,662
2,428,653	FNMA	2.500	06/01/27	2,555,588
4,908,749	FNMA	3.000	06/01/27	5,215,656
390,003	FNMA	6.000	08/01/27	431,414
4,000,000	FNMA	2.500	09/01/27	4,209,062
150,752	FNMA	5.500	09/01/27	165,600
19,492	FNMA	5.500	01/01/28	21,400
16,737	FNMA	5.000	02/01/28	18,402
842,011	FNMA	5.000	05/01/28	925,762
94,826	FNMA	5.500	06/01/28	104,107
16,721	FNMA	5.500	11/01/28	18,347
57	FNMA	7.500	01/01/29	68
123,538	FNMA	4.000	03/01/29	134,080
541,555	FNMA	4.500	04/01/29	587,872
1,088	FNMA	6.500	04/01/29	1,277
308,147	FNMA	4.000	05/01/29	334,443
200,110	FNMA	4.500	06/01/29	217,225
51,511	FNMA	4.000	07/01/29	55,906
3,683	FNMA	7.500	07/01/29	3,841
310	FNMA	7.500	07/01/29	311
996,354	FNMA	4.500	08/01/29	1,081,566
154,207	FNMA	4.500	09/01/29	167,299
83,878	FNMA	4.500	11/01/29	90,999
47,685	FNMA	4.500	01/01/30	51,733
142,247	FNMA	4.000	03/01/30	154,386

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$56,833		FNMA	4.500%	05/01/30	$61,658
75,602		FNMA	4.500	06/01/30	82,020
670,377		FNMA	4.500	08/01/30	730,224
145,148		FNMA	4.000	09/01/30	157,535
800,060		FNMA	4.000	10/01/30	868,333
1,063,777		FNMA	4.000	11/01/30	1,154,554
266,281		FNMA	4.500	12/01/30	290,053
314,247		FNMA	3.500	02/01/31	338,419
394,932		FNMA	4.000	02/01/31	428,634
295		FNMA	7.500	02/01/31	314
2,495		FNMA	7.500	03/01/31	3,060
848,412		FNMA	3.500	04/01/31	913,671
115,171		FNMA	4.000	04/01/31	125,000
15,056		FNMA	6.000	05/01/31	17,002
1,397		FNMA	7.500	05/01/31	1,533
2,743,066		FNMA	4.500	07/01/31	3,085,879
609,888		FNMA	4.500	07/01/31	679,461
3,898,488		FNMA	4.000	08/01/31	4,231,165
265,328		FNMA	4.000	09/01/31	287,970
1,435		FNMA	6.500	09/01/31	1,668
116,584		FNMA	6.000	11/01/31	131,659
13,955		FNMA	6.500	11/01/31	16,225
1,345,121		FNMA	3.500	01/01/32	1,448,588
27,680		FNMA	6.000	01/01/32	31,317
47,052		FNMA	6.000	01/01/32	53,136
32,349		FNMA	6.000	02/01/32	36,532
95,083		FNMA	6.500	04/01/32	109,615
239,530		FNMA	6.500	07/01/32	277,003
24,857		FNMA	6.500	08/01/32	28,746
1,743,894	h	FNMA	3.000	09/01/32	1,853,179
292,059		FNMA	6.000	09/01/32	329,824
35,422		FNMA	7.500	09/01/32	43,535
258,196		FNMA	5.500	10/01/32	286,532
45,972		FNMA	6.000	10/01/32	52,032
70,537		FNMA	6.000	11/01/32	79,834
109,043		FNMA	5.500	12/01/32	121,010
14,927		FNMA	5.500	12/01/32	16,565
133,642		FNMA	6.000	12/01/32	150,923
643,079		FNMA	5.500	01/01/33	713,653
1,390,502		FNMA	6.000	01/01/33	1,557,741
42,285		FNMA	5.000	02/01/33	46,471
807,063		FNMA	5.000	02/01/33	886,958
31,001		FNMA	6.000	04/01/33	35,087
5,257,232		FNMA	5.500	05/01/33	5,834,177
290,971		FNMA	5.000	06/01/33	318,610
587,338		FNMA	5.500	06/01/33	651,794
86,067		FNMA	4.500	07/01/33	93,602
311,138		FNMA	5.000	07/01/33	341,939
453,408		FNMA	4.500	08/01/33	493,107
243,110		FNMA	4.500	08/01/33	264,396
151,615		FNMA	5.000	08/01/33	166,625
412,508		FNMA	5.500	09/01/33	464,739

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$163,508		FNMA	5.500%	09/01/33	$183,721
85,631		FNMA	6.000	09/01/33	96,917
816,894		FNMA	4.500	10/01/33	888,418
168,104		FNMA	5.000	10/01/33	184,745
117,405		FNMA	5.000	10/01/33	129,027
1,992,424		FNMA	5.500	10/01/33	2,281,436
1,085,321		FNMA	5.500	10/01/33	1,235,970
68,610		FNMA	4.500	11/01/33	74,617
3,529,749		FNMA	5.000	11/01/33	3,879,178
137,119		FNMA	5.000	11/01/33	150,693
1,278,026		FNMA	5.000	12/01/33	1,404,544
1,249,898		FNMA	5.500	12/01/33	1,423,392
445,000		FNMA	5.000	02/01/34	489,053
1,614,306		FNMA	6.000	02/01/34	1,827,084
66,215		FNMA	5.000	03/01/34	72,771
2,720,525		FNMA	5.000	03/01/34	2,989,845
139,283		FNMA	5.000	03/01/34	153,071
41,537		FNMA	5.000	03/01/34	45,649
49,033		FNMA	5.000	03/01/34	53,888
112,022		FNMA	5.000	03/01/34	123,111
415,960		FNMA	5.000	04/01/34	454,604
425,772		FNMA	5.500	04/01/34	472,497
188,858		FNMA	4.500	05/01/34	204,950
39,376		FNMA	4.500	05/01/34	42,823
92,958		FNMA	5.500	07/01/34	102,637
136,187		FNMA	5.500	07/01/34	150,367
101,989		FNMA	7.000	07/01/34	122,318
143,680		FNMA	5.000	08/01/34	157,904
1,176,689		FNMA	5.000	08/01/34	1,287,520
106,342		FNMA	6.000	08/01/34	120,358
569,453		FNMA	6.000	08/01/34	644,512
65,397		FNMA	4.500	09/01/34	70,969
2,376,198		FNMA	5.500	09/01/34	2,623,604
20,136		FNMA	5.500	11/01/34	22,233
178,422		FNMA	6.000	11/01/34	200,092
35,667		FNMA	5.000	12/01/34	39,198
23,755		FNMA	5.500	12/01/34	26,229
58,187		FNMA	6.000	12/01/34	65,629
3,152,321		FNMA	4.500	01/01/35	3,428,325
279,512		FNMA	5.500	01/01/35	309,269
7,324,982		FNMA	5.500	02/01/35	8,128,850
307,269		FNMA	5.500	02/01/35	339,261
2,020,383		FNMA	5.500	04/01/35	2,300,824
242,656		FNMA	6.000	04/01/35	273,354
287,270		FNMA	6.000	04/01/35	322,891
318,530		FNMA	5.500	05/01/35	362,744
393,308		FNMA	6.000	05/01/35	442,077
128,186		FNMA	5.000	06/01/35	140,867
8,174		FNMA	7.500	06/01/35	9,099
12,031	i	FNMA	4.621	07/01/35	12,958
301,524		FNMA	5.000	07/01/35	337,168
746,727		FNMA	4.500	08/01/35	809,423

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$561,091		FNMA	5.000%	08/01/35	$614,270
1,253,986		FNMA	5.000	08/01/35	1,372,835
36,873		FNMA	4.500	09/01/35	40,101
36,198		FNMA	4.500	09/01/35	39,237
78,118		FNMA	5.500	09/01/35	86,691
978,171		FNMA	5.000	10/01/35	1,070,879
1,127,382		FNMA	5.500	10/01/35	1,279,113
57,884		FNMA	5.000	11/01/35	62,882
1,611,235		FNMA	5.500	11/01/35	1,776,980
18,402		FNMA	4.500	12/01/35	19,947
139,298		FNMA	5.500	12/01/35	153,509
715,909		FNMA	6.000	12/01/35	797,408
371,656	i	FNMA	2.703	02/01/36	398,659
48,192		FNMA	5.000	02/01/36	52,021
3,100,921		FNMA	5.000	02/01/36	3,395,627
80,944		FNMA	5.000	02/01/36	87,376
242,347		FNMA	6.500	02/01/36	275,781
1,961,027		FNMA	6.000	03/01/36	2,170,480
36,031		FNMA	5.000	05/01/36	39,344
2,109,873		FNMA	6.000	06/01/36	2,371,488
205,751	i	FNMA	2.760	07/01/36	220,768
153,159		FNMA	6.000	07/01/36	170,815
1,040,030		FNMA	6.500	07/01/36	1,184,357
2,191,813		FNMA	5.500	08/01/36	2,406,322
828,245		FNMA	6.500	08/01/36	962,939
80,407		FNMA	5.500	09/01/36	88,779
203,847		FNMA	6.500	09/01/36	231,321
87,065		FNMA	6.500	09/01/36	99,148
252,223		FNMA	6.000	10/01/36	279,163
104,162		FNMA	6.500	11/01/36	118,617
36,246	i	FNMA	5.715	12/01/36	38,947
770,489		FNMA	6.000	12/01/36	852,784
85,122	i	FNMA	2.793	01/01/37	91,568
301,367		FNMA	5.500	01/01/37	330,861
11,122	i	FNMA	2.261	02/01/37	11,822
2,070,399		FNMA	5.500	02/01/37	2,273,025
48,025		FNMA	6.000	02/01/37	53,154
62,037		FNMA	7.000	02/01/37	74,081
19,738	i	FNMA	2.798	03/01/37	21,211
9,470		FNMA	5.000	03/01/37	10,332
221,347		FNMA	6.500	03/01/37	252,226
651,695		FNMA	6.500	03/01/37	740,326
22,935	i	FNMA	5.543	04/01/37	24,878
367,080		FNMA	7.000	04/01/37	438,348
775,619		FNMA	5.000	05/01/37	846,221
33,581		FNMA	7.000	05/01/37	40,101
122,078	i	FNMA	5.240	06/01/37	132,063
241,442		FNMA	5.500	06/01/37	264,769
147,181		FNMA	5.500	08/01/37	162,505
96,894		FNMA	6.000	08/01/37	107,303
127,876		FNMA	6.500	08/01/37	145,067
482,047		FNMA	6.500	08/01/37	546,443

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$217,226		FNMA	5.500%	09/01/37	$247,378
511,619		FNMA	6.000	09/01/37	579,854
715,376		FNMA	6.000	09/01/37	810,787
309,371		FNMA	6.000	09/01/37	342,414
234,690		FNMA	6.000	09/01/37	265,308
315,937		FNMA	6.000	09/01/37	358,074
405,826		FNMA	6.500	09/01/37	458,366
75,369		FNMA	6.500	09/01/37	85,205
642,460	i	FNMA	4.589	10/01/37	690,996
169,987		FNMA	6.500	10/01/37	193,701
1,269,364		FNMA	5.500	11/01/37	1,392,008
3,118,332		FNMA	6.000	11/01/37	3,451,395
123,607		FNMA	7.000	11/01/37	147,604
15,432		FNMA	6.500	01/01/38	17,585
55,263		FNMA	6.500	01/01/38	62,972
881,035		FNMA	5.500	02/01/38	966,160
38,196		FNMA	6.500	02/01/38	43,461
126,129		FNMA	7.000	02/01/38	150,616
67,678		FNMA	5.000	03/01/38	73,839
96,049		FNMA	5.000	03/01/38	104,792
122,107	i	FNMA	5.030	03/01/38	131,377
158,903		FNMA	5.500	03/01/38	174,256
35,496		FNMA	6.000	03/01/38	40,042
933,474		FNMA	6.500	03/01/38	1,064,315
244,521		FNMA	6.500	03/01/38	278,794
89,016		FNMA	6.500	03/01/38	101,493
130,079		FNMA	6.500	03/01/38	148,312
69,144		FNMA	5.000	04/01/38	75,438
3,180,673		FNMA	5.500	04/01/38	3,487,984
2,095,041		FNMA	6.000	04/01/38	2,314,225
78,582		FNMA	4.500	05/01/38	85,082
1,946,341		FNMA	5.000	05/01/38	2,123,510
6,102,899		FNMA	5.000	05/01/38	6,669,869
2,064,198		FNMA	6.000	07/01/38	2,284,671
28,759	i	FNMA	4.798	08/01/38	30,889
17,231	i	FNMA	5.339	08/01/38	18,570
160,070	i	FNMA	4.916	10/01/38	172,295
25,242		FNMA	6.000	10/01/38	27,882
248,504		FNMA	5.500	11/01/38	272,514
41,771		FNMA	5.000	12/01/38	45,573
4,576,591	h	FNMA	5.500	12/01/38	5,047,377
1,023,273		FNMA	4.500	01/01/39	1,107,910
1,554,576		FNMA	5.000	01/01/39	1,696,084
358,578		FNMA	5.000	01/01/39	391,218
3,751,696		FNMA	5.500	01/01/39	4,114,179
818,567		FNMA	5.500	01/01/39	897,655
274,565		FNMA	6.000	01/01/39	303,290
483,742		FNMA	6.000	01/01/39	534,351
1,535,390		FNMA	4.500	02/01/39	1,662,386
2,648,558		FNMA	4.500	02/01/39	2,867,625
1,376,322		FNMA	4.500	02/01/39	1,490,161
58,446		FNMA	5.500	02/01/39	64,093

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,439,711		FNMA	4.000%	04/01/39	$2,631,131
64,648		FNMA	5.500	04/01/39	71,359
3,364,942	h	FNMA	4.500	05/01/39	3,743,161
1,312,360		FNMA	4.500	05/01/39	1,420,908
188,422		FNMA	4.500	06/01/39	204,007
83,824	i	FNMA	3.965	07/01/39	89,521
640,308		FNMA	4.500	07/01/39	693,270
328,554		FNMA	4.500	07/01/39	355,729
64,686		FNMA	5.000	07/01/39	71,584
104,858	i	FNMA	3.549	08/01/39	111,911
444,072	i	FNMA	3.690	08/01/39	473,126
7,205,383		FNMA	4.000	08/01/39	7,770,716
1,025,419		FNMA	4.000	08/01/39	1,105,874
1,877,348		FNMA	4.500	08/01/39	2,032,627
3,741,544		FNMA	4.500	08/01/39	4,162,092
71,474		FNMA	4.500	08/01/39	80,490
68,067		FNMA	5.000	08/01/39	74,263
6,781,395		FNMA	5.000	08/01/39	7,398,683
2,367,341		FNMA	4.000	09/01/39	2,553,082
145,771		FNMA	5.000	09/01/39	159,040
808,467		FNMA	5.500	09/01/39	910,834
4,289,923		FNMA	6.500	10/01/39	4,888,382
106,356		FNMA	5.000	11/01/39	118,928
3,213,358		FNMA	4.000	12/01/39	3,465,478
249,794		FNMA	4.500	12/01/39	278,651
11,548,917		FNMA	4.500	12/01/39	12,504,153
914,976		FNMA	4.500	12/01/39	990,655
139,037	i	FNMA	3.687	01/01/40	147,827
172,604		FNMA	4.500	01/01/40	186,880
231,747		FNMA	5.000	01/01/40	256,463
2,690,913		FNMA	6.000	02/01/40	2,973,356
900,163		FNMA	4.500	03/01/40	977,430
2,217,312		FNMA	4.500	03/01/40	2,400,711
104,856		FNMA	5.000	03/01/40	117,612
94,905		FNMA	4.500	04/01/40	103,052
3,439,627		FNMA	5.000	04/01/40	3,806,470
3,757,049		FNMA	5.000	04/01/40	4,135,778
607,254	i	FNMA	3.503	05/01/40	642,290
680,784	i	FNMA	3.606	05/01/40	720,938
1,159,493	i	FNMA	3.728	05/01/40	1,232,095
83,383		FNMA	4.500	05/01/40	92,755
268,388		FNMA	4.500	07/01/40	291,426
322,307		FNMA	4.500	07/01/40	349,973
282,367		FNMA	5.000	07/01/40	316,718
181,702	i	FNMA	3.487	08/01/40	191,411
2,443,908		FNMA	4.500	08/01/40	2,645,175
2,517,237		FNMA	5.000	08/01/40	2,771,189
4,312,097		FNMA	4.500	09/01/40	4,682,235
2,049,162		FNMA	4.500	09/01/40	2,225,056
7,441,547		FNMA	6.000	09/01/40	8,236,364
691,447		FNMA	3.500	10/01/40	742,256
3,259,177		FNMA	4.000	10/01/40	3,515,911

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$5,123,497		FNMA	4.500%	10/01/40	$5,563,283
4,379,551		FNMA	3.500	11/01/40	4,701,369
3,537,986		FNMA	4.000	11/01/40	3,816,681
5,079,513		FNMA	4.000	11/01/40	5,479,639
6,266,276		FNMA	4.000	11/01/40	6,759,885
557,138		FNMA	4.500	11/01/40	615,060
1,088,866	i	FNMA	3.275	12/01/40	1,150,129
1,506,799		FNMA	4.000	12/01/40	1,655,864
7,538,893		FNMA	4.500	12/01/40	8,186,010
165,676		FNMA	3.500	01/01/41	177,850
463,151	i	FNMA	3.149	02/01/41	487,922
993,696		FNMA	3.500	02/01/41	1,066,715
4,740,939		FNMA	4.000	02/01/41	5,114,393
4,533,529		FNMA	4.000	03/01/41	4,890,645
3,635,436		FNMA	4.500	04/01/41	3,947,492
1,124,584		FNMA	4.500	05/01/41	1,223,224
3,947,235		FNMA	4.500	06/01/41	4,293,455
1,229,048	i	FNMA	3.236	07/01/41	1,297,975
10,106,156		FNMA	4.000	09/01/41	10,905,400
5,724,055		FNMA	4.500	09/01/41	6,226,124
2,436,902	i	FNMA	2.930	10/01/41	2,564,403
461,886	i	FNMA	3.154	10/01/41	490,421
2,430,999		FNMA	3.500	11/01/41	2,609,634
3,069,102	i	FNMA	2.847	12/01/41	3,232,884
3,398,492		FNMA	4.000	12/01/41	3,667,261
6,141,715		FNMA	3.500	03/01/42	6,593,981
3,198,660		FNMA	3.500	04/01/42	3,470,689
4,853,392		FNMA	5.000	04/01/42	5,499,933
5,745,635	h	FNMA	5.000	05/01/42	6,304,551
2,970,035		FNMA	3.000	06/01/42	3,138,524
16,762,653		FNMA	3.500	06/01/42	17,997,028
9,965,239		FNMA	3.500	09/01/42	10,699,063
21,027		Government National Mortgage Association (GNMA)	5.000	02/15/18	22,628
74,995		GNMA	4.500	02/15/19	82,265
30,895		GNMA	4.500	01/20/24	33,761
166,935		GNMA	4.000	04/15/24	181,292
21,217		GNMA	4.500	07/15/24	23,198
552,600		GNMA	4.000	08/15/24	600,126
151,022		GNMA	4.500	08/15/24	165,120
485,859		GNMA	4.000	09/15/24	527,645
61,462		GNMA	4.500	01/15/25	67,180
504,897		GNMA	4.000	08/15/25	548,320
280,193		GNMA	3.500	03/15/26	302,722
399,682		GNMA	4.000	04/15/26	434,057
318,383		GNMA	4.000	06/20/26	340,628
479,069		GNMA	3.500	11/20/26	515,951
1,859,763		GNMA	3.000	12/15/26	1,996,921
4,792,456		GNMA	2.500	04/20/27	5,093,482
10,902		GNMA	6.500	09/15/28	12,851
1,716		GNMA	6.500	09/15/28	2,028
5,324		GNMA	6.500	11/15/28	6,283
1,361		GNMA	7.500	11/15/28	1,584

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$9,620	GNMA	8.500%	10/15/30	$10,503
6,976	GNMA	8.500	10/20/30	8,774
955	GNMA	8.500	12/15/30	1,198
1,256	GNMA	7.000	06/20/31	1,523
1,080	GNMA	6.500	07/15/31	1,285
5,779	GNMA	7.000	07/15/31	6,913
3,905	GNMA	7.000	07/15/31	4,671
5,176	GNMA	7.500	02/15/32	5,342
568,743	GNMA	6.000	10/15/32	649,155
91,639	GNMA	5.500	12/20/32	102,892
189,172	GNMA	5.500	05/15/33	212,110
34,342	GNMA	5.000	07/15/33	38,138
163,145	GNMA	5.500	07/15/33	182,646
30,633	GNMA	5.000	07/20/33	34,099
76,037	GNMA	5.000	08/15/33	84,797
188,744	GNMA	5.000	08/15/33	211,903
438,097	GNMA	5.500	09/15/33	491,698
383,480	GNMA	6.000	11/20/33	437,355
169,022	GNMA	5.500	05/20/34	189,988
256,128	GNMA	6.000	09/20/34	291,331
24,896	GNMA	5.000	10/20/34	27,721
689,597	GNMA	5.500	11/15/34	770,736
204,892	GNMA	6.500	01/15/35	237,669
131,180	GNMA	5.500	02/20/35	147,207
2,773,320	GNMA	5.000	03/20/35	3,087,980
879,996	GNMA	5.000	04/15/35	977,156
934,310	GNMA	5.500	05/20/35	1,046,704
39,127	GNMA	5.000	09/20/35	43,517
38,893	GNMA	5.000	11/15/35	43,070
31,064	GNMA	5.000	11/15/35	34,400
302,003	GNMA	5.500	02/20/36	338,333
33,818	GNMA	5.500	03/15/36	37,807
110,249	GNMA	5.500	05/20/36	123,235
27,727	GNMA	6.500	06/15/36	32,658
1,086,909	GNMA	5.500	06/20/36	1,214,942
46,771	GNMA	5.000	09/15/36	51,837
56,675	GNMA	6.000	09/15/36	64,148
95,776	GNMA	6.000	10/20/36	108,513
49,609	GNMA	5.000	12/15/36	54,891
55,674	GNMA	5.500	01/15/37	61,964
52,470	GNMA	6.000	01/20/37	59,448
1,717,751	GNMA	5.500	02/15/37	1,911,813
175,993	GNMA	6.000	02/20/37	199,398
1,314,711	GNMA	6.000	04/15/37	1,489,754
30,788	GNMA	6.500	04/15/37	35,614
751,041	GNMA	6.000	04/20/37	849,045
86,931	GNMA	6.000	06/15/37	98,325
108,220	GNMA	6.000	08/20/37	122,342
79,042	GNMA	6.500	08/20/37	91,111
411,306	GNMA	6.500	11/20/37	474,113
424,112	GNMA	6.000	12/15/37	479,700
33,159	GNMA	5.000	02/20/38	36,652

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$980,689		GNMA	5.000%	04/15/38	$1,081,407
37,097		GNMA	5.500	05/20/38	41,374
108,903		GNMA	5.500	06/15/38	121,751
313,369		GNMA	6.000	06/20/38	354,261
835,007		GNMA	5.500	07/15/38	929,080
543,788		GNMA	5.500	07/20/38	606,484
83,539		GNMA	5.500	08/15/38	92,951
1,118,418		GNMA	6.000	08/15/38	1,264,311
456,978		GNMA	6.000	08/15/38	516,589
272,614		GNMA	6.000	08/20/38	308,188
189,751		GNMA	5.000	10/15/38	209,238
41,370		GNMA	5.500	10/15/38	46,432
41,613		GNMA	6.500	10/20/38	47,967
59,908		GNMA	6.500	10/20/38	69,131
21,502		GNMA	5.500	11/15/38	23,926
157,679		GNMA	6.500	11/20/38	181,757
1,562,569		GNMA	6.000	12/15/38	1,766,400
19,970		GNMA	6.500	12/15/38	22,782
106,726		GNMA	5.000	01/15/39	118,087
418,089		GNMA	6.500	01/20/39	481,931
220,651		GNMA	5.000	02/15/39	244,139
74,302		GNMA	6.000	02/15/39	83,995
1,720,397		GNMA	4.500	03/15/39	1,895,547
281,991		GNMA	4.500	03/15/39	310,699
58,108		GNMA	4.500	03/20/39	64,284
66,302	i	GNMA	5.000	03/20/39	70,691
803,336		GNMA	5.500	03/20/39	895,958
121,288		GNMA	4.500	04/15/39	133,636
1,362,316		GNMA	5.500	04/15/39	1,523,035
36,673		GNMA	5.000	04/20/39	40,536
162,155		GNMA	4.000	05/15/39	179,192
3,495,100		GNMA	4.500	05/15/39	3,850,930
2,028,270		GNMA	5.000	05/15/39	2,244,181
154,225		GNMA	4.000	05/20/39	169,930
465,408		GNMA	4.500	05/20/39	514,879
6,920,913		GNMA	4.500	06/15/39	7,625,517
54,336		GNMA	4.500	06/15/39	59,868
4,254,875		GNMA	5.000	06/15/39	4,719,777
84,897		GNMA	5.000	06/15/39	93,934
4,956,601		GNMA	5.000	06/15/39	5,498,176
81,124		GNMA	5.000	06/15/39	89,760
175,749		GNMA	5.000	06/15/39	193,963
78,068		GNMA	4.000	06/20/39	86,017
56,631		GNMA	5.000	06/20/39	62,597
118,277		GNMA	4.500	07/15/39	130,319
210,266		GNMA	4.500	07/15/39	231,673
74,748		GNMA	5.000	07/15/39	82,705
873,762		GNMA	4.500	07/20/39	966,639
800,270		GNMA	5.000	07/20/39	884,566
72,223		GNMA	5.500	07/20/39	80,640
327,317		GNMA	4.000	08/15/39	361,708
1,443,346		GNMA	5.000	08/15/39	1,596,992

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$90,262		GNMA	5.500%	08/15/39	$100,431
150,831		GNMA	6.000	08/15/39	170,507
208,592		GNMA	4.000	08/20/39	229,833
233,922		GNMA	5.000	08/20/39	259,731
133,974		GNMA	5.000	09/15/39	148,236
316,902		GNMA	5.000	09/20/39	351,868
91,854		GNMA	4.500	10/15/39	101,205
45,713		GNMA	5.000	10/15/39	50,580
86,604		GNMA	4.500	10/20/39	95,636
124,145		GNMA	4.500	11/15/39	137,559
125,846		GNMA	4.500	11/20/39	139,324
154,549		GNMA	5.000	11/20/39	172,228
4,809,119		GNMA	4.500	12/15/39	5,298,726
223,711		GNMA	4.500	12/15/39	246,486
122,138		GNMA	4.500	12/20/39	135,218
4,730,465		GNMA	5.000	12/20/39	5,271,581
4,053,267		GNMA	4.500	01/20/40	4,487,365
59,654		GNMA	5.500	01/20/40	66,532
2,723,482		GNMA	5.500	02/15/40	3,030,314
238,056		GNMA	4.000	03/15/40	262,944
76,522		GNMA	5.000	03/15/40	84,859
67,428		GNMA	4.500	04/15/40	74,545
1,381,382		GNMA	5.000	04/15/40	1,531,884
179,841		GNMA	4.500	04/20/40	199,675
32,424		GNMA	4.500	05/15/40	35,764
827,324		GNMA	5.000	05/15/40	917,461
1,712,116	i	GNMA	3.000	05/20/40	1,809,672
38,472		GNMA	4.500	05/20/40	42,715
84,705		GNMA	4.500	06/15/40	93,646
13,106,782		GNMA	4.500	06/15/40	14,531,266
93,612		GNMA	4.500	06/15/40	103,494
852,539		GNMA	5.000	06/20/40	948,211
533,520		GNMA	4.500	07/15/40	589,838
2,139,724		GNMA	4.500	07/15/40	2,365,589
6,160,333		GNMA	4.500	07/20/40	6,839,745
190,331		GNMA	5.000	07/20/40	212,103
3,999,344		GNMA	4.000	08/15/40	4,419,543
1,328,770		GNMA	4.000	08/15/40	1,468,380
352,107		GNMA	4.500	08/15/40	390,155
479,296		GNMA	4.500	08/20/40	532,156
364,939		GNMA	4.500	09/20/40	405,191
105,875		GNMA	5.500	09/20/40	118,214
148,029		GNMA	6.500	09/20/40	172,021
100,846		GNMA	4.000	10/15/40	112,608
377,556		GNMA	6.000	10/20/40	428,948
1,143,419		GNMA	4.000	11/15/40	1,263,554
4,197,351		GNMA	4.000	11/20/40	4,635,918
1,078,083		GNMA	3.500	12/15/40	1,184,086
1,789,601		GNMA	5.500	12/20/40	1,995,934
4,287,981		GNMA	4.000	01/15/41	4,738,507
11,049,157		GNMA	4.000	01/20/41	12,203,646
1,092,145		GNMA	4.000	02/15/41	1,206,893

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,635,701		GNMA	4.500%	02/20/41	$4,035,303
2,084,643		GNMA	4.500	03/15/41	2,306,966
4,858,757		GNMA	4.500	04/20/41	5,392,786
1,006,506		GNMA	5.000	04/20/41	1,119,446
543,381	i	GNMA	4.000	06/20/41	582,705
1,272,423		GNMA	4.000	07/15/41	1,406,113
1,714,529		GNMA	4.000	07/20/41	1,893,674
5,609,209		GNMA	4.500	07/20/41	6,207,771
5,483,141		GNMA	5.000	07/20/41	6,098,404
1,677,682		GNMA	4.500	08/15/41	1,848,483
2,696,618		GNMA	5.000	08/20/41	2,999,205
300,934	i	GNMA	3.000	09/20/41	320,342
7,306,200	h	GNMA	4.000	09/20/41	8,050,193
518,493		GNMA	4.000	10/15/41	572,969
783,098	i	GNMA	2.500	10/20/41	820,520
485,150	i	GNMA	3.500	10/20/41	518,906
9,308,277		GNMA	4.000	10/20/41	10,247,392
1,587,197		GNMA	5.500	10/20/41	1,772,178
2,346,570		GNMA	3.500	11/15/41	2,575,098
5,862,461		GNMA	5.000	11/20/41	6,515,010
4,821,468		GNMA	3.500	01/20/42	5,281,229
2,381,086	i	GNMA	3.000	02/20/42	2,537,334
2,432,543		GNMA	3.500	03/20/42	2,664,503
6,050,171		GNMA	4.500	03/20/42	6,715,149
4,405,203		GNMA	3.500	04/15/42	4,834,219
4,938,551		GNMA	3.500	05/20/42	5,431,083
4,936,202		GNMA	3.500	05/20/42	5,406,903
1,991,383	i	GNMA	2.000	07/20/42	2,080,799
4,975,986		GNMA	3.500	07/20/42	5,450,482
1,326,638		GNMA	6.500	01/15/44	1,444,184

		TOTAL MORTGAGE BACKED			1,049,740,462

MUNICIPAL BONDS - 1.0%
300,000		American Municipal Power-Ohio, Inc	7.834	02/15/41	423,501
500,000		American Municipal Power-Ohio, Inc	6.270	02/15/50	582,815
500,000		Bay Area Toll Authority	6.263	04/01/49	703,695
200,000		Central Puget Sound Regional Transit Authority	5.491	11/01/39	252,578
150,000		Colorado Bridge Enterprise	6.078	12/01/40	194,466
200,000		Commonwealth of Massachusetts	4.200	12/01/21	229,174
500,000		Commonwealth of Massachusetts	5.731	06/01/40	657,505
195,000		Commonwealth of Pennsylvania	5.850	07/15/30	225,779
200,000		County of Clark NV	6.820	07/01/45	284,906
200,000		District of Columbia	5.591	12/01/34	252,306
100,000		East Baton Rouge Sewerage Commission	6.087	02/01/45	112,092
400,000		Government Development Bank for Puerto Rico	3.670	05/01/14	407,688
500,000		Government Development Bank for Puerto Rico	4.375	02/01/19	513,490
100,000		Kentucky Asset Liability Commission	3.165	04/01/18	104,192
30,000		Los Angeles Unified School District	5.750	07/01/34	35,352
100,000		Massachusetts School Building Authority	5.715	08/15/39	128,886
100,000		Metropolitan Government of Nashville & Davidson County	6.731	07/01/43	119,249
940,000		Metropolitan Transportation Authority	6.648	11/15/39	1,229,417
250,000		Municipal Electric Authority of Georgia	6.637	04/01/57	290,367

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		Municipal Electric Authority of Georgia	6.655%	04/01/57	$576,095
972,000		New Jersey Economic Development Authority	7.425	02/15/29	1,228,404
35,000		New Jersey State Turnpike Authority	7.414	01/01/40	51,646
800,000		New Jersey Transportation Trust Fund Authority	5.754	12/15/28	943,976
1,100,000		New York City Municipal Water Finance Authority	5.790	06/15/41	1,247,708
600,000		New York State Dormitory Authority	5.289	03/15/33	708,576
130,000		New York State Dormitory Authority	5.628	03/15/39	160,928
400,000		New York State Urban Development Corp	5.838	03/15/40	506,040
100,000		Ohio State University	4.910	06/01/40	118,220
250,000		Oregon School Boards Association	5.680	06/30/28	299,478
100,000		Oregon State Department of Transportation	5.834	11/15/34	129,611
200,000		Port Authority of New York & New Jersey	6.040	12/01/29	255,302
100,000		Salt River Project Agricultural Improvement & Power District	4.839	01/01/41	119,011
800,000		Santa Clara Valley Transportation Authority	5.876	04/01/32	976,440
300,000		State of California	5.750	03/01/17	347,241
100,000		State of California	6.200	10/01/19	118,018
100,000		State of California	5.700	11/01/21	113,547
100,000	i	State of California	5.650	04/01/39	102,484
285,000		State of California	7.550	04/01/39	386,605
2,900,000		State of California	7.300	10/01/39	3,789,749
1,740,000		State of California	7.625	03/01/40	2,367,374
300,000		State of Connecticut	5.090	10/01/30	344,928
250,000		State of Connecticut	5.850	03/15/32	312,237
100,000		State of Illinois	4.511	03/01/15	106,026
400,000		State of Illinois	4.961	03/01/16	435,956
2,200,000		State of Illinois	5.100	06/01/33	2,132,152
1,295,000		State of Illinois	6.725	04/01/35	1,457,756
300,000		State of Oregon	5.762	06/01/23	364,929
100,000		State of Texas	4.631	04/01/33	116,254
50,000		State of Texas	5.517	04/01/39	65,160
1,000,000		State of Texas	4.681	04/01/40	1,165,470
100,000		State of Utah	3.539	07/01/25	108,225
200,000		State of Washington	5.090	08/01/33	237,370
200,000		State Public School Building Authority	5.000	09/15/27	229,338
2,000,000		Tennessee Valley Authority	4.500	04/01/18	2,381,348
750,000		Tennessee Valley Authority	3.875	02/15/21	880,732
500,000		Tennessee Valley Authority	5.880	04/01/36	703,994
1,000,000		Tennessee Valley Authority	4.625	09/15/60	1,223,656
200,000		University of California	5.770	05/15/43	246,242
100,000		University of Pennsylvania	4.674	09/01/12	114,025
700,000		University of Texas	4.794	08/15/46	828,933
150,000		Virginia Commonwealth Transportation Board	5.350	05/15/35	184,136

		TOTAL MUNICIPAL BONDS			34,932,778

U.S. TREASURY SECURITIES - 35.9%
278,400		United States Treasury Bond	7.500	11/15/16	358,070
160,000		United States Treasury Bond	8.750	05/15/17	219,800
139,200		United States Treasury Bond	8.875	08/15/17	194,489
1,681,000		United States Treasury Bond	9.000	11/15/18	2,502,589
151,300		United States Treasury Bond	8.125	08/15/19	223,475
375,700		United States Treasury Bond	7.875	02/15/21	573,295

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$125,000	United States Treasury Bond	8.125%	05/15/21	$194,502
122,000	United States Treasury Bond	8.125	08/15/21	191,178
13,379,100	United States Treasury Bond	8.000	11/15/21	20,956,059
1,500,000	United States Treasury Bond	6.375	08/15/27	2,301,562
26,060,000	United States Treasury Bond	5.250	02/15/29	36,549,150
24,429,000	United States Treasury Bond	5.375	02/15/31	35,334,252
4,644,000	United States Treasury Bond	4.375	02/15/38	6,113,389
6,983,000	United States Treasury Bond	3.500	02/15/39	8,016,268
241,000	United States Treasury Bond	4.500	08/15/39	324,371
850,000	United States Treasury Bond	4.375	11/15/39	1,123,461
915,000	United States Treasury Bond	4.625	02/15/40	1,255,837
3,380,000	United States Treasury Bond	4.375	05/15/40	4,471,635
12,585,000	United States Treasury Bond	3.875	08/15/40	15,375,334
11,185,000	United States Treasury Bond	4.250	11/15/40	14,523,029
5,075,000	United States Treasury Bond	4.750	02/15/41	7,112,135
26,350,000	United States Treasury Bond	4.375	05/15/41	34,913,750
10,000,000	United States Treasury Bond	3.750	08/15/41	11,956,250
2,300,000	United States Treasury Bond	3.125	11/15/41	2,450,218
4,550,000	United States Treasury Bond	3.125	02/15/42	4,840,062
7,500,000	United States Treasury Bond	3.000	05/15/42	7,776,562
3,450,000	United States Treasury Bond	2.750	08/15/42	3,392,861
20,000,000	United States Treasury Note	0.125	08/31/13	19,990,620
9,575,000	United States Treasury Note	0.750	09/15/13	9,626,245
6,550,000	United States Treasury Note	0.125	09/30/13	6,545,651
196,000	United States Treasury Note	3.125	09/30/13	201,719
13,700,000	United States Treasury Note	0.250	10/31/13	13,707,494
2,710,000	United States Treasury Note	2.750	10/31/13	2,784,419
1,000,000	United States Treasury Note	0.250	11/30/13	1,000,508
8,284,000	United States Treasury Note	2.000	11/30/13	8,456,150
683,000	United States Treasury Note	1.500	12/31/13	693,992
37,000,000	United States Treasury Note	0.250	01/31/14	37,017,353
49,000,000	United States Treasury Note	0.250	02/28/14	49,022,981
36,150,000	United States Treasury Note	1.250	03/15/14	36,686,611
10,000,000	United States Treasury Note	0.250	03/31/14	10,003,120
18,000,000	United States Treasury Note	0.250	04/30/14	18,004,914
4,693,000	United States Treasury Note	1.875	04/30/14	4,814,539
750,000	United States Treasury Note	4.750	05/15/14	804,873
15,000,000	United States Treasury Note	0.250	05/31/14	15,004,680
11,198,000	United States Treasury Note	2.250	05/31/14	11,571,554
15,000,000	United States Treasury Note	0.250	06/30/14	15,002,925
6,784,000	United States Treasury Note	2.625	06/30/14	7,065,692
2,000,000	United States Treasury Note	0.125	07/31/14	1,995,860
185,000	United States Treasury Note	2.625	07/31/14	193,050
117,000	United States Treasury Note	4.250	08/15/14	125,725
10,000,000	United States Treasury Note	0.250	08/31/14	10,001,950
5,583,000	United States Treasury Note	2.375	08/31/14	5,809,592
14,000,000	United States Treasury Note	0.250	09/15/14	14,001,092
4,910,000	United States Treasury Note	2.375	09/30/14	5,118,675
9,860,000	United States Treasury Note	2.375	10/31/14	10,292,144
16,000,000	United States Treasury Note	0.375	11/15/14	16,038,752
1,280,000	United States Treasury Note	2.125	11/30/14	1,331,300
9,000,000	United States Treasury Note	0.250	12/15/14	8,997,894

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$6,310,000	United States Treasury Note	2.250%	01/31/15	$6,599,869
5,000,000	United States Treasury Note	0.375	03/15/15	5,012,110
100	United States Treasury Note	2.500	03/31/15	106
7,170,000	United States Treasury Note	2.500	04/30/15	7,577,794
1,240,000	United States Treasury Note	2.125	05/31/15	1,299,965
20,000,000	United States Treasury Note	0.375	06/15/15	20,042,180
3,120,000	United States Treasury Note	1.875	06/30/15	3,254,550
6,895,000	United States Treasury Note	1.750	07/31/15	7,175,109
19,000,000	United States Treasury Note	0.250	08/15/15	18,970,322
1,775,000	United States Treasury Note	4.250	08/15/15	1,974,272
11,340,000	United States Treasury Note	1.250	08/31/15	11,648,312
20,000,000	United States Treasury Note	0.250	09/15/15	19,965,620
18,805,000	United States Treasury Note	1.250	09/30/15	19,326,538
27,300,000	United States Treasury Note	1.250	10/31/15	28,065,683
23,550,000	United States Treasury Note	1.375	11/30/15	24,309,864
5,000,000	United States Treasury Note	2.125	12/31/15	5,285,545
5,400,000	United States Treasury Note	2.000	01/31/16	5,694,046
10,650,000	United States Treasury Note	2.125	02/29/16	11,284,836
250,000	United States Treasury Note	2.625	02/29/16	269,141
9,000,000	United States Treasury Note	2.250	03/31/16	9,585,000
14,000,000	United States Treasury Note	2.000	04/30/16	14,797,342
164,000	United States Treasury Note	5.125	05/15/16	191,713
11,250,000	United States Treasury Note	1.750	05/31/16	11,795,805
5,000,000	United States Treasury Note	1.500	06/30/16	5,199,220
10,750,000	United States Treasury Note	1.500	07/31/16	11,182,516
970,000	United States Treasury Note	3.250	07/31/16	1,073,896
14,000,000	United States Treasury Note	1.000	08/31/16	14,297,500
14,200,000	United States Treasury Note	1.000	09/30/16	14,501,750
23,050,000	United States Treasury Note	1.000	10/31/16	23,534,419
173,000	United States Treasury Note	4.625	11/15/16	202,167
15,250,000	United States Treasury Note	0.875	11/30/16	15,496,623
4,000,000	United States Treasury Note	0.875	12/31/16	4,062,500
50,300,000	United States Treasury Note	0.875	01/31/17	51,070,194
16,250,000	United States Treasury Note	0.875	02/28/17	16,500,104
220,000	United States Treasury Note	3.000	02/28/17	243,650
21,300,000	United States Treasury Note	1.000	03/31/17	21,726,000
16,500,000	United States Treasury Note	0.875	04/30/17	16,733,326
30,400,000	United States Treasury Note	0.625	05/31/17	30,476,000
11,000,000	United States Treasury Note	0.750	06/30/17	11,083,358
20,200,000	United States Treasury Note	0.500	07/31/17	20,100,576
17,300,000	United States Treasury Note	0.625	08/31/17	17,310,812
16,000,000	United States Treasury Note	0.625	09/30/17	15,997,504
8,414,000	United States Treasury Note	4.250	11/15/17	9,934,435
8,044,000	United States Treasury Note	2.750	12/31/17	8,903,703
8,127,000	United States Treasury Note	2.625	01/31/18	8,947,323
6,172,000	United States Treasury Note	2.625	04/30/18	6,805,111
6,266,000	United States Treasury Note	3.875	05/15/18	7,347,374
7,862,000	United States Treasury Note	2.375	05/31/18	8,560,366
13,065,000	United States Treasury Note	2.250	07/31/18	14,142,863
13,350,000	United States Treasury Note	1.500	08/31/18	13,871,478
2,802,400	United States Treasury Note	2.750	02/15/19	3,122,269
3,000,000	United States Treasury Note	1.000	06/30/19	2,999,298

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,750,000		United States Treasury Note	1.000%	08/31/19	$1,745,625
1,377,000		United States Treasury Note	3.625	02/15/20	1,622,709
1,132,000		United States Treasury Note	3.500	05/15/20	1,325,412
7,342,000		United States Treasury Note	2.625	08/15/20	8,116,926
5,650,000		United States Treasury Note	2.625	11/15/20	6,237,950
5,900,000		United States Treasury Note	3.625	02/15/21	6,984,585
27,610,000		United States Treasury Note	2.125	08/15/21	29,206,189
6,070,000		United States Treasury Note	2.000	11/15/21	6,336,983
10,500,000		United States Treasury Note	2.000	02/15/22	10,920,819
1,000,000		United States Treasury Note	1.750	05/15/22	1,014,062
13,000,000		United States Treasury Note	1.625	08/15/22	12,985,778

		TOTAL U.S. TREASURY SECURITIES			1,261,204,752

		TOTAL GOVERNMENT BONDS			2,627,086,675
		(Cost $2,543,682,746)

STRUCTURED ASSETS - 2.2%

ASSET BACKED - 0.3%
800,000		Ally Auto Receivables Trust	0.800	10/16/17	803,527
		Series - 2012 4 (Class A4)
340,000		AmeriCredit Automobile Receivables Trust	5.190	08/17/15	357,595
		Series - 2010 1 (Class C)
590,000		AmeriCredit Automobile Receivables Trust	3.340	04/08/16	616,212
		Series - 2010 3 (Class C)
500,000		AmeriCredit Automobile Receivables Trust	2.670	01/08/18	512,378
		Series - 2012 1 (Class C)
850,000		Capital One Multi-Asset Execution Trust	5.050	12/17/18	970,613
		Series - 2006 A3 (Class A3)
500,000		Capital One Multi-Asset Execution Trust	5.750	07/15/20	613,547
		Series - 2007 A7 (Class A7)
600,000		Centerpoint Energy Transistion	3.460	08/15/19	662,366
		Series - 0 1 (Class A2)
600,000		CenterPoint Energy Transition Bond Co LLC	2.161	10/15/21	629,476
		Series - 2012 1 (Class A2)
135,000		CitiBank Credit Card Issuance Trust	4.900	06/23/16	145,547
		Series - 2009 A4 (Class A4)
750,000		CitiBank Credit Card Issuance Trust	5.650	09/20/19	918,371
		Series - 2007 A8 (Class A8)
310,000		CitiBank Credit Card Issuance Trust	5.350	02/07/20	377,921
		Series - 2008 A1 (Class A1)
375,000		Detroit Edison Securitization Funding LLC	6.620	03/01/16	414,067
		Series - 2001 1 (Class A6)
1,000,000		Discover Card Master Trust	5.650	03/16/20	1,223,993
		Series - 2007 A1 (Class A1)
260,000		Ford Credit Auto Owner Trust	3.560	01/15/17	271,297
		Series - 2010 B (Class D)
400,000		Nissan Auto Receivables Owner Trust	1.000	07/16/18	405,837
		Series - 2012 A (Class A4)
29,027	i	Residential Asset Securities Corp	6.489	10/25/30	27,534
		Series - 2001 KS2 (Class AI6)
15,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	14,925
		Series - 2006 HI1 (Class M2)

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$400,000		Santander Drive Auto Receivables Trust	0.830%	12/15/16	$402,217
		Series - 2012 5 (Class A3)
200,000		Santander Drive Auto Receivables Trust	3.300	09/17/18	205,568
		Series - 2012 5 (Class D)
15,000	g	Vornado DP LLC	4.004	09/13/28	17,007
		Series - 2010 VNO (Class A2FX)

		TOTAL ASSET BACKED			9,589,998

OTHER MORTGAGE BACKED - 1.9%
1,000,000	i	Banc of America Commercial Mortgage, Inc	5.247	11/10/42	1,021,509
		Series - 2005 1 (Class A4)
105,000	i	Banc of America Commercial Mortgage, Inc	5.889	07/10/44	120,551
		Series - 2006 3 (Class A4)
450,000		Banc of America Commercial Mortgage, Inc	5.356	10/10/45	511,431
		Series - 2006 6 (Class A4)
359,206		Banc of America Commercial Mortgage, Inc	5.379	09/10/47	378,768
		Series - 2006 5 (Class AAB)
258,222		Banc of America Commercial Mortgage, Inc	5.449	01/15/49	272,412
		Series - 2007 1 (Class A3)
1,350,000	i	Banc of America Merrill Lynch Commercial Mortgage, Inc	5.364	09/10/47	1,520,489
		Series - 2005 6 (Class A4)
475,000		Banc of America Merrill Lynch Commercial Mortgage, Inc	5.620	02/10/51	503,866
		Series - 2007 5 (Class A3)
320,000		Bear Stearns Commercial Mortgage Securities	5.201	12/11/38	368,735
		Series - 2006 PW14 (Class A4)
280,000	i	Bear Stearns Commercial Mortgage Securities	5.619	03/11/39	318,242
		Series - 2006 PW11 (Class A4)
200,000	i	Bear Stearns Commercial Mortgage Securities	5.906	06/11/40	235,895
		Series - 2007 PW16 (Class A4)
355,000		Bear Stearns Commercial Mortgage Securities	4.674	06/11/41	387,463
		Series - 2005 PWR8 (Class A4)
540,577	i	Bear Stearns Commercial Mortgage Securities	5.468	06/11/41	574,990
		Series - 2004 PWR4 (Class A3)
825,000	i	Bear Stearns Commercial Mortgage Securities	5.582	09/11/41	917,245
		Series - 2006 PW13 (Class AM)
495,000		Bear Stearns Commercial Mortgage Securities	5.537	10/12/41	574,127
		Series - 2006 T24 (Class A4)
660,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	707,933
		Series - 2004 T16 (Class A6)
1,000,000	i	Bear Stearns Commercial Mortgage Securities	5.694	06/11/50	1,174,560
		Series - 2007 PW17 (Class A4)
550,000		Citigroup Commercial Mortgage Trust	4.733	10/15/41	587,689
		Series - 2004 C2 (Class A5)
106,683		Citigroup Commercial Mortgage Trust	5.205	12/11/49	108,669
		Series - 2007 CD4 (Class A2B)
585,000		Citigroup, Inc	5.322	12/11/49	666,095
		Series - 2007 CD4 (Class A4)
550,000	i	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.393	07/15/44	562,626
		Series - 2005 CD1 (Class AJ)
300,000	i	Commercial Mortgage Loan Trust	6.204	12/10/49	334,244
		Series - 2008 LS1 (Class ASM)

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$525,000	i	Commercial Mortgage Pass Through Certificates	5.940%	06/10/46	$599,099
		Series - 2006 C7 (Class A4)
255,000	i	Commercial Mortgage Pass Through Certificates	6.002	12/10/49	303,601
		Series - 2007 C9 (Class A4)
302,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.253	08/15/36	311,379
		Series - 2003 C4 (Class B)
2,789,000		Credit Suisse First Boston Mortgage Securities Corp	4.829	11/15/37	2,998,563
		Series - 2004 C5 (Class A4)
105,212		Credit Suisse Mortgage Capital Certificates	5.439	09/15/39	106,623
		Series - 2006 C4 (Class AAB)
190,000		Credit Suisse Mortgage Capital Certificates	5.467	09/15/39	214,360
		Series - 2006 C4 (Class A3)
2,100,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	2,161,421
		Series - 2006 C4 (Class AM)
250,000	i	CS First Boston Mortgage Securities Corp	5.416	05/15/36	265,403
		Series - 2004 C2 (Class A2)
264,283		CS First Boston Mortgage Securities Corp	3.936	05/15/38	267,218
		Series - 2003 C3 (Class A5)
290,000		CS First Boston Mortgage Securities Corp	4.052	05/15/38	293,999
		Series - 2003 C3 (Class B)
220,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	231,525
		Series - 2005 C5 (Class AJ)
625,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	693,249
		Series - 2005 C5 (Class A4)
271,054	i	GE Capital Commercial Mortgage Corp	5.451	11/10/45	281,214
		Series - 2005 C4 (Class ASB)
1,000,000	i	GE Capital Commercial Mortgage Corp	5.483	11/10/45	1,132,339
		Series - 2005 C4 (Class A4)
330,000		GMAC Commercial Mortgage Securities, Inc	5.023	04/10/40	341,843
		Series - 2003 C3 (Class A4)
180,000	i	Greenwich Capital Commercial Funding Corp	5.317	06/10/36	190,053
		Series - 0 GG1 (Class A7)
1,835,000	i	Greenwich Capital Commercial Funding Corp	5.224	04/10/37	2,035,784
		Series - 2005 GG5 (Class A5)
600,000	i	Greenwich Capital Commercial Funding Corp	5.277	04/10/37	630,381
		Series - 2005 GG5 (Class AM)
725,000	i	Greenwich Capital Commercial Funding Corp	6.065	07/10/38	840,376
		Series - 2006 GG7 (Class A4)
550,000		Greenwich Capital Commercial Funding Corp	5.444	03/10/39	628,002
		Series - 2007 GG9 (Class A4)
610,000		Greenwich Capital Commercial Funding Corp	5.475	03/10/39	631,345
		Series - 2007 GG9 (Class AM)
1,825,000	i	GS Mortgage Securities Corp II	5.553	04/10/38	2,072,888
		Series - 2006 GG6 (Class A4)
740,000	i	GS Mortgage Securities Corp II	5.622	04/10/38	794,357
		Series - 2006 GG6 (Class AM)
475,576		GS Mortgage Securities Corp II	5.535	11/10/39	495,673
		Series - 2006 GG8 (Class AAB)
1,350,000		GS Mortgage Securities Corp II	5.560	11/10/39	1,563,500
		Series - 2006 GG8 (Class A4)
90,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.633	12/05/27	107,722
		Series - 2009 IWST (Class A2)

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.115%	07/15/41	$531,735
		Series - 2004 LN2 (Class A2)
125,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.429	12/12/43	142,903
		Series - 2006 CB17 (Class A4)
1,000,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.359	12/15/44	1,125,987
		Series - 2005 LDP5 (Class A4)
200,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.061	04/15/45	225,072
		Series - 2006 LDP7 (Class AM)
2,315,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.447	05/15/45	2,322,019
		Series - 2006 LDP8 (Class A3B)
300,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.483	06/16/45	326,389
		Series - 2012 CBX (Class A4)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	4.171	08/15/46	572,443
		Series - 2011 C5 (Class A3)
590,311		JP Morgan Chase Commercial Mortgage Securities Corp	5.134	05/15/47	621,084
		Series - 2006 LDP9 (Class A2)
1,480,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.336	05/15/47	1,689,759
		Series - 2006 LDP9 (Class A3)
950,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	06/12/47	1,094,202
		Series - 2007 CB18 (Class A4)
450,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.003	06/15/49	488,154
		Series - 2007 LD11 (Class A3)
360,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.003	06/15/49	416,691
		Series - 2007 LD11 (Class A4)
400,000	i	LB-UBS Commercial Mortgage Trust	5.020	08/15/29	426,198
		Series - 2004 C6 (Class A6)
545,000		LB-UBS Commercial Mortgage Trust	4.742	02/15/30	588,010
		Series - 2005 C1 (Class A4)
415,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	457,732
		Series - 2005 C2 (Class A5)
380,000		LB-UBS Commercial Mortgage Trust	5.156	02/15/31	426,118
		Series - 2006 C1 (Class A4)
125,000		LB-UBS Commercial Mortgage Trust	5.372	09/15/39	144,370
		Series - 2006 C6 (Class A4)
1,405,000		LB-UBS Commercial Mortgage Trust	5.424	02/15/40	1,622,323
		Series - 2007 C1 (Class A4)
970,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	1,109,639
		Series - 2007 C2 (Class A3)
400,000		LB-UBS Commercial Mortgage Trust	5.455	02/15/40	429,940
		Series - 2007 C1 (Class AM)
875,000		LB-UBS Commercial Mortgage Trust	4.843	07/15/40	909,444
		Series - 2005 C3 (Class AJ)
400,000	i	LB-UBS Commercial Mortgage Trust	5.866	09/15/45	476,460
		Series - 2007 C7 (Class A3)
373,158	i	Merrill Lynch	5.382	07/12/46	385,402
		Series - 2006 3 (Class ASB)
425,000	i	Merrill Lynch	5.485	07/12/46	371,863
		Series - 2006 3 (Class AJ)
225,000	i	Merrill Lynch Mortgage Trust	5.390	11/12/37	226,419
		Series - 2005 CKI1 (Class AJ)
150,000	i	Merrill Lynch Mortgage Trust	5.390	11/12/37	168,002
		Series - 2005 CKI1 (Class A6)

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$290,000	i	Merrill Lynch Mortgage Trust	5.107%	07/12/38	$318,797
		Series - 2005 CIP1 (Class AM)
172,796	i	Merrill Lynch Mortgage Trust	5.802	05/12/39	173,596
		Series - 2006 C1 (Class A2)
235,000	i	Merrill Lynch Mortgage Trust	5.847	05/12/39	270,476
		Series - 2006 C1 (Class A4)
450,000	i	Merrill Lynch Mortgage Trust	6.042	06/12/50	483,646
		Series - 2007 C1 (Class A3)
475,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.603	02/12/39	539,496
		Series - 2006 1 (Class A4)
440,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	6.147	08/12/49	443,142
		Series - 2007 8 (Class AM)
150,000	i	Morgan Stanley Capital I	5.422	04/15/38	154,339
		Series - 2003 IQ5 (Class C)
375,000		Morgan Stanley Capital I	4.970	04/14/40	397,740
		Series - 2004 HQ4 (Class A7)
505,000	i	Morgan Stanley Capital I	5.270	06/13/41	537,615
		Series - 2004 T15 (Class A4)
1,255,000		Morgan Stanley Capital I	5.168	01/14/42	1,356,399
		Series - 2005 HQ5 (Class A4)
16,008		Morgan Stanley Capital I	6.231	01/11/43	16,046
		Series - 2008 T29 (Class A1)
590,000		Morgan Stanley Capital I	5.364	03/15/44	672,900
		Series - 2007 IQ13 (Class A4)
225,000	i	Morgan Stanley Capital I	5.731	07/12/44	259,906
		Series - 2006 HQ9 (Class A4)
750,000		Morgan Stanley Capital I	3.244	03/15/45	802,948
		Series - 2012 C4 (Class A4)
1,550,000	i	Morgan Stanley Capital I	5.692	04/15/49	1,774,130
		Series - 2007 IQ14 (Class A4)
205,000	i	Morgan Stanley Capital I	5.544	11/12/49	219,700
		Series - 2007 T25 (Class AM)
1,750,000		Morgan Stanley Capital I	5.809	12/12/49	2,075,899
		Series - 2007 IQ16 (Class A4)
245,000		Morgan Stanley Capital I	4.770	07/15/56	258,501
		Series - 0 IQ9 (Class AJ)
100,000		UBS Commercial Mortgage Trust	4.822	05/10/45	108,000
		Series - 2012 C1 (Class B)
400,000		UBS-Citigroup Commercial Mortgage Trust	3.595	01/10/45	436,028
		Series - 2011 C1 (Class A3)
100,000		Wachovia Bank Commercial Mortgage Trust	5.342	12/15/43	113,191
		Series - 2007 C30 (Class A5)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.469	12/15/44	1,125,848
		Series - 2005 C22 (Class A4)
131,427		Wachovia Bank Commercial Mortgage Trust	5.576	03/15/45	134,890
		Series - 2006 C24 (Class APB)
750,000		Wachovia Bank Commercial Mortgage Trust	5.678	05/15/46	879,608
		Series - 2007 C34 (Class A3)
300,000	i	Wachovia Bank Commercial Mortgage Trust	5.603	10/15/48	310,651
		Series - 2006 C28 (Class AM)
1,225,000	i	Wachovia Bank Commercial Mortgage Trust	6.122	02/15/51	1,443,993
		Series - 2007 C33 (Class A4)

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000	i	Wachovia Bank Commercial Mortgage Trust	6.122%	02/15/51	$233,469
		Series - 2007 C33 (Class A5)
1,250,000		WFRBS Commercial Mortgage Trust 2011-C5	2.684	11/15/44	1,331,055
		Series - 2011 C5 (Class A2)

		TOTAL OTHER MORTGAGE BACKED			66,209,823

		TOTAL STRUCTURED ASSETS			75,799,821
		(Cost $72,369,537)

		TOTAL BONDS			3,488,343,570
		(Cost $3,352,810,034)

SHORT-TERM INVESTMENTS - 1.4%
GOVERNMENT AGENCY DEBT - 1.4%
50,000,000		Federal Home Loan Bank (FHLB)	0.001	10/01/12	50,000,000

		TOTAL GOVERNMENT AGENCY DEBT			50,000,000

		TOTAL SHORT-TERM INVESTMENTS			50,000,000
		(Cost $50,000,000)

		TOTAL INVESTMENTS - 100.8% (Cost $3,402,810,034)			3,538,343,570
		OTHER ASSETS & LIABILITIES, NET - (0.8)%			(27,028,992)

		NET ASSETS - 100.0%			$3,511,314,578

		Abbreviation(s):
REIT		Real Estate Investment Trust

g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2012, the aggregate value of these securities amounted to $11,561,147 or 0.3% of net assets.

h		All or a portion of these securities were purchased on a delayed delivery basis.
i		Floating or variable rate security. Coupon rate reflects the rate at period end.
j		Zero coupon.

TIAA-CREF FUNDS - Social Choice Bond Fund

TIAA-CREF FUNDS
SOCIAL CHOICE BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 87.4%

CORPORATE BONDS - 14.4%

AUTOMOBILES & COMPONENTS - 0.5%
$250,000		Johnson Controls, Inc	2.600%	12/01/16	$262,580

		TOTAL AUTOMOBILES & COMPONENTS			262,580

BANKS - 1.5%
250,000		Northern Trust Corp	2.375	08/02/22	249,734
250,000		SVB Financial Group	5.375	09/15/20	284,381
250,000	i	US Bank NA	0.735	10/14/14	249,420

		TOTAL BANKS			783,535

CAPITAL GOODS - 0.5%
250,000	g	TYCO FLOW CONTROL FINANC	1.875	09/15/17	250,148

		TOTAL CAPITAL GOODS			250,148

DIVERSIFIED FINANCIALS - 1.9%
250,000		Capital One Financial Corp	3.150	07/15/16	265,474
400,000		Ford Motor Credit Co LLC	4.250	09/20/22	409,904
300,000	g	Harley-Davidson Financial Services, Inc	1.150	09/15/15	300,364

		TOTAL DIVERSIFIED FINANCIALS			975,742

ENERGY - 1.0%
250,000		Devon Energy Corp	1.875	05/15/17	254,844
250,000		EOG Resources, Inc	2.625	03/15/23	252,694

		TOTAL ENERGY			507,538

HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
250,000		Colgate-Palmolive Co	1.950	02/01/23	243,639

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			243,639

INSURANCE - 0.5%
250,000		Prudential Financial, Inc	3.000	05/12/16	263,194

		TOTAL INSURANCE			263,194

MATERIALS - 1.1%
250,000		Cliffs Natural Resources, Inc	4.800	10/01/20	245,334
250,000		Praxair, Inc	2.200	08/15/22	246,558
50,000	g	Rock-Tenn Co	4.000	03/01/23	50,808

		TOTAL MATERIALS			542,700

MEDIA - 0.5%
250,000		Time Warner Cable, Inc	4.500	09/15/42	249,319

		TOTAL MEDIA			249,319

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.0%
$250,000		Bristol-Myers Squibb Co	3.250%	08/01/42	$231,651
250,000		Merck & Co, Inc	1.100	01/31/18	250,621

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			482,272

REAL ESTATE - 1.0%
250,000		HCP, Inc	3.150	08/01/22	243,031
250,000		Ventas Realty LP	3.250	08/15/22	245,994

		TOTAL REAL ESTATE			489,025

TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
250,000		International Business Machines Corp	1.875	08/01/22	243,349

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			243,349

TRANSPORTATION - 2.4%
250,000		Burlington Northern Santa Fe LLC	3.050	03/15/22	258,388
210,000		CSX Corp	4.400	03/01/43	215,442
250,000		Norfolk Southern Corp	3.950	10/01/42	248,854
250,000		United Parcel Service, Inc	1.125	10/01/17	251,129
250,000		United Parcel Service, Inc	2.450	10/01/22	252,281

		TOTAL TRANSPORTATION			1,226,094

UTILITIES - 1.5%
260,000		CenterPoint Energy Houston Electric LLC	3.550	08/01/42	254,550
250,000		Pacific Gas & Electric Co	3.750	08/15/42	242,722
250,000	g	Topaz Solar Farms LLC	5.750	09/30/39	258,393

		TOTAL UTILITIES			755,665

		TOTAL CORPORATE BONDS			7,274,800

		(Cost $7,227,246)

GOVERNMENT BONDS - 64.0%

AGENCY SECURITIES - 6.8%
1,000,000		Federal Home Loan Mortgage Corp (FHLMC)	1.000	09/29/17	1,010,245
1,000,000		Federal National Mortgage Association (FNMA)	0.875	08/28/14	1,011,092
1,000,000		FNMA	0.500	09/28/15	1,002,678
		United States Department of Housing and Urban
395,000		Development	4.140	08/01/14	422,933

		TOTAL AGENCY SECURITIES			3,446,948

FOREIGN GOVERNMENT BONDS - 1.0%
250,000		Hydro Quebec	1.375	06/19/17	253,675
250,000		International Finance Corp	0.500	05/15/15	251,057

		TOTAL FOREIGN GOVERNMENT BONDS			504,732

MORTGAGE BACKED - 24.5%
266,365	h	Federal National Mortgage Association (FNMA)	4.500	10/01/19	288,192
507,154	h	FNMA	5.000	09/01/25	553,001
507,792	h	FNMA	3.500	11/01/25	553,221

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$979,350	h	FNMA	3.000%	05/01/27	$1,053,588
492,706	h	FNMA	5.000	11/01/33	541,482
487,639	h	FNMA	5.500	04/01/34	541,154
500,987	h	FNMA	5.500	08/01/37	555,967
1,698,772	h	FNMA	4.500	08/01/39	1,913,071
930,353	h	FNMA	4.500	04/01/40	1,047,717
985,416	h	FNMA	4.000	10/01/40	1,098,761
997,991	h	FNMA	3.500	08/01/42	1,085,983
375,881	h	Government National Mortgage Association (GNMA)	5.000	10/20/39	417,354
491,861	h	GNMA	4.000	06/15/40	543,348
976,883	h	GNMA	4.000	05/20/42	1,074,210
495,758	h	GNMA	3.500	06/20/42	543,032
491,242	h	GNMA	5.000	06/20/42	545,139

		TOTAL MORTGAGE BACKED			12,355,220

MUNICIPAL BONDS - 1.6%
250,000		American Municipal Power-Ohio, Inc	6.270	02/15/50	291,407
500,000		Metropolitan Council	1.900	09/01/21	495,840

		TOTAL MUNICIPAL BONDS			787,247

U.S. TREASURY SECURITIES - 30.1%
4,695,000		United States Treasury Bond	3.000	05/15/42	4,868,128
1,000,000		United States Treasury Note	0.625	08/31/17	1,000,625
6,000,000	h	United States Treasury Note	0.625	09/30/17	5,999,064
3,370,000		United States Treasury Note	1.625	08/15/22	3,366,313

		TOTAL U.S. TREASURY SECURITIES			15,234,130

		TOTAL GOVERNMENT BONDS			32,328,277

		(Cost $32,082,760)

STRUCTURED ASSETS - 9.0%

ASSET BACKED - 2.6%
250,000		Ally Master Owner Trust	1.720	07/15/19	252,235
		Series - 2012 4 (Class A)
250,000	g	Avis Budget Rental Car Funding AESOP LLC	2.100	03/20/19	255,010
		Series - 2012 3A (Class A)
241,707	g	DB/UBS Mortgage Trust	3.742	11/10/46	262,759
		Series - 2011 LC1A (Class A1)
260,000		Ford Credit Floorplan Master Owner Trust	2.370	09/15/15	260,740
		Series - 2011 2 (Class C)
250,000		UBS-Barclays Commercial Mortgage Trust	3.525	05/10/63	270,376
		Series - 2012 C2 (Class A4)

		TOTAL ASSET BACKED			1,301,120

OTHER MORTGAGE BACKED - 6.4%
250,000	g	7 WTC Depositor LLC Trust	4.082	03/13/31	262,561
		Series - 2012 7WTC (Class A)
250,000	i	Banc of America Commercial Mortgage, Inc	5.803	04/10/49	290,978
		Series - 2007 2 (Class A4)
510,803	i	Countrywide Home Loan Mortgage Pass Through Trust	2.801	11/20/34	454,706
		Series - 2004 HYB6 (Class A2)

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$250,000	g	GS Mortgage Securities Corp II	3.551%	04/10/34	$270,026
		Series - 2012 ALOH (Class A)
250,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.507	05/15/45	272,329
		Series - 2012 C6 (Class A3)
250,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	05/15/45	277,725
		Series - 2006 LDP8 (Class AM)
250,000		LB-UBS Commercial Mortgage Trust	5.424	02/15/40	288,669
		Series - 2007 C1 (Class A4)
250,000	g	OBP DEPOSITOR LLC TRUST	4.646	07/15/45	294,578
		Series - 2010 OBP (Class A)
500,000		RFMSI Trust	5.500	03/25/35	524,953
		Series - 2005 S2 (Class A6)
250,000		UBS Commercial Mortgage Trust	3.400	05/10/45	268,733
		Series - 2012 C1 (Class A3)

		TOTAL OTHER MORTGAGE BACKED			3,205,258

		TOTAL STRUCTURED ASSETS			4,506,378

		(Cost $4,510,139)

		TOTAL BONDS			44,109,455

		(Cost $43,820,145)

SHARES		COMPANY

PREFERRED STOCKS - 0.5%

BANKS - 0.5%
250	*	M&T Bank Corp	5.000	12/30/49	258,060

		TOTAL BANKS			258,060

		TOTAL PREFERRED STOCKS			258,060

		(Cost $255,625)

		TOTAL INVESTMENTS - 87.9%			44,367,515
		(Cost $44,075,770)
		OTHER ASSETS & LIABILITIES, NET - 12.1%			6,132,934

		NET ASSETS - 100.0%			$50,500,449

*		Non-income producing.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2012, the aggregate value of these securities amounted to $2,204,647 or 4.4% of net assets.

h		All or a portion of these securities were purchased on a delayed delivery basis.
i		Floating or variable rate security. Coupon reflects the rate at period end.

TIAA-CREF FUNDS - Money Market Fund

TIAA-CREF FUNDS
MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 99.8%

CERTIFICATE OF DEPOSIT - 1.6%
$3,000,000		Bank of Nova Scotia	0.340%	12/11/12	$3,000,000
5,000,000		Standard Chartered Bank	0.510	10/17/12	5,000,044
8,220,000		Toronto-Dominion Bank	0.170	10/16/12	8,220,000

		TOTAL CERTIFICATE OF DEPOSIT			16,220,044

COMMERCIAL PAPER - 32.3%
5,000,000		Australia & New Zealand Banking Group Ltd	0.200	11/09/12	4,998,917
6,000,000		Bank of Nova Scotia	0.125	10/02/12	5,999,979
6,330,000		Bank of Nova Scotia	0.120	10/05/12	6,329,916
6,000,000		Bank of Nova Scotia	0.205	10/10/12	5,999,692
350,000		Bank of Nova Scotia	0.350	02/15/13	349,534
2,820,000	y	Coca-Cola Co	0.215	10/02/12	2,819,983
2,360,000	y	Coca-Cola Co	0.215	10/03/12	2,359,972
750,000	y	Coca-Cola Co	0.235	10/16/12	749,927
7,025,000	y	Coca-Cola Co	0.215	10/23/12	7,024,077
265,000	y	Coca-Cola Co	0.255	11/05/12	264,934
5,750,000	y	Coca-Cola Co	0.150-0.235	11/08/12	5,748,641
1,500,000	y	Coca-Cola Co	0.235	11/13/12	1,499,579
1,000,000	y	Coca-Cola Co	0.210	11/21/12	999,702
500,000	y	Coca-Cola Co	0.200	12/05/12	499,819
500,000	y	Coca-Cola Co	0.230	12/18/12	499,751
2,025,000	y	Coca-Cola Co	0.220	12/21/12	2,023,998
1,250,000	y	Coca-Cola Co	0.210	12/28/12	1,249,358
3,318,000	y	Coca-Cola Co	0.250-0.270	01/22/13	3,315,358
5,000,000	y	Commonwealth Bank of Australia	0.190	10/03/12	4,999,947
888,000	y	Commonwealth Bank of Australia	0.260	10/15/12	887,910
900,000	y	Commonwealth Bank of Australia	0.180	10/31/12	899,865
1,140,000	y	Commonwealth Bank of Australia	0.190	11/29/12	1,139,645
3,085,000	y	Commonwealth Bank of Australia	0.180-0.250	11/30/12	3,084,000
4,750,000	y	Commonwealth Bank of Australia	0.190	12/04/12	4,748,396
720,000	y	Fairway Finance Corp	0.300	01/16/13	719,358
5,454,000	y	Fairway Finance LLC	0.190	10/25/12	5,453,309
9,500,000	y	Fairway Finance LLC	0.190	10/30/12	9,498,546
2,380,000	y	Fairway Finance LLC	0.190	11/02/12	2,379,598
3,909,000	y	Fairway Finance LLC	0.230	12/18/12	3,907,052
1,700,000		General Electric Capital Corp	0.260	11/06/12	1,699,558
10,000,000		General Electric Capital Corp	0.160	01/25/13	9,994,844
9,250,000		General Electric Co	0.080	10/10/12	9,249,815
2,048,000		General Electric Co	5.000	02/01/13	2,078,647
2,100,000	y	Johnson & Johnson	0.110	10/29/12	2,099,820
3,700,000	y	Liberty Street Funding LLC	0.170	10/04/12	3,699,948
500,000	y	Nestle Capital Corp	0.220	10/09/12	499,976
700,000	y	Nestle Capital Corp	0.140	11/02/12	699,913
1,000,000	y	Nestle Capital Corp	0.145	11/28/12	999,766

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$250,000	y	Old Line Funding LLC	0.190%	10/01/12	$250,000
4,000,000	y	Old Line Funding LLC	0.200	10/15/12	3,999,689
3,000,000	y	Old Line Funding LLC	0.200	10/18/12	2,999,717
5,000,000	y	Old Line Funding LLC	0.200	10/24/12	4,999,361
5,000,000	y	Old Line Funding LLC	0.200	12/04/12	4,998,222
250,000	y	Old Line Funding LLC	0.360	01/15/13	249,735
2,000,000	y	Old Line Funding LLC	0.230	01/23/13	1,998,543
1,452,000		PACCAR Financial Corp	0.150	10/01/12	1,452,000
1,043,000		PACCAR Financial Corp	0.190	10/11/12	1,042,945
3,000,000		PACCAR Financial Corp	0.130	10/23/12	2,999,762
10,000,000	y	Pfizer, Inc	0.105	10/09/12	9,999,767
5,000,000	y	Private Export Funding Corp	0.250	11/19/12	4,998,299
4,000,000	y	Private Export Funding Corp	0.250	11/26/12	3,998,444
3,000,000	y	Private Export Funding Corp	0.160	12/04/12	2,999,147
810,000	y	Private Export Funding Corp	0.250	12/18/12	809,561
12,000,000	y	Private Export Funding Corp	0.250	12/20/12	11,993,333
5,000,000	y	Private Export Funding Corp	0.210	01/18/13	4,996,821
5,885,000	y	Procter & Gamble Co	0.140-0.170	10/29/12	5,884,331
2,000,000	y	Procter & Gamble Co	0.145	11/02/12	1,999,742
1,000,000	y	Procter & Gamble Co	0.150	11/21/12	999,788
3,000,000	y	Procter & Gamble Co	0.150	12/10/12	2,999,125
300,000		Province of British Columbia Canada	0.200	10/26/12	299,958
3,985,000		Province of Ontario Canada	0.150	10/10/12	3,984,851
10,000,000		Province of Ontario Canada	0.140	10/11/12	9,999,611
9,792,000		Province of Ontario Canada	0.130-0.150	10/16/12	9,791,401
300,000		Province of Ontario Canada	0.190	10/31/12	299,952
1,450,000		Province of Ontario Canada	0.160	11/07/12	1,449,762
1,000,000		Province of Quebec Canada	0.140	10/09/12	999,969
10,000,000		Province of Quebec Canada	0.180	11/19/12	9,997,550
5,700,000		Province of Quebec Canada	0.180	11/20/12	5,698,575
2,500,000		Straight-A Funding LLC	0.180	10/10/12	2,499,888
5,000,000		Straight-A Funding LLC	0.180	10/12/12	4,999,725
3,500,000		Straight-A Funding LLC	0.180	11/09/12	3,499,317
6,000,000		Straight-A Funding LLC	0.180	12/10/12	5,997,900
5,000,000		Straight-A Funding LLC	0.180	12/18/12	4,998,050
10,815,000	y	Toronto Dominion Holding	0.170	11/06/12	10,813,161
4,000,000	y	Toronto-Dominion Holdings USA, Inc	0.150	10/05/12	3,999,933
4,000,000	y	Unilever Capital Corp	0.190	10/04/12	3,999,937
735,000	y	Unilever Capital Corp	0.220	11/05/12	734,843
5,000,000		US Bank NA	0.210	11/16/12	4,998,658
5,000,000	y	Variable Funding Capital Co LLC	0.160	10/01/12	5,000,000
3,000,000	y	Variable Funding Capital Co LLC	0.160	10/10/12	2,999,880
20,000,000	y	Wal-Mart Stores, Inc	0.100	10/04/12	19,999,833
2,500,000	y	Wal-Mart Stores, Inc	0.120	10/09/12	2,499,933
2,560,000	y	Wal-Mart Stores, Inc	0.100	10/22/12	2,559,851

		TOTAL COMMERCIAL PAPER			320,263,920

GOVERNMENT AGENCY DEBT - 26.3%
3,080,000		Federal Home Loan Bank (FHLB)	0.070	10/02/12	3,079,994
2,475,000		FHLB	0.110	10/04/12	2,474,977
19,235,000		FHLB	0.100-0.135	10/10/12	19,234,483
2,570,000		FHLB	0.115-0.125	10/12/12	2,569,905

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$10,300,000	FHLB	0.130%	10/17/12	$10,299,405
10,375,000	FHLB	0.110-0.120	10/19/12	10,374,389
17,660,000	FHLB	0.050-0.122	10/26/12	17,659,254
4,000,000	FHLB	0.130	11/14/12	3,999,364
5,000,000	FHLB	0.130	11/21/12	4,999,079
8,000,000	FHLB	0.130-0.140	11/28/12	7,998,244
9,425,000	FHLB	0.132	12/05/12	9,422,754
5,000,000	FHLB	0.140	12/07/12	4,998,697
1,500,000	FHLB	0.150	12/24/12	1,499,475
3,000,000	FHLB	0.130	12/26/12	2,999,068
5,000,000	FHLB	0.175	01/09/13	4,997,570
500,000	FHLB	0.170	01/16/13	499,747
1,000,000	FHLB	0.150	02/13/13	999,438
1,900,000	FHLB	0.165	02/20/13	1,898,763
751,000	FHLB	0.170	02/27/13	750,472
10,400,000	Federal Home Loan Mortgage Corp (FHLMC)	0.020	10/02/12	10,399,994
30,765,000	FHLMC	0.075-0.130	10/09/12	30,764,391
6,100,000	FHLMC	0.140	10/22/12	6,099,502
3,810,000	FHLMC	0.135	11/13/12	3,809,386
46,000	FHLMC	0.160	11/16/12	45,991
3,000,000	FHLMC	0.130	11/26/12	2,999,393
4,600,000	FHLMC	0.140	11/27/12	4,598,980
3,763,000	FHLMC	0.140	12/03/12	3,762,078
7,600,000	FHLMC	0.137	12/10/12	7,597,975
1,000,000	FHLMC	0.135	12/17/12	999,711
1,148,000	FHLMC	0.168	12/27/12	1,147,534
1,000,000	FHLMC	0.150	12/31/12	999,621
8,400,000	FHLMC	0.130-0.145	01/03/13	8,396,976
2,750,000	FHLMC	0.145	01/07/13	2,748,915
5,903,000	FHLMC	0.160	01/08/13	5,900,403
4,852,000	FHLMC	0.195	01/14/13	4,849,240
704,000	FHLMC	0.160	01/17/13	703,662
12,000,000	FHLMC	0.145-0.150	01/22/13	11,994,476
125,000	FHLMC	0.175	02/04/13	124,923
1,600,000	FHLMC	0.160	02/11/13	1,599,054
1,500,000	Federal National Mortgage Association (FNMA)	0.170	10/01/12	1,500,000
6,665,000	FNMA	0.090-0.135	10/03/12	6,664,956
8,000,000	FNMA	0.140-0.142	10/15/12	7,999,562
1,279,000	FNMA	0.150-0.155	10/17/12	1,278,914
1,200,000	FNMA	0.150	10/19/12	1,199,910
5,000,000	FNMA	0.130	11/07/12	4,999,332
2,000,000	FNMA	0.160	12/05/12	1,999,422
1,750,000	FNMA	0.160	12/12/12	1,749,440
3,400,000	FNMA	0.175	12/19/12	3,398,694
608,000	FNMA	0.145-0.150	12/26/12	607,784
1,715,000	FNMA	0.155-0.170	01/02/13	1,714,277
1,750,000	FNMA	0.175-0.180	01/03/13	1,749,187
1,300,000	FNMA	0.135	01/04/13	1,299,537
2,060,000	FNMA	0.160	01/07/13	2,059,103
2,950,000	FNMA	0.155	01/23/13	2,948,552
360,000	FNMA	0.140	02/20/13	359,801

	TOTAL GOVERNMENT AGENCY DEBT			261,825,754

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

REPURCHASE AGREEMENT - 5.0%
$50,000,000		Credit Suisse First Boston	0.200%	10/01/12	$50,000,000
		TOTAL REPURCHASE AGREEMENT			50,000,000

TREASURY DEBT - 20.9%
3,930,000		United States Treasury Bill	0.102	10/04/12	3,929,967
6,990,000		United States Treasury Bill	0.123-0.130	10/11/12	6,989,752
42,000,000		United States Treasury Bill	0.074-0.143	10/18/12	41,998,168
4,335,000		United States Treasury Bill	0.135-0.138	10/25/12	4,334,607
6,480,000		United States Treasury Bill	0.133	11/01/12	6,479,258
110,000		United States Treasury Bill	0.132	11/08/12	109,985
3,905,000		United States Treasury Bill	0.090-0.104	11/23/12	3,904,425
7,000,000		United States Treasury Bill	0.078-0.090	12/06/12	6,998,967
5,235,000		United States Treasury Bill	0.098-0.122	12/13/12	5,233,709
5,000,000		United States Treasury Bill	0.145	12/20/12	4,998,389
1,405,000		United States Treasury Bill	0.112	12/27/12	1,404,620
50,000		United States Treasury Bill	0.121	02/07/13	49,978
3,000,000		United States Treasury Bill	0.126	02/14/13	2,998,572
12,150,000		United States Treasury Note	1.375	10/15/12	12,155,667
11,820,000		United States Treasury Note	0.375	10/31/12	11,822,093
3,200,000		United States Treasury Note	1.375	11/15/12	3,204,788
13,850,000		United States Treasury Note	0.500	11/30/12	13,857,770
7,695,000		United States Treasury Note	1.125	12/15/12	7,710,130
5,000,000		United States Treasury Note	0.625	12/31/12	5,005,596
6,000,000		United States Treasury Note	1.375	01/15/13	6,020,962
10,300,000		United States Treasury Note	0.625	01/31/13	10,315,032
7,220,000		United States Treasury Note	1.375	02/15/13	7,252,486
11,535,000		United States Treasury Note	0.625	02/28/13	11,556,407
8,690,000		United States Treasury Note	1.375	03/15/13	8,737,498
2,110,000		United States Treasury Note	1.750	04/15/13	2,127,926
8,265,000		United States Treasury Note	0.625	04/30/13	8,286,439
3,000,000		United States Treasury Note	1.375	05/15/13	3,021,444
5,500,000		United States Treasury Note	0.500	05/31/13	5,511,043
1,310,000		United States Treasury Note	1.000	07/15/13	1,318,027

		TOTAL TREASURY DEBT			207,333,705

VARIABLE RATE SECURITIES - 13.7%
3,000,000	i	Federal Farm Credit Bank (FFCB)	0.240	02/01/13	2,999,796
5,000,000	i	FFCB	0.292	03/15/13	4,999,321
5,000,000	i	FFCB	0.331	03/28/13	5,000,000
4,050,000	i	FFCB	0.238	06/12/13	4,050,206
4,000,000	i	FFCB	0.578	08/19/13	3,998,226
4,800,000	i	FFCB	0.312	08/26/13	4,797,842
3,400,000	i	FFCB	0.340	08/26/13	3,399,690
5,000,000	i	FFCB	0.250	09/23/13	4,999,009
10,000,000	i	FFCB	0.360	09/23/13	9,999,605
4,950,000	i	FFCB	0.280	10/15/13	4,945,366
9,000,000	i	FFCB	0.250	02/10/14	8,997,524
5,000,000	i	FFCB	0.191	04/16/14	5,000,000
2,580,000	i	FFCB	0.390	05/19/14	2,583,667
7,900,000	i	Federal Home Loan Bank (FHLB)	0.332	03/06/13	7,900,332

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$9,500,000	i	FHLB	0.330%	08/16/13	$9,500,000
5,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.181	02/04/13	4,999,307
3,100,000	i	FHLMC	0.178	05/06/13	3,099,071
2,800,000	i	FHLMC	0.181	06/03/13	2,800,194
5,000,000	i	Federal National Mortgage Association (FNMA)	0.272	03/14/13	4,999,354
5,000,000	i	FNMA	0.380	10/28/13	5,000,000
5,000,000	i	FNMA	0.199	06/20/14	4,998,539
2,000,000	i	Bank of Nova Scotia	0.648	10/26/12	2,000,448
2,500,000	i	Bank of Nova Scotia	0.787	02/15/13	2,503,411
5,000,000	i	Canadian Imperial Bank of Commerce	0.300	10/09/12	5,000,000
2,000,000	i	Province of Ontario Canada	0.584	11/19/12	2,000,755
5,000,000	i	Royal Bank of Canada	0.540	06/07/13	5,000,000
5,600,000	i	Royal Bank of Canada	0.440	07/15/13	5,600,000
5,000,000	i	Toronto-Dominion Bank	0.306	05/30/13	5,000,000

		TOTAL VARIABLE RATE SECURITIES			136,171,663

		TOTAL SHORT-TERM INVESTMENTS			991,815,086

		(Cost $991,815,086)

		TOTAL INVESTMENTS- 99.8%			991,815,086
		(Cost $991,815,086)
		OTHER ASSETS & LIABILITIES, NET - 0.2%			2,056,611

		NET ASSETS - 100.0%			$993,871,697

i		Floating or variable rate security. Coupon rate reflects the rate at period end.
y

Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 9/30/2012, the aggregate value of these securities was $198,553,144 or 20.0% of net assets.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

          (a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semiannual reporting period.

          (b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: November 20, 2012	By:	/s/ Roger W. Ferguson, Jr.

Roger W. Ferguson, Jr.
Principal Executive Officer and President

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: November 20, 2012	By:	/s/ Roger W. Ferguson, Jr.

Roger W. Ferguson, Jr.
Principal Executive Officer and President
(principal executive officer)

Dated: November 20, 2012	By:	/s/ Phillip G. Goff

Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer
and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification